As filed with the Securities and Exchange Commission on January 30, 2025
Securities Act File No.
333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.

Blackstone Private Credit Fund
(Exact name of registrant as specified in its charter)

345 Park Avenue, 31st Floor
New York,
NY
(212) 503-2100
(Address and telephone number, including area code, of principal executive offices)
Oran Ebel, Esq.
Lucie Enns, Esq.
Blackstone Private Credit Strategies LLC
345 Park Avenue, 31st Floor
New York,
NY
10154
(Name and address of agent for service)

WITH COPIES TO:
Rajib Chanda, Esq.
Steven Grigoriou, Esq.
Jonathan Pacheco, Esq.
Simpson Thacher & Bartlett LLP
900 G Street, N.W.
Washington, DC 20001

Approximate Date of Commencement of Proposed Public Offering
: From time to time after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“
Securities Act
”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☒
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment registration statement.
☐
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“ Investment Company Act ”)).
☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☒	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“ Exchange Act ”)).
☐
If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

PROSPECTUS

Blackstone Private Credit Fund
Debt Securities

We are a non-diversified, closed-end management investment company that has elected to be regulated as a business development company (“
BDC
”) under the Investment Company Act of 1940, as amended (the “
1940 Act
”). Our adviser, Blackstone Private Credit Strategies LLC (the “
Adviser
”), and our sub-adviser, Blackstone Credit BDC Advisors LLC (the “
Sub-Adviser
” and, together with the Adviser, the “
Advisers
”), are affiliates of Blackstone Alternative Credit Advisors LP (the “
Sub-Administrator
” and, collectively with its affiliates in the credit, asset based finance and insurance asset management business unit of Blackstone Inc. (“
Blackstone
”), “
Blackstone Credit & Insurance
”), which provides certain administrative and other services necessary for the Fund to operate pursuant to a sub-administration agreement between Blackstone Private Credit Strategies LLC, in its capacity as the administrator to the Fund (in such capacity, the “
Administrator
”), and the Sub-Administrator. We have elected to be treated for federal income tax purposes, and intend to qualify annually, as a regulated investment company (a “
RIC
”) under the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “
Code
”).
Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We will seek to meet our investment objectives by utilizing the experience and expertise of the management team of the Adviser, along with the broader resources of Blackstone Credit & Insurance and Blackstone
,
in sourcing, evaluating and structuring transactions, subject to Blackstone’s policies and procedures regarding the management of conflicts of interest; employing a defensive investment approach focused on long-term credit performance and principal protection, generally investing in loans with asset coverage ratios and interest coverage ratios that the Adviser believes provide substantial credit protection, and also seeking favorable financial protections, including, where the Adviser believes necessary, one or more financial maintenance and incurrence covenants (i.e., covenants that are tested when affirmative action is taken, such as the incurrence of additional debt and/or making distribution payments); focusing on loans and securities of U.S. private companies, and to a lesser extent European and other non-U.S. companies. In many market environments, we believe such a focus offers an opportunity for superior risk-adjusted returns; maintaining rigorous portfolio monitoring, in an attempt to anticipate and pre-empt negative credit events within our portfolio; and utilizing the power and scale of Blackstone and the Blackstone Credit & Insurance platform to offer operational expertise to portfolio companies through the Value Creation Program (as defined below).
Our debt securities (the “
debt securities
”) may be offered at prices and on terms to be disclosed in one or more supplements to this prospectus. You should read this prospectus and the applicable prospectus supplement carefully before you invest in our debt securities.
The debt securities may be offered directly to one or more purchasers, or through agents designated from time to time by us, or to or through underwriters or dealers. Each prospectus supplement relating to an offering will identify any agents or underwriters involved in the sale of the debt securities, and will disclose any applicable purchase price, fee, discount or commissions arrangement between us and our agents or underwriters or among our underwriters or the basis upon which such amount may be calculated. See “
Plan of Distribution
” in this prospectus. We may not sell any of the debt securities pursuant to this registration statement through agents, underwriters or dealers without delivery of this prospectus and a prospectus supplement describing the method and terms of the offering of such debt securities
.

We intend to invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be illiquid and difficult to value.
Investing in our debt securities may be considered speculative and involves a high degree of risk, including the risk of a substantial loss of investment. Before investing in our debt securities, you should read the discussion of the material risks of investing in our debt securities, including the risk of leverage, in “Risk Factors” beginning on page 30 of this prospectus, Part I, Item 1A “Risk Factors” in our most recent Annual Report on Form 10-K, Part II, Item 1A “Risk Factors” in our most recent Quarterly Report on Form 10-Q, as well as in any of our subsequent SEC filings, and in, or incorporated by reference into, the applicable prospectus supplement and in any free writing prospectuses we may authorize for use in connection with a specific offering, and under similar headings in the other documents that are incorporated by reference into this prospectus.
This prospectus contains important information about us that a prospective investor should know before investing in our debt securities. Please read this prospectus and any applicable prospectus supplements before investing and keep them for future reference. We also file periodic and current reports and other information about us with the U.S. Securities and Exchange Commission (the “
SEC
”) at
www.sec.gov
. This information is available free of charge by contacting us at 345 Park Avenue, 31 st
Floor, New York, NY 10154, by calling us collect at (212) 503-2100 or by visiting our website at
www.bcred.com
. Information contained on our website or Blackstone’s website at
www.blackstone.com
is not incorporated by reference into this prospectus, and you should not consider that information to be part of this prospectus. The contact information provided above may be used by you to make investor inquiries.
The information in this prospectus or any subsequently filed prospectus supplement is current only as of the date on its respective cover, and may change after that date. We do not represent that at any time after the date of this prospectus our affairs will be the same as what is described in this prospectus or that the information in this prospectus otherwise will continue to be correct—nor do we imply those things by delivering this prospectus or selling debt securities to you. Unless otherwise noted, the terms “we,” “us,” “our,” the “Company,” the “Issuer,” the “Fund,” and “BCRED” refer to Blackstone Private Credit Fund, together with its consolidated subsidiaries. In addition, the term “Adviser” refers to Blackstone Private Credit Strategies LLC, the term “Sub-Adviser” refers to Blackstone Credit BDC Advisors LLC and the term “Advisers” refers to the Adviser and the Sub-Adviser. The term “Administrator” refers to Blackstone Private Credit Strategies LLC, in its capacity as administrator to the Fund, and the term “Sub-Administrator” refers to Blackstone Alternative Credit Advisors LP. The term “Administrators” refers to the Administrator and the Sub-Administrator. The term “Blackstone Credit & Insurance” refers to Blackstone Alternative Credit Advisors LP collectively with its affiliates in the credit, asset based finance and insurance asset management business unit of Blackstone Inc. “Blackstone” refers to Blackstone Inc., collectively with its affiliates as the context requires.
Neither the SEC nor any state securities commission has approved or disapproved of these debt securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This prospectus may not be used to consummate sales of debt securities unless accompanied by a prospectus supplement.

The date of this prospectus is January 30, 2025.

Statistical and market data used in this prospectus has been obtained from governmental and independent industry sources and publications. We have not independently verified the data obtained from these sources. Forward-looking information obtained from these sources is subject to the same qualifications and the additional uncertainties regarding the other forward-looking statements contained in this prospectus, for which the safe harbor provided in Section 27A of the Securities Act and Section 21E of the Exchange Act is not available.
We have not authorized anyone to give you any information other than in this prospectus, any prospectus supplement to this prospectus, any free writing prospectus or any information that we have incorporated by reference herein or therein and we take no responsibility for any other information that others may give you. If anyone provides you with different or inconsistent information, you should not rely on it. We are not making an offer to sell these debt securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information appearing or incorporated by reference in this prospectus, any prospectus supplements or any free writing prospectus is accurate only as of the date on their respective front covers. Our business, financial condition and prospects may have changed since that date. To the extent required by applicable law, we will update this prospectus during the offering period to reflect material changes to the disclosure herein.

i

ABOUT THIS PROSPECTUS
This prospectus is part of an automatic shelf registration statement that we have filed with the U.S. Securities and Exchange Commission (the “
SEC
”), as a “well-known seasoned issuer” as defined in Rule 405 under the Securities Act of 1933, as amended (the “
Securities Act
”). Under the shelf registration process, which constitutes a delayed offering in reliance on Rule 415 under the Securities Act, we may offer, from time to time, in one or more offerings or series, our debt securities (the “
debt securities
”).
The debt securities may be offered at prices and on terms described in one or more supplements to this prospectus. This prospectus provides you with a general description of the debt securities that we may offer. Each time we use this prospectus to offer debt securities, we will provide a prospectus supplement that will contain specific information about the terms of that offering. We may also authorize one or more free writing prospectuses to be provided to you that may contain material information relating to these offerings. Such prospectus supplement and/or free writing prospectus (collectively referred to hereinafter as a “
prospectus supplement
”) may also add, update or change information contained in this prospectus or in the documents we incorporate by reference herein. This prospectus and the prospectus supplement, together with any documents incorporated by reference herein, will include all material information relating to the applicable offering.
Please carefully read this prospectus and the prospectus supplement, together with any documents incorporated by reference in this prospectus and the applicable prospectus supplement, any exhibits and the additional information described or incorporated by reference under the headings “
Available Information
,” “
Incorporation of Certain Information by Reference
,” “
Prospectus Summary
” and “
Risk Factors
” before you make an investment decision.

PROSPECTUS SUMMARY
This summary highlights some of the information in this prospectus. It is not complete and may not contain all of the information that you may want to consider. To understand this offering fully, you should read the entire prospectus carefully, including the section in this prospectus entitled “Risk Factors,” before making a decision to invest in our debt securities.
Blackstone Private Credit Fund
Blackstone Private Credit Fund is a Delaware statutory trust that seeks to invest primarily in originated loans and other securities, including broadly syndicated loans, of U.S. private companies and to a lesser extent European and other non-U.S. companies. We are a non-diversified, closed-end management investment company that has elected to be regulated as a BDC under the 1940 Act. In addition, the Company has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (a “
RIC
”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “
Code
”).
We are externally managed by an affiliate of Blackstone Inc. (“
Blackstone
”). Our adviser, Blackstone Private Credit Strategies LLC (the “
Adviser
”), and our sub-adviser, Blackstone Credit BDC Advisors LLC (the “
Sub-Adviser
” and, together with the Adviser, the “
Advisers
”), are affiliates of Blackstone Alternative Credit Advisors LP (the “
Sub-Administrator
” and, collectively with its affiliates in the credit, asset based finance and insurance asset management business unit of Blackstone, “
Blackstone Credit & Insurance”

or

“BXCI
”), which provides certain administrative and other services necessary for the Fund to operate pursuant to a sub-administration agreement between Blackstone Private Credit Strategies LLC in its capacity as the administrator to the Fund (in such capacity, the “
Administrator
” and together with the Sub-Administrator, the “
Administrators
”), on behalf of the Fund, and the Sub-Administrator
.
We are offering on a continuous basis up to $45.0 billion of common shares of beneficial interest (the “
Common Shares
”) pursuant to an offering registered with the SEC (the “
Continuous Offering
”). We are offering to sell any combination of three classes of Common Shares—Class S shares, Class D shares and Class I shares—with a dollar value up to the maximum offering amount. The share classes have different ongoing shareholder servicing and/or distribution fees. Blackstone Securities Partners L.P., the intermediary manager, will use its best efforts to sell shares, but is not obligated to purchase or sell any specific amount of shares in the Continuous Offering.
Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation.
Under normal circumstances, we will invest at least 80% of our total assets (net assets plus borrowings for investment purposes) in private credit investments (loans, bonds and other credit instruments that are issued in private offerings or issued by private companies). Under normal circumstances, we expect that the majority of our portfolio will be in privately originated and privately negotiated investments, predominantly direct lending to U.S. private companies through (i) first lien senior secured and unitranche loans (including first-out/last-out loans) (generally with total investment sizes less than $300 million, which criteria may change from time to time) and (ii) second lien, unsecured, subordinated or mezzanine loans and structured credit (generally with total investment sizes less than $100 million, which criteria may change from time to time), as well as broadly syndicated loans (for which we may serve as an anchor investor), club deals (generally investments made by a small group of investment firms) and other debt and equity securities (the investments described in this sentence, collectively, “
Private Credit
”). In limited instances, we may retain the

“last out” portion of a first-lien loan. In such cases, the “first out” portion of the first lien loan would receive priority with respect to payment over our “last out” position. In exchange for the higher risk of loss associated with such “last out” portion, we would earn a higher rate of interest than the “first out” position. To a lesser extent, we will also invest in publicly traded securities of large corporate issuers (“
Opportunistic Credit
”). We expect that the Opportunistic Credit investments will generally be liquid, and may be used for the purposes of maintaining liquidity for our share repurchase program and cash management, while also presenting an opportunity for attractive investment returns.
Most of our investments are in U.S. private companies, but (subject to compliance with BDCs’ requirement to invest at least 70% of its assets in U.S. private companies) we also expect to invest to some extent in European and other non-U.S. companies, but we do not expect to invest in emerging markets. We may invest in companies of any size or capitalization. Subject to the limitations of the 1940 Act, we may invest in loans or other securities, the proceeds of which may refinance or otherwise repay debt or securities of companies whose debt is owned by other Blackstone Credit & Insurance funds. We generally will co-invest with other Blackstone Credit & Insurance funds.
BDCs are subject to certain restrictions applicable to investment companies under the 1940 Act. As a BDC, at least 70% of our assets must be the type of “qualifying” assets listed in Section 55(a) of the 1940 Act, which are generally privately-offered securities issued by U.S. private or thinly-traded companies. We may also invest up to 30% of our portfolio opportunistically in “non-qualifying” portfolio investments, such as investments in non-U.S. companies.
The loans in which we invest will generally pay floating interest rates based on a variable base rate. The senior secured loans, unitranche loans and senior secured bonds in which we will invest generally have stated terms of five to eight years, and the mezzanine, unsecured or subordinated debt investments that we may make will generally have stated terms of up to ten years, but the expected average life of such securities is generally between three and five years. However, there is no limit on the maturity or duration of any security we may hold in our portfolio. Loans and securities purchased in the secondary market will generally have shorter remaining terms to maturity than newly issued investments. We expect most of our debt investments will be unrated. Our debt investments may also be rated by a nationally recognized statistical rating organization, and, in such case, may carry a rating below investment grade (rated lower than “Baa3” by Moody’s Investors Service, Inc. or lower than “BBB-” by S&P Global Ratings).
We expect that our unrated debt investments will generally have credit quality consistent with below investment grade securities. In addition, we may invest in collateralized loan obligations (“
CLOs
”) and will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs.
We may, but are not required to, enter into interest rate, foreign exchange or other derivative agreements to hedge interest rate, currency, credit or other risks, but we do not generally intend to enter into any such derivative agreements for speculative purposes. Any derivative agreements entered into for speculative purposes are not expected to be material to our business or results of operations. These hedging activities, which will be in compliance with applicable legal and regulatory requirements, may include the use of futures, options and forward contracts. We will bear the costs incurred in connection with entering into, administering and settling any such derivative contracts. There can be no assurance any hedging strategy we employ will be successful.
To seek to enhance our returns, we use and continue to expect to use leverage as market conditions permit and at the discretion of the Advisers, but in no event will leverage employed exceed the limitations set forth in the 1940 Act, which currently allows us to borrow up to a 2:1 debt to equity ratio. We use and continue to expect to use leverage in the form of borrowings, including loans from certain financial institutions and issuances of debt securities. We may also use leverage in the form of the issuance of preferred shares or by using reverse repurchase agreements or similar transactions and derivatives, including credit default swaps. In determining whether to borrow money, we will analyze the maturity, covenant package and rate structure of the proposed borrowings, as well as the risks of such borrowings compared to our investment outlook. Any such leverage, if incurred, would be expected to increase the total capital available for investment by the Company. Additionally, some of our portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to us as an investor. See “
Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Borrowings
” and “
Risk Factors—Our portfolio companies may be highly leveraged
.” We have and will continue to, from time to time, enter into additional credit facilities, increase the size of our existing credit facilities or issue additional debt securities, including debt securitizations, unsecured debt and other forms of debt. Any such incurrence or issuance may be from sources within the U.S. or from various foreign geographies or jurisdictions, and may be denominated in currencies other than the U.S. Dollar.
As of September 30, 2024, based on fair value, our portfolio consisted of 91.2% first lien senior secured investments, 2.9% second lien debt investments, 0.1% unsecured debt investments, 0.8% structured finance obligations - debt instruments, 1.9% in equity and other investments and 3.1% in joint venture investments. As of September 30, 2024, on a fair value basis, approximately 99.7% of performing debt investments bore interest at a floating rate and approximately 0.3% of performing debt investments bore interest at a fixed rate.
The Advisers and the Administrators
The Company’s investment activities are managed by Blackstone Private Credit Strategies LLC and Blackstone Credit BDC Advisors LLC, each an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended (the “
Advisers Act
”). Our Advisers are responsible for originating prospective investments, conducting research and due diligence investigations on potential investments, analyzing investment opportunities, negotiating and structuring our investments and monitoring our investments and portfolio companies on an ongoing basis, in each case with respect to the portion of the assets of the Fund allocated to such Adviser pursuant to the investment advisory agreement between the Fund and the Adviser, effective January 1, 2025 (the “
Investment Advisory Agreement
”), or the sub-advisory agreement among the Fund, the Adviser and the Sub-Adviser, effective January 1, 2025 (the “
Sub-Advisory Agreement
” and, together with the Investment Advisory Agreement, the “
Advisory Agreements
”), as the case may be (in each case, the “
Allocated Portion
”).
The Advisers are affiliates of Blackstone Credit & Insurance and are led by substantially the same investment personnel as Blackstone Credit & Insurance. As such, our Advisers have access to the broader resources of Blackstone Credit & Insurance and Blackstone, subject to Blackstone’s policies and procedures regarding the management of conflicts of interest. As such, the term “Blackstone Credit & Insurance” may be used when describing advisory services and resources.
Blackstone Private Credit Strategies LLC, as our Administrator and Blackstone Alternative Credit Advisors LP, as our Sub-Administrator, provide, or oversee the performance of, administrative and compliance services, including, but not limited to, maintaining financial records, overseeing the calculation of net asset value (“
NAV
”), compliance monitoring (including diligence and oversight of our other service providers), preparing reports to shareholders and reports filed with the SEC, preparing materials and coordinating meetings of our Board of Trustees, managing the payment of expenses and the performance of administrative and professional services rendered by others and providing office space, equipment and office services.

Blackstone Credit & Insurance is the credit, asset based finance and insurance asset management business unit of Blackstone, which is the largest alternative asset manager in the world with leading investment businesses across asset classes. Blackstone’s platform provides competitive advantages including scale, expertise across industries and capital structures, and deep relationships with companies and financial sponsors.
Blackstone’s four business segments are real estate, private equity, credit and insurance, and multi-asset investing. Blackstone Credit & Insurance is an expansive, fully integrated credit platform, that includes private and liquid credit, infrastructure and asset based credit and insurance businesses. As of September 30, 2024, Blackstone had total AUM of more than $1.1 trillion and Blackstone Credit & Insurance had total AUM of $355 billion.
1
Blackstone Credit & Insurance, through its affiliates, employed 659 people headquartered in New York and in offices globally as of September 30, 2024. Blackstone Credit & Insurance’s 372-person investment team also includes a 93-person Chief Investment Office (“
CIO
”) team, which consists of individuals focused on Underwriting & Execution, Capital Formation, Asset Allocation, Structuring, Asset Management, Portfolio Insights, and Portfolio Analytics.
Blackstone Credit & Insurance’s Senior Managing Directors have on average 24 years of industry experience. The Company brings Blackstone Credit & Insurance’s preeminent credit-focused investment platform to the non-exchange traded BDC industry.
Blackstone Investment
An affiliate of Blackstone has invested $25 million in our Common Shares through one or more private placement transactions. In addition, officers and employees of Blackstone and its affiliates have also invested $123.0 million in our Common Shares as of October 1, 2024.
Market Opportunity
We believe that there are and will continue to be significant investment opportunities in the targeted asset classes discussed below.
Attractive Opportunities in Floating Rate, Senior Secured Loans
We believe that opportunities in senior secured loans are significant because of the strong defensive characteristics of this asset class. While there is inherent risk in investing in any securities, senior secured debt is on the top of the capital structure and thus has priority in payment among an issuer’s security holders (i.e., senior secured debt holders are due to receive payment before junior creditors and equity holders). Further, these investments are secured by the issuer’s assets, which may be collateralized in the event of a default, if necessary. Senior secured debt often has restrictive covenants for the purpose of additional principal protection and ensuring repayment before junior creditors (i.e., most types of unsecured bondholders, and other security holders) and preserving collateral to protect against credit deterioration. The senior secured loans we invest in will generally pay floating interest rates based on a variable base rate, such as the Secured Overnight Financing Rate (“
SOFR
”). We expect that our loans will generally pay floating interest rates and are likely to benefit as rates remain elevated. With base rates (3 month SOFR) at approximately 4.3% as of January 6, 2025 we believe the market provides an attractive opportunity to generate strong all-in yields and risk-adjusted returns for investors.

1	AUM is estimated and unaudited as of September 30, 2024

Opportunity in U.S. Private Companies
In addition to investing in senior secured loans generally, we believe that the market for lending to private companies within the United States is underserved and presents a compelling investment opportunity. We believe that the following characteristics support our belief:
Secular Tailwinds in the Private Market, Including Private Credit.
One of the important drivers of growth in the strategy is the increasing secular tailwinds in the private markets (i.e., social or economic trends positively impacting private markets), including growing demand for private credit, which has created attractive opportunities for private capital providers like Blackstone Credit & Insurance. Private equity funds with strategies focused on North America had over $1.4 trillion of “dry powder” (i.e., uncalled capital commitments) (published by Preqin as of January 6, 2025), which should similarly drive demand for private capital providers like Blackstone Credit & Insurance. This shift is partially due to traditional banks continuing to face regulatory limitations and retreating from the space, creating additional opportunities for private credit to take advantage of. Further, financial sponsors and companies are becoming increasingly interested in working directly with private lenders as they are seeing the tremendous benefits versus accessing the public credit markets. The Company believes some of these benefits include faster execution and greater certainty, ability to partner with sophisticated lenders, a more efficient process, and in some instances fewer regulatory requirements. As a result, Blackstone Credit & Insurance benefits from greater flow of larger scale deals that have become increasingly available to the direct lending universe over traditional banks and other financing institutions.
Attractive Market Segment
.
We believe that the underserved nature of such a large segment of the market can at times create a significant opportunity for investment. In many environments, we believe that private companies are more likely to offer attractive economics in terms of transaction pricing, up-front and ongoing fees, prepayment penalties and security features in the form of stricter covenants and quality collateral than loans to public companies.
Limited Investment Competition.
 Despite the size of the market, we believe that regulatory changes and other factors have diminished the role of traditional financial institutions and certain other capital providers in providing financing to companies. As tracked by Leverage Commentary & Data (LCD), private credit markets financed 198 leveraged buyouts (“
LBOs
”) (84% of total LBOs in 2024) compared to the publicly syndicated markets, which financed only 39 (16% of total LBOs in 2024). In addition, due to bank consolidation, the number of banks has also declined during the past several decades, furthering the lack of supply in financing to private companies.
We also believe that lending and originating new loans to private companies generally requires a greater dedication of the lender’s time and resources compared to lending to public companies, due in part to the size of each investment and the often fragmented nature of information available from these companies. Further, we believe that many investment firms lack the breadth and scale necessary to identify investment opportunities, particularly in regards to directly originated investments in private companies, and thus attractive investment opportunities are often overlooked. Our track record in financing these opportunities gives us credibility in approaching companies and management teams proactively with solutions. Furthermore, we believe that our ability to provide speed and certainty of financing, as well as large-scale commitments, positions us to take advantage of the favorable supply / demand dynamics in the current market environment and negotiate more favorable economic terms for our investments.
Growing Opportunities in Europe
. We believe the market for European direct lending provides attractive opportunities. In recent years, we have continued to see a growing opportunity set driven by “public to private” transactions, corporate carve-outs, and companies looking to remain private. This creates a source of deal flow that we believe Blackstone Credit & Insurance is uniquely placed to execute. We further believe that the strong fundraising environment globally for private equity over the past few years will also continue to drive deal flow for European originated transactions. We anticipate that many of our opportunities to provide originated loans or other financing will be in connection with leveraged buyouts by private equity firms. Globally, private equity dry powder (uncalled capital commitments) currently stands at over $2.5 trillion (published by Preqin as of January 6, 2025), which means that these private equity firms have a large amount of capital available to conduct transactions, which we believe will create debt financing opportunities for us. Although we believe the alternative credit market in Europe is still somewhat less developed compared to its U.S. counterpart, acceptance of private capital in Europe has grown substantially in recent years. Across the U.S. and Europe, we believe Blackstone Credit & Insurance has the ability to take advantage of a dislocation in capital markets as a result of volatility by providing financing solutions, including anchoring loan syndications, originating loans where traditional banks are unwilling or unable to do so, or buying investments in the secondary market, all of which we may be able to do on more attractive terms in times of market disruption than would otherwise be available. This deployment of capital through a market dislocation strategy remains firmly within Blackstone Credit & Insurance’s investment philosophy—focusing on performing companies where Blackstone Credit & Insurance has enhanced access and a due diligence advantage.
Blackstone Credit & Insurance Strengths
Blackstone Credit & Insurance is one of the largest private credit investment platforms globally and a key player in the direct lending space. Blackstone Credit & Insurance has experience scaling funds across its platform that invest in all parts of the capital structure. Blackstone Credit & Insurance focuses on transactions where it can differentiate itself from other providers of capital, targeting large transactions and those where Blackstone Credit & Insurance can bring its expertise and experience in negotiating and structuring. We believe that Blackstone Credit & Insurance has the scale and platform to effectively manage a North American private credit investment strategy, offering investors the following potential strengths:
Ability to Provide Scaled, Differentiated Capital Solutions
.
We believe that the breadth and scale of Blackstone Credit & Insurance’s platform, with $355 billion AUM as of September 30, 2024, and affiliation with Blackstone provide a distinct advantage in sourcing and deploying capital toward proprietary investment opportunities and provide a differentiated capability to invest in large, complex opportunities. Scale allows for more resources to source, diligence and monitor investments, and may enable us to move up market where there is often less competition and may allow us to negotiate more favorable terms for investments. As of September 30, 2024, Blackstone Credit & Insurance is invested in over 4,750 corporate issuers
2
across portfolios globally and has over 400 sponsor and advisor relationships, which we believe provides invaluable insight and access to a broad and diverse set of investment opportunities. Blackstone Credit & Insurance’s focus on larger transactions and larger issues is often associated with more established management teams and higher quality assets, which, in our experience, tend to better maintain their value through cycles and can serve to reduce investment risk. Blackstone Credit & Insurance offers its clients and borrowers a comprehensive solution across corporate and asset based, as well as investment grade and non-investment grade credit. Blackstone Credit & Insurance expects that in the current environment, where borrowers increasingly value the benefits of private credit, the ability to provide flexible, well-structured capital commitments in appropriate sizes will enable Blackstone Credit & Insurance to command more favorable terms for its investments.
Established Origination Platform with Strong Credit Expertise
. The global presence of Blackstone Credit & Insurance generates access to a substantial amount of directly originated transactions with what Blackstone Credit & Insurance believes to be attractive investment characteristics. Over the last several years, Blackstone Credit & Insurance has expanded its origination and sponsor coverage footprint with regional offices

2	As of September 30, 2024. Reflects issuers across all asset types within Private Corporate Credit, Liquid Corporate Credit, and Infrastructure & Asset Based Credit.

in select markets. As of September 30, 2024, Blackstone Credit & Insurance had 659 employees globally, including 102 private credit investment professionals that have operated through multiple industry cycles, with a deep reservoir of credit expertise, providing them valuable experience and a long-term view of the market. Together with a 93-person CIO team (comprised of investment management and portfolio operations professionals), these professionals power a strong loan origination engine which we believe is a key advantage to the Blackstone Credit & Insurance platform. We anticipate capitalizing on Blackstone Credit & Insurance’s global footprint and broad and diverse origination platform to provide, primarily, senior secured financings.
We believe that the broad network of Blackstone Credit & Insurance can provide a significant pipeline of investment opportunities for us. Blackstone Credit & Insurance has a strong trading presence and actively monitors thousands of companies across the public and private markets through its $111 billion Liquid Corporate
Credit platform,
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and as a result has deep insight across sectors and industries. Furthermore, we believe that Blackstone Credit & Insurance’s strong reputation and longstanding relationships with corporate boards, management teams, leveraged buyout sponsors, financial advisors, and intermediaries position Blackstone Credit & Insurance as a partner and counterparty of choice, providing us with attractive sourcing capabilities. In Blackstone Credit & Insurance’s experience, these relationships help drive substantial proprietary deal flow and insight into investment opportunities.
Value-Added Capital Provider and Partner Leveraging the Blackstone Credit & Insurance Value Creation Program.
Blackstone Credit & Insurance has established a reputation for providing creative, value-added solutions to address a company’s financing requirements and we believe our ability to solve a need for a company may lead to attractive investment opportunities. In addition, Blackstone Credit & Insurance has access to the significant resources of the Blackstone platform, including the Blackstone Credit & Insurance Value Creation Program (the “
Value Creation Program
”), a global platform that intends to help Blackstone Credit & Insurance investments create meaningful value by leveraging the scale, network and expertise within the Blackstone platform. Specifically, the Value Creation Program focuses on three areas of improvement: (i) reducing costs by leveraging the scale and purchasing power of Blackstone through the Group Purchasing Organization (the “
GPO
”), preferred partnerships and the Blackstone Sourcing Center; (ii) identifying potential revenue-generating opportunities across Blackstone’s portfolio by facilitating introductions to other Blackstone portfolio companies, which includes a network of over 350 Blackstone portfolio companies as of September 30, 2024; and (iii) subject to information walls, providing valuable access to industry and functional experts within the Blackstone organization (including the Blackstone Portfolio Operations team which consists of over 100 internal resources) who are focused on areas such as cybersecurity, sustainability, data science, healthcare, human resources and information technology, among others, and the network among portfolio companies.
The Value Creation Program helps companies to identify cost reduction opportunities through the GPO, preferred partnerships and the Blackstone Sourcing Center. Blackstone portfolio companies have generally achieved cost savings, that at times have been substantial, through their use of the GPO, often from existing suppliers, on maintenance, repair, operations, back office, information technology, hardware, software, telecommunications, business insurance and human resources, among others. The preferred partnership program also assists smaller and medium sized companies in gaining access to enterprise level sales teams that can be more attentive in addressing service issues these companies may experience. As of September 30, 2024, the

3
As of September 30, 2024. The AUM for the Liquid Corporate Credit platform may differ from any comparable AUM disclosure in other non-public or public sources (including public regulatory filings) due to, among other factors, methods of net asset value and capital commitment reporting, differences in categorizing certain funds and accounts within specific investment strategies and exclusion of certain funds and accounts, or any part of net asset value or capital commitment thereof, from the related AUM calculations. Certain of these differences are in some cases required by applicable regulation. All figures are subject to change.

Value Creation Program has identified $386 million in cost reductions across Blackstone Credit & Insurance’s portfolio since inception of the program in 2016.
4
On the revenue generating side, the Value Creation Program team actively works with management teams to create cross-selling plans for potential introductions to other Blackstone portfolio companies. This involves working with management to refine marketing material, create pitch material and identify companies that might be meaningful connections. As of September 30, 2024, the Value Creation Program has generated $247 million for Blackstone Credit & Insurance portfolio companies.
5
The Value Creation Program also provides access to valuable resources across Blackstone Credit & Insurance, Blackstone and their respective affiliates, including the Portfolio Operations team which consists of over 100 internal resources, who are focused on areas such as cybersecurity, sustainability, data science, healthcare, human resources and information technology, among others. One area of focus has been improving the cybersecurity posture of companies in which Blackstone Credit & Insurance is invested by leveraging the Blackstone Portfolio Cybersecurity Program. The Blackstone Portfolio Cybersecurity Program’s goal is to help reduce operating risk within Blackstone’s portfolio by improving cybersecurity practices in order to minimize the occurrence and impact of cyber incidents. Through the Value Creation Program, which the Fund’s portfolio companies can fully access, Blackstone has generated meaningful revenue for Blackstone portfolio companies through cross-sell introductions across Blackstone and created more than $5 billion of total illustrative value across Blackstone Credit & Insurance.
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Flexible Investment Approach
.
Blackstone Credit & Insurance believes that the ability to invest opportunistically throughout a capital structure is a meaningful strength when sourcing transactions and enables the Company to seek investments that provide the best risk/return proposition in any given transaction. Blackstone Credit & Insurance’s creativity and flexibility with regard to deal-structuring distinguishes it from other financing sources, including traditional mezzanine providers, whose investment mandates are typically more restrictive. Over time, Blackstone Credit & Insurance has demonstrated the ability to negotiate favorable terms for its investments by providing creative structures that add value for an issuer. Blackstone Credit & Insurance will continue to seek to use this flexible investment approach to focus on principal preservation, while generating attractive returns throughout different economic and market cycles.
Long-Term Investment Horizon
.
Our long-term investment horizon gives us great flexibility, which we believe allows us to maximize returns on our investments. Unlike most private equity and venture capital funds,

4
Numbers presented are since inception of the Value Creation Program in 2016. Data presented is based on internal Blackstone data recorded and not from financial statements of portfolio companies. Represents estimated identified total cost reduction across all BXCI portfolio companies at the time cost is benchmarked with portfolio companies.

5
Numbers presented are since inception of the Value Creation Program in 2016. Data presented is based on internal Blackstone data recorded and not from financial statements of portfolio companies. Represents total contract value, including multi-year contracts.

6
Numbers presented are since inception of the Value Creation Program in 2016. Data presented is based on internal Blackstone data recorded and not from financial statements of portfolio companies. Represents the sum of (a) estimated identified total cost reduction at the time cost is benchmarked with portfolio companies multiplied by the average enterprise value multiple across the portfolio, by finding the mean of the enterprise value multiples at time of BXCI’s initial investments, and (b) total revenue from introductions across Blackstone portfolio companies multiplied by EBITDA margin and multiple at investment of the portfolio company, with the exception of significantly longer term projects (projects that are greater than or equal to 10 years in project duration) in which total revenue is multiplied by EBITDA margin. The number is presented for illustrative purposes and does not reflect actual realized proceeds to BXCI, to the Fund or to the equity sponsor or the company, and there can be no assurance that realized proceeds received by Blackstone or any investor in a Blackstone fund will be increased as a result.

as well as many private debt funds, we will not be required to return capital to our shareholders once we exit a portfolio investment. We believe that freedom from such capital return requirements, which allows us to invest using a long-term focus, provides us with an attractive opportunity to increase total returns on invested capital.
Disciplined Investment Process and Income-Oriented Investment Philosophy
.
Blackstone Credit & Insurance employs a rigorous investment process and defensive investment approach to evaluate all potential opportunities with a focus on long-term credit performance and principal protection. We believe Blackstone Credit & Insurance has generated attractive risk-adjusted returns in its investing activities throughout many economic and credit cycles by (i) maintaining its investment discipline; (ii) performing intensive credit work; (iii) carefully structuring transactions; and (iv) actively managing its portfolios. Blackstone Credit & Insurance’s investment approach involves a multi-stage selection process for each investment opportunity, as well as ongoing monitoring of each investment made, with particular emphasis on early detection of deteriorating credit conditions at portfolio companies, which would result in adverse portfolio developments. This strategy is designed to maximize current income and minimize the risk of capital loss while maintaining the potential for long-term capital appreciation. Additionally, Blackstone Credit & Insurance’s senior investment professionals have dedicated their careers to the leveraged finance and private equity sectors and we believe that their experience in due diligence, credit analysis and ongoing management of investments is invaluable to the success of the North America direct lending investment strategy. Blackstone Credit & Insurance generally targets businesses with leading market share positions, sustainable barriers to entry, high free cash flow generation, strong asset values, liquidity to withstand market cycles, favorable underlying industry trends, strong internal controls and high-quality management teams.
Strong Investment Track Record.
Blackstone Credit & Insurance’s track record in private debt lending and investing in below investment grade credit dates back to the inception of Blackstone Credit & Insurance. Since 2005 through September 30, 2024, Blackstone Credit & Insurance has invested nearly $210 billion in capital in privately-originated transactions.
7
Specifically within the North America Direct Lending Strategy, Blackstone Credit & Insurance has invested nearly $120 billion
8
in privately originated or privately negotiated first lien and unitranche transactions. Corresponding to this North America Direct Lending track record, Blackstone Credit &

7
Includes invested and committed capital for privately originated and anchor investments across private credit strategies and vehicles since 2005, including Direct Lending, Sustainable Resources, Mezzanine, and Opportunistic. Excludes liquid credit strategy investments.

8
As of September 30, 2024. The North America Direct Lending track record represents U.S. and Canada first lien and unitranche debt, or non-U.S. first lien and unitranche debt where >50% of the revenue is generated from the U.S. (which may be secured by the applicable borrower’s assets and/or equity) transactions in companies that were originated or anchored by certain Blackstone Credit & Insurance managed, advised or sub-advised funds (including the Fund, Blackstone Credit & Insurance managed mezzanine funds and Blackstone Credit & Insurance sub-advised BDCs, as well as certain other Blackstone Credit & Insurance managed funds and accounts) and, with respect to certain transactions, investments allocated to affiliates of Blackstone Credit & Insurance, which may be sold to Blackstone Credit & Insurance managed funds or accounts in the future (the “
North America Direct Lending track record
”). The track record includes investments for periods prior to December 31, 2017, in BDCs that were sub-advised by Blackstone Credit & Insurance on a non-discretionary basis until April 9, 2018 (the “
Sub-Advised Investments
”). With respect to certain transactions, the North America Direct Lending track record includes free equity and/or warrants that accompanied the debt financings, as well as any loans or securities into which the applicable first lien and unitranche debt may have been restructured subsequent to Blackstone Credit & Insurance’s initial investment. The North America Direct Lending track record excludes (i) broadly syndicated, mezzanine, second lien and equity (other than the aforementioned free equity and/or warrants or securities issued upon restructuring) transactions, among others and (ii) transactions where Blackstone Credit & Insurance’s invested capital (net of transactions fees) was under $25 million.

Insurance has an annualized loss rate of 0.07%.
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We believe maintaining this consistent strategy in the North America Direct Lending strategy across market cycles, with a specific emphasis on combining current yield, downside protection, and inflation protection, will generate compelling investment outcomes for the Advisers. Blackstone Credit & Insurance believes that the depth and breadth of its team provides it with a competitive advantage in sourcing product on a global basis, structuring transactions and actively managing investments in the portfolio.
Efficient Cost Structure.
We believe that we have an efficient cost structure, as compared to other non-traded BDCs, with low management fees, expenses, and financing costs. We believe our operating efficiency and senior investment strategy enable us to generate greater risk-adjusted investment returns for our investors relative to other non-traded BDCs.
Investment Strategy
Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We will seek to meet our investment objectives by:

•
utilizing the experience and expertise of the management team of the Advisers, along with the broader resources of Blackstone Credit & Insurance and Blackstone, in sourcing, evaluating and structuring transactions, subject to Blackstone’s policies and procedures regarding the management of conflicts of interest;

•
employing a defensive investment approach focused on long-term credit performance and principal protection, generally investing in loans with asset coverage ratios and interest coverage ratios that the Advisers believe provide substantial credit protection, and also seeking favorable financial protections, including, where the Advisers believe necessary, one or more financial maintenance and incurrence covenants (i.e., covenants that are tested when affirmative action is taken, such as the incurrence of additional debt and/or making distribution payments);

•
focusing on loans and securities of U.S. private companies, and to a lesser extent European and other non-U.S. companies. In many market environments, we believe such a focus offers an opportunity for superior risk-adjusted returns;

•	maintaining rigorous portfolio monitoring, in an attempt to anticipate and pre-empt negative credit events within our portfolio; and

9
As of September 30, 2024. The annualized loss rate represents annualized net losses for substantially realized investments. Whether an investment is substantially realized is determined in the manager’s discretion. Investments are included in the loss rate if (1) a payment was missed, (2) bankruptcy was declared, (3) there was a restructuring, or (4) it was realized with a total multiple on invested capital less than 1.0x. Net losses include all profits and losses associated with these investments, including interest payments received. Net losses are represented in the year the investment is substantially realized and excludes all losses associated with unrealized investments. The annualized net loss rate is the net losses divided by the average annual remaining invested capital within the platform. Investments sourced by Blackstone Credit & Insurance for the Sub-Advised Investments did, in certain cases, experience defaults and losses after Blackstone Credit & Insurance was no longer sub-adviser, and such defaults and losses are not included in the rates provided. Prior to December 31, 2022, the methodology used by the North America Direct Lending track record for calculating the platform’s average annual loss rate was based on net loss of principal resulting only from payment defaults in the year of default which would exclude interest payments. Past performance is not necessarily indicative of future results, and there can be no assurance that Blackstone Credit & Insurance will achieve comparable results or that any entity or account managed by or advised by Blackstone Credit & Insurance will be able to implement its investment strategy or achieve its investment objectives.

•	utilizing the power and scale of Blackstone and the Blackstone Credit & Insurance platform to offer operational expertise to portfolio companies through the Value Creation Program.
Our investment strategy is expected to capitalize on Blackstone Credit & Insurance’s scale and reputation in the market as an attractive financing partner to acquire our target investments at attractive pricing. We also expect to benefit from Blackstone’s reputation and ability to transact in scale with speed and certainty, and its long-standing and extensive relationships with private equity firms that require financing for their transactions.
Under normal circumstances, we will invest at least 80% of our total assets (net assets plus borrowings for investment purposes) in private credit investments (loans, bonds and other credit instruments that are issued in private offerings or issued by private companies). Under normal circumstances, we expect that the majority of our portfolio will be in privately originated and privately negotiated investments, predominantly direct lending to U.S. private companies through Private Credit. In limited instances we may retain the “last out” portion of a first-lien loan. In such cases, the “first out” portion of the first lien loan would receive priority with respect to payment over our “last out” position. In exchange for the higher risk of loss associated with such “last out” portion, we would earn a higher rate of interest than the “first out” position. To a lesser extent, we will also invest in Opportunistic Credit. We expect that the Opportunistic Credit investments will generally be liquid, and may be used for the purposes of maintaining liquidity for our share repurchase program and cash management, while also presenting an opportunity for attractive investment returns.
Most of our investments are in U.S. private companies, but (subject to compliance with BDCs’ requirement to invest at least 70% of its assets in U.S. private companies) we also expect to invest to some extent in European and other non-U.S. companies, but we do not expect to invest in emerging markets. We may invest in companies of any size or capitalization. Subject to the limitations of the 1940 Act, we may invest in loans or other securities, the proceeds of which may refinance or otherwise repay debt or securities of companies whose debt is owned by other Blackstone Credit & Insurance funds. We generally will co-invest with other Blackstone Credit & Insurance funds.
As a BDC, at least 70% of our assets must be the type of “qualifying” assets listed in Section 55(a) of the 1940 Act, which are generally privately-offered securities issued by U.S. private or thinly-traded companies. We may also invest up to 30% of our portfolio opportunistically in “non-qualifying” portfolio investments, such as investments in non-U.S. companies.
The loans in which we invest will generally pay floating interest rates based on a variable base rate. The senior secured loans, unitranche loans and senior secured bonds in which we will invest generally have stated terms of five to eight years, and the mezzanine, unsecured or subordinated debt investments that we may make will generally have stated terms of up to ten years, but the expected average life of such securities is generally between three and five years. However, there is no limit on the maturity or duration of any security we may hold in our portfolio. Loans and securities purchased in the secondary market will generally have shorter remaining terms to maturity than newly issued investments. We expect most of our debt investments will be unrated. Our debt investments may also be rated by a nationally recognized statistical rating organization, and, in such case, may carry a rating below investment grade (rated lower than “Baa3” by Moody’s Investors Service, Inc. or lower than “BBB-” by S&P Global Ratings).
We expect that our unrated debt investments will generally have credit quality consistent with below investment grade securities. In addition, we may invest in CLOs and will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs.
We may, but are not required to, enter into interest rate, foreign exchange or other derivative agreements to hedge interest rate, currency, credit or other risks, but we do not generally intend to enter into any such derivative agreements for speculative purposes. Any derivative agreements entered into for speculative purposes are not expected to be material to our business or results of operations. These hedging activities, which will be in compliance with applicable legal and regulatory requirements, may include the use of futures, options and forward contracts. We will bear the costs incurred in connection with entering into, administering and settling any such derivative contracts. There can be no assurance any hedging strategy we employ will be successful.
To seek to enhance our returns, we use and continue to expect to use leverage as market conditions permit and at the discretion of the Advisers, but in no event will leverage employed exceed the limitations set forth in the 1940 Act, which currently allows us to borrow up to a 2:1 debt to equity ratio. We use and continue to expect to use leverage in the form of borrowings, including loans from certain financial institutions and issuances of debt securities. We may also use leverage in the form of the issuance of preferred shares or by using reverse repurchase agreements or similar transactions and derivatives, including credit default swaps. In determining whether to borrow money, we will analyze the maturity, covenant package and rate structure of the proposed borrowings, as well as the risks of such borrowings compared to our investment outlook. Any such leverage, if incurred, would be expected to increase the total capital available for investment by the Company. Additionally, some of our portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to us as an investor. See “
Risk Factors—Risks Related to Debt Financing
.”
We are offering on a continuous basis up to $45.0 billion of Common Shares pursuant to the Continuous Offering. We are offering to sell any combination of three classes of Common Shares—Class S shares, Class D shares and Class I shares—with a dollar value up to the maximum offering amount. The share classes have different ongoing shareholder servicing and/or distribution fees. The purchase price per share for each class of Common Shares equals the NAV per share, as of the effective date of the monthly share purchase date. The Intermediary Manager will use its best efforts to sell shares, but is not obligated to purchase or sell any specific amount of shares in the Continuous Offering.
We have declared distributions each month beginning in January 2021 through the date of this prospectus and expect to continue to pay regular monthly distributions. Any distributions we make will be at the discretion of our Board of Trustees, considering factors such as our earnings, cash flow, capital and liquidity needs and general financial condition and the requirements of Delaware law. As a result, our distribution rates and payment frequency may vary from time to time.
Our investments are subject to a number of risks, including risks related to potential concentration in the software industry. See “
Risk Factors
.”
Investment Selection
When identifying prospective investment opportunities, the Advisers currently intend to rely on fundamental credit analysis in order to minimize the loss of the Company’s capital. The Advisers expect to invest in companies generally possessing the following attributes, which they believe will help achieve our investment objectives:
Leading, Defensible Market Positions.
 The Advisers intend to invest in companies that they believe have developed strong positions within their respective markets and exhibit the potential to maintain sufficient cash flows and profitability to service their obligations in a range of economic environments. The Advisers will seek companies that they believe possess advantages in scale, scope, customer loyalty, product pricing, or product quality versus their competitors, thereby minimizing business risk and protecting profitability.
Proven Management Teams.
 The Advisers focus on investments in which the target company has an experienced and high-quality management team with an established track record of success. The Advisers typically require companies to have in place proper incentives to align management’s goals with the Company’s goals.

Private Equity Sponsorship.
 Often the Advisers seek to participate in transactions sponsored by what they believe to be high-quality private equity firms. The Advisers believe that a private equity sponsor’s willingness to invest significant sums of equity capital into a company is an implicit endorsement of the quality of the investment. Further, private equity sponsors of companies with significant investments at risk generally have the ability and a strong incentive to contribute additional capital in difficult economic times should operational issues arise, which could provide additional protections for our investments.
Broad Exposure.
 The Advisers seek to invest broadly among industries and issuers, thereby potentially reducing the risk of a downturn in any one company or industry having a disproportionate impact on the value of the Company’s portfolio.
Viable Exit Strategy.
 In addition to payments of principal and interest, we expect the primary methods for the strategy to realize returns on our investments include refinancings, sales of portfolio companies, and in some cases initial public offerings and secondary offerings. While many debt instruments in which we will invest have stated maturities of five to eight years, we expect the majority to be redeemed or sold prior to maturity. These instruments often have call protection that requires an issuer to pay a premium if it redeems in the early years of an investment. The investment team regularly reviews investments and related market conditions in order to determine if an opportunity exists to realize returns on a particular investment. We believe the ability to utilize the entire resources of Blackstone Credit & Insurance, including the public market traders and research analysts, allows the Advisers to gain access to current market information where the opportunity may exist to sell positions into the market at attractive prices.
Investment Process Overview
Our investment activities are managed by our Advisers. The Advisers are responsible for originating prospective investments, conducting research and due diligence investigations on potential investments, analyzing investment opportunities, negotiating and structuring our investments and monitoring our investments and portfolio companies on an ongoing basis, in each case with respect to assets allocated to each of the Advisers pursuant to the Investment Advisory Agreement or the Sub-Advisory Agreement, as the case may be.
The investment professionals employed by Blackstone Credit & Insurance have spent their careers developing the resources necessary to invest in private companies. Our transaction process is highlighted below.

Sourcing and Origination
The private credit investment team, comprised of 102 dedicated investment professionals as of September 30, 2024, is responsible for establishing regular dialogue with, and coverage of, the financial advisory, corporate issuer, financial sponsor, legal and restructuring communities. The team also has regular contact with Wall Street firms, business brokers, industry executives and others who help identify direct origination investment opportunities. Blackstone Credit & Insurance seeks to be a value-added partner to its counterparties in connection with their capital needs, and believes that these relationships have driven, and will continue to drive, substantial proprietary deal flow and insight into investment opportunities.
The Company seeks to generate investment opportunities primarily through direct origination channels. The global presence of Blackstone Credit & Insurance generates access to a substantial amount of directly originated transactions with what it believes to be attractive investment characteristics. Blackstone Credit & Insurance’s team has over 400 sponsor and advisor relationships with a primary focus on what it believes are the largest, highest quality, and most-well capitalized sponsors and advisors, leading to substantial repeat counterparties and making Blackstone Credit & Insurance a partner of choice to these sponsors. In addition to the depth and breadth of Blackstone Credit & Insurance’s relationships, sponsor and advisor partners also seek to transact with Blackstone Credit & Insurance due to its value-add through the Value Creation Program by not only helping companies with operational support, but also enhancing revenue generation and cost savings opportunities for Blackstone Credit & Insurance’s portfolio companies, all of which further contribute to its origination efforts. With respect to syndicate and club deals, Blackstone Credit & Insurance has built a network of relationships with commercial and investment banks, finance companies and other investment funds as a result of the long track record of its investment professionals in the leveraged finance marketplace. Blackstone Credit & Insurance also has a $111 billion Liquid Corporate Credit platform,
10
which, we believe, allows us access to the secondary market for investment opportunities. Blackstone Credit & Insurance is invested in over 4,750 corporate issuers
11
across its $355 billion platform
12
which we believe offers us deep insight across all sectors and industries in our market.
Blackstone Credit & Insurance aims to leverage the broader Blackstone network to generate additional deal flow. Blackstone’s Private Equity platform has been built over the past 35 years and invests globally across industries in both established and growth-oriented structures. Blackstone’s Real Estate group is among the largest owners of commercial real estate in the world. Blackstone’s General Partnership Stakes group, seeks to serve as a strategic partner to talented managers at all stages of their life cycles and help them build enduring franchises. Through such other business units of Blackstone, Blackstone Credit & Insurance aims to increase its connectivity and deepen sponsor relationships.
We believe that Blackstone Credit & Insurance’s strong reputation and longstanding relationships with its broad network will help drive substantial proprietary deal flow and provide a significant pipeline of investment opportunities for us.
Evaluation and Due Diligence
The hallmark of Blackstone Credit & Insurance’s approach to investing will continue to be defined by a rigorous due diligence process focused on downside protection and capital preservation. This process includes a thorough business review of the industry, competitive landscape, products, customers, returns on capital, strength of management team and consultation with outside advisors and industry experts, and benefits from Blackstone’s global platform, offering broad access and insight. When a new investment opportunity is sourced, the Blackstone Credit & Insurance team spends time with management, analyzing the company’s assets and its financial position. This initial assessment is then followed by extensive credit analysis, including asset valuation work; financial modeling and scenario analysis; cash flow and liquidity analyses; and legal, tax and accounting review. Blackstone Credit & Insurance’s diligence process will also include a detailed review of key qualitative factors, including the strength of management, quality / strategic value of the company’s assets, and potential operational risks. Further detail on this process is outlined below.

10
As of September 30, 2024. The AUM for the Liquid Corporate Credit platform may differ from any comparable AUM disclosure in other non-public or public sources (including public regulatory filings) due to, among other factors, methods of net asset value and capital commitment reporting, differences in categorizing certain funds and accounts within specific investment strategies and exclusion of certain funds and accounts, or any part of net asset value or capital commitment thereof, from the related AUM calculations. Certain of these differences are in some cases required by applicable regulation. All figures are subject to change.

11	As of September 30, 2024. Reflects issuers across all asset types within Private Corporate Credit, Liquid Corporate Credit, and Infrastructure & Asset Based Credit.
12	AUM is estimated and unaudited as of September 30, 2024.

Initial Review
The investment team examines information furnished by the target company and external sources, including financial sponsors, banks, advisors and rating agencies, if applicable, to determine whether the investment meets our basic investment criteria within the context of proper allocation of our portfolio among various issuers and industries, and offers an acceptable probability of attractive returns with identifiable downside risk. Blackstone Credit & Insurance conducts detailed due diligence investigations. Given its incumbent positions, for the majority of securities available on the secondary market, a comprehensive analysis is conducted and continuously maintained by a dedicated Blackstone Credit & Insurance research analyst, the results of which are available for the transaction team to review.
Credit Analysis/Due Diligence
Before undertaking an investment, the investment team conducts a thorough and rigorous due diligence review of the opportunity to ensure the company fits our investment strategy for originated investments, which may include:

•	a full operational analysis to identify the key risks and opportunities of the target’s business, including a detailed review of historical and estimated financial results;

•	a detailed analysis of industry and customer dynamics, competitive position, regulatory, tax, legal, environmental, social and governance matters;

•	a detailed financial modeling and scenario analysis;

•	reference calls within the Blackstone network on the company and relevant industry outlook;

•	on-site visits and customer and supplier reference calls, if deemed necessary;

•	background checks to further evaluate management and other key personnel;

•	a review by legal and accounting professionals, environmental or other industry consultants, if necessary;

•	a review of financial sponsor due diligence, including portfolio company and lender reference checks, if necessary; and

•	a review of management’s experience and track record.
Third parties are often involved in the Advisers’ due diligence process, whether they are hired by the Advisers or by the lead sponsor in a transaction. Utilizing consultants to help evaluate a business and test an investment thesis is typically very beneficial. When possible, the Advisers seek to structure transactions in such a way that our target companies are required to bear the costs of due diligence, including those costs related to any outside consulting work we may require.
The foregoing initial assessment is then followed by extensive credit analysis, including asset valuation, financial analysis, cash flow analysis and scenario analysis, legal and accounting review, and comparable credit and equity analyses. A thorough assessment of structure and leverage of a transaction and how the particular investment fits into the overall investment strategy of the portfolio is conducted. Blackstone Credit & Insurance’s typical investment process (including diligence) for an originated investment opportunity typically spans two to six months, from the initial screen through final approval and funding. Depending on the deal, each investment team typically consists of four to five investment professionals, consisting of a senior managing director, managing director, principal or vice president and associate and/or analyst.
The Investment Committee utilizes a consensus-driven approach and includes long-tenured professionals that have been with Blackstone Credit & Insurance on average approximately 15 years and have approximately 23 years of industry experience: Brad Marshall, Michael Zawadzki, Michael Carruthers, Brad Colman, Justin

Hall, Robert Horn, Valerie Kritsberg, Daniel Leiter, Ferdinand Niederhofer, Daniel Oneglia, Robert Petrini and Louis Salvatore. For transactions above certain size parameters, others who participate in the Investment Committee process include members of Blackstone senior leadership, Jon Gray, Michael Chae, Vikrant Sawhney, and Ken Caplan, as well as others on the investment team responsible for conducting due diligence, and other senior members of Blackstone Credit & Insurance and broader Blackstone. For certain investments, generally smaller investments where the Company is participating alongside other lenders in a “club” deal, providing an anchor order or purchasing broadly syndicated loans, the Investment Committee has delegated the authority to make an investment decision to the CIO or Portfolio Manager of a strategy or fund.
The Investment Committee review process is multi-step and iterative and occurs in parallel with the diligence and structuring of investments. The initial investment screening process involves an Investment Committee “Heads-Up” review presentation by the senior managing director leading a given transaction and members of the investment team. The Heads-Up review involves the production of a short memorandum with a focus on the following diligence items: an early diligence review of the underlying business fundamentals; expected return potential; expected investment size; assessment of key risks; and an appropriate initial diligence plan. At this point in the decision-making process, the Investment Committee will decide whether or not the investment team should proceed with deeper diligence on the investment opportunity.
Once in-depth diligence has commenced, the investment team compiles its findings, credit risks and mitigants, and preliminary transaction recommendation into a memorandum that is presented to a select group of senior managing directors in a weekly forum referred to as “Office Hours.” Office Hours provides a subset of the Investment Committee the opportunity to review the investment team’s detailed diligence findings in advance of presenting to the full Investment Committee, and to pose questions and recommendations to the investment team regarding its credit evaluation.
The ultimate results and findings of the investment analysis, including any follow up diligence items identified at Office Hours, are compiled in comprehensive investment memoranda that are used as the basis to support the investment thesis and are utilized by the Investment Committee (or delegate, if applicable) for final investment review and approval.
Portfolio Monitoring
Active management of our investments is performed by the team responsible for making the initial investment as well as by members of the Office of the CIO. Blackstone Credit & Insurance believes that actively managing an investment allows it to identify problems early and work with companies to develop constructive solutions when necessary. Blackstone Credit & Insurance will monitor our portfolio with a focus toward anticipating negative credit events. In seeking to maintain portfolio company performance and help to ensure a successful exit, Blackstone Credit & Insurance will work closely with, as applicable, the lead equity sponsor, loan syndicator, portfolio company management, consultants, advisors and other security holders to discuss financial position, compliance with covenants, financial requirements and execution of the company’s business plan. In addition, depending on the size, nature and performance of the transaction, we may occupy a seat or serve as an observer on a portfolio company’s board of directors or similar governing body.
Typically, Blackstone Credit & Insurance will receive financial reports detailing operating performance, sales volumes, margins, cash flows, financial position and other key operating metrics on a monthly or quarterly basis from portfolio companies. Blackstone Credit & Insurance will use this data, combined with due diligence gained through contact with the company’s customers, suppliers, competitors, market research and other methods, to conduct an ongoing rigorous assessment of the company’s operating performance and prospects.
While the initial investment team remains primarily responsible for the collection, analysis, and dissemination of financial information received from portfolio companies, portfolio managers and members of the Office of the CIO, consisting of 93 professionals as of September 30, 2024, also review portfolio reporting on a daily, weekly, and monthly basis to identify early signs of outperformance or underperformance. Blackstone Credit & Insurance maintains several formal forums to review and monitor the portfolio. Quarterly portfolio reviews are conducted to identify broad trends across the portfolio and assess recent performance. Blackstone Credit & Insurance conducts industry-specific reviews across both our private and liquids businesses to provide in-depth insights into particular sectors, bringing together comprehensive insights across our platform. In addition, weekly portfolio review committees and monthly Watch List Committee meetings are used for in-depth reviews of credits, as further described below.
In instances of weaker than expected performance, members of the Office of the CIO, including 20 professionals dedicated to asset management, may work closely with deal teams to review and diligence the source of underperformance, re-underwrite the business, and develop a comprehensive strategy for go-forward management of the position. Blackstone Credit & Insurance’s Asset Management Group, housed within the Office of the CIO, comprises a team of functionally-oriented professionals focused on three verticals: Financial Solutions, Operational Asset Management, and Legal / Restructuring. Financial Solutions provides detailed financial analysis, re-underwriting capabilities, and support for portfolio companies such as cash flow estimates or other financial management tools, as needed. Operational Asset Management assesses portfolio company processes, management, and operational capabilities to support and drive operational improvements. Operational Asset Management also is responsible for our Value Creation Program, which leverages the scale of the broader Blackstone platform in order to improve operations and profitability at Blackstone Credit & Insurance portfolio companies.
Financial reporting for portfolio companies is reviewed on a daily, weekly and monthly basis by deal teams and members of the Office of the CIO, including the Asset Management Group. Blackstone Credit & Insurance utilizes a series of proprietary portfolio dashboards and automated reports to ensure responsible parties receive detailed information on a timely basis. Each week, all financial reporting results across the portfolio are aggregated and distributed to the portfolio management team for review. Portfolio company performance updates, including recent developments and go-forward action plans for underperforming assets, are reviewed at portfolio review committee and Watch List Committee meetings. Individual credits are discussed in depth at weekly portfolio review committee meetings, which include members of the Investment Committee. Our formal watch list, which is managed by the Office of the CIO, is reviewed at monthly Watch List Committee meetings, with interim updates as needed.
The Watch List Committee is comprised of members of the Investment Committee and includes investment professionals from both our Liquid Credit and Private Credit businesses. On a quarterly basis, the watch list is also reviewed in depth with Blackstone senior management including President and COO Jonathan Gray, CFO Michael Chae, and Global Co-CIO Ken Caplan.
Valuation Process
.
Each quarter, we will value investments in our portfolio, and such values will be disclosed each quarter in reports filed with the SEC. With respect to investments for which market quotations are not readily available, the Board of Trustees reviews the valuation recommendations of the Audit Committee of the Board (the “
Audit Committee
”) and determines the fair value of each investment in the portfolio in good faith, based on the input of the Audit Committee, the Advisers’ valuation committee and where applicable, the independent valuation firms and other external service providers, based on procedures adopted by, and subject to the supervision of, the Board of Trustees.
Managerial Assistance
. As a BDC, we must offer, and provide upon request, significant managerial assistance to certain of our portfolio companies except where the Company purchases securities of an issuer in conjunction with one or more other persons acting together, one of the other persons in the group makes available such managerial assistance. This assistance could involve, among other things, monitoring the operations of our portfolio companies, participating in board and management meetings, consulting with and advising officers of portfolio companies and providing other organizational and financial guidance, including through the Value Creation Program. The Advisers and the Administrators will provide such managerial assistance on our behalf to portfolio companies that request this assistance. To the extent fees are paid for these services, we, rather than the Advisers, will retain any fees paid for such assistance.
Exit
In addition to payments of principal and interest, we expect the primary methods for the strategy to realize returns on its investments to include refinancings, sales of portfolio companies, and in some cases initial public offerings and secondary offerings. While many debt securities in which we will invest have stated maturities of five to seven years, based on Blackstone Credit & Insurance’s past experience, we believe most of these securities will be redeemed or sold prior to maturity. These securities often have call protection that requires an issuer to pay a premium if it redeems in the early years of an investment. However, there is no assurance that our investments will achieve realization events as a result of refinancings, sales of portfolio companies or public offerings and these realization events will become more unlikely when conditions in the credit and capital markets have deteriorated.
The investment team regularly reviews investments and related market conditions in order to determine if an opportunity exists to realize returns on a particular investment. We believe the Advisers’ ability to utilize the entire resources of Blackstone Credit & Insurance, including the public market traders, research analysts and capital markets functions, allows the Advisers to gain access to current market information where the opportunity may exist to sell positions into the market at attractive prices.
Co-Investment Relief
We have in the past co-invested, and in the future will co-invest, with certain affiliates of the Advisers. We have received an exemptive order from the SEC that permits us, among other things, to co-invest with certain other persons, including certain affiliates of the Advisers and certain funds managed and controlled by the Advisers and their affiliates, subject to certain terms and conditions which could limit our ability to participate in co-investment transactions. Pursuant to such order, the Board of Trustees of the Company (the “
Board of Trustees
” or the “
Board
”) has established objective criteria (the “
Board Criteria
”) clearly defining co-investment opportunities in which the Company will have the opportunity to participate with one or more Blackstone Credit & Insurance BDCs, and other public or private Blackstone Credit & Insurance funds that target similar assets. If an investment falls within the Board Criteria and is otherwise consistent within the Company’s then-current investment objectives and strategies, Blackstone Credit & Insurance must present the investment opportunity to the Advisers to consider the investment opportunity for participation by the Blackstone Credit & Insurance BDCs. The Blackstone Credit & Insurance BDCs may determine to participate or not to participate, depending on whether Blackstone Credit & Insurance determines that the investment is appropriate for the Blackstone Credit & Insurance BDCs (e.g., based on investment strategy). The co-investment is generally allocated to us, any other Blackstone Credit & Insurance BDCs (including Blackstone Secured Lending Fund (“
BXSL
”)) and the other Blackstone Credit & Insurance funds that target similar assets pro rata based on available capital in the applicable asset class. If the Advisers determine that such investment is not appropriate for us, the investment will not be allocated to us, but the Advisers will be required to report such investment and the rationale for their determination for us to not participate in the investment to the Board at the next quarterly board meeting.
Corporate Information
Our corporate headquarters are located at 345 Park Avenue, 31 st
Floor, New York, NY 10154. We maintain a website at
www.bcred.com
. Information contained on our website or on Blackstone’s website at

www.blackstone.com
is not incorporated by reference into this prospectus, and you should not consider that information to be part of this prospectus.
Risk Factors
An investment in our debt securities involves a high degree of risk and may be considered speculative. You should carefully consider the information found in “Risk Factors” before deciding to purchase our debt securities. Risks involved in our debt securities include:
Risks Related to Our Business and Structure

•	price declines in the medium- and large-sized U.S. corporate debt market may adversely affect the fair value of our portfolio, reducing our NAV through increased net unrealized depreciation;

•	we may face increasing competition for investment opportunities, which could delay deployment of our capital, reduce returns and result in losses;

•
as required by the 1940 Act, a significant portion of our investment portfolio is and will be recorded at fair value as determined in good faith and, as a result, there is and will be uncertainty as to the value of our portfolio investments;

•	although we have implemented a share repurchase program, we have discretion to not repurchase Common Shares, and our Board has the ability to amend or suspend any share repurchase program;

•	there is a risk that investors in our Common Shares may not receive distributions or that our distributions may decrease over time;

•
as a public reporting company, we are subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act. Efforts to comply with such regulations will involve significant expenditures, and non-compliance with such regulations may adversely affect us;

•	changes in laws or regulations governing our operations may adversely affect our business or cause us to alter our business strategy;

•
we, the Advisers, the Intermediary Manager and respective affiliates are subject to regulatory oversight, which could negatively impact our operations, cash flow or financial condition, impose additional costs on us or otherwise adversely affect our business;

•	general economic conditions could adversely affect the performance of our investments and operations;
Risks Related to Our Investments

•	our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment;

•	we are exposed to risks associated with changes in interest rates;

•	our portfolio companies may incur debt that ranks equally with, or senior to, our investments in such companies;

•
second priority liens on collateral securing debt investments that we make to our portfolio companies may be subject to control by senior creditors with first priority liens. If there is a default, the value of the collateral may not be sufficient to repay in full both the first priority creditors and us;

•	economic recessions or downturns or restrictions on trade could impair our portfolio companies and adversely affect our operating results;

•	our portfolio companies may be highly leveraged;

•
our portfolio may be concentrated in a limited number of industries, which may subject us to a risk of significant loss if there is a downturn in a particular industry in which a number of our investments are concentrated;

Risks Related to the Advisers and Their Affiliates; Conflicts of Interest

•
the Advisers and their affiliates, including our officers and some of our Board, face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our shareholders;

•	we may be obligated to pay the Adviser, and the Adviser may be obligated to pay the Sub-Adviser, incentive compensation even if we incur a net loss due to a decline in the value of our portfolio;

•	the Advisers rely on key personnel, the loss of any of whom could impair their ability to successfully manage us;
Risks Related to Business Development Companies

•
the requirement that we invest a sufficient portion of our assets in assets of the type listed in Section 55(a) of the 1940 Act (“
Qualifying Assets
”) could preclude us from investing in accordance with our current business strategy; conversely, the failure to invest a sufficient portion of our assets in Qualifying Assets could result in our failure to maintain our status as a BDC;

•
regulations governing our operation as a BDC and RIC will affect our ability to raise, and the way in which we raise, additional capital or borrow for investment purposes, which may have a negative effect on our growth;

Risks Related to Debt Financing

•
when we use leverage, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Leverage may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders, and result in losses;

•	we may default under our credit facilities;

•	provisions in a credit facility may limit our investment discretion;
Federal Income Tax Risks

•	we will be subject to corporate-level income tax if we are unable to maintain RIC tax treatment under Subchapter M of the Code; and

•	we may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

OFFERINGS
Under the shelf registration process, which constitutes a delayed offering in reliance on Rule 415 under the Securities Act, we may offer, from time to time, in one or more offerings or series, our debt securities. We will offer our debt securities at prices and on terms to be set forth in one or more supplements to this prospectus.
We may offer our debt securities directly to one or more purchasers through agents that we designate from time to time or to or through underwriters or dealers. The prospectus supplement relating to each offering will identify any agents or underwriters involved in the sale of our debt securities, and will set forth any applicable purchase price, fee, commission or discount arrangement between us and our agents or underwriters or among our underwriters or the basis upon which such amount may be calculated. See “
Plan of Distribution
” below. We may not sell any of our debt securities through agents, underwriters or dealers without delivery of a prospectus supplement describing the method and terms of the offering of our debt securities. Set forth below is additional information regarding offerings of our debt securities:

Issuer	Blackstone Private Credit Fund

Use of Proceeds	Unless otherwise specified in a prospectus supplement, we intend to use the net proceeds from the sale of our debt securities for general corporate purposes, which may include, among other things, investing in accordance with our investment objectives and strategies and repaying indebtedness (which will be subject to reborrowing).

Each supplement to this prospectus relating to an offering will more fully identify the use of the proceeds from such offering.

See “ Use of Proceeds ” in this prospectus.

Distributions	We make, and intend to continue to make, monthly distributions to our shareholders out of assets legally available for distribution. Our distributions, if any, will be determined by our Board. All future distributions will be subject to lawfully available funds therefor, and we can offer no assurance that we will be able to declare such distributions in future periods.

The Company intends to timely distribute substantially all of its annual income for each year to shareholders in such a manner so as to meet the requirements prescribed under Section 852(a) of Subchapter M of the Code, except that we may retain certain net capital gains for reinvestment and, depending upon the level of annual income earned in a year, we may choose to carry forward income for distribution in the following year and as such pay any applicable U.S. federal excise tax associated with carrying forward such income. The distributions we pay to our shareholders in a year may exceed our taxable earnings and profits for that year and, accordingly, a portion of such distribution(s) may constitute a return of capital to our shareholders for U.S. federal income tax purposes. The specific tax characteristics of our distributions will be reported to shareholders after the end of the calendar year. See “
Distributions
” in this prospectus.

Taxation
The Company has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. Our tax treatment as a RIC will enable us to deduct from income any qualifying distributions made to our shareholders, so that we will only be potentially subject to corporate-level U.S. federal income taxation in respect of earnings that we retain and do not distribute, if any.

To maintain our status as a RIC and to avoid being subject to corporate-level U.S. federal income taxation on our earnings, we must, among other things:

•	maintain our election under the 1940 Act to be treated as a BDC;

•
derive in each taxable year at least 90% of our gross income from dividends, interest, gains from the sale or other disposition of stock or securities and other specified categories of investment income; and

•	maintain diversified holdings as prescribed by Subchapter M of the Code.

In addition, to qualify and maintain our tax treatment as a RIC, we must distribute (or be deemed to have distributed) in each taxable year dividends, for tax purposes, in an amount equal to at least 90% of our investment company taxable income (“
ICTI
”) (which is generally our ordinary income plus the excess, if any, of our realized net short-term capital gains over our realized net long-term capital losses) and net tax-exempt income for that taxable year.

As a RIC, we generally will not be subject to corporate-level U.S. federal income tax on our ICTI and net capital gains, if any, that we distribute to our shareholders. If we fail to distribute for a calendar year at least an amount equal to the sum of (i) 98% of our ordinary income for the calendar year, (ii) 98.2% of our capital gain net income (both long-term and short-term), if any, for the one-year period ending October 31 of the calendar year, and (iii) any ordinary income and capital gains for previous years that were not distributed during those years, on a timely basis, we may be subject to a non-deductible, entity level, 4% U.S. federal excise tax on the amount of undistributed earnings falling short of the aforementioned minimum percentages.

Leverage	As a BDC, we are permitted under the 1940 Act to borrow funds or issue “senior securities” to finance a portion of our investments. As a result, we are exposed to the risks of leverage, which may be considered a speculative investment technique.

Leverage increases the potential for gain and loss on amounts invested and, as a result, increases the risks associated with investing in our debt securities. With certain limited exceptions, we may issue “senior securities,” including borrowing money from banks or other financial institutions only in amounts such that the ratio of our total assets (less total liabilities other than indebtedness represented by senior securities) to our total indebtedness represented by senior securities plus preferred shares, if any, is at or above 150% after such incurrence or issuance. This means that generally, we can borrow up to $2 for every $1 of investor equity. The costs associated with our borrowings, including any increase in the management fee payable to the Adviser, are borne by our shareholders.

As of September 30, 2024, our asset coverage was 236.7%. See “ Regulation ” in this prospectus.

Distribution reinvestment plan	We have adopted an “opt out” distribution reinvestment plan (“
DRIP
”) for our shareholders (excluding shareholders residing in certain states and clients of certain participating brokers that do not permit automatic enrollment in our DRIP). As a result, if we declare a cash dividend or other distribution, each shareholder that has not “opted out” of our DRIP will have their dividends or distributions automatically reinvested in additional amounts of our Common Shares rather than receiving cash distributions. There will be no up-front selling commissions or intermediary manager fees to you if you elect to participate in the distribution reinvestment plan. We will pay the plan administrator fees under the plan.

Shareholders who receive dividends and other distributions in the form of Common Shares generally are subject to the same U.S. federal tax considerations as shareholders who elect to receive their distributions in cash; however, since their cash dividends will be reinvested, those shareholders will not receive cash with which to pay any applicable taxes on reinvested dividends. See “
Distribution Reinvestment Plan
” in this prospectus.

Management Agreements
We are managed by our Investment Adviser, Blackstone Private Credit Strategies LLC, and our Sub-Adviser, Blackstone Credit BDC Advisors LLC. The Advisers are affiliates of our Sub-Administrator, Blackstone Alternative Credit Advisors LP. Blackstone Private Credit Strategies LLC, in its capacity as Administrator to the Company, and the Sub-Administrator provide certain administrative and other services necessary for the Company to operate pursuant to the administration agreement between the Company and the Administrator, effective January 1, 2025 (the “
Administration Agreement
”) and the sub-administration agreement between the Administrator, on behalf of the Company, and the Sub-Administrator, effective January 1, 2025 (the “
Sub-Administration Agreement
” and, together with the Administration Agreement, the “
Administration Agreements
”). For a description of our Advisory Agreements and Administration Agreements, see “
Management and Other Agreements
” in this prospectus.

Custodian, Transfer and Distribution Paying Agent and Registrar	State Street Bank and Trust Company serves as our custodian SS&C GIDS, Inc. acts as our transfer agent and distribution disbursing agent for our Common Shares. See “
Custodian, Transfer and Distribution Paying Agent and Registrar
” in this prospectus.

Available Information	We have filed with the SEC a registration statement on Form N-2, of which this prospectus is a part, under the Securities Act. This registration statement contains additional information about us and the debt securities being offered by this prospectus. We also file periodic and current reports and other information with the SEC. This information is available on the SEC’s website at http://www.sec.gov.

We maintain a website at www.bcred.com and make all of our periodic and current reports and other information available, free of charge, on or through our website. Information on our website and the SEC’s website is not incorporated into or part of this prospectus. You may also obtain such information free of charge by contacting us in writing at 345 Park Avenue, 31st floor, New York, New York 10153, Attention: Blackstone Private Credit Fund, or by phone at
(212) 503-2100.

Incorporation of Certain Information by Reference	This prospectus is part of a registration statement that we have filed with the SEC. The information incorporated by reference is considered to comprise a part of this prospectus from the date we file any such document. Any reports filed by us with the SEC subsequent to the date of this prospectus and before the date that any offering of any debt securities by means of this prospectus and any supplement thereto is terminated will automatically update and, where applicable, supersede any information contained in this prospectus or incorporated by reference in this prospectus. See “
Incorporation of Certain Information by Reference
” in this prospectus.

FINANCIAL HIGHLIGHTS
The following tables of financial highlights are intended to help you understand the Company’s financial performance for the periods presented. The financial data set forth in the tables below with respect to the periods as of and for the years ended December 31, 2023, 2022 and 2021 are derived from our consolidated financial statements, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm whose report thereon is incorporated by reference in this prospectus.
The following are the financial highlights for the nine months ended September 30, 2024:

	For the nine months ended September 30, 2024
	Class I	Class S	Class D
Per Share Data (1) :
Net asset value, beginning of period	$25.39	$25.39	$25.39
Net investment income	2.14	1.98	2.09
Net change in unrealized and realized gain (loss)	(0.05)	(0.05)	(0.05)

Net increase (decrease) in net assets resulting from operations	2.09	1.93	2.04
Distributions from net investment income (2)	(1.98)	(1.82)	(1.93)
Distributions from net realized gains (2)	—	—	—

Net increase (decrease) in net assets from shareholders’ distributions	(1.98)	(1.82)	(1.93)

Early repurchase deduction fees (3)	0.00	0.00	0.00

Total increase (decrease) in net assets	0.11	0.11	0.11

Net asset value, end of period	$25.50	$25.50	$25.50

Shares outstanding, end of period	941,701,780	466,379,311	21,277,090
Total return based on NAV (4)	8.5%	7.8%	8.3%
Ratios:
Ratio of net expenses to average net assets (5)	8.4%	9.3%	8.6%
Ratio of net investment income to average net assets (5)	11.2%	10.3%	10.9%
Portfolio turnover rate	10.4%	10.4%	10.4%
Supplemental Data:
Net assets, end of period	$24,012,040	$11,892,013	$542,540
Asset coverage ratio	236.7%	236.7%	236.7%

(1)	The per share data was derived by using the weighted average shares outstanding during the period.
(2)	The per share data for distributions was derived by using the actual shares outstanding at the date of the relevant transactions.
(3)	The per share amount rounds to less than $0.01 per share, for Class I, Class S and Class D.
(4)
Total return is calculated as the change in NAV per share during the period, plus distributions per share (assuming dividends and distributions are reinvested in accordance with the Company’s distribution reinvestment plan) divided by the beginning NAV per share. Total return does not include upfront transaction fee, if any.

(5)
For the nine months ended September 30, 2024, amounts are annualized except for organizational costs, excise tax, and management fee and income based incentive fee waivers by the Adviser, if any. For the nine months ended September 30, 2024, the ratio of total operating expenses to average net assets was 8.4%, 9.3%, and 8.6% on Class I, Class S and Class D, respectively, on an annualized basis, excluding the effect of expense support/(recoupment) and management fee and income based incentive fee waivers by the Adviser, if any, which represented 0.0%, 0.0% and 0.0% on Class I, Class S and Class D, respectively, of average net assets.

The following are the financial highlights for the year ended December 31, 2023:

	Year Ended December 31, 2023
	Class I	Class S	Class D
Per Share Data (1) :
Net asset value, beginning of period	$24.59	$24.59	$24.59
Net investment income	3.08	2.87	3.02
Net change in unrealized and realized gain (loss)	0.29	0.29	0.29

Net increase (decrease) in net assets resulting from operations	3.37	3.16	3.31
Distributions from net investment income (2)	(2.57)	(2.36)	(2.51)
Distributions from net realized gains (2)	—	—	—

Net increase (decrease) in net assets from shareholders’ distributions	(2.57)	(2.36)	(2.51)

Early repurchase deduction fees (5)	0.00	0.00	0.00

Total increase (decrease) in net assets	0.80	0.80	0.80

Net asset value, end of period	$25.39	$25.39	$25.39

Shares outstanding, end of period	734,579,940	373,864,258	15,452,672
Total return based on NAV (3)	14.4%	13.4%	14.1%
Ratios:
Ratio of net expenses to average net assets (4)	10.3%	11.1%	10.6%
Ratio of net investment income to average net assets (4)	12.3%	11.5%	12.0%
Portfolio turnover rate	13.5%	13.5%	13.5%
Supplemental Data:
Net assets, end of period	$18,649,595	$9,492,496	$392,346
Asset coverage ratio	221.9%	221.9%	221.9%

(1)	The per share data was derived by using the weighted average shares outstanding during the period.
(2)	The per share data for distributions was derived by using the actual shares outstanding at the date of the relevant transactions.
(3)
Total return is calculated as the change in NAV per share during the period, plus distributions per share (assuming dividends and distributions are reinvested in accordance with the Fund’s distribution reinvestment plan) divided by the beginning NAV per share. Total return does not include upfront transaction fee, if any.

(4)
For the year ended December 31, 2023, amounts are annualized except for organizational costs and management fee and income based incentive fee waivers by the Adviser. For the year ended December 31, 2023, the ratio of total operating expenses to average net assets was 10.3%, 11.1%, and 10.6% on Class I, Class S and Class D respectively, on an annualized basis, excluding the effect of expense support/(recoupment) and management fee and income based incentive fee waivers by the Adviser which represented 0.0%, 0.0% and 0.0% on Class I, Class S and Class D, respectively, of average net assets.

(5)	The per share amount rounds to less than $0.01 per share, for Class S and Class D.

The following are the financial highlights for the year ended December 31, 2022:

	Year Ended December 31, 2022
	Class I	Class S	Class D
Per Share Data (1) :
Net asset value, beginning of period	$25.93	$25.93	$25.93
Net investment income	2.44	2.23	2.38
Net change in unrealized and realized gain (loss)	(1.56)	(1.56)	(1.56)

Net increase (decrease) in net assets resulting from operations	0.88	0.67	0.82
Distributions from net investment income (2)	(2.23)	(2.01)	(2.16)
Distributions from net realized gains (2)	—	—	—

Net increase (decrease) in net assets from shareholders’ distributions	(2.23)	(2.01)	(2.16)

Early repurchase deduction fees (5)	0.01	—	—

Total increase (decrease) in net assets	(1.34)	(1.34)	(1.34)

Net asset value, end of period	$24.59	$24.59	$24.59

Shares outstanding, end of period	591,237,616	282,541,041	48,795,925
Total return based on NAV (3)	3.6%	2.7%	3.3%
Ratios:
Ratio of net expenses to average net assets (4)	7.5%	8.4%	8.0%
Ratio of net investment income to average net assets (4)	9.8%	9.0%	9.6%
Portfolio turnover rate	21.2%	21.2%	21.2%
Supplemental Data:
Net assets, end of period	$14,537,932	$6,947,313	$1,199,819
Asset coverage ratio	184.5%	184.5%	184.5%

(1)	The per share data was derived by using the weighted average shares outstanding during the period.
(2)	The per share data for distributions was derived by using the actual shares outstanding at the date of the relevant transactions.
(3)
Total return is calculated as the change in NAV per share during the period, plus distributions per share (assuming dividends and distributions are reinvested in accordance with the Company’s distribution reinvestment plan) divided by the beginning NAV per share. Total return does not include upfront transaction fee, if any.

(4)
For the year ended December 31, 2022, amounts are annualized except for organizational costs and management fee and income based incentive fee waivers by the Adviser. For the year ended December 31, 2022, the ratio of total operating expenses to average net assets was 7.5%, 8.4%, and 8.0% on Class I, Class S and Class D respectively, on an annualized basis, excluding the effect of expense support/(recoupment) and management fee and income based incentive fee waivers by the Adviser which represented 0.0%, 0.0% and 0.0% on Class I, Class S and Class D, respectively, of average net assets.

(5)	The per share amount rounds to less than $0.01 per share.

The following are the financial highlights for the year ended December 31, 2021:

	Year Ended December 31, 2021
	Class I	Class S	Class D (6)
Per Share Data (1) :
Net asset value, beginning of period	$25.00	$25.00	$25.59
Net investment income	2.20	1.99	1.46
Net change in unrealized and realized gain (loss) (2)	0.84	0.84	0.39

Net increase (decrease) in net assets resulting from operations	3.04	2.83	1.85
Distributions from net investment income (3)	(2.09)	(1.88)	(1.49)
Distributions from net realized gains (3)	(0.02)	(0.02)	(0.02)

Net increase (decrease) in net assets from shareholders’ distributions	(2.11)	(1.90)	(1.51)

Early repurchase deduction fees (7)	—	—	—

Total increase (decrease) in net assets	0.93	0.93	0.34

Net asset value, end of period	$25.93	$25.93	$25.93

Shares outstanding, end of period	346,591,556	132,425,100	16,814,460
Total return based on NAV (4)	12.6%	11.6%	7.4%
Ratios:
Ratio of net expenses to average net assets (5)	4.8%	5.9%	5.7%
Ratio of net investment income to average net assets (5)	8.6%	7.8%	8.3%
Portfolio turnover rate	29.1%	29.1%	29.1%
Supplemental Data:
Net assets, end of period	$8,985,674	$3,433,213	$435,933
Asset coverage ratio	170.2%	170.2%	170.2%

(1)	The per share data was derived by using the weighted average shares outstanding during the period.
(2)
For the year ended December 31, 2021, the amount shown does not correspond with the aggregate amount for the period as it includes a $0.31, $0.38 and $0.15 impact, on Class I, Class S and Class D, respectively, from the effect of the timing of capital transactions.

(3)	The per share data for distributions was derived by using the actual shares outstanding at the date of the relevant transactions.
(4)
Total return is calculated as the change in NAV per share during the period, plus distributions per share (assuming dividends and distributions are reinvested in accordance with the Company’s distribution reinvestment plan) divided by the beginning NAV per share. Total return does not include upfront transaction fee, if any.

(5)
For the year ended December 31, 2021, amounts are annualized except for organizational costs and management fee and income based incentive fee waivers by the Adviser. For the year ended December 31, 2021, the ratio of total operating expenses to average net assets was 5.4%, 6.3%, and 5.9% on Class I, Class S and Class D respectively, on an annualized basis, excluding the effect of expense support/(recoupment) and management fee and income based incentive fee waivers by the Adviser which represented 0.6%, 0.5% and 0.2% on Class I, Class S and Class D, respectively, of average net assets.

(6)	Class D commenced on May 1, 2021.
(7)	The per share amount rounds to less than $0.01 per share.

RISK FACTORS
Investing in our debt securities involves a number of significant risks. Before you invest in our debt securities, you should be aware of various risks associated with the investment, including those described in this prospectus, the accompanying prospectus supplement, Part I, Item IA “Risk Factors” in our most recent Annual Report on Form 10-K, which is incorporated by reference into this prospectus in their entirety, Part II, Item 1A “Risk Factors” in our most recent Quarterly Report on Form 10-Q, which is incorporated by reference into this prospectus in their entirety, any document incorporated by reference herein, and any free writing prospectus we may authorize in connection with a specific offering. You should carefully consider these risk factors, together with all of the other information included in this prospectus, before you decide whether to make an investment in our debt securities. The risks set out in this prospectus, the accompanying prospectus supplement, Part I, Item IA “Risk Factors” in our most recent Annual Report on Form 10-K, Part II, Item 1A “Risk Factors” in our most recent Quarterly Report on Form 10-Q, any document incorporated by reference herein, and any free writing prospectus we may authorize in connection with a specific offering are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment.

POTENTIAL CONFLICTS OF INTEREST
The information included under the caption “Risk Factors—Potential Conflicts of Interest” in Part I, Item 1A of our most recent Annual Report on Form 10-K is incorporated herein by reference.

CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS
Some of the statements in the prospectus, any prospectus supplement, any documents we may incorporate by reference herein and any related free writing prospectus contain forward-looking statements that involve substantial risks and uncertainties. Such statements involve known and unknown risks, uncertainties and other factors and undue reliance should not be placed thereon. You can generally identify forward-looking statements by our use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue” or other similar words. These statements include our plans and objectives for future operations (including plans and objectives relating to future growth and availability of funds), expectations for current or future investments, and expectations for market and other macroeconomic trends, and are based on current expectations that involve numerous risks and uncertainties. Assumptions relating to these statements involve judgments with respect to, among other things, future economic, competitive and market conditions and future business decisions, all of which are difficult or impossible to accurately predict and many of which are beyond our control. Although we believe the assumptions underlying the forward-looking statements, and the forward-looking statements themselves, are reasonable, any of the assumptions could be inaccurate and, therefore, there can be no assurance that these forward-looking statements will prove to be accurate and our actual results, performance and achievements may be materially different from that expressed or implied by these forward-looking statements. In light of the significant uncertainties inherent in these forward-looking statements, the inclusion of this information should not be regarded as a representation by us or any other person that our objectives and plans, which we consider to be reasonable, will be achieved. Forward-looking statements in this prospectus are subject to risks, uncertainties and other factors including, but not limited to:

•	our future operating results;

•	our business prospects and the prospects of the companies in which we may invest;

•	the impact of the investments that we expect to make;

•	our ability to raise sufficient capital and repurchase shares to execute our investment strategy;

•
general economic, logistical and political trends and other external factors, including inflation and recent supply chain disruptions and their impacts on our portfolio companies and on the industries in which we invest;

•	the ability of our portfolio companies to achieve their objectives;

•	our current and expected financing arrangements and investments;

•	changes in the general interest rate environment;

•	the adequacy of our cash resources, financing sources and working capital;

•	the timing and amount of cash flows, distributions and dividends, if any, from our portfolio companies;

•	our contractual arrangements and relationships with third parties;

•	risks associated with the demand for liquidity under our share repurchase program and the continued approval of quarterly tender offers by the Board;

•	actual and potential conflicts of interest with the Advisers or any of their affiliates;

•	the dependence of our future success on the general economy and its effect on the industries in which we may invest;

•	our use of financial leverage, including the use of borrowed money to finance a portion of our investments and the availability of equity and debt capital on favorable terms or at all;

•	our business prospects and the prospects of our portfolio companies, including our and their ability to effectively respond to the macroeconomic effects from adverse public health developments;

•	the ability of the Advisers to source suitable investments for us and to monitor and administer our investments;

•	the impact of future acquisitions and divestitures;

•	the ability of the Advisers or their affiliates to attract and retain highly talented professionals;

•	general price and volume fluctuations in the stock market;

•	our ability to maintain our qualification as a RIC and as a BDC;

•	the impact on our business of U.S. and international financial reform legislation, rules and regulations;

•	the effect of changes to tax legislation and our tax position; and

•	the tax status of the enterprises in which we may invest.
Although we believe that the assumptions on which these forward-looking statements are based are reasonable, any of those assumptions could prove to be inaccurate, and as a result, the forward-looking statements based on those assumptions also could be inaccurate. In light of these and other uncertainties, the inclusion of a projection or forward-looking statement in this prospectus, the prospectus supplement, any documents we may incorporate by reference herein and any related free writing prospectus should not be regarded as a representation by us that our plans and objectives will be achieved. These forward-looking statements apply only as of the dates of this prospectus, any prospectus supplement, any documents we may incorporate by reference herein and any related free writing prospectus. Moreover, we assume no duty and do not undertake to update the forward-looking statements, except as required by applicable law. Because we are regulated as an investment company, the forward-looking statements and projections contained in this prospectus, the prospectus supplement, any documents we may incorporate by reference herein and any related free writing prospectus are excluded from the safe harbor protection provided by Section 21E of the Exchange Act.

USE OF PROCEEDS
Unless otherwise specified in a prospectus supplement, we intend to use the net proceeds from the sale of our debt securities pursuant to this prospectus for general corporate purposes, which may include, among other things, investing in accordance with our investment objectives and strategies described in this prospectus and repaying indebtedness (which will be subject to reborrowing). The supplement to this prospectus relating to an offering will more fully identify the use of the proceeds from such offering.
We anticipate that it will take us less than six months for us to substantially invest the net proceeds of any offering made pursuant to this prospectus, depending on the availability of appropriate investment opportunities consistent with our investment objectives, market conditions and the amounts raised. We cannot assure you that we will achieve our targeted investment pace.
Proceeds not immediately used for new investments or the temporary repayment of debt will be invested primarily in cash, cash equivalents, U.S. government securities and other high-quality investments that mature in one year or less from the date of investment. These securities may have lower yields than the types of investments we would typically make in accordance with our investment objective and, accordingly, may result in lower distributions, if any, during such period.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION
AND RESULTS OF OPERATIONS
The information included under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in Part II, Item 7 of our most recent Annual Report on Form 10-K and Part I, Item 2 of our most recent Quarterly Report on Form 10-Q is incorporated herein by reference.

THE COMPANY
The information included under the captions “Business—Our Company” in Part I, Item 1 of our most recent Annual Report on Form 10-K and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in Part I, Item 2 of our most recent Quarterly Report on Form 10-Q is incorporated herein by reference.

SENIOR SECURITIES
The information about our senior securities included under the captions “Consolidated Financial Statements and Supplementary Data—Notes to Consolidated Financial Statements—Note 10. Financial Highlights and Senior Securities” in Part II, Item 8 of our most recent Annual Report on Form 10-K and “Financial Statements—Notes to Condensed Consolidated Financial Statements (Unaudited)—Note 10. Financial Highlights and Senior Securities” in Part I, Item 1 of our most recent Quarterly Report on Form 10-Q is incorporated herein by reference. The report of Deloitte & Touche LLP, our independent registered public accounting firm, is included in our most recent Annual Report on Form 10-K and is incorporated by reference herein.

PORTFOLIO COMPANIES
The following table sets forth certain information as of September 30, 2024 for each portfolio company in which the Company had an investment. Percentages shown for class of securities held by the Company represent percentage of the class owned and do not necessarily represent voting ownership or economic ownership.
The Board approved the valuation of the Company’s investment portfolio, as of September 30, 2024, at fair value as determined in good faith using a consistently applied valuation process in accordance with the Company’s documented valuation policy that has been reviewed and approved by the Board, who also approve in good faith the valuation of such securities as of the end of each quarter. For more information relating to the Company’s investments, see the Company’s financial statements incorporated by reference in this prospectus.

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
First Lien Debt
First Lien Debt-non-controlled/non-affiliated
Aerospace & Defense

Atlas CC Acquisition Corp.	9465 Wilshire Blvd, Suite 300 Beverly Hills, CA 90212 United States	(7)(10)	SOFR + 4.25%	9.57%	5/25/2021	5/25/2028		$ 50,078	$49,146	$35,125	0.10%

Atlas CC Acquisition Corp.	9465 Wilshire Blvd, Suite 300 Beverly Hills, CA 90212 United States	(4)(5)(7)(10)	SOFR + 4.00%	9.29%	5/25/2021	5/26/2026		5,596	5,459	714	0.00%

Corfin Holdings, Inc.	1050 Perimeter Road, Manchester, NH 03103 United States	(4)(10)	SOFR + 5.25%	10.61%	1/7/2021	12/31/2027		32,553	32,513	32,553	0.09%

Frontgrade Technologies Holdings, Inc.	4350 Centennial Blvd Colorado Springs, CO, 80907 United States	(4)(7)(10)	SOFR + 5.00%	10.10%	1/9/2023	1/9/2030		2,352	2,292	2,352	0.01%

Loar Group Inc	450 Lexington Avenue, New York, NY 10017 United States	(4)(6)(7)(11)	SOFR + 4.75%	9.60%	7/28/2022	5/10/2030		252,178	251,601	251,238	0.69%

Loar Group Inc	450 Lexington Avenue, New York, NY 10017 United States	(4)(5)(6)(11)	SOFR + 4.75%	9.60%	8/26/2024	5/10/2030		359,100	352,042	359,100	0.99%

Magneto Components BuyCo, LLC	311 Sinclair Rd, Bristol, PA 19007 United States	(4)(7)(10)	SOFR + 6.00%	10.60% (incl. 2.65% PIK)	12/5/2023	12/5/2030		54,337	52,831	54,202	0.15%

Maverick Acquisition, Inc.	3063 Philmont Ave B, Huntingdon Valley, PA 19006 United States	(4)(11)	SOFR + 6.25%	10.85%	6/1/2021	6/1/2027		47,851	47,382	37,563	0.10%

Peraton Corp.	12975 Worldgate Drive, Herndon, VA 20170 United States	(10)	SOFR + 3.75%	8.70%	2/1/2021	2/1/2028		14,361	14,382	13,851	0.04%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Aerospace & Defense (continued)

TransDigm Inc	1350 Euclid Avenue, Suite 1600, Cleveland, Ohio 44115 United States	(6)(8)	SOFR + 2.50%	7.10%	11/28/2023	2/28/2031		$ 7,980	$8,004	$7,958	0.02%

Vertex Aerospace Services Corp.	555 Industrial Drive South, Madison, MS,39110 United States	(10)	SOFR + 2.75%	7.60%	12/6/2021	12/6/2030		11,702	11,661	11,709	0.03%

West Star Aviation Acquisition, LLC	796 Heritage Way, Grand Junction, CO 81506 United States	(4)(5)(11)	SOFR + 5.00%	9.60%	11/3/2023	3/1/2028		9,903	9,747	9,903	0.03%

West Star Aviation Acquisition, LLC	796 Heritage Way, Grand Junction, CO 81506 United States	(4)(10)	SOFR + 5.00%	9.60%	3/1/2022	3/1/2028		4,889	4,816	4,889	0.01%

									841,876	821,157	2.26%
Air Freight & Logistics

AGI-CFI Holdings, Inc.	9130 S Dadeland Blvd Ste 1801, Miami, FL, 33156 United States	(4)(10)	SOFR + 5.75%	11.26%	6/11/2021	6/11/2027		211,975	209,979	207,205	0.57%

AGI-CFI Holdings, Inc.	9130 S Dadeland Blvd Ste 1801, Miami, FL, 33156 United States	(4)(10)	SOFR + 5.75%	11.23%	12/21/2021	6/11/2027		51,581	51,073	50,420	0.14%

Alliance Ground	9130 S Dadeland Blvd Ste 1801, Miami, FL, 33156 United States	(4)(9)	SOFR + 5.75%	11.26%	7/25/2022	6/11/2027		93,986	92,949	91,871	0.25%

ENV Bidco AB	Staffans väg 2A SE-192 78 Sollentuna, Sweden	(4)(6)(7)(8)	E + 5.75%	9.10%	7/19/2022	7/19/2029		EUR 114,140	113,391	126,691	0.35%

ENV Bidco AB	Staffans väg 2A SE-192 78 Sollentuna, Sweden	(4)(6)(10)	SOFR + 5.75%	10.35%	7/19/2022	7/19/2029		102,349	100,586	102,349	0.28%

Livingston International, Inc.	The West Mall Suite 400, Toronto, ON M9C 5K7 Canada	(4)(6)(10)	SOFR + 5.50%	10.24%	8/13/2021	4/30/2027		101,042	100,684	98,768	0.27%

Mode Purchaser, Inc.	17330 Preston Rd., Suite 200 C Dallas, TX 75252 United States	(4)(11)	SOFR + 6.25%	11.50%	1/7/2021	12/9/2026		27,349	27,012	27,213	0.07%

Mode Purchaser, Inc.	17330 Preston Rd., Suite 200 C Dallas, TX 75252 United States	(4)(11)	SOFR + 6.25%	11.50%	2/4/2022	2/5/2029		135,783	134,097	135,104	0.37%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Air Freight & Logistics (continued)

RoadOne Inc	1 Kellaway Dr, Randolph, MA 02368 United States	(4)(5)(7)(11)	SOFR + 6.25%	11.10%	12/30/2022	12/30/2028		$1,090	$1,062	$1,063	0.00%

RWL Holdings, LLC	767 5th Ave #4200, New York, NY 10153 United States	(4)(10)	SOFR + 5.75%	10.50%	12/13/2021	12/31/2028		270,834	267,569	249,844	0.69%

SEKO Global Logistics Network, LLC	1100 N. Arlington Heights Rd., Itasca, IL 60143 United States	(4)(5)(11)(17)	E + 8.00%	11.38%	12/21/2021	12/30/2026		EUR 34,596	39,792	26,958	0.07%

SEKO Global Logistics Network, LLC	1100 N. Arlington Heights Rd., Itasca, IL 60143 United States	(4)(5)(11)(17)	SOFR + 8.00%	12.95%	1/7/2021	12/30/2026		74,663	73,767	52,264	0.14%

SEKO Global Logistics Network, LLC	1100 N. Arlington Heights Rd., Itasca, IL 60143 United States	(4)(5)(11)(17)	SOFR + 8.00%	12.95%	7/25/2022	12/30/2026		9,420	9,246	6,594	0.02%

SEKO Global Logistics Network, LLC	1100 N. Arlington Heights Rd., Itasca, IL 60143 United States	(4)(5)(7)(11)	SOFR + 8.00%	12.95%	7/1/2024	12/30/2026		1,398	1,365	1,398	0.00%

SEKO Global Logistics Network, LLC	1100 N. Arlington Heights Rd., Itasca, IL 60143 United States	(4)(5)(7)(11)(17)	SOFR + 8.00%	12.95%	1/7/2021	12/30/2026		6,920	6,863	4,270	0.01%

The Kenan Advantage Group, Inc.	4895 Dressler Road, Canton, OH 44718 United States	(8)	SOFR + 3.25%	8.10%	8/6/2024	1/25/2029		12,983	12,983	12,962	0.04%

Wwex Uni Topco Holdings, LLC	2323 Victory Avenue Suite 1600, Dallas, TX 75219 United States	(10)	SOFR + 4.00%	8.87%	7/26/2021	7/26/2028		13,935	13,860	14,018	0.04%

									1,256,278	1,208,992	3.31%
Airlines

Air Canada	2001 University Street Suite 1600, Montreal, QC H3A 2A6 Canada	(6)(8)	SOFR + 2.50%	7.25%	3/21/2024	3/14/2031		6,308	6,293	6,331	0.02%
Auto Components

Clarios Global LP	Florist Tower, 5757 N. Green Bay Ave., Glendale, WI 53209 United States	(6)(8)	SOFR + 2.50%	7.35%	7/16/2024	5/6/2030		3,491	3,491	3,497	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Auto Components (continued)

Dellner Couplers Group AB	Vikavagen 144 79195 Falun, Sweden	(5)(6)(8)	E + 5.50%	8.85%	6/20/2024	6/18/2029		EUR	23,500	$24,907	$26,192	0.07%

										28,398	29,689	0.08%
Beverages

Triton Water Holdings, Inc.	900 Long Ridge Road, Building 2, Stamford, CT 06902 United States	(9)	SOFR + 3.25%	8.12%	3/31/2021	3/31/2028			44,424	43,867	44,398	0.12%
Biotechnology

Grifols Worldwide Operations USA Inc	18 Commerce Way, Suite 4800, Wilmington, MA 01801 United States	(8)	SOFR + 2.00%	7.40%	1/7/2021	11/15/2027			4094	4,057	3,986	0.01%
Broadline Retail

Peer USA, LLC	Perenmarkt 15, 1681 PG Zwaagdijk, Netherlands	(6)(8)	SOFR + 3.00%	7.60%	6/26/2024	6/20/2031			7000	7,021	7,031	0.02%
Building Products

Cornerstone Building Brands, Inc.	5020 Weston Parkway, Cary, NC 27513 United States	(6)(9)	SOFR + 5.63%	10.72%	7/25/2022	8/1/2028			25,545	25,268	25,759	0.07%

Cornerstone Building Brands, Inc.	5020 Weston Parkway, Cary, NC 27513 United States	(6)(9)	SOFR + 3.25%	8.45%	4/15/2021	4/12/2028			4,830	4,808	4,739	0.01%

Engineered Stone Group Holdings III Ltd.	Floor 5, Smithson Tower Smithson Plaza, St. James’s Street, London, England, SW1A 1HJ	(4)(6)(8)	E + 5.75%	10.35% (incl. 6.53% PIK)	11/22/2021	4/23/2028		EUR	31,114	33,896	29,959	0.08%

Engineered Stone Group Holdings III Ltd.	Floor 5, Smithson Tower Smithson Plaza, St. James’s Street, London, England, SW1A 1HJ	(4)(6)(10)	SOFR + 5.75%	12.10% (incl. 7.54% PIK)	11/22/2021	4/23/2028			64,832	63,826	56,080	0.15%

Fencing Supply Group Acquisition, LLC	211 Perimeter Center Pkwy NE #250, Dunwoody, GA 30346 United States	(4)(11)	SOFR + 6.00%	10.95%	2/26/2021	2/26/2027			109,862	109,078	108,215	0.30%

Great Day Improvements, LLC	700 Highland Rd, Macedonia, OH 44056 United States	(4)(7)(13)	SOFR + 5.50%	10.71%	6/13/2024	6/13/2030			36,237	35,436	35,394	0.10%

Jacuzzi Brands, LLC	3925 City Center Drive Suite 200, Chino Hills, CA 91709 United States	(4)(10)	SOFR + 6.00%	10.60%	1/7/2021	2/25/2027			43,474	43,273	39,562	0.11%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Building Products (continued)

Jacuzzi Brands, LLC	3925 City Center Drive Suite 200, Chino Hills, CA 91709 United States	(4)(10)	SOFR + 6.00%	10.60%	4/20/2022	2/25/2027		$187,540	$186,384	$170,661	0.47%

Jacuzzi Brands, LLC	3925 City Center Drive Suite 200, Chino Hills, CA 91709 United States	(4)(10)	SOFR + 6.00%	10.60%	1/7/2021	2/25/2027		6,319	6,287	5,750	0.02%

Kodiak BP, LLC	1745 Shea Center Drive Suite 130, Highlands Ranch, CO 80129 United States	(10)	SOFR + 3.25%	8.21%	3/12/2021	3/12/2028		40,069	39,921	40,123	0.11%

L&S Mechanical Acquisition, LLC	1101 E Arapaho Rd, Suite 190, Richardson, TX 75081, United States	(4)(10)	SOFR + 6.25%	11.55%	9/1/2021	9/1/2027		109,203	108,153	109,203	0.30%

L&S Mechanical Acquisition, LLC	1101 E Arapaho Rd, Suite 190, Richardson, TX 75081, United States	(4)(5)(10)	SOFR + 6.25%	11.55%	8/19/2024	9/1/2027		11,009	10,797	11,009	0.03%

LBM Acquisition, LLC	1000 Corporate Grove Drive, Buffalo Grove IL 60089 United States	(10)	SOFR + 3.75%	8.97%	6/6/2024	5/31/2031		44,630	44,204	43,837	0.12%

Lindstrom, LLC	2950 100th Court Northeast, Blaine, MN 55449 United States	(4)(11)	SOFR + 6.25%	11.55%	4/19/2022	5/1/2026		146,952	146,245	145,482	0.40%

Oscar Acquisitionco, LLC	5005 Lyndon B Johnson Fwy Suite 1050, Dallas, TX 75244 United States	(9)	SOFR + 4.25%	8.85%	4/29/2022	4/29/2029		2,985	2,996	2,952	0.01%

Tamko Building Products, LLC	198 Four States Drive, P.O. Box 97, Galena, KS 66739 United States	(8)	SOFR + 3.25%	8.17%	9/20/2023	9/20/2030		2,985	2,992	2,996	0.01%

The Chamberlain Group, Inc.	300 Windsor Drive, Oak Brook, IL 60523 United States	(9)	SOFR + 3.25%	8.20%	11/3/2021	11/3/2028		25,016	24,869	24,913	0.07%

Windows Acquisition Holdings, Inc.	235 Sunshine Road Royal, AR 71968 United States	(4)(11)	SOFR + 6.50%	11.25% (incl. 10.03% PIK)	1/7/2021	12/29/2026		57,420	57,000	52,539	0.14%

									945,433	909,173	2.50%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Capital Markets

Apex Group Treasury, LLC	4 Embarcadero Center Suite 1900 San Francisco,CA,94111 United States	(6)(9)	SOFR + 3.75%	8.96%	7/27/2021	7/27/2028			$15,024	$15,004	$15,062	0.04%

Apex Group Treasury, LLC	4 Embarcadero Center Suite 1900 San Francisco,CA,94111 United States	(6)(9)	SOFR + 4.00%	9.08%	8/2/2024	7/27/2028			78,157	78,157	78,450	0.22%

Aretec Group, Inc.	2301 Rosecrans Ave., Suite 5100, El Segundo, CA 90245 United States	(6)(8)	SOFR + 4.00%	8.85%	5/29/2024	8/9/2030			853	853	837	0.00%

FFML Holdco Ltd	Private Bag 93502, Takapuna, Auckland 0740, New Zealand	(4)(6)(10)	B + 6.25%	11.53%	11/11/2022	11/30/2028		NZD	37,316	22,694	23,707	0.07%

Focus Financial Partners LLC	875 3rd Avenue, 28th Floor New York, NY 10022 United States	(7)(8)	SOFR + 3.25%	8.10%	9/11/2024	9/11/2031			14,889	14,851	14,858	0.04%

GTCR Everest Borrower, LLC	1655 Grant Street, 10th Floor Concord, CA 94520 United States	(6)(7)(8)	SOFR + 3.00%	7.60%	9/5/2024	9/5/2031			12,388	12,287	12,200	0.03%

Osaic Holdings Inc	20 East Thomas Road, Phoenix, AZ 85012 United States	(8)	SOFR + 4.00%	8.85%	5/6/2024	8/17/2028			10,594	10,602	10,493	0.03%

Resolute Investment Managers, Inc.	220 E. Las Colinas Blvd., Suite 1200, Irving, Texas 75039 United States	(5)(11)	SOFR + 6.50%	11.37%	12/29/2023	4/30/2027			3,894	3,848	3,604	0.01%

Situs-AMC Holdings Corporation	5065 Westheimer Suite 700E, Houston, TX 77056 United States	(4)(11)	SOFR + 5.50%	10.20%	12/22/2021	12/22/2027			12,151	12,085	12,090	0.03%

Superannuation And Investments US, LLC	Ground Floor Tower 1 201 Sussex Street Sydney,NSW,2000 Australia	(6)(9)	SOFR + 3.75%	8.71%	12/1/2021	12/1/2028			13,059	13,005	13,097	0.04%

The Edelman Financial Engines Center, LLC	28 State Street, 21st Floor, Boston, MA 021094 United States	(8)	SOFR + 3.25%	8.10%	6/5/2024	4/7/2028			18,370	18,370	18,357	0.05%

										201,756	202,755	0.56%
Chemicals

Charter Next Generation Inc	300 N. LaSalle Drive, Suite 1575, Chicago, IL 60654 United States	(10)	SOFR + 3.25%	8.10%	1/30/2024	12/1/2027			1,990	2,003	1,992	0.01%

DCG Acquisition Corp.	45 Rockefeller Plaza 20th Floor, New York, NY 10111 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.60%	6/13/2024	6/13/2031			210,895	208,353	209,293	0.57%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Chemicals (continued)

Derby Buyer, LLC	200 Powder Mill Road, Wilmington DE 19803 United States	(6)(9)	SOFR + 3.50%	8.70%	5/14/2024	11/1/2030		$6,468	$6,506	$6,486	0.02%

Formulations Parent Corp.	375 University Avenue, Westwood, MA 02090 United States	(4)(7)(10)	SOFR + 5.75%	10.87%	11/15/2023	11/15/2030		21,321	20,888	21,073	0.06%

Geon Performance Solutions, LLC	25777 Detroit Road Suite 202, Westlake, OH 44145 United States	(10)	SOFR + 4.25%	9.12%	8/18/2021	8/18/2028		3,589	3,574	3,603	0.01%

Hyperion Materials & Technologies, Inc.	6325 Huntley Road, Worthington, OH 43229 United States	(9)	SOFR + 4.50%	9.46%	8/30/2021	8/30/2028		7,925	7,915	7,392	0.02%

									249,239	249,839	0.69%
Commercial Services & Supplies

Access CIG, LLC	6818 A Patterson Pass Road, Livermore CA 94550 United States	(9)	SOFR + 5.00%	10.25%	8/18/2023	8/18/2028		43,524	43,067	43,765	0.12%

Allied Universal Holdco, LLC	1551 North Tustin Avenue Suite 650, Santa Ana, CA 92705 United States	(9)	SOFR + 3.75%	8.70%	4/8/2021	5/12/2028		40,833	40,782	40,480	0.11%

Anticimex, Inc.	400 Connell Drive Suite 1300, Berkeley Heights, NJ 07922 United States	(6)(9)	SOFR + 3.15%	8.48%	11/8/2021	11/16/2028		11,675	11,648	11,678	0.03%

APX Group, Inc.	4931 North 300 West, Provo, UT, 84604 United States	(6)(9)	SOFR + 2.75%	8.03%	7/9/2021	7/10/2028		17,256	17,234	17,279	0.05%

Bazaarvoice, Inc.	338 Pier Avenue, Hermosa Beach CA 90254 United States	(4)(7)(8)	SOFR + 5.25%	9.25%	5/7/2021	5/7/2028		405,472	405,472	405,472	1.11%

CFS Brands, LLC	4711 E. Hefner Rd. Oklahoma City, OK 73131 United States	(4)(7)(11)	SOFR + 5.75%	10.60%	10/2/2023	10/2/2030		210,048	205,827	209,942	0.58%

DG Investment Intermediate Holdings 2, Inc.	One Commerce Drive, Schaumburg, Illinois 60173 United States	(10)	SOFR + 3.75%	8.71%	3/31/2021	3/31/2028		22,535	22,557	22,514	0.06%

Divisions Holding Corp.	1 Riverfront Place Suite 500, Newport, KY 41071 United States	(4)(10)	SOFR + 4.75%	9.71%	5/27/2021	5/27/2028		5,865	5,832	5,873	0.02%

EAB Global, Inc.	2008 Saint Johns Ave, Washington DC 20037 United States	(9)	SOFR + 3.25%	8.10%	8/16/2021	8/16/2028		13,374	13,354	13,342	0.04%

Foundational Education Group, Inc.	4500 East West Highway Suite 300, Bethesda,MD,20814 United States	(9)	SOFR + 3.75%	9.26%	8/31/2021	8/31/2028		8,891	8,842	8,614	0.02%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Commercial Services & Supplies (continued)

FusionSite Midco, LLC	5611 Ohio Ave, Nashville, TN 37209 United States	(4)(11)	SOFR + 5.75%	10.62%	11/17/2023	11/17/2029		$45,126	$44,258	$45,126	0.12%

FusionSite Midco, LLC	5611 Ohio Ave, Nashville, TN 37209 United States	(4)(11)	SOFR + 5.75%	11.29%	11/17/2023	11/17/2029		19,516	19,140	19,516	0.05%

FusionSite Midco, LLC	5611 Ohio Ave, Nashville, TN 37209 United States	(4)(5)(7)(11)	SOFR + 5.75%	10.49%	9/25/2024	11/17/2029		2,978	2,026	1,945	0.01%

Garda World Security Corp.	1390 Barre Street, Montreal QC H3C 1N4 Canada	(6)(8)	SOFR + 3.50%	8.60%	8/6/2024	2/1/2029		20,967	20,967	20,991	0.06%

Gatekeeper Systems Inc	90 Icon, Foothill Ranch, CA 92610, United States	(4)(10)	SOFR + 5.00%	10.06%	8/27/2024	8/28/2030		252,665	247,690	247,612	0.68%

Gatekeeper Systems Inc	90 Icon, Foothill Ranch, CA 92610, United States	(4)(5)(7)(10)	SOFR + 5.00%	10.06%	8/27/2024	8/28/2030		6,159	5,188	5,172	0.01%

GBT US III, LLC	666 Third Avenue, 4th Floor, New York, NY, NY 10017, United States	(6)(8)	SOFR + 3.00%	8.28%	7/26/2024	7/25/2031		4,000	4,010	3,997	0.01%

Gorilla Investor LLC	712 Fifth Avenue, 44th Floor, New York, NY 10019, United States	(4)(5)(10)	SOFR + 5.00%	9.60%	9/26/2024	9/30/2031		168,043	164,684	166,363	0.46%

Iris Buyer, LLC	1501 Yamato Road, Boca Raton, FL 33431 United States	(4)(11)	SOFR + 6.25%	11.50%	10/2/2023	10/2/2030		54,679	53,390	54,679	0.15%

Iris Buyer, LLC	1501 Yamato Road, Boca Raton, FL 33431 United States	(4)(5)(7)(11)	SOFR + 6.25%	10.85%	10/2/2023	10/2/2030		5,155	4,822	4,902	0.01%

Java Buyer, Inc.	191 4th St W Ketchum, ID, 83340 United States	(4)(7)(10)	SOFR + 5.75%	10.79%	12/15/2021	12/15/2027		162,481	160,234	161,457	0.44%

Java Buyer, Inc.	191 4th St W Ketchum, ID, 83340 United States	(4)(10)	SOFR + 5.75%	10.45%	11/9/2023	12/15/2027		54,083	53,114	54,083	0.15%

Java Buyer, Inc.	191 4th St W Ketchum, ID, 83340 United States	(4)(10)	SOFR + 5.75%	11.17%	12/15/2021	12/15/2027		92,906	92,001	92,906	0.25%

JSS Holdings, Inc.	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)(10)	SOFR + 5.25%	10.10%	12/29/2021	12/17/2030		236,063	233,923	236,063	0.65%

JSS Holdings, Inc.	180 North Stetson, 29th Floor, Chicago, IL 60601 United States	(4)(10)	SOFR + 5.25%	10.10%	1/7/2021	12/17/2030		45,220	44,806	45,220	0.12%

Knowledge Pro Buyer, Inc.	Country Squire Lane, Princeton Junction, NJ 8550 United States	(4)(7)(10)	SOFR + 5.00%	9.95%	12/10/2021	12/10/2027		89,216	88,336	89,137	0.24%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Commercial Services & Supplies (continued)

KPSKY Acquisition, Inc.	500 Unicorn Park 3rd Floor, Woburn, MA 01801 United States	(4)(10)(18)	SOFR + 5.50%	10.85%	10/19/2021	10/19/2028		$46,601	$46,062	$41,941	0.12%

KPSKY Acquisition, Inc.	500 Unicorn Park 3rd Floor, Woburn, MA 01801 United States	(4)(10)(18)	SOFR + 5.50%	10.90%	10/19/2021	10/19/2028		20,790	20,549	18,711	0.05%

Onex Baltimore Buyer, Inc.	712 Fifth Avenue New York, NY 10019 United States	(4)(11)(18)	SOFR + 5.00%	9.85%	12/1/2021	12/1/2027		187,232	185,238	187,232	0.51%

Onex Baltimore Buyer, Inc.	712 Fifth Avenue New York, NY 10019 United States	(4)(7)(11)(18)	SOFR + 5.00%	9.85%	12/1/2021	12/1/2027		219,692	216,704	218,457	0.60%

Pearce Intermediate Holdings, Inc	1690 Scenic Ave, Costa Mesa, CA 92626 United States	(4)(12)	SOFR + 4.50%	9.52%	6/2/2021	6/2/2027		82,554	81,587	82,554	0.23%

Pearce Intermediate Holdings, Inc	1690 Scenic Ave, Costa Mesa, CA 92626 United States	(4)(5)(7)(11)	SOFR + 4.50%	9.91%	6/29/2023	6/2/2027		814	787	787	0.00%

Polyphase Elevator Holding Co.	60 Shawmut Road, Suite 1, Canton, MA 02021 United States	(4)(5)(7)(11)	SOFR + 6.00%	10.70% (incl. 5.00% PIK)	6/23/2021	6/23/2027		6,019	5,980	4,578	0.01%

Polyphase Elevator Holding Co.	60 Shawmut Road, Suite 1, Canton, MA 02021 United States	(4)(5)(11)	SOFR + 6.00%	10.70% (incl. 5.00% PIK)	12/21/2021	6/23/2027		10,694	10,694	8,128	0.02%

Prime Security Services Borrower, LLC	1501 Yamato Road, Boca Raton, FL, 33431 United States	(8)	SOFR + 2.25%	7.45%	4/15/2024	10/13/2030		1,496	1,505	1,496	0.00%

Pye-Barker Fire & Safety, LLC	2500 Northwinds Parkway, Ste 200, Alpharetta, GA 30009 United States	(4)(5)(10)	SOFR + 4.50%	9.10%	5/24/2024	5/24/2031		4,461	4,461	4,461	0.01%

Pye-Barker Fire & Safety, LLC	2500 Northwinds Parkway, Ste 200, Alpharetta, GA 30009 United States	(4)(5)(10)	SOFR + 4.50%	9.10%	5/24/2024	5/24/2031		13,816	13,751	13,747	0.04%

Safety Products/JHC Acquisition Corp	1751 Lake Cook Rd, Suite 370, Deerfield, Illinois 60015, United States	(7)(8)	SOFR + 4.50%	9.45%	1/7/2021	6/28/2026		50,567	50,447	50,606	0.14%

The Hiller Companies, LLC	3751 Joy Springs Drive, Mobile, AL 36693 United States	(4)(10)	SOFR + 5.00%	9.96%	6/20/2024	6/20/2030		75,563	74,843	74,808	0.21%

The Hiller Companies, LLC	3751 Joy Springs Drive, Mobile, AL 36693 United States	(4)(5)(7)(10)	SOFR + 5.00%	10.28%	6/20/2024	6/20/2030		4,335	4,080	4,089	0.01%

TRC Companies, Inc (fka Bolt Infrastructure Merger Sub, Inc.)	21 Griffin Road North, Windsor, CT 06095 United States	(9)	SOFR + 3.75%	8.71%	12/9/2021	12/8/2028		26,862	26,785	26,883	0.07%

Vaco Holdings, Inc.	5410 Maryland Way, Suite 460, Brentwood, TN, 37027 United States	(10)	SOFR + 5.00%	9.95%	1/21/2022	1/21/2029		8,963	8,936	8,820	0.02%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Commercial Services & Supplies (continued)

Veregy Consolidated, Inc.	23325 N. 23rd Ave, Suite 120 Phoenix, AZ 85027 United States	(11)	SOFR + 6.00%	11.51%	1/7/2021	11/2/2027		$20,000	$20,024	$19,983	0.05%

Water Holdings Acquisition LLC	2002 West Grand Parkway North, Suite 100, Katy, TX 77449, United States	(4)(5)(7)(10)	SOFR + 5.00%	10.25%	7/31/2024	7/31/2031		185,476	183,497	183,436	0.50%

									2,969,134	2,978,845	8.14%
Construction & Engineering

ASP Endeavor Acquisition, LLC	515 Houston St Ste 500, Fort Worth, TX 76102 United States	(4)(5)(9)	SOFR + 6.50%	11.87%	5/3/2021	5/3/2027		30,600	30,336	30,600	0.08%

Atlas Securitized Products Funding 2, L.P.	13215 Bee Cave Parkway Building B, Suite 230, Austin, TX 78738 United States	(4)(5)(7)(8)	SOFR + 1.50%	6.70%	3/28/2024	4/10/2026		134,503	130,697	134,503	0.37%

Azuria Water Solutions Inc	787 7th Avenue 49th Floor New York NY 10019 United States	(10)	SOFR + 3.75%	8.60%	7/23/2024	5/17/2028		34,522	34,522	34,706	0.10%

Brookfield WEC Holdings, Inc.	1000 Westinghouse Drive, Cranberry Township, PA 16066 United States	(8)	SOFR + 2.75%	7.60%	1/25/2024	1/27/2031		7,963	7,884	7,970	0.02%

Consor Intermediate II, LLC	6505 Blue Lagoon Drive, Suite 470 Miami, FL 33126 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.35%	5/10/2024	5/10/2031		48,883	48,100	48,357	0.13%

COP Home Services TopCo IV, Inc.	3150 E Birch St., Brea, CA 92821, United States	(4)(7)(11)	SOFR + 6.00%	11.35%	6/9/2023	12/31/2027		209,500	205,980	209,077	0.57%

Gannett Fleming Inc	207 Senate Ave, Camp Hill, PA 17011, United States	(4)(5)(7)(10)	SOFR + 4.50%	9.67%	8/5/2024	8/5/2030		361,703	355,874	355,718	0.98%

Groundworks, LLC	1741 Corporate Landing Parkway, Virginia Beach, VA 23454 United States	(8)	SOFR + 3.50%	8.60%	3/14/2024	3/14/2031		9,056	9,074	9,008	0.02%

Groundworks, LLC	1741 Corporate Landing Parkway, Virginia Beach, VA 23454 United States	(7)(8)	SOFR + 3.50%	8.60%	3/14/2024	3/14/2031		267	165	258	0.00%

Peak Utility Services Group, Inc.	310 Interlocken Parkway Suite 220 Broomfield CO 80021 United States	(4)(11)	SOFR + 5.00%	10.41%	3/2/2021	3/2/2028		15,170	15,096	13,881	0.04%

Peak Utility Services Group, Inc.	310 Interlocken Parkway Suite 220 Broomfield CO 80021 United States	(4)(11)	SOFR + 5.00%	10.41%	3/2/2021	3/2/2028		2,023	2,016	1,851	0.01%

Refficiency Holdings, LLC	1601 Las Plumas Ave San Jose, CA, 95133-1613 United States	(10)	SOFR + 3.50%	8.45%	10/28/2021	12/16/2027		11,258	11,212	11,318	0.03%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Construction & Engineering (continued)

Thermostat Purchaser III, Inc.	10 Parkway North Suite 100 Deerfield,IL,60015 United States	(4)(7)(10)	SOFR + 4.25%	8.85%	6/20/2024	8/31/2028		$9,975	$9,869	$9,942	0.03%

									860,825	867,189	2.38%
Containers & Packaging

Anchor Packaging, LLC	13515 Barrett Parkway #100, St. Louis, MO 63021, United States	(8)	SOFR + 3.75%	8.60%	5/7/2024	7/18/2029		1,995	2,000	2,005	0.01%

Ascend Buyer, LLC	1111 Busch Parkway, Buffalo Grove, IL 60089, United States	(4)(10)	SOFR + 5.75%	10.50%	10/18/2022	9/30/2028		11,328	11,100	11,328	0.03%

Ascend Buyer, LLC	1111 Busch Parkway, Buffalo Grove, IL 60089, United States	(4)(5)(7)(10)	SOFR + 5.75%	10.50%	9/30/2021	9/30/2027		2,587	2,509	2,587	0.01%

Berlin Packaging, LLC	525 West Monroe Street, Chicago IL 60661 United States	(8)	SOFR + 3.75%	8.95%	6/7/2024	6/7/2031		15,361	15,325	15,367	0.04%

Clydesdale Acquisition Holdings, Inc.	101 E Carolina Ave Hartsville, SC 29550 United States	(9)	SOFR + 3.18%	8.02%	4/13/2022	4/13/2029		13,989	13,737	13,933	0.04%

Graham Packaging Co, Inc.	148 Quay Street Floor 9, Auckland Central Auckland, 1010 New Zealand	(8)	SOFR + 2.50%	7.35%	7/31/2024	8/4/2027		7,932	7,932	7,933	0.02%

MAR Bidco S.à r.l.	46A Avenue J.F. Kennedy, L-1855 Luxembourg, Grand-Duché de Luxembourg	(6)(9)	SOFR + 4.20%	9.29%	6/28/2021	7/6/2028		3,829	3,818	3,714	0.01%

Pretium PKG Holdings, Inc.	15450 South Outer Forty Drive Suite 120 Chesterfield,MO,63017 United States	(11)(18)	SOFR + 4.60%	9.85% (incl. 1.38% PIK)	10/2/2023	10/2/2028		22,230	21,985	17,914	0.05%

ProAmpac PG Borrower, LLC	12025 Tricon Road, Cincinnati, OH 45246 United States	(10)	SOFR + 4.00%	9.30%	4/9/2024	9/15/2028		16,232	16,232	16,277	0.04%

Ring Container Technologies Group, LLC	1 Industrial Park Rd. Oakland, TN 38060 United States	(9)	SOFR + 2.75%	7.60%	7/19/2024	8/12/2028		985	985	985	0.00%

TricorBraun Holdings, Inc.	6 CityPlace Drive Suite 1000 Saint Louis MO 63141 United States	(9)	SOFR + 3.25%	8.21%	3/3/2021	3/3/2028		13,663	13,598	13,419	0.04%

Trident TPI Holdings, Inc.	460 Swedesford Rd Wayne, PA 19087 United States	(9)	SOFR + 4.00%	8.60%	4/1/2024	9/15/2028		21,739	21,739	21,798	0.06%

									130,960	127,260	0.35%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Distributors

BP Purchaser, LLC	2650 Galvin Dr, Elgin, IL 60124, United States	(4)(5)(10)	SOFR + 5.50%	10.69%	12/10/2021	12/10/2028		$7,820	$7,726	$7,096	0.02%

BradyIFS Holdings, LLC	7055 S Lindell Road, Las Vegas, NV 89118 United States	(4)(11)	SOFR + 6.00%	11.25%	10/31/2023	10/31/2029		202,799	199,365	202,799	0.56%

BradyIFS Holdings, LLC	7055 S Lindell Road, Las Vegas, NV 89118 United States	(4)(5)(7)(11)	SOFR + 6.00%	11.06%	10/31/2023	10/31/2029		15,991	15,665	15,767	0.04%

Genuine Cable Group, LLC	50 Broadway, Hawthorne, NY 10532, United States	(4)(10)	SOFR + 5.75%	10.70%	11/1/2021	11/2/2026		29,725	29,410	28,759	0.08%

Marcone Yellowstone Buyer, Inc.	One City Place Ste 400 St Louis MO 63141, United States	(4)(10)	SOFR + 6.50%	11.98%	11/1/2022	6/23/2028		15,532	15,223	14,290	0.04%

Marcone Yellowstone Buyer, Inc.	One City Place Ste 400 St Louis MO 63141, United States	(4)(10)	SOFR + 6.25%	11.53%	12/31/2021	6/23/2028		26,188	25,910	23,897	0.07%

NDC Acquisition Corp.	402 BNA Drive, Suite 500, Nashville, TN 37217 United States	(4)(7)(8)	SOFR + 5.50%	10.20%	3/9/2021	3/9/2027		21,713	21,432	21,713	0.06%

PT Intermediate Holdings III, LLC	1200 Greenbriar Dr., Addison, IL 60101 United States	(4)(9)	SOFR + 5.00%	10.33% (incl. 1.75% PIK)	4/9/2024	4/9/2030		167,958	167,577	167,958	0.46%

PT Intermediate Holdings III, LLC	1200 Greenbriar Dr., Addison, IL 60101 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.35%	4/9/2024	4/9/2030		1,432	1,417	1,415	0.00%

S&S Holdings, LLC	220 Remington Blvd, Bolingbrook, IL 60440 United States	(9)	SOFR + 5.00%	10.06%	3/11/2021	3/11/2028		7,812	7,828	7,790	0.02%

Tailwind Colony Holding Corporation	269 South Lambert Road Orange, CT 06512 United States	(4)(11)	SOFR + 6.50%	11.85%	1/7/2021	5/13/2026		82,044	81,646	80,813	0.22%

									573,199	572,297	1.57%
Diversified Consumer Services

American Restoration Holdings, LLC	1585 Broadway, 37th Floor, New York, NY 10036, United States	(4)(5)(11)	SOFR + 5.00%	10.28%	7/19/2024	7/24/2030		27,542	27,008	26,991	0.07%

American Restoration Holdings, LLC	1585 Broadway, 37th Floor, New York, NY 10036, United States	(4)(5)(7)(11)	SOFR + 5.00%	10.05%	7/19/2024	7/24/2030		5,571	5,232	5,221	0.01%

American Restoration Holdings, LLC	1585 Broadway, 37th Floor, New York, NY 10036, United States	(4)(5)(7)(11)	SOFR + 5.00%	10.28%	7/19/2024	7/24/2030		1,697	1,546	1,541	0.00%

Ascend Learning, LLC	11161 Overbrook Road, Leawood, KS, 66211, United States	(9)	SOFR + 3.50%	8.45%	12/10/2021	12/11/2028		20,422	20,161	20,353	0.06%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Diversified Consumer Services (continued)

Barbri Holdings, Inc.	12222 Merit Drive, Suite 1340, Dallas, TX 75251 United States	(4)(10)	SOFR + 5.75%	10.70%	12/21/2021	4/28/2028			$133,249	$131,864	$132,582	0.36%

BPPH2 Limited	One Wood Street, London, EC2V 7WS United Kingdom	(4)(6)(8)	S + 6.87%	11.82%	3/16/2021	3/16/2028		GBP	40,700	55,517	54,414	0.15%

BPPH2 Limited	One Wood Street, London, EC2V 7WS United Kingdom	(4)(5)(6)(8)	S + 6.25%	11.20%	6/17/2024	3/16/2028		GBP	8,269	10,349	11,055	0.03%

BPPH2 Limited	One Wood Street, London, EC2V 7WS United Kingdom	(4)(5)(6)(10)	CA + 6.25%	10.78%	6/17/2024	3/16/2028		CAD	5,090	3,647	3,764	0.01%

BPPH2 Limited	One Wood Street, London, EC2V 7WS United Kingdom	(4)(5)(6)(10)	SOFR + 6.25%	11.31%	6/17/2024	3/16/2028			2,645	2,583	2,645	0.01%

Cambium Learning Group, Inc.	17855 North Dallas Parkway, Suite 400, Dallas, TX 75287, United States	(4)(7)(10)	SOFR + 5.50%	10.88%	7/20/2021	7/20/2028			941,434	936,323	941,434	2.58%

Caribou Bidco Ltd	70 Gray’s Inn Road, London, WC1X 8NH, United Kingdom	(4)(5)(6)(7)(8)	S + 5.00%	9.95%	7/2/2024	2/1/2029		GBP	198,859	252,188	263,056	0.72%

Cengage Learning, Inc.	3 Center Plaza, Suite 700, Boston, MA 02108 United States	(11)	SOFR + 4.25%	9.54%	3/22/2024	3/22/2031			8,458	8,498	8,486	0.02%

Charger Debt Merger Sub, LLC	375 Northridge Rd. Suite 450, Atlanta, GA 30350 United States	(4)(5)(10)	SOFR + 5.00%	10.25%	5/31/2024	5/31/2031			55,000	54,476	54,725	0.15%

Charger Debt Merger Sub, LLC	375 Northridge Rd. Suite 450, Atlanta, GA 30350 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.75%	5/31/2024	5/31/2031			8,690	8,440	8,470	0.02%

DTA Intermediate II Ltd.	7430 East Caley Ave, Suite 320E, Centennial, CO 80111 United States	(4)(12)	SOFR + 5.25%	9.89%	3/27/2024	3/27/2030			51,584	50,640	51,584	0.14%

DTA Intermediate II Ltd.	7430 East Caley Ave, Suite 320E, Centennial, CO 80111 United States	(4)(5)(7)(11)	SOFR + 5.25%	10.56%	3/27/2024	3/27/2030			3,879	3,393	3,645	0.01%

Element Materials Technology Group US Holdings Inc.	1181 Trapp Road St Paul, MN 55121 United States	(6)(9)	SOFR + 3.75%	8.35%	6/24/2022	7/6/2029			7,403	7,347	7,431	0.02%

Endeavor Schools Holdings, LLC	9350 South Dixie Highway, Suite 950, Miami, Florida 33156 United States	(4)(11)	SOFR + 6.25%	11.53%	7/18/2023	7/18/2029			47,060	46,120	46,001	0.13%

Endeavor Schools Holdings, LLC	9350 South Dixie Highway, Suite 950, Miami, Florida 33156 United States	(4)(5)(7)(11)	SOFR + 6.25%	11.54%	7/18/2023	7/18/2029			8,662	8,365	8,347	0.02%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Diversified Consumer Services (continued)

Essential Services Holding Corp	139 S. English Station Road, Suite 250, Louisville, KY 40245 United States	(4)(5)(7)(10)	SOFR + 5.00%	10.29%	6/17/2024	6/17/2031		$69,595	$68,772	$68,736	0.19%

Go Car Wash Management Corp.	9801 Troup Ave, Kansas City, Kansas 66111, United States	(4)(11)	SOFR + 6.25%	11.20%	10/12/2021	12/31/2026		41,428	41,027	41,118	0.11%

Go Car Wash Management Corp.	9801 Troup Ave, Kansas City, Kansas 66111, United States	(4)(11)	SOFR + 6.25%	11.20%	10/12/2021	12/31/2026		47,897	47,346	47,538	0.13%

Imagine Learning, LLC	8860 E. Chaparral Road, Scottsdale, AZ 85250 United States	(9)	SOFR + 3.50%	8.35%	2/1/2024	12/21/2029		64,874	64,585	64,919	0.18%

Mckissock Investment Holdings, LLC	399 South Spring Street Suite 108, St Louis, MO 63110 United States	(10)	SOFR + 5.00%	10.45%	3/10/2022	3/12/2029		9,765	9,703	9,795	0.03%

Mckissock Investment Holdings, LLC	399 South Spring Street Suite 108, St Louis, MO 63110 United States	(10)	SOFR + 5.00%	9.96%	11/20/2023	3/12/2029		27,294	26,721	27,376	0.08%

Pre-Paid Legal Services, Inc.	1 Pre-Paid Way, Ada OK 74820 United States	(9)	SOFR + 3.75%	8.71%	12/15/2021	12/15/2028		17,606	17,522	17,614	0.05%

Spring Education Group, Inc.	1999 S Bascom Ave, Suite 400 Campbell, CA 95008 United States	(8)	SOFR + 4.00%	8.60%	9/29/2023	9/29/2030		13,682	13,534	13,798	0.04%

Sunshine Cadence Holdco, LLC	90 Clubhouse Rd Woodmere, NY, 11598-1905 United States	(4)(10)	SOFR + 5.00%	10.20%	5/1/2024	5/1/2031		200,000	198,120	198,000	0.54%

Sunshine Cadence Holdco, LLC	90 Clubhouse Rd Woodmere, NY, 11598-1905 United States	(4)(5)(7)(10)	SOFR + 5.00%	10.16%	5/1/2024	5/1/2031		16,640	16,186	16,320	0.04%

University Support Services, LLC	3500 Sunrise Hwy, Great River, NY 11739 United States	(9)	SOFR + 2.75%	7.60%	2/10/2022	2/10/2029		9,521	9,491	9,504	0.03%

									2,146,704	2,166,463	5.93%
Diversified REITs

Iron Mountain Information Management, LLC	1 Federal Street Boston, MA 02110 United States	(8)	SOFR + 2.00%	6.85%	12/28/2023	1/31/2031		5,970	5,991	5,944	0.02%
Diversified Telecommunication Services

Point Broadband Acquisition, LLC	3120 Fredrick Rd., Suite E, Opelika, Alabama 36801, United States	(4)(7)(11)	SOFR + 5.50%	10.43%	10/1/2021	10/1/2028		230,465	227,165	229,620	0.63%

Zacapa, LLC	4 E Pennslyvania Ave, Pen Argyl, 18072, PA, United States	(6)(9)	SOFR + 4.00%	8.60%	3/22/2022	3/22/2029		7,464	7,460	7,488	0.02%

									234,625	237,108	0.65%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Electric Utilities

Qualus Power Services Corp.	4040 Rev Drive Cincinatti, OH 45232 United States	(4)(11)	SOFR + 5.25%	10.31%	3/26/2021	3/26/2027			$61,209	$60,670	$60,903	0.17%

Qualus Power Services Corp.	4040 Rev Drive Cincinatti, OH 45232 United States	(4)(11)	SOFR + 5.25%	10.31%	7/27/2023	3/26/2027			54,130	53,215	53,860	0.15%

Qualus Power Services Corp.	4040 Rev Drive Cincinatti, OH 45232 United States	(4)(5)(7)(11)	SOFR + 5.25%	10.55%	5/9/2024	3/26/2027			3,167	2,670	2,667	0.01%

Sabre Industries Inc	8653 East Highway 67, Alvarado, TX 76009 United States	(9)	SOFR + 3.25%	8.20%	6/1/2021	6/1/2028			13,119	13,107	13,073	0.04%

										129,662	130,503	0.37%
Electrical Equipment

Emergency Power Holdings, LLC	44 S Commerce Way, Bethlehem, PA 18017 United States	(4)(7)(11)	SOFR + 4.75%	9.70%	8/17/2021	8/17/2030			194,843	192,512	194,405	0.53%

IEM New Sub 2, LLC	48205 Warm Springs Blvd, Freemont, California 94539, United States	(4)(7)(10)	SOFR + 4.75%	9.81%	8/8/2024	8/8/2030			327,813	322,460	322,325	0.88%

Madison IAQ, LLC	500 W Madison St #3890, Chicago IL United States	(9)	SOFR + 2.75%	7.89%	6/21/2021	6/21/2028			39,700	39,430	39,715	0.11%

										554,402	556,445	1.52%
Electronic Equipment, Instruments & Components

Albireo Energy, LLC	3 Ethel Road, Suite 300, Edison, NJ 08817 United States	(4)(11)	SOFR + 6.00%	10.76%	1/7/2021	12/23/2026			25,060	24,872	23,117	0.06%

Albireo Energy, LLC	3 Ethel Road, Suite 300, Edison, NJ 08817 United States	(4)(5)(11)	SOFR + 6.00%	10.70%	1/7/2021	12/23/2026			7,522	7,487	6,939	0.02%

Albireo Energy, LLC	3 Ethel Road, Suite 300, Edison, NJ 08817 United States	(4)(5)(11)	SOFR + 6.00%	11.33%	1/7/2021	12/23/2026			1,929	1,921	1,780	0.00%

Infinite Bidco, LLC	17792 Fitch, Irvine, CA 92614 United States	(9)	SOFR + 3.75%	9.26%	3/2/2021	3/2/2028			11,916	11,902	11,593	0.03%

Modena Buyer, LLC	3421 Hillview Avenue Palo Alto, CA 94304 United States	(8)	SOFR + 4.50%	9.10%	7/1/2024	7/1/2031			49,961	48,994	47,947	0.13%

Phoenix 1 Buyer Corp.	13723 Riverport Drive, St. Louis, MO 63043 United States	(4)(7)(10)	SOFR + 5.50%	10.63%	11/20/2023	11/20/2030			42,921	42,471	42,921	0.12%

Spectrum Safety Solutions Purchaser, LLC	13995 Pasteur Blvd., Palm Beach Gardens, FL 33418, United States	(4)(5)(6)(9)	E + 5.00%	8.71%	7/1/2024	7/1/2030		EUR	8,660	9,300	9,496	0.03%

Spectrum Safety Solutions Purchaser, LLC	13995 Pasteur Blvd., Palm Beach Gardens, FL 33418, United States	(4)(5)(6)(9)	E + 5.00%	8.70%	7/1/2024	7/1/2031		EUR	64,338	68,095	70,544	0.19%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Electronic Equipment, Instruments & Components (continued)

Spectrum Safety Solutions Purchaser, LLC	13995 Pasteur Blvd., Palm Beach Gardens, FL 33418, United States	(4)(6)(7)(9)	SOFR + 5.00%	9.60%	7/1/2024	7/1/2031		$263,667	$258,379	$258,308	0.71%

									473,421	472,645	1.29%
Energy Equipment & Services

ISQ Hawkeye Holdco, Inc.	10640 Company Highway D20 Alden, IA 50006 United States	(4)(5)(10)	SOFR + 4.75%	9.63%	8/20/2024	8/20/2031		8,834	8,667	8,834	0.02%

ISQ Hawkeye Holdco, Inc.	10640 Company Highway D20 Alden, IA 50006 United States	(4)(5)(7)(10)	P + 3.75%	11.75%	8/20/2024	8/20/2030		73	49	65	0.00%

LPW Group Holdings, Inc.	5775 North Sam Houston Pkwy W Suite 100, Houston, TX 77086 United States	(4)(7)(11)	SOFR + 6.00%	11.20%	3/15/2024	3/15/2031		32,750	31,846	32,160	0.09%

									40,562	41,059	0.11%
Entertainment

CE Intermediate I, LLC	455 Delta Ave Fl 3 Cincinnati,OH,45226 United States	(9)	SOFR + 3.50%	8.76%	11/10/2021	11/10/2028		7,583	7,539	7,605	0.02%

Renaissance Holdings Corp	2911 Peach Street, Wisconsin Rapids, WI 54494 United States	(9)	SOFR + 4.25%	9.10%	2/9/2024	4/5/2030		2,517	2,522	2,519	0.01%

									10,061	10,124	0.03%
Financial Services

DM Intermediate Parent LLC	305 West Big Beaver Road, Suite 200, Troy, Michigan 48084, United States	(4)(7)(10)	SOFR + 5.00%	9.60%	9/30/2024	9/30/2030		104,836	102,452	102,451	0.28%

Mitchell International, Inc.	6220 Greenwich Drive, San Diego, CA 92122 United States	(9)	SOFR + 3.25%	8.10%	6/17/2024	6/17/2031		65,205	64,891	64,327	0.18%

More Cowbell II, LLC	545 Boylston Street, 6th Floor, Boston, MA 02116 United States	(4)(10)	SOFR + 5.00%	8.89%	9/1/2023	9/1/2030		19,841	19,422	19,841	0.05%

More Cowbell II, LLC	545 Boylston Street, 6th Floor, Boston, MA 02116 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.44%	9/1/2023	9/1/2029		1,176	1,095	1,149	0.00%

RFS Opco, LLC	45 Rockefeller Plaza, Floor 5, New York, NY 10111 United States	(4)(9)	SOFR + 5.00%	9.60%	4/4/2024	4/4/2031		30,476	30,193	30,324	0.08%

SelectQuote Inc.	6800 West 115th Street Suite 2511 Overland Park KS 66211 United States	(4)(6)(10)	SOFR + 9.50%	14.45% (incl. 3.00% PIK)	2/29/2024	9/15/2025		265,576	265,501	239,018	0.66%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Financial Services (continued)

Solera, LLC	1500 Solana Blvd, Ste 6300 Roanoke, TX 76262-1713	(9)(18)	SOFR + 4.00%	9.51%	6/4/2021	6/2/2028			$32,580	$32,376	$32,080	0.09%

										515,930	489,190	1.34%
Food Products

Snacking Investments US, LLC	2 Henry St, North City, Dublin 1, D01 C3Y9, Ireland	(6)(11)	SOFR + 4.00%	8.86%	1/7/2021	12/18/2026			4,843	4,858	4,870	0.01%
Ground Transportation

Channelside AcquisitionCo, Inc.	1208 E Kennedy Blvd Tampa, FL 33602, United States	(4)(7)(10)	SOFR + 4.75%	10.00%	5/15/2024	5/15/2031			156,848	156,361	156,818	0.43%

Channelside AcquisitionCo, Inc.	1208 E Kennedy Blvd Tampa, FL 33602, United States	(4)(5)(7)(11)	SOFR + 4.75%	10.00%	5/15/2024	5/15/2029			5,002	4,902	5,002	0.01%

										161,263	161,820	0.44%
Health Care Equipment & Supplies

AEC Parent Holdings Inc.	11825 Central Parkway Jacksonville FL 32224 United States	(9)	SOFR + 5.75%	10.50%	6/13/2022	6/13/2029			24,872	24,460	20,240	0.06%

Auris Luxembourg III S.à r.l.	23 Rue Aldringen, Luxembourg, L-1118, Luxembourg	(6)(8)	SOFR + 4.25%	9.56%	9/27/2024	2/28/2029			8,878	8,878	8,892	0.02%

Bamboo US BidCo, LLC	1 Baxter Pkwy, Deerfield, IL 60015 United States	(4)(5)(7)(11)	SOFR + 6.75%	12.00% (incl. 3.38% PIK)	9/29/2023	9/30/2030			32,962	31,948	32,925	0.09%

Bamboo US BidCo, LLC	1 Baxter Pkwy, Deerfield, IL 60015 United States	(4)(11)	E + 6.75%	10.39% (incl. 3.38% PIK)	9/29/2023	9/30/2030		EUR	72,155	74,484	80,319	0.22%

CPI Buyer, LLC	300 North LaSalle Drive, Suite 5600, Chicago, IL, 60654, United States	(4)(10)	SOFR + 5.50%	10.82%	11/1/2021	11/1/2028			168,996	167,138	165,193	0.45%

CPI Buyer, LLC	300 North LaSalle Drive, Suite 5600, Chicago, IL, 60654, United States	(4)(5)(7)(10)	SOFR + 5.50%	10.82%	5/23/2024	11/1/2028			6,471	6,138	5,704	0.02%

Egrotron Acquisition, LLC	1181 Trapp Road St Paul, MN 55121 United States	(4)(10)	SOFR + 5.75%	10.70%	7/6/2022	7/6/2028			66,517	65,684	66,517	0.18%

GCX Corporation Buyer, LLC	3875 Cypress Drive, Petaluma, CA 94954, United States	(4)(10)	SOFR + 5.50%	10.45%	9/13/2021	9/13/2027			192,055	190,156	187,253	0.51%

GCX Corporation Buyer, LLC	3875 Cypress Drive, Petaluma, CA 94954, United States	(4)(10)	SOFR + 5.50%	10.70%	9/13/2021	9/13/2027			48,634	48,204	47,418	0.13%

Natus Medical Incorporated	3150 Pleasant View Road, Middleton, WI 53562 United States	(4)(9)	SOFR + 5.50%	10.25%	7/21/2022	7/20/2029			49,125	46,755	48,143	0.13%

Natus Medical Incorporated	3150 Pleasant View Road, Middleton, WI 53562 United States	(4)(5)(7)(9)	SOFR + 4.50%	9.45%	7/21/2022	7/21/2027			5,025	4,946	4,705	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Health Care Equipment & Supplies (continued)

Sharp Services, LLC	2600 Regent Boulevard Dfw Airport, TX 75261 United States	(8)	SOFR + 3.75%	8.35%	4/3/2024	12/31/2028			$7,684	$7,696	$7,693	0.02%

Zeus, LLC	3740 Industrial Blvd, Orangeburg, South Carolina 29118 United States	(4)(7)(10)	SOFR + 5.50%	10.10%	2/28/2024	2/28/2031			48,979	48,151	48,876	0.13%

										724,638	723,878	1.97%
Health Care Providers & Services

123Dentist, Inc.	4321 Still Creek Dr suite 200, Burnaby, BC V5C 6S7, Canada	(4)(6)(7)(10)	CA + 5.00%	9.24%	8/10/2022	8/10/2029		CAD	254,221	194,362	187,939	0.52%

ACI Group Holdings, Inc.	629 Davis Drive, Suite 300, Morrisville, NC 27560, United States	(4)(5)(7)(10)	SOFR + 5.50%	10.45%	8/2/2021	8/2/2027			9,667	9,464	9,237	0.03%

ACI Group Holdings, Inc.	629 Davis Drive, Suite 300, Morrisville, NC 27560, United States	(4)(10)	SOFR + 5.50%	10.45%	7/7/2023	8/2/2028			133,389	131,218	130,721	0.36%

ADCS Clinics Intermediate Holdings, LLC	151 Southhall Lane Suite 300 Maitland FL 32751 United States	(4)(11)	SOFR + 6.25%	11.66%	5/7/2021	5/7/2027			10,431	10,339	10,431	0.03%

ADCS Clinics Intermediate Holdings, LLC	151 Southhall Lane Suite 300 Maitland FL 32751 United States	(4)(11)	SOFR + 6.25%	10.60%	5/7/2021	5/7/2027			8,581	8,515	8,581	0.02%

ADCS Clinics Intermediate Holdings, LLC	151 Southhall Lane Suite 300 Maitland FL 32751 United States	(4)(5)(7)(11)	SOFR + 6.25%	10.68%	5/7/2021	5/7/2026			334	310	334	0.00%

ADCS Clinics Intermediate Holdings, LLC	151 Southhall Lane Suite 300 Maitland FL 32751 United States	(4)(5)(11)	SOFR + 6.25%	11.66%	4/14/2022	5/7/2027			251	249	251	0.00%

ADMI Corp.	299 Park Avenue 34th Floor New York NY 10171 United States	(9)	SOFR + 3.75%	8.71%	6/30/2021	12/23/2027			8,265	8,242	8,107	0.02%

Amerivet Partners Management, Inc.	520 Madison Avenue, New York, NY 10022 United States	(4)(7)(10)	SOFR + 5.25%	9.75%	2/25/2022	2/25/2028			21,053	20,587	21,053	0.06%

Canadian Hospital Specialties Ltd.	2060 Winston Park Drive, Suite 400, Oakville, Ontario L6H 5R7 Canada	(4)(6)(11)	CA + 4.50%	9.11%	4/15/2021	4/14/2028		CAD	14,707	11,666	10,712	0.03%

Canadian Hospital Specialties Ltd.	2060 Winston Park Drive, Suite 400, Oakville, Ontario L6H 5R7 Canada	(4)(6)(7)(10)	CA + 4.50%	9.11%	4/15/2021	4/15/2027		CAD	3,780	2,848	2,735	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Health Care Providers & Services (continued)

Caramel Bidco Limited	Western House Broad Lane, Yate, Bristol, England, BS37 7LD	(4)(6)(8)	S + 6.00%	11.20%	2/11/2022	2/24/2029		GBP	60,000	$78,733	$72,596	0.20%

Caramel Bidco Limited	Western House Broad Lane, Yate, Bristol, England, BS37 7LD	(4)(5)(6)(8)	S + 6.00%	11.20%	2/24/2022	2/24/2029		GBP	2,265	3,024	2,741	0.01%

Caramel Bidco Limited	Western House Broad Lane, Yate, Bristol, England, BS37 7LD	(4)(6)(8)	E + 6.00%	9.77%	2/24/2022	2/24/2029		EUR	14,000	15,585	14,104	0.04%

Caramel Bidco Limited	Western House Broad Lane, Yate, Bristol, England, BS37 7LD	(4)(6)(8)	SOFR + 6.00%	11.31%	2/24/2022	2/24/2029			6,125	6,381	5,543	0.02%

CCBlue Bidco, Inc.	1148 Main St Saint Helena, CA, 94574-2013 United States	(4)(10)	SOFR + 6.50%	11.21% PIK	12/21/2021	12/21/2028			556,038	550,342	482,364	1.32%

Compsych Investments Corp	455 N. Cityfront Plaza Drive, 13th Floor, Chicago, Illinois 60611, United States	(4)(5)(7)(10)	SOFR + 4.75%	9.35%	7/22/2024	7/22/2031			70,669	70,276	70,265	0.19%

CSC Mkg Topco, LLC	One World Trade Center, 285 Fulton St Floor 84, New York, NY 10006 United States	(4)(10)	SOFR + 5.75%	10.70%	2/1/2022	2/1/2029			160,827	158,834	160,827	0.44%

CSC Mkg Topco, LLC	One World Trade Center, 285 Fulton St Floor 84, New York, NY 10006 United States	(4)(10)	SOFR + 5.75%	11.05%	8/1/2022	2/1/2029			21,524	21,058	21,524	0.06%

DCA Investment Holdings, LLC	6240 Lake Osprey Drive, Sarasota, FL 34240 United States	(4)(5)(10)	SOFR + 6.41%	11.01%	3/12/2021	4/3/2028			25,209	25,097	25,020	0.07%

DCA Investment Holdings, LLC	6240 Lake Osprey Drive, Sarasota, FL 34240 United States	(4)(5)(10)	SOFR + 6.50%	11.10%	12/28/2022	4/3/2028			9,920	9,722	9,846	0.03%

Epoch Acquisition, Inc.	4600 Lena Drive Mechanicsburg, PA 17055 United States	(4)(11)	SOFR + 6.00%	11.35%	1/7/2021	10/4/2026			28,587	28,587	28,587	0.08%

Heartland Dental, LLC	1200 Network Centre Dr, Effingham, IL 62401, United States	(10)	SOFR + 4.50%	9.35%	5/30/2024	4/30/2028			9,950	9,996	9,796	0.03%

Imagine 360 LLC	444 W. Lake St., Suite 1800, Chicago, Illinois 60606, United States	(4)(5)(7)(10)	SOFR + 5.00%	9.81%	9/18/2024	9/30/2028			97,521	96,400	96,391	0.26%

Inception Fertility Ventures, LLC	4828 Loop Central Dr Suite 900, Houston, TX 77081 United States	(4)(7)(10)	SOFR + 5.50%	10.76%	4/29/2024	4/29/2030			262,560	262,295	261,890	0.72%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Health Care Providers & Services (continued)

Jayhawk Buyer, LLC	8717 West 110th Street, Suite 300 Overland Park, KS 66210 United States	(4)(11)	SOFR + 5.00%	9.71%	5/26/2021	10/15/2026		$270,090	$267,916	$255,235	0.70%

Kwol Acquisition, Inc.	600 Park Offices Drive, Suite 200, Research Triangle Park, Durham, NC 27709 United States	(4)(5)(10)	SOFR + 6.25%	11.51%	12/8/2023	12/6/2029		6,570	6,428	6,570	0.02%

Kwol Acquisition, Inc.	600 Park Offices Drive, Suite 200, Research Triangle Park, Durham, NC 27709 United States	(4)(5)(7)(10)	SOFR + 6.25%	11.11%	12/8/2023	12/6/2029		112	93	112	0.00%

MB2 Dental Solutions, LLC	2403 Lacy Lane, Carrollton, TX 75006 United States	(4)(10)	SOFR + 6.00%	10.85%	2/13/2024	2/13/2031		37,648	37,304	37,648	0.10%

MB2 Dental Solutions, LLC	2403 Lacy Lane, Carrollton, TX 75006 United States	(4)(5)(7)(10)	SOFR + 6.00%	10.85%	2/13/2024	2/13/2031		2,141	2,054	2,089	0.01%

Navigator Acquiror, Inc.	311 South Wacker Drive, 64th Floor, Chicago, IL 60606, United States	(4)(7)(9)	SOFR + 5.50%	10.85%	7/16/2021	7/16/2027		503,358	501,269	442,955	1.22%

Odyssey Holding Company, LLC	100 Winners Circle Suite 440 Brentwood, TN 37027 United States	(4)(11)(18)	SOFR + 5.75%	10.91%	1/7/2021	11/16/2026		50,082	49,958	50,082	0.14%

Odyssey Holding Company, LLC	100 Winners Circle Suite 440 Brentwood, TN 37027 United States	(4)(11)	SOFR + 5.75%	10.91%	1/7/2021	11/16/2026		4,211	4,211	4,211	0.01%

Odyssey Holding Company, LLC	100 Winners Circle Suite 440 Brentwood, TN 37027 United States	(4)(11)	SOFR + 5.75%	10.91%	1/7/2021	11/16/2026		9,357	9,357	9,357	0.03%

Onex TSG Intermediate Corp.	200 Corporate Boulevard, Lafayette LA 70508 United States	(6)(10)	SOFR + 4.75%	9.71%	2/26/2021	2/28/2028		22,614	22,517	22,621	0.06%

ONS MSO, LLC	5 High Ridge Park 2nd floor, Stamford, CT 06905 United States	(4)(5)(7)(11)	SOFR + 5.75%	10.60%	12/13/2023	7/8/2026		34,984	34,504	34,621	0.09%

ONS MSO, LLC	5 High Ridge Park 2nd floor, Stamford, CT 06905 United States	(4)(5)(7)(11)	P + 5.25%	13.25%	12/13/2023	7/8/2026		2,250	2,178	2,250	0.01%

ONS MSO, LLC	5 High Ridge Park 2nd floor, Stamford, CT 06905 United States	(4)(5)(11)	SOFR + 5.75%	10.60%	4/26/2024	7/8/2026		9,950	9,870	9,925	0.03%

Plasma Buyer, LLC	300 North LaSalle Street, Suite 5600. Chicago, Illinois, 60654 United States	(4)(7)(10)	SOFR + 5.75%	10.35%	5/12/2022	5/12/2029		91,920	90,625	86,043	0.24%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Health Care Providers & Services (continued)

Plasma Buyer, LLC	300 North LaSalle Street, Suite 5600. Chicago, Illinois, 60654 United States	(4)(5)(7)(10)	SOFR + 5.75%	10.35%	5/12/2022	5/12/2028			$8,101	$7,927	$7,161	0.02%

PPV Intermediate Holdings, LLC	4927 NW Front Ave, Portland, OR 97210 United States	(4)(10)	SOFR + 5.75%	10.81%	8/31/2022	8/31/2029			126,609	124,910	126,609	0.35%

PPV Intermediate Holdings, LLC	4927 NW Front Ave, Portland, OR 97210 United States	(4)(5)(7)(10)	SOFR + 6.00%	10.94%	9/6/2023	8/31/2029			3,106	2,767	2,982	0.01%

PSKW Intermediate, LLC	The Crossings at Jefferson Park, 200 Jefferson Park, Whippany, NJ 07981 United States	(4)(11)	SOFR + 6.25%	11.20%	1/7/2021	3/9/2026			16,825	16,825	16,825	0.05%

Smile Doctors, LLC	295 SE Inner Loop Ste 102 Georgetown, TX, 78626-2141 United States	(4)(10)	SOFR + 5.90%	10.81%	6/9/2023	12/23/2028			519,423	512,905	509,034	1.40%

Smile Doctors, LLC	295 SE Inner Loop Ste 102 Georgetown, TX, 78626-2141 United States	(4)(5)(7)(10)	SOFR + 5.90%	10.81%	6/9/2023	12/23/2028			47,284	44,499	44,127	0.12%

Snoopy Bidco, Inc.	8039 Beach Blvd, Buena Park, CA United States	(4)(10)	SOFR + 6.00%	11.28%	6/1/2021	6/1/2028			707,413	701,264	680,885	1.87%

SpecialtyCare, Inc.	111 Radio Circle, Mount Kisco NY 10549 United States	(4)(11)	SOFR + 5.75%	11.34%	6/18/2021	6/18/2028			67,237	66,164	65,892	0.18%

SpecialtyCare, Inc.	111 Radio Circle, Mount Kisco NY 10549 United States	(4)(5)(11)	SOFR + 5.75%	11.30%	6/18/2021	6/18/2028			583	578	571	0.00%

SpecialtyCare, Inc.	111 Radio Circle, Mount Kisco NY 10549 United States	(4)(5)(7)(8)	SOFR + 4.00%	9.32%	6/18/2021	6/18/2026			2,255	2,194	2,255	0.01%

Stepping Stones Healthcare Services, LLC	2586 Trailridge Dr E Suite 100, Lafayette, CO, 80026-3111, United States	(4)(10)	SOFR + 5.00%	9.60%	12/30/2021	1/2/2029			179,099	177,383	178,204	0.49%

Stepping Stones Healthcare Services, LLC	2586 Trailridge Dr E Suite 100, Lafayette, CO, 80026-3111, United States	(4)(5)(7)(10)	SOFR + 5.00%	9.60%	4/25/2024	1/2/2029			4,913	4,335	4,422	0.01%

Surgery Centers Holdings, Inc.	310, 7 Springs Way Suite 500 Brentwood TN 37027 United States	(6)(8)	SOFR + 2.75%	7.67%	6/20/2024	12/19/2030			5,658	5,658	5,668	0.02%

The Fertility Partners, Inc.	21 St. Clair East, Suite 900, Toronto, ON M4T 1L9 Canada	(4)(6)(7)(10)	CA + 5.75%	10.29%	3/16/2022	3/16/2028		CAD	136,068	105,036	95,221	0.26%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Health Care Providers & Services (continued)

The Fertility Partners, Inc.	21 St. Clair East, Suite 900, Toronto, ON M4T 1L9 Canada	(4)(6)(10)	SOFR + 5.75%	10.72%	3/16/2022	3/16/2028			$45,693	$45,084	$43,408	0.12%

The GI Alliance Management, LLC	8267 Elmbrook Drive, Ste. 200 Dallas, TX 75247 United States	(4)(11)	SOFR + 5.50%	10.45%	9/15/2022	9/15/2028			256,525	251,445	256,525	0.70%

The GI Alliance Management, LLC	8267 Elmbrook Drive, Ste. 200 Dallas, TX 75247 United States	(4)(11)	SOFR + 5.50%	10.77%	1/22/2024	9/15/2028			28,444	28,193	28,444	0.08%

The GI Alliance Management, LLC	8267 Elmbrook Drive, Ste. 200 Dallas, TX 75247 United States	(4)(11)	SOFR + 5.50%	10.71%	9/15/2022	9/15/2028			55,273	54,180	55,273	0.15%

The GI Alliance Management, LLC	8267 Elmbrook Drive, Ste. 200 Dallas, TX 75247 United States	(4)(5)(7)(11)	SOFR + 5.50%	10.91%	3/7/2024	9/15/2028			15,802	14,630	15,802	0.04%

UMP Holdings, LLC	5669 Peachtree Dunwoody Rd Suite 350, Atlanta, GA 30342 United States	(4)(10)	SOFR + 5.75%	11.04%	7/15/2022	7/15/2028			9,524	9,404	9,476	0.03%

UMP Holdings, LLC	5669 Peachtree Dunwoody Rd Suite 350, Atlanta, GA 30342 United States	(4)(5)(10)	SOFR + 5.75%	11.00%	7/15/2022	7/15/2028			13,065	13,001	13,000	0.04%

Unified Women’s Healthcare LP	1501 Yamato Road Suite 200 W, Boca Raton, FL 33431, United States	(4)(9)	SOFR + 5.25%	10.10%	6/16/2022	6/18/2029			880,676	880,676	880,676	2.42%

Unified Women’s Healthcare LP	1501 Yamato Road Suite 200 W, Boca Raton, FL 33431, United States	(4)(5)(7)(9)	SOFR + 5.25%	10.36%	3/22/2024	6/18/2029			1,757	1,734	1,738	0.00%

US Oral Surgery Management Holdco, LLC	201 E. John Carpenter Freeway Suite 660 Irving, TX 75062 United States	(4)(10)	SOFR + 5.25%	10.47%	11/18/2021	11/20/2028			153,992	152,748	153,992	0.42%

US Oral Surgery Management Holdco, LLC	201 E. John Carpenter Freeway Suite 660 Irving, TX 75062 United States	(4)(10)	SOFR + 5.25%	10.69%	11/18/2021	11/20/2028			62,247	61,775	62,247	0.17%

US Oral Surgery Management Holdco, LLC	201 E. John Carpenter Freeway Suite 660 Irving, TX 75062 United States	(4)(5)(7)(10)	SOFR + 6.00%	11.12%	8/16/2023	11/20/2028			4,750	4,474	4,624	0.01%

US Oral Surgery Management Holdco, LLC	201 E. John Carpenter Freeway Suite 660 Irving, TX 75062 United States	(4)(5)(10)	SOFR + 6.50%	11.92%	12/5/2022	11/20/2028			2,682	2,682	2,682	0.01%

Veonet GmbH	Balanstraße 73, Haus 8, 81541 München, Germany	(6)(8)	S + 5.50%	10.45%	4/18/2024	3/14/2029		GBP	253,448	321,708	338,001	0.93%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Health Care Providers & Services (continued)

WHCG Purchaser III Inc	251 Little Falls Drive, Wilmington, DE 19808 United States	(4)(5)(7)(10)	SOFR + 6.50%	11.10% (incl. 5.55% PIK)	8/2/2024	6/30/2029		$45,297	$45,297	$45,297	0.12%

WHCG Purchaser III Inc	251 Little Falls Drive, Wilmington, DE 19808 United States	(4)(5)(10)(17)	10.00%	10.00% PIK	8/2/2024	6/30/2030		36,317	14,654	14,654	0.04%

									6,446,544	6,281,009	17.28%
Health Care Technology

athenahealth, Inc.	Arsenal Street, Watertown, MA 02472 United States	(9)	SOFR + 3.25%	8.10%	2/15/2022	2/15/2029		36,282	36,030	36,115	0.10%

Caerus US 1, Inc.	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(6)(10)	SOFR + 5.00%	9.60%	5/25/2022	5/25/2029		384,626	379,521	384,626	1.06%

Caerus US 1, Inc.	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(6)(7)(10)	SOFR + 5.00%	9.60%	5/25/2022	5/25/2029		25,968	25,405	25,640	0.07%

Caerus US 1, Inc.	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(5)(6)(7)(12)	SOFR + 5.00%	9.96%	5/25/2022	5/25/2029		31,760	31,083	31,760	0.09%

Caerus US 1, Inc.	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(5)(6)(7)(10)	SOFR + 5.00%	9.60%	10/28/2022	5/25/2029		15,980	15,853	15,855	0.04%

Caerus US 1, Inc.	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(6)(10)	SOFR + 5.00%	9.60%	10/28/2022	5/25/2029		247,431	246,227	247,431	0.68%

Caerus US 1, Inc.	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(6)(8)	SOFR + 5.00%	9.60%	3/27/2024	5/25/2029		69,996	69,996	69,996	0.19%

Color Intermediate, LLC	3055 Lebanon Pike Suite 1000 Nashville, TN 37214 United States	(4)(10)	SOFR + 4.75%	9.45%	7/2/2024	10/1/2029		366,075	359,567	366,075	1.00%

Continental Buyer Inc	1 Eden Parkway, La Grange, KY 40031 United States	(4)(5)(7)(10)	SOFR + 5.25%	9.50%	4/2/2024	4/2/2031		29,121	28,576	28,971	0.08%

Cotiviti, Inc.	10701 S. River Front Pkwy, Unit 200, South Jordan, UT 84095 United States	(8)	SOFR + 3.25%	8.45%	5/1/2024	5/1/2031		43,373	43,169	43,400	0.12%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Health Care Technology (continued)

CT Technologies Intermediate Holdings, Inc.	2222 W. Dunlap Avenue, Suite 250, Phoenix, AZ 85021, United States	(4)(5)(7)(10)	SOFR + 5.00%	10.06%	8/30/2024	8/30/2031		$160,631	$158,906	$158,883	0.44%

Edifecs, Inc.	756 114th Ave SE, Bellevue, WA 98004 United States	(4)(10)	SOFR + 5.75%	10.35% (incl. 2.01% PIK)	9/10/2021	9/21/2026		155,660	154,677	155,660	0.43%

Edifecs, Inc.	756 114th Ave SE, Bellevue, WA 98004 United States	(4)(10)	SOFR + 5.75%	10.42% (incl. 2.01% PIK)	11/20/2023	11/20/2028		205,229	202,299	205,229	0.56%

Edifecs, Inc.	756 114th Ave SE, Bellevue, WA 98004 United States	(4)(11)	SOFR + 5.75%	10.35% (incl. 2.01% PIK)	1/7/2021	9/21/2026		96,061	96,131	96,061	0.26%

GI Ranger Intermediate, LLC	188 The Embarcadero Suite 700 San Francisco, CA 94105 United States	(4)(7)(10)	SOFR + 6.00%	10.75%	10/29/2021	10/29/2028		103,081	101,918	103,081	0.28%

Healthcomp Holding Company, LLC	621 Santa Fe Ave. Fresno, CA 93721 United States	(4)(10)	SOFR + 6.25%	11.31% (incl. 3.00% PIK)	11/8/2023	11/8/2029		183,599	182,073	182,681	0.50%

Imprivata, Inc.	150 North Riverside Plaza, Suite 2800, Chicago, IL, 60606, United States	(9)	SOFR + 3.50%	8.75%	4/4/2024	12/1/2027		2,008	2,008	2,018	0.01%

Kona Buyer, LLC	201 West Saint John Street, Spartanburg, SC, 29306, United States	(4)(5)(7)(10)	SOFR + 4.50%	9.78%	7/23/2024	7/23/2031		215,636	212,983	212,909	0.58%

Magic Bidco Inc	5th Floor 25 Farringdon Street London EC4A 4AB, United Kingdom	(4)(5)(6)(7)(10)	SOFR + 5.75%	10.41%	7/1/2024	7/1/2030		4,742	4,349	4,313	0.01%

Magic Bidco Inc	5th Floor 25 Farringdon Street London EC4A 4AB, United Kingdom	(4)(5)(6)(10)	SOFR + 5.75%	10.35%	7/1/2024	7/1/2030		45,052	43,973	43,925	0.12%

Neptune Holdings, Inc.	4221 W Boy Scout Blvd, Suite 350, Tampa, FL 33607 United States	(4)(7)(10)	SOFR + 5.75%	10.35%	8/31/2023	8/31/2030		14,888	14,532	14,888	0.04%

Netsmart Technologies Inc	11100 Nall Avenue, Overland Park KS 66211 United States	(4)(5)(7)(10)	SOFR + 5.20%	10.05% (incl. 2.70% PIK)	8/23/2024	8/23/2031		184,817	182,613	182,573	0.50%

NMC Crimson Holdings, Inc.	1050 Winter Street, Suite 2700 Waltham, MA 02451 United States	(4)(10)	SOFR + 6.09%	11.56%	3/1/2021	3/1/2028		71,173	70,132	71,173	0.20%

NMC Crimson Holdings, Inc.	1050 Winter Street, Suite 2700 Waltham, MA 02451 United States	(4)(10)	SOFR + 6.09%	11.35%	3/1/2021	3/1/2028		14,758	14,634	14,758	0.04%

Project Ruby Ultimate Parent Corp.	11711 West 79th Street Lenexa, Kansas 62214 United States	(10)	SOFR + 3.25%	8.21%	3/10/2021	3/10/2028		9,111	9,087	9,108	0.02%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Health Care Technology (continued)

Rocky MRA Acquisition Corp	541 Buttermilk Pike, Suite 401, Crescent Springs, KY 41017 United States	(4)(9)	SOFR + 5.75%	11.17%	4/1/2022	4/1/2028		$163,891	$162,163	$163,891	0.45%

Vizient, Inc.	290 E. John Carpenter Freeway, Irving, TX 75062, United States	(9)	SOFR + 2.00%	6.85%	8/1/2024	8/1/2031		5,000	5,037	5,015	0.01%

Waystar Technologies, Inc.	2055 Sugarloaf Circle Suite 600 Duluth GA 30097 United States	(8)	SOFR + 2.75%	7.60%	6/27/2024	10/22/2029		6,513	6,513	6,525	0.02%

									2,859,455	2,882,560	7.90%
Hotels, Restaurants & Leisure

Alterra Mountain Company	3501 Wazee Street, Denver CO 80216 United States	(8)	SOFR + 3.25%	8.10%	4/1/2024	8/17/2028		9,131	9,131	9,164	0.03%

Bally’s Corp	100 Westminster St, Providence, RI 02903 United States	(6)(9)	SOFR + 3.25%	8.79%	10/1/2021	10/2/2028		9,553	9,522	9,120	0.03%

Caesars Entertainment, Inc.	3570 Las Vegas Blvd S, Las Vegas, NV 89109 United States	(6)(9)	SOFR + 2.75%	7.60%	2/6/2023	2/6/2030		2,864	2,884	2,869	0.01%

Century Casinos, Inc.	455 East Pikes Peak Avenue Suite 210, Colorado Springs, CO,80903 ,United States	(6)(10)	SOFR + 6.00%	11.30%	4/1/2022	4/2/2029		31,207	30,803	29,667	0.08%

Fertitta Entertainment, LLC	1510 W. Loop South, Houston, Texas 77027 United States	(9)	SOFR + 3.75%	8.85%	1/27/2022	1/27/2029		13,358	13,353	13,336	0.04%

IRB Holding Corp.	Three Glenlake Parkway Northeast Atlanta GA 30328 United States	(10)	SOFR + 2.75%	7.70%	1/22/2024	12/15/2027		21,480	21,490	21,477	0.06%

Mic Glen, LLC	88 S State St, Hackensack, NJ 07601 United States	(9)	SOFR + 3.50%	8.46%	7/21/2021	7/21/2028		12,758	12,747	12,787	0.04%

New Red Finance, Inc.	5707 Blue Lagoon Dr, Miami, FL 33126 United States	(6)(8)	SOFR + 1.75%	6.60%	6/16/2024	9/12/2030		6,468	6,452	6,413	0.02%

Scientific Games Holdings LP	1500 Bluegrass Lakes Parkway, Alpharetta, GA 30004 United States	(9)	SOFR + 3.00%	8.32%	6/11/2024	4/4/2029		14,778	14,784	14,708	0.04%

Tacala Investment Corp.	3750 Corporate Woods Drive, Vestavia Hills, AL 35242 United States	(10)	SOFR + 4.00%	9.25%	9/26/2024	1/31/2031		2,999	3,010	3,007	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Hotels, Restaurants & Leisure (continued)

Whatabrands, LLC	300 Concord Plz, San Antonio, Texas, 78216 United States	(9)	SOFR + 2.75%	7.60%	5/14/2024	8/3/2028			$11,332	$11,332	$11,328	0.03%

										135,508	133,876	0.39%
Household Durables

AI Aqua Merger Sub, Inc.	9399 West Higgins Road, Rosemont, IL 60018 United States	(9)	SOFR + 3.50%	8.70%	7/30/2021	7/31/2028			32,473	32,382	32,471	0.09%
Industrial Conglomerates

Bettcher Industries, Inc.	6801 State Route 60 Birmingham,OH,44889 United States	(9)	SOFR + 4.00%	8.60%	12/14/2021	12/14/2028			6,954	6,912	6,931	0.02%

CEP V Investment 11 S.à r.l.	2 Avenue Charles De Gaulle Luxembourg	(4)(6)(7)(10)	SA + 6.52%	7.73%	5/6/2022	2/11/2028		CHF	47,449	47,838	55,507	0.15%

CEP V Investment 11 S.à r.l.	2 Avenue Charles De Gaulle Luxembourg	(4)(6)(10)	E + 6.45%	9.84%	3/31/2023	2/23/2028		EUR	57,485	55,500	63,961	0.18%

Engineered Machinery Holdings, Inc.	450 Lexington Avenue New York,NY,10017 United States	(10)	SOFR + 3.75%	8.62%	8/12/2021	5/19/2028			11,784	11,754	11,837	0.03%

Excelitas Technologies Corp.	200 West Street, Waltham MA 02451 United States	(4)(8)	E + 5.25%	8.60%	8/12/2022	8/13/2029		EUR	24,880	25,190	27,696	0.08%

Excelitas Technologies Corp.	200 West Street, Waltham MA 02451 United States	(4)(7)(10)	SOFR + 5.25%	9.85%	8/12/2022	8/13/2029			33,241	32,559	33,192	0.09%

										179,753	199,124	0.55%
Insurance

Alera Group, Inc.	3 Parkway North, Suite 500, Deerfield, IL 60015, United States	(4)(10)	SOFR + 5.25%	10.10%	9/30/2021	10/2/2028			55,011	54,689	55,011	0.15%

Alera Group, Inc.	3 Parkway North, Suite 500, Deerfield, IL 60015, United States	(4)(5)(7)(11)	SOFR + 5.75%	10.60%	11/17/2023	10/2/2028			6,788	6,669	6,788	0.02%

Alliant Holdings Intermediate LLC	1301 Dove Street, Suite 200, Newport Beach, CA 92660 United States	(8)	SOFR + 3.00%	7.96%	9/12/2024	9/19/2031			3,663	3,663	3,646	0.01%

Amerilife Holdings, LLC	2650 McCormick Dr, Clearwater, FL 33759 United States	(4)(10)	SOFR + 5.00%	9.70%	6/17/2024	8/31/2029			464,909	458,134	464,909	1.28%

Amerilife Holdings, LLC	2650 McCormick Dr, Clearwater, FL 33759 United States	(4)(5)(7)(13)	SOFR + 5.00%	9.70%	6/17/2024	8/31/2029			36,439	35,444	36,043	0.10%

AmWINS Group Inc	4725 Piedmont Row Drive, Suite 600, Charlotte, NC 28210 United States	(10)	SOFR + 2.25%	7.21%	2/19/2021	2/19/2028			6,450	6,439	6,447	0.02%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Insurance (continued)

AssuredPartners, Inc.	200 Colonial Center Parkway Suite 140 Lake Mary FL 32746 United States	(9)	SOFR + 3.50%	8.35%	2/16/2024	2/14/2031			$25,545	$25,515	$25,549	0.07%

Baldwin Risk Partners, LLC	4211 W Boy Scout Blvd Suite 800 Tampa FL 33607 United States	(6)(8)	SOFR + 3.25%	8.10%	5/24/2024	5/26/2031			11,209	11,201	11,237	0.03%

BroadStreet Partners, Inc.	580 North Fourth Street, Suite 560, Columbus, Ohio 43215 United States	(8)	SOFR + 3.25%	8.10%	6/14/2024	6/14/2031			13,965	14,006	13,925	0.04%

CFC Underwriting, Ltd.	85 Gracechurch Street, London, United Kingdom, EC3V 0AA	(4)(6)(7)(9)	SOFR + 4.95%	10.27%	1/25/2022	5/16/2029			138,161	135,672	137,889	0.38%

Foundation Risk Partners Corp.	1540 Cornerstone Blvd #230, Daytona Beach, FL 32117, United States	(4)(10)	SOFR + 5.25%	9.85%	10/29/2021	10/29/2030			27,991	27,698	27,991	0.08%

Foundation Risk Partners Corp.	1540 Cornerstone Blvd #230, Daytona Beach, FL 32117, United States	(4)(5)(7)(10)	SOFR + 5.25%	9.85%	11/17/2023	10/29/2030			24,761	24,094	24,157	0.07%

Foundation Risk Partners Corp.	1540 Cornerstone Blvd #230, Daytona Beach, FL 32117, United States	(4)(10)	SOFR + 5.25%	9.85%	4/14/2022	10/29/2030			38,794	38,428	38,794	0.11%

Galway Borrower, LLC	1 California Street, Suite 400, San Francisco, CA 94111 United States	(4)(10)	SOFR + 4.50%	9.10%	9/30/2021	9/29/2028			242,531	240,400	242,531	0.67%

Galway Borrower, LLC	1 California Street, Suite 400, San Francisco, CA 94111 United States	(4)(5)(7)(10)	SOFR + 4.50%	9.14%	9/30/2021	9/29/2028			5,340	5,111	5,340	0.01%

Galway Borrower, LLC	1 California Street, Suite 400, San Francisco, CA 94111 United States	(4)(5)(7)(10)	SOFR + 4.50%	9.14%	4/28/2023	9/29/2028			251	242	242	0.00%

Gimlet Bidco GmbH	Fischertwiete 1, Chilehaus B, 20095 Hamburg, Germany	(4)(6)(8)	E + 5.75%	9.39%	4/15/2024	4/23/2031		EUR	110,003	114,435	120,613	0.33%

Gimlet Bidco GmbH	Fischertwiete 1, Chilehaus B, 20095 Hamburg, Germany	(4)(6)(7)(8)	E + 5.75%	9.39%	4/15/2024	4/23/2031		EUR	8,148	7,850	8,322	0.02%

Higginbotham Insurance Agency, Inc.	500 W 13th St, Fort Worth, Texas 76102, United States	(4)(5)(6)(11)	SOFR + 4.50%	9.35%	7/3/2024	11/25/2028			90,424	90,338	90,424	0.25%

High Street Buyer, Inc.	600 Unicorn Park Drive, Suite 208, Woburn, MA 01801 United States	(4)(10)	SOFR + 5.25%	9.85%	4/16/2021	4/14/2028			96,505	95,577	96,505	0.26%

High Street Buyer, Inc.	600 Unicorn Park Drive, Suite 208, Woburn, MA 01801 United States	(4)(5)(7)(10)	SOFR + 5.25%	10.45%	2/4/2022	4/14/2028			64,209	62,954	63,505	0.17%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Insurance (continued)

Hyperion Refinance S.à r.l.	One Creechurch Lane, London, EC3A 5AF, United Kingdom	(6)(9)	SOFR + 3.50%	8.35%	2/15/2024	2/15/2031			$7,486	$7,492	$7,500	0.02%

Integrity Marketing Acquisition LLC	2300 Highland Village Suite 300 Highland Village, TX 75077 United States	(4)(7)(10)	SOFR + 5.00%	10.08%	8/27/2024	8/25/2028			255,187	253,202	255,090	0.70%

OneDigital Borrower, LLC	200 Galleria Pkwy SE, Suite 1950, Atlanta, GA 30339 United States	(9)	SOFR + 3.25%	8.10%	7/2/2024	6/13/2031			9,975	9,963	9,909	0.03%

Paisley Bidco Ltd	1 Minster Court, Mincing Lane, London, EC3R 7AA	(4)(5)(6)(7)(8)	S + 5.25%	10.20%	4/17/2024	4/18/2031		GBP	12,094	14,876	15,920	0.04%

Paisley Bidco Ltd	1 Minster Court, Mincing Lane, London, EC3R 7AA	(4)(5)(6)(8)	E + 5.25%	8.89%	4/17/2024	4/18/2031		EUR	7,947	8,434	8,758	0.02%

Patriot Growth Insurance Services, LLC.	5704 Binbranch Ln McKinney, TX, 75071-8475 United States	(4)(10)	SOFR + 5.00%	9.75%	10/14/2021	10/16/2028			24,034	23,837	24,034	0.07%

Patriot Growth Insurance Services, LLC.	5704 Binbranch Ln McKinney, TX, 75071-8475 United States	(4)(5)(7)(10)	SOFR + 5.75%	10.35%	11/17/2023	10/16/2028			11,563	11,341	11,262	0.03%

Patriot Growth Insurance Services, LLC.	5704 Binbranch Ln McKinney, TX, 75071-8475 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.95%	10/14/2021	10/16/2028			1,189	1,103	1,046	0.00%

Riser Merger Sub, Inc.	1648 South 51st Avenue Phoenix, AZ 85008 United States	(4)(5)(10)	S + 6.00%	10.95%	10/31/2023	10/31/2029		GBP	9,221	11,036	12,329	0.03%

Riser Merger Sub, Inc.	1648 South 51st Avenue Phoenix, AZ 85008 United States	(4)(10)	SOFR + 6.00%	10.60%	10/31/2023	10/31/2029			91,116	89,569	91,116	0.25%

Riser Topco II LLC	1648 South 51st Avenue Phoenix, AZ 85008 United States	(4)(5)(10)	S + 5.00%	9.95%	8/16/2024	10/31/2029		GBP	16,481	20,759	21,925	0.06%

Riser Topco II LLC	1648 South 51st Avenue Phoenix, AZ 85008 United States	(4)(5)(7)(10)	SOFR + 5.00%	10.02%	6/4/2024	10/31/2029			63,557	62,408	62,785	0.17%

RSC Acquisition, Inc.	160 Federal Street, Boston, MA 02110 United States	(4)(10)	SOFR + 4.75%	10.00%	11/12/2021	11/1/2029			59,946	59,928	59,871	0.16%

RSC Acquisition, Inc.	160 Federal Street, Boston, MA 02110 United States	(4)(5)(7)(10)	SOFR + 4.75%	10.00%	1/7/2021	11/1/2029			172,187	170,659	171,579	0.47%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Insurance (continued)

SG Acquisition, Inc.	2635 Century Parkway Northeast Suite 900 Atlanta GA 30345 United States	(4)(7)(10)	SOFR + 4.75%	10.07%	4/3/2024	4/3/2030			$216,037	$214,139	$216,037	0.59%

Shelf Bidco Ltd	Level 42, 22 Bishopsgate London, EC2N 4BQ United Kingdom	(4)(6)(10)(18)	SOFR + 6.19%	11.47%	12/3/2022	1/3/2030			131,049	128,076	131,049	0.36%

Sparta UK Bidco Ltd	One America Square, 17 Crosswall, London, EC3N 2LB, United Kingdom	(4)(5)(6)(7)(8)	S + 6.00%	10.95%	9/4/2024	9/25/2031		GBP	31,208	41,032	40,889	0.11%

Tennessee Bidco Limited	33920 US Highway 19, North Suite 151, Palm, Stoke On Trent, ST4 9DN, United Kingdom	(4)(5)(6)(8)	E + 5.25%	8.93%	7/1/2024	7/1/2031		EUR	4,515	5,672	4,976	0.01%

Tennessee Bidco Limited	33920 US Highway 19, North Suite 151, Palm, Stoke On Trent, ST4 9DN, United Kingdom	(4)(6)(8)	S + 5.25%	10.20%	7/1/2024	7/1/2031		GBP	149,270	200,809	197,571	0.54%

Tennessee Bidco Limited	33920 US Highway 19, North Suite 151, Palm, Stoke On Trent, ST4 9DN, United Kingdom	(4)(5)(6)(7)(8)	S + 5.25%	10.20%	7/1/2024	7/1/2031		GBP	13,483	16,868	17,086	0.05%

Tennessee Bidco Limited	33920 US Highway 19, North Suite 151, Palm, Stoke On Trent, ST4 9DN, United Kingdom	(4)(6)(8)	SOFR + 5.25%	10.51%	7/1/2024	7/1/2031			585,611	569,778	579,755	1.59%

TIH Insurance Holdings, LLC.	214 N Tryon Street, Charlotte, NC 28202 United States	(8)	SOFR + 3.25%	7.85%	5/6/2024	3/24/2031			38,401	37,731	38,405	0.11%

TIH Insurance Holdings, LLC.	214 N Tryon Street, Charlotte, NC 28202 United States	(4)(5)(7)(8)	SOFR + 3.25%	7.85%	5/6/2024	5/6/2029			847	435	686	0.00%

USI, Inc.	100 Summit Lake Drive, Suite 400, Valhalla, NY 10595 United States	(8)	SOFR + 2.75%	7.35%	6/21/2024	11/22/2029			8,846	8,846	8,830	0.02%

USI, Inc.	100 Summit Lake Drive, Suite 400, Valhalla, NY 10595 United States	(8)	SOFR + 2.75%	7.35%	5/30/2024	9/29/2030			1,980	1,980	1,976	0.01%

World Insurance Associates, LLC	100 Wood Ave South, 4th Floor, Iselin, NJ 08830 United States	(4)(11)	SOFR + 6.00%	10.60%	10/20/2023	4/3/2028			43,008	42,332	43,008	0.12%

World Insurance Associates, LLC	100 Wood Ave South, 4th Floor, Iselin, NJ 08830 United States	(4)(5)(7)(11)	SOFR + 5.75%	11.00%	10/20/2023	4/3/2028			17,740	17,129	17,207	0.05%

										3,487,993	3,530,467	9.68%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Interactive Media & Services

Arches Buyer Inc	1300 West Traverse Parkway Lehi, UT 84043 United States	(9)	SOFR + 3.25%	8.20%	2/25/2021	12/6/2027		$3,571	$3,557	$3,433	0.01%

North Haven Ushc Acquisition Inc	1301 Virginia Drive , Suite 300, Fort Washington, PA 19038, United States	(4)(5)(11)	SOFR + 5.00%	9.70%	8/28/2024	10/30/2027		12,533	12,351	12,345	0.03%

North Haven Ushc Acquisition Inc	1301 Virginia Drive , Suite 300, Fort Washington, PA 19038, United States	(4)(5)(11)	SOFR + 5.00%	10.38%	8/28/2024	10/30/2027		7,337	7,230	7,227	0.02%

North Haven Ushc Acquisition Inc	1301 Virginia Drive , Suite 300, Fort Washington, PA 19038, United States	(4)(5)(11)	SOFR + 5.00%	10.40%	8/28/2024	10/30/2027		3,121	3,076	3,075	0.01%

North Haven Ushc Acquisition Inc	1301 Virginia Drive , Suite 300, Fort Washington, PA 19038, United States	(4)(5)(7)(11)	SOFR + 5.00%	10.16%	8/28/2024	10/30/2027		4,509	4,256	4,248	0.01%

North Haven Ushc Acquisition Inc	1301 Virginia Drive , Suite 300, Fort Washington, PA 19038, United States	(4)(5)(11)	SOFR + 5.00%	9.70%	8/28/2024	10/30/2027		3,631	3,579	3,577	0.01%

North Haven Ushc Acquisition Inc	1301 Virginia Drive , Suite 300, Fort Washington, PA 19038, United States	(4)(5)(11)	SOFR + 5.00%	10.38%	8/28/2024	10/30/2027		22,355	22,029	22,019	0.06%

North Haven Ushc Acquisition Inc	1301 Virginia Drive , Suite 300, Fort Washington, PA 19038, United States	(4)(5)(7)(11)	SOFR + 5.00%	9.74%	8/28/2024	10/30/2027		6,341	6,092	6,085	0.02%

Project Boost Purchaser, LLC	11660 Alpharetta Highway Suite 210 Roswell, GA 30076 United States	(8)	SOFR + 3.50%	8.79%	7/16/2024	7/16/2031		6,862	6,850	6,867	0.02%

									69,020	68,876	0.19%
Internet & Direct Marketing Retail

Hoya Midco, LLC	11 North Canal Street Suite 800 60606 Chicago IL United States	(6)(9)	SOFR + 3.00%	7.85%	2/3/2022	2/3/2029		9,496	9,463	9,556	0.03%

Identity Digital, Inc.	10500 NE 8th Street, Ste. 750 Bellevue, WA 98004 United States	(4)(11)	SOFR + 5.25%	10.35%	1/7/2021	12/29/2027		502,357	501,335	502,357	1.38%

Prodege International Holdings, LLC	100 North Pacific Coast Highway, 8th Floor El Segundo,CA,90245 United States	(4)(10)	SOFR + 5.75%	10.84%	12/15/2021	12/15/2027		551,658	546,568	536,488	1.47%

									1,057,366	1,048,401	2.88%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
IT Services

Ahead DB Holdings, LLC	401 N Michigan Ave., Suite 3400, Chicago IL 60611 United States	(10)	SOFR + 3.50%	8.10%	8/2/2024	2/1/2031			$2,524	$2,521	$2,531	0.01%

AI Altius Luxembourg S.à r.l.	Suite 1, 3rd Floor, 11-12 St James’s Square, London, SW1Y 4LB United Kingdom	(4)(5)(8)	9.75%	9.75% PIK	12/21/2021	12/21/2029			27,000	26,618	26,865	0.07%

AI Altius US Bidco, Inc.	9350 South Dixie Highway, Suite 950. Miami, FL 33156 United States	(4)(7)(10)	SOFR + 4.75%	10.03%	12/13/2021	12/21/2028			27,021	26,568	27,021	0.07%

AI Altius US Bidco, Inc.	9350 South Dixie Highway, Suite 950. Miami, FL 33156 United States	(4)(10)	SOFR + 4.75%	10.03%	5/21/2024	12/21/2028			218,247	216,142	218,247	0.60%

Allium Buyer, LLC	321 Inverness Drive South, Englewood, CO 80112 United States	(4)(7)(11)	SOFR + 5.00%	10.25%	5/2/2023	5/2/2030			1,584	1,540	1,584	0.00%

Dcert Buyer, Inc.	2801 N Thanksgiving Way #500, Lehi 84043 United States	(8)	SOFR + 4.00%	8.85%	1/7/2021	10/16/2026			19,355	19,367	18,829	0.05%

Fern Bidco Ltd	Focus House, Shoreham-by-Sea BN43 6PA, United Kingdom	(4)(5)(6)(7)(8)	S + 5.25%	10.20%	7/1/2024	7/3/2031		GBP	40,356	49,796	52,336	0.14%

Infostretch Corporation	28411 Northwestern Highway, Suite 640, Southfield, MI, 48034, United States	(4)(10)	SOFR + 5.75%	11.23%	4/1/2022	4/1/2028			178,883	176,797	165,914	0.46%

Inovalon Holdings, Inc.	4321 Collington Rd, Bowie, MD 20716, United States	(4)(10)	SOFR + 6.25%	11.79% (incl. 2.75% PIK)	11/24/2021	11/24/2028			1,003,353	989,564	1,003,353	2.75%

Inovalon Holdings, Inc.	4321 Collington Rd, Bowie, MD 20716, United States	(4)(5)(10)	SOFR + 6.25%	11.46% (incl. 2.75% PIK)	11/24/2021	11/24/2028			76,908	75,738	76,908	0.21%

KEN Bidco Ltd	10-14 White Lion St, London N1 9PD, United Kingdom	(4)(5)(6)(10)	S + 6.00%	11.07%	5/3/2024	8/3/2028		GBP	13,921	16,998	18,380	0.05%

Monterey Financing, S.à r.l.	41 Boulevard Du Prince Henri, L-1724, Luxembourg	(4)(6)(8)	CI + 6.00%	9.32%	9/28/2022	9/28/2029		DKK	560,750	72,569	83,318	0.23%

Monterey Financing, S.à r.l.	41 Boulevard Du Prince Henri, L-1724, Luxembourg	(4)(6)(9)	N + 6.00%	10.64%	9/28/2022	9/28/2029		NOK	599,094	54,804	56,486	0.15%

Monterey Financing, S.à r.l.	41 Boulevard Du Prince Henri, L-1724, Luxembourg	(4)(6)(8)	ST + 6.00%	9.31%	9/28/2022	9/28/2029		SEK	243,186	21,344	23,826	0.07%

Monterey Financing, S.à r.l.	41 Boulevard Du Prince Henri, L-1724, Luxembourg	(4)(6)(8)	E + 6.00%	9.38%	9/28/2022	9/28/2029		EUR	110,819	106,449	122,455	0.34%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
IT Services (continued)

Newfold Digital Holdings Group Inc	12808 Gran Bay Parkway West, Jacksonville, FL 32258 United States	(10)	SOFR + 3.50%	8.81%	2/10/2021	2/10/2028			$44,255	$44,061	$39,241	0.11%

Park Place Technologies, LLC	5910 Landerbrook Drive, Mayfield Heights, OH 44124 United States	(4)(10)	SOFR + 5.25%	9.85%	3/25/2024	3/25/2031			546,804	542,318	544,070	1.49%

Park Place Technologies, LLC	5910 Landerbrook Drive, Mayfield Heights, OH 44124 United States	(4)(5)(7)(10)	SOFR + 5.25%	10.10%	3/25/2024	3/25/2031			10,271	9,289	9,522	0.03%

Razor Holdco, LLC	26 Meadow VW, Victoria, TX, 77904-1676, United States	(4)(10)	SOFR + 5.75%	11.11%	10/25/2021	10/25/2027			186,001	184,098	186,001	0.51%

Red River Technology, LLC	875 3rd Avenue, New York NY 10022 United States	(4)(11)	SOFR + 6.00%	10.95%	5/26/2021	5/26/2027			146,664	145,531	146,664	0.40%

Redwood Services Group, LLC	949 Shady Grove Road, Suite 403, Memphis, TN, 38120, United States	(4)(10)	SOFR + 6.25%	10.96%	6/15/2022	6/15/2029			62,261	61,517	62,261	0.17%

Redwood Services Group, LLC	949 Shady Grove Road, Suite 403, Memphis, TN, 38120, United States	(4)(5)(7)(10)	SOFR + 5.75%	10.46%	2/5/2024	6/29/2028			405	310	352	0.00%

Turing Holdco, Inc.	10-14 White Lion St, London N1 9PD, United Kingdom	(4)(6)(8)	E + 6.00%	9.82% (incl. 2.50% PIK)	10/14/2021	9/28/2028		EUR	16,952	19,257	18,635	0.05%

Turing Holdco, Inc.	10-14 White Lion St, London N1 9PD, United Kingdom	(4)(6)(8)	E + 6.00%	9.35% (incl. 2.50% PIK)	10/14/2021	8/3/2028		EUR	6,228	7,159	6,846	0.02%

Turing Holdco, Inc.	10-14 White Lion St, London N1 9PD, United Kingdom	(4)(6)(8)	SOFR + 6.00%	11.43% (incl. 2.50% PIK)	10/14/2021	10/16/2028			6,585	6,921	6,503	0.02%

Turing Holdco, Inc.	10-14 White Lion St, London N1 9PD, United Kingdom	(4)(6)(8)	SOFR + 6.00%	11.39% (incl. 2.50% PIK)	10/14/2021	9/28/2028			13,231	13,013	13,065	0.04%

Turing Holdco, Inc.	10-14 White Lion St, London N1 9PD, United Kingdom	(4)(5)(6)(7)(10)	S + 6.00%	11.07%	5/3/2024	8/3/2028		GBP	23,404	28,576	30,899	0.08%

Turing Holdco, Inc.	10-14 White Lion St, London N1 9PD, United Kingdom	(4)(5)(6)(7)(10)	SOFR + 6.00%	11.16%	5/3/2024	8/3/2028			31,139	30,293	30,750	0.08%

Virtusa Corp.	132 Turnpike Road Suite 300 Southborough MA 01772 United States	(10)	SOFR + 3.25%	8.10%	6/21/2024	2/15/2029			12,151	12,151	12,160	0.03%

										2,961,309	3,005,022	8.23%
Leisure Products

Motion Finco, LLC	2-4, rue Eugene Ruppert, Luxembourg, L-2453	(6)(8)	SOFR + 3.50%	8.10%	2/5/2024	11/12/2029			12,374	12,349	11,923	0.03%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Life Sciences Tools & Services

Cambrex Corp.	One Meadowlands Plaza, East Rutherford NJ 07073 United States	(10)	SOFR + 3.50%	8.45%	1/29/2021	12/4/2026			$4,518	$4,525	$4,498	0.01%

Jupiter Bidco Limited	Unit 15, Road 5, Winsford Industrial Estate, Winsford, Cheshire, United Kingdom, CW73SG	(4)(6)(7)(9)	E + 6.25%	9.60%	8/5/2022	8/27/2029		EUR	5,922	2,381	4,579	0.01%

Jupiter Bidco Limited	Unit 15, Road 5, Winsford Industrial Estate, Winsford, Cheshire, United Kingdom, CW73SG	(4)(6)(10)	SOFR + 6.25%	10.85%	8/5/2022	8/27/2029			88,177	86,325	70,101	0.19%

LSCS Holdings, Inc.	190 North Milwaukee Street Milwaukee,WI,53202 United States	(9)	SOFR + 4.50%	9.46%	12/16/2021	12/16/2028			7,948	7,923	7,944	0.02%

Packaging Coordinators Midco, Inc.	3001 Red Lion Road, Philadelphia, PA 19114 United States	(10)	SOFR + 3.25%	8.10%	5/28/2024	11/30/2027			1,857	1,857	1,859	0.01%

PAREXEL International Inc/Wilmington	275 Grove Street, Suite 100C, Newton, MA 02466, United States	(9)	SOFR + 3.00%	7.85%	7/25/2024	11/15/2028			1,898	1,898	1,901	0.01%

										104,909	90,882	0.25%
Machinery

Chart Industries, Inc.	2200 Airport Industrial Dr, Suite 100, Ball Ground, GA 30107 United States	(4)(6)(9)	SOFR + 2.50%	7.82%	7/2/2024	3/16/2030			5,328	5,328	5,324	0.01%

LSF11 Trinity Bidco, Inc.	5555 N Channel Ave Portland, OR 97217 United States	(4)(8)	SOFR + 3.50%	8.42%	6/20/2024	6/14/2030			1,063	1,063	1,066	0.00%

MHE Intermediate Holdings, LLC	3235 Levis Common Blvd. Perrysburg, OH 43551 United States	(4)(7)(11)	SOFR + 6.00%	11.40%	7/21/2021	7/21/2027			5,600	5,539	5,600	0.02%

MHE Intermediate Holdings, LLC	3235 Levis Common Blvd. Perrysburg, OH 43551 United States	(4)(5)(11)	SOFR + 6.50%	11.78%	12/20/2022	7/21/2027			229	226	229	0.00%

MHE Intermediate Holdings, LLC	3235 Levis Common Blvd. Perrysburg, OH 43551 United States	(4)(5)(11)	SOFR + 6.25%	11.65%	8/30/2022	7/21/2027			228	225	228	0.00%

Pro Mach Group, Inc.	50 East Rivercenter Blvd Suite 1800 Covington KY 41011 United States	(11)	SOFR + 3.50%	8.35%	9/3/2024	8/31/2028			6,912	6,912	6,943	0.02%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Machinery (continued)

SPX Flow, Inc.	13320 Ballantyne Corporate Pla, Charlotte, NC, 28277, United States	(9)	SOFR + 3.50%	8.35%	6/6/2024	4/5/2029			$6,901	$6,901	$6,918	0.02%

TK Elevator U.S. Newco, Inc.	E-Plus Straße 1, Düsseldorf, North Rhine-Westphalia 40472 Germany	(6)(9)	SOFR + 3.50%	8.59%	3/14/2024	4/30/2030			17,539	17,498	17,593	0.05%

Victory Buyer, LLC	50 East 153rd Street Bronx, NY 10451-2104 United States	(9)	SOFR + 3.75%	8.72%	11/19/2021	11/19/2028			22,460	22,399	21,716	0.06%

										66,091	65,617	0.18%
Marine

Armada Parent, Inc.	93 Eastmont Ave Ste 100 East Wenatchee, WA, 98802-5305 United States	(4)(7)(10)	SOFR + 5.75%	10.91%	10/29/2021	10/29/2027			229,838	227,233	227,269	0.62%

Kattegat Project Bidco AB	Salsmästaregatan 21, Hisings Backa, Sweden	(4)(5)(6)(7)(8)	E + 6.00%	9.35%	3/20/2024	4/7/2031		EUR	51,768	54,667	56,605	0.16%

Kattegat Project Bidco AB	Salsmästaregatan 21, Hisings Backa, Sweden	(4)(5)(6)(8)	SOFR + 6.00%	10.60%	3/20/2024	4/7/2031			4,522	4,417	4,454	0.01%

										286,317	288,328	0.79%
Media

Bimini Group Purchaser Inc	1221 Brickell Avenue, Suite 2300 Miami, FL 33131 United States	(4)(5)(10)	SOFR + 5.25%	10.31%	4/26/2024	4/26/2031			207,645	205,697	206,607	0.57%

Bimini Group Purchaser Inc	1221 Brickell Avenue, Suite 2300 Miami, FL 33131 United States	(4)(5)(7)(10)	SOFR + 5.25%	10.49%	4/26/2024	4/26/2031			8,555	8,006	8,070	0.02%

Digital Media Solutions, LLC	4800 140th Avenue North Suite 101 Clearwater FL 33762 United States	(6)(10)(17)	SOFR + 11.00%	15.96% PIK	5/25/2021	5/25/2026			25,859	25,627	3,222	0.01%

Digital Media Solutions, LLC	4800 140th Avenue North Suite 101 Clearwater FL 33762 United States	(4)(5)(6)(10)	SOFR + 8.00%	13.1% (incl. 7.00% PIK)	4/17/2024	2/25/2026			2,813	2,813	2,813	0.01%

Digital Media Solutions, LLC	4800 140th Avenue North Suite 101 Clearwater FL 33762 United States	(4)(5)(6)(7)(14)	SOFR + 8.00%	13.1% (incl. 7.00% PIK)	9/13/2024	12/10/2024			1,723	1,511	1,628	0.00%

Digital Media Solutions, LLC	4800 140th Avenue North Suite 101 Clearwater FL 33762 United States	(4)(6)(10)(17)	SOFR + 8.00%	12.79% (incl. 7.00% PIK)	4/17/2024	5/25/2026			8,280	8,215	1,391	0.00%

McGraw-Hill Education, Inc.	2 Penn Plaza 20th Floor New York, NY, 10121 United States	(9)	SOFR + 4.00%	8.60%	8/6/2024	8/6/2031			12,651	12,620	12,714	0.03%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Media (continued)

Radiate Holdco, LLC	650 College Road East, Suite 3100, Princeton, NJ 08540 United States	(10)	SOFR + 3.25%	8.21%	11/1/2021	9/25/2026			$28,263	$28,238	$24,323	0.07%

Sunrise Financing Partnership	Thurgauerstrasse 101b, Glattpark (Opfikon), Zurich 8152 Switzerland	(6)(8)	SOFR + 2.93%	8.14%	4/20/2021	1/31/2029			5,000	4,945	4,982	0.01%

Trader Corp.	405 The West Mall , Suite 110 Etobicoke, ON M9C 5J1 Canada	(4)(6)(7)(10)	CA + 5.50%	9.80%	12/22/2022	12/22/2029		CAD	108,852	77,210	80,485	0.22%

Trader Corp.	405 The West Mall , Suite 110 Etobicoke, ON M9C 5J1 Canada	(4)(5)(6)(10)	CA + 5.50%	9.80%	6/20/2024	12/21/2029		CAD	44,093	31,952	32,603	0.09%

										406,834	378,838	1.03%
Metals & Mining

American Rock Salt Co LLC	5520 Route 63 PO Box 190 Mount Morris NY 14510 United States	(10)	SOFR + 4.00%	9.32%	6/11/2021	6/9/2028			9,317	9,311	7,701	0.02%

American Rock Salt Co LLC	5520 Route 63 PO Box 190 Mount Morris NY 14510 United States	(5)(7)(14)	SOFR + 7.00%	12.08%	9/19/2024	6/9/2028			3,325	1,606	1,606	0.00%

SCIH Salt Holdings, Inc.	10955 Lowell Ave Ste 500 Overland Park KS 66210 United States	(10)	SOFR + 3.50%	8.76%	4/29/2021	3/16/2027			13,247	13,205	13,261	0.04%

										24,122	22,568	0.06%
Oil, Gas & Consumable Fuels

Eagle Midstream Canada Finance Inc	222 3rd Avenue S.W. Suite 900 Calgary, Alberta T2P 0B4 Canada	(4)(6)(10)	SOFR + 5.25%	10.37%	8/30/2024	8/15/2028			39,004	38,668	39,004	0.11%

Freeport LNG Investments, LLLP	333 Clay Street Suite 5050 Houston,TX,77002 United States	(9)	SOFR + 3.50%	9.04%	12/21/2021	12/21/2028			34,904	34,846	34,638	0.10%

KKR Alberta Midstream Finance Inc.	585 8 Ave SW #4000, Calgary, AB T2P 1G1, Canada	(4)(6)(10)	SOFR + 5.25%	10.37%	8/30/2024	8/15/2028			21,218	21,034	21,218	0.06%

										94,548	94,860	0.27%
Paper & Forest Products

Profile Products, LLC	219 Simpson St SW Conover, NC, 28613-8207 United States	(4)(10)	SOFR + 5.50%	10.70%	11/12/2021	11/12/2027			62,752	62,181	61,340	0.17%

Profile Products, LLC	219 Simpson St SW Conover, NC, 28613-8207 United States	(4)(5)(7)(10)	P + 4.50%	12.50%	11/12/2021	11/12/2027			7,674	7,574	7,452	0.02%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Paper & Forest Products (continued)

Profile Products, LLC	219 Simpson St SW Conover, NC, 28613-8207 United States	(4)(5)(7)(10)	P + 4.50%	12.50%	11/12/2021	11/12/2027			$387	$334	$228	0.00%

										70,089	69,020	0.19%
Pharmaceuticals

Dechra Pharmaceuticals Holdings Ltd	24 Cheshire Ave, Lostock Gralam, Northwich CW9 7UA, United Kingdom	(4)(5)(6)(7)(8)	E + 6.25%	9.89%	1/23/2024	1/24/2031		EUR	97,791	104,345	108,691	0.30%

Dechra Pharmaceuticals Holdings Ltd	24 Cheshire Ave, Lostock Gralam, Northwich CW9 7UA, United Kingdom	(4)(5)(6)(7)(10)	SOFR + 6.25%	11.39%	1/23/2024	1/24/2031			1,083	912	919	0.00%

Doc Generici (Diocle S.p.A.)	Via Filippo Turati, 40, 20121 Milano MI, Italy	(4)(5)(6)(7)(8)	E + 5.50%	8.99%	10/11/2022	10/27/2028		EUR	60,136	58,351	66,867	0.18%

Eden Acquisitionco Ltd	1 Occam Court, The Surrey Research Park, Guildford, Surrey GU2 7HJ United Kingdom	(4)(6)(7)(10)	SOFR + 6.25%	11.51%	11/2/2023	11/18/2030			108,046	105,599	107,944	0.30%

Gusto Sing Bidco Pte Ltd	One Temasek Ave, #04-01 Millenia Tower, Singapore 039192	(4)(5)(6)(7)(10)	BB + 6.50%	10.96%	1/29/2024	10/30/2028		AUD	1,000	642	676	0.00%

Padagis, LLC	1251 Lincoln Rd Allegan, MI 49010 United States	(6)(9)	SOFR + 4.75%	10.33%	7/6/2021	7/6/2028			27,824	27,792	26,015	0.07%

Rhea Parent, Inc.	Avenue Einstein 8 1300 Wavre Belgium	(4)(10)	SOFR + 5.50%	10.25%	2/18/2022	2/18/2029			201,854	199,316	201,854	0.55%

										496,957	512,966	1.40%
Professional Services

ALKU, LLC	200 Brickstone Square, Suite 503, Andover, MA 01810 United States	(4)(10)	SOFR + 6.25%	10.50%	5/23/2023	5/23/2029			54,992	53,952	54,992	0.15%

ALKU, LLC	200 Brickstone Square, Suite 503, Andover, MA 01810 United States	(4)(10)	SOFR + 5.50%	9.75%	2/21/2024	5/23/2029			4,975	4,887	4,950	0.01%

Apex Companies, LLC	2101 Gaither Rd, Suite 500, Rockville, MD 20850 United States	(4)(11)	SOFR + 5.50%	10.75%	1/31/2023	1/31/2028			1,605	1,576	1,581	0.00%

Apex Companies, LLC	2101 Gaither Rd, Suite 500, Rockville, MD 20850 United States	(4)(5)(11)	SOFR + 5.50%	10.56%	3/15/2024	3/15/2026			738	722	727	0.00%

Apex Companies, LLC	2101 Gaither Rd, Suite 500, Rockville, MD 20850 United States	(4)(5)(11)	SOFR + 5.50%	10.44%	1/31/2023	1/31/2028			368	361	362	0.00%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Professional Services (continued)

Apex Companies, LLC	2101 Gaither Rd, Suite 500, Rockville, MD 20850 United States	(4)(5)(11)	SOFR + 5.50%	10.56%	8/28/2024	1/31/2028		$12,851	$12,664	$12,658	0.03%

Apex Companies, LLC	2101 Gaither Rd, Suite 500, Rockville, MD 20850 United States	(4)(5)(7)(11)	SOFR + 5.50%	10.56%	8/28/2024	1/31/2028		319	243	244	0.00%

APFS Staffing Holdings, Inc.	125 S Wacker Dr Ste 2700, Chicago, Illinois 60606, United States	(9)	SOFR + 4.00%	8.85%	12/29/2021	12/29/2028		6,100	6,077	5,970	0.02%

Armor Holdco, Inc.	48 Wall Street 22nd Floor New York,NY,10005 United States	(4)(6)(9)	SOFR + 4.50%	10.01%	12/10/2021	12/11/2028		6,379	6,358	6,427	0.02%

Artisan Acquisitionco Ltd	4th Floor, Martin House, 5 Martin Lane, London EC4R 0DP, United Kingdom	(4)(5)(6)(8)	SOFR + 5.00%	9.64%	9/23/2024	9/30/2031		392,805	384,952	384,949	1.06%

Baker Tilly Advisory Group LP	205 N. Michigan Ave. 28th Floor Chicago, IL 60601 United States	(4)(5)(7)(10)	SOFR + 5.00%	9.85%	6/3/2024	6/3/2031		176,767	173,521	174,426	0.48%

Cast & Crew Payroll, LLC	2300 Empire Avenue, 5th Floor, Burbank, CA 91504 United States	(9)	SOFR + 3.75%	8.60%	12/30/2021	12/29/2028		11,601	11,514	11,637	0.03%

CFGI Holdings, LLC	1 Lincoln Street, Suite 1301 Boston, MA 02111, United States	(4)(7)(10)	SOFR + 4.50%	9.35%	11/2/2021	11/2/2027		20,834	20,414	20,435	0.06%

Chronicle Bidco, Inc.	720 14th Street, Sacramento, CA 95814 United States	(4)(5)(11)	SOFR + 6.25%	11.50%	5/19/2022	5/18/2029		2,884	2,884	2,884	0.01%

Chronicle Bidco, Inc.	720 14th Street, Sacramento, CA 95814 United States	(4)(11)	SOFR + 6.25%	11.50%	5/19/2022	5/18/2029		41,869	41,615	41,869	0.11%

Chronicle Bidco, Inc.	720 14th Street, Sacramento, CA 95814 United States	(4)(5)(7)(11)	SOFR + 6.25%	11.50%	3/26/2024	5/18/2029		731	596	591	0.00%

Cisive Holdings Corp	1180 Welsh Rd # 110 North Wales, PA, 19454-2053 United States	(4)(7)(11)	SOFR + 5.75%	10.45%	12/8/2021	12/8/2028		33,688	33,564	33,093	0.09%

Claims Automation Intermediate 2, LLC	101 South Tryon Street, Suite 3300, Charlotte, NC 28280 United States	(4)(10)	SOFR + 4.50%	8.89%	12/16/2021	12/16/2027		44,573	44,096	44,573	0.12%

Claims Automation Intermediate 2, LLC	101 South Tryon Street, Suite 3300, Charlotte, NC 28280 United States	(4)(5)(7)(10)	SOFR + 4.50%	9.70%	12/16/2021	12/16/2027		34,175	33,626	33,148	0.09%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Professional Services (continued)

Clearview Buyer, Inc.	1 Newton Pl Ste 405, 275 Washington Street, Newton, MA 02458, United States	(4)(7)(10)	SOFR + 5.35%	9.95%	8/26/2021	8/26/2027		$118,875	$117,639	$118,875	0.33%

CRCI Longhorn Holdings Inc	6504 Bridge Point Parkway, Suite 425, Austin, TX 78730, United States	(4)(5)(10)	SOFR + 5.00%	9.85%	8/27/2024	8/27/2031		64,147	63,514	63,506	0.17%

CRCI Longhorn Holdings Inc	6504 Bridge Point Parkway, Suite 425, Austin, TX 78730, United States	(4)(5)(7)(10)	SOFR + 5.00%	9.85%	8/27/2024	8/27/2031		5,555	5,363	5,360	0.01%

Cumming Group, Inc.	485 Lexington Avenue, New York NY 10017 United States	(4)(11)	SOFR + 5.25%	9.50%	5/26/2021	11/16/2027		196,540	194,664	196,540	0.54%

Cumming Group, Inc.	485 Lexington Avenue, New York NY 10017 United States	(4)(7)(11)	SOFR + 5.25%	9.50%	11/18/2022	11/16/2027		25,294	24,626	25,150	0.07%

Deerfield Dakota Holding, LLC	55 East 52nd Street 31st Floorm Park Avenue Plaza, New York, NY 10055 United States	(11)	SOFR + 3.75%	8.35%	1/7/2021	4/9/2027		84,598	84,361	82,996	0.23%

Eliassen Group, LLC	55 Walkers Brook Drive, Reading MA, 01867 United States	(4)(10)	SOFR + 5.75%	10.35%	4/14/2022	4/14/2028		67,215	66,632	66,207	0.18%

Emerald US, Inc.	31910 Del Obispo Street Suite 200 San Juan Capistrano, CA 92675 United States	(6)(8)	SOFR + 3.75%	8.62%	1/7/2021	7/12/2028		3,819	3,816	3,832	0.01%

EP Purchaser, LLC	2950 N. Hollywood Way, Burbank, CA 91505 United States	(9)	SOFR + 3.50%	8.37%	11/4/2021	11/6/2028		9,473	9,334	9,509	0.03%

G&A Partners Holding Company II, LLC	17220 Katy Freeway, Suite 350, Houston, TX 77094 United States	(4)(9)	SOFR + 5.50%	10.52%	3/1/2024	3/1/2031		60,342	59,236	60,040	0.16%

G&A Partners Holding Company II, LLC	17220 Katy Freeway, Suite 350, Houston, TX 77094 United States	(4)(5)(7)(9)	SOFR + 5.50%	10.52%	3/1/2024	3/1/2030		2,361	2,040	2,065	0.01%

Genuine Financial Holdings, LLC	100 Centerview Drive, Suite 300 Nashville, TN 37214 United States	(8)	SOFR + 4.00%	8.85%	6/28/2024	9/27/2030		3,987	3,999	3,967	0.01%

Guidehouse, Inc.	1676 International Drive, Suite 800, McLean, VA 22102 United States	(4)(10)	SOFR + 5.75%	10.60% (incl. 2.00% PIK)	10/15/2021	12/16/2030		1,238,581	1,229,372	1,238,581	3.40%

IG Investments Holdings, LLC	4170 Ashford Dunwood Road, Northeast, Ste 250 Atlanta GA 30319 United States	(4)(7)(10)	SOFR + 6.00%	11.35%	9/22/2021	9/22/2028		440,466	434,921	440,466	1.21%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Professional Services (continued)

IG Investments Holdings, LLC	4170 Ashford Dunwood Road, Northeast, Ste 250 Atlanta GA 30319 United States	(4)(5)(10)	SOFR + 6.00%	11.25%	4/8/2024	9/22/2028			$4,233	$4,196	$4,233	0.01%

Inmar, Inc.	8150 Industrial Blvd, Breinigsville, PA 18031 United States	(11)	SOFR + 5.50%	10.35%	6/21/2023	5/1/2026			29,346	28,780	29,437	0.08%

Kwor Acquisition, Inc.	303 Timber Creek Hammond, LA,70403 United States	(4)(5)(11)	P + 4.25%	12.25%	6/22/2022	12/22/2028			1,389	1,377	1,156	0.00%

Kwor Acquisition, Inc.	303 Timber Creek Hammond, LA,70403 United States	(4)(5)(11)	P + 4.25%	12.25%	12/22/2021	12/22/2027			12,195	12,097	10,152	0.03%

Legacy Intermediate, LLC	3701 FAU Blvd, Suite 300, Boca Raton, FL 33431, United States	(4)(10)	SOFR + 5.75%	10.96%	2/25/2022	2/25/2028			120,861	119,506	120,861	0.33%

Legacy Intermediate, LLC	3701 FAU Blvd, Suite 300, Boca Raton, FL 33431, United States	(4)(9)	SOFR + 5.75%	11.13%	12/22/2023	2/25/2028			23,283	22,892	23,283	0.06%

Lereta, LLC	1123 Parkview Drive Covina,CA,91724 United States	(10)	SOFR + 5.25%	10.21%	7/30/2021	7/30/2028			28,933	28,775	23,581	0.06%

Mantech International CP	9 West 57th Street, 29th Floor, New York, NY, 10019, United States	(4)(7)(10)	SOFR + 5.00%	10.25%	4/12/2024	9/14/2029			901,369	887,627	900,170	2.47%

Mercury Bidco Globe Limited	3rd Floor, 8 St. James’s Square, London, SW1Y 4JU, United Kingdom	(4)(5)(6)(7)(8)	S + 6.25%	11.20%	1/18/2024	1/31/2031		GBP	80,581	100,347	107,430	0.29%

Mercury Borrower, Inc.	200 Dryden Road, Dresher, PA 19025 United States	(9)	SOFR + 3.50%	8.46%	8/2/2021	8/2/2028			40,937	40,856	40,988	0.11%

Minotaur Acquisition, Inc.	2001 Spring Road, Suite 700, Oak Brook, IL 60523 United States	(4)(5)(7)(11)	SOFR + 5.00%	9.85%	5/10/2024	5/10/2030			115,614	113,085	114,194	0.31%

MPG Parent Holdings, LLC	One Vanderbilt Avenue, 53rd Floor, New York, New York 10017 United States	(4)(11)	SOFR + 5.25%	9.85%	1/8/2024	1/8/2030			18,166	17,846	18,166	0.05%

MPG Parent Holdings, LLC	One Vanderbilt Avenue, 53rd Floor, New York, New York 10017 United States	(4)(5)(7)(11)	SOFR + 5.25%	9.84%	1/8/2024	1/8/2030			1,781	1,687	1,781	0.00%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Professional Services (continued)

Oxford Global Resources Inc	100 Cummings Center, Suite 206L, Beverly, MA 01915, United States	(4)(11)	SOFR + 6.00%	10.22%	8/17/2021	8/17/2027		$93,117	$92,224	$93,117	0.26%

Oxford Global Resources Inc	100 Cummings Center, Suite 206L, Beverly, MA 01915, United States	(4)(5)(7)(11)	SOFR + 6.00%	11.20%	8/17/2021	8/17/2027		8,750	8,599	8,750	0.02%

Oxford Global Resources Inc	100 Cummings Center, Suite 206L, Beverly, MA 01915, United States	(4)(5)(9)	SOFR + 6.00%	11.39%	6/6/2024	8/17/2027		9,949	9,761	9,949	0.03%

Pavion Corp.	4151 Lafayette Center Dr, Suite 700, Chantilly, Virginia 20151, United States	(4)(6)(10)	SOFR + 5.75%	11.00%	10/30/2023	10/30/2030		117,394	115,356	117,394	0.32%

Pavion Corp.	4151 Lafayette Center Dr, Suite 700, Chantilly, Virginia 20151, United States	(4)(5)(6)(7)(10)	SOFR + 5.75%	11.03%	10/30/2023	10/30/2030		23,827	23,379	23,550	0.06%

Petrus Buyer Inc	100 Bayview Cir Ste 400, Newport Beach, California, 92660 United States	(4)(10)	SOFR + 5.25%	10.54%	10/17/2022	10/17/2029		35,630	34,860	35,630	0.10%

Petrus Buyer Inc	100 Bayview Cir Ste 400, Newport Beach, California, 92660 United States	(4)(5)(7)(10)	SOFR + 5.25%	10.31%	10/17/2022	10/17/2029		6,375	6,073	6,206	0.02%

Polyconcept Investments B.V.	Kabelweg 1 2371 DX, Roelofarendsveen, ZUID-HOLLAND, Netherlands	(10)	SOFR + 5.50%	10.10%	5/20/2022	5/18/2029		24,352	24,028	23,819	0.07%

Sedgwick Claims Management Services, Inc.	8125 Sedgwick Way, Memphis TN 38125 United States	(6)(8)	SOFR + 3.00%	8.25%	2/24/2023	7/31/2031		5,185	5,143	5,181	0.01%

Soliant Lower Intermediate, LLC	5550 Peachtree Parkway, Suite 500 Peachtree Corners, GA 30092, United States	(8)	SOFR + 3.75%	8.60%	7/18/2024	7/18/2031		50,286	46,964	50,411	0.14%

Soliant Lower Intermediate, LLC	5550 Peachtree Parkway, Suite 500 Peachtree Corners, GA 30092, United States	(4)(5)(7)(8)	SOFR + 3.75%	8.61%	7/18/2024	7/18/2029		1,500	1,068	1,050	0.00%

STV Group, Inc.	350 5th Avenue, Suite 1120, New York, NY 10001 United States	(4)(10)	SOFR + 5.00%	9.96%	3/20/2024	3/20/2031		58,543	57,461	58,250	0.16%

STV Group, Inc.	350 5th Avenue, Suite 1120, New York, NY 10001 United States	(4)(5)(7)(10)	P + 4.00%	12.50%	3/20/2024	3/20/2030		1,681	1,311	1,454	0.00%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Professional Services (continued)

Thevelia US, LLC	Level 15, Manulife Place, 348 Kwun Tong Rd, Ngau Tau Kok, Hong Kong	(6)(9)	SOFR + 3.25%	7.85%	7/29/2024	6/18/2029			$33,861	$33,861	$33,959	0.09%

Trinity Air Consultants Holdings Corp.	330 7th Ave, New York, NY 10001 United States	(4)(10)	SOFR + 5.25%	10.66%	6/29/2021	6/29/2028			24,735	24,528	24,735	0.07%

Trinity Air Consultants Holdings Corp.	330 7th Ave, New York, NY 10001 United States	(4)(7)(10)	SOFR + 5.25%	10.61%	6/29/2021	6/29/2028			53,725	52,921	53,578	0.15%

Trinity Partners Holdings, LLC	230 3rd Ave Prospect Place Waltham, MA 02451 United States	(4)(7)(11)	SOFR + 5.75%	10.90%	12/21/2021	12/21/2028			381,408	376,047	380,263	1.04%

Victors CCC Buyer, LLC	251 Little Falls Drive. Wilmington, DE 19808 United States	(4)(7)(10)	SOFR + 4.75%	9.85%	6/1/2022	6/1/2029			143,692	141,393	143,382	0.39%

West Monroe Partners, LLC	311 W Monroe St 14th Floor, Chicago, IL 60606, United States	(4)(7)(10)	SOFR + 5.50%	10.73%	11/9/2021	11/8/2028			717,044	708,148	704,495	1.93%

										6,275,335	6,323,215	17.30%
Real Estate Management & Development

Castle Management Borrower, LLC	870 Seventh Avenue 2nd Fl New York, New York 10019, United States	(4)(11)	SOFR + 5.50%	10.10%	11/3/2023	11/3/2029			33,083	32,662	33,083	0.09%

Castle Management Borrower, LLC	870 Seventh Avenue 2nd Fl New York, New York 10019, United States	(4)(5)(7)(11)	SOFR + 5.50%	10.10%	11/3/2023	11/3/2029			417	346	417	0.00%

Cushman & Wakefield US Borrower, LLC	Suite 3000, 225 W. Wacker Drive, Chicago, Illinois, 60606, United States	(4)(6)(9)	SOFR + 3.00%	7.85%	6/18/2024	1/31/2030			7,461	7,461	7,471	0.02%

Cushman & Wakefield US Borrower, LLC	Suite 3000, 225 W. Wacker Drive, Chicago, Illinois, 60606, United States	(6)(9)	SOFR + 3.00%	7.85%	9/25/2024	1/31/2030			1,600	1,600	1,603	0.00%

McCarthy & Stone PLC	2711 North Haskell Avenue Suite 1700 Dallas TX 75204 United States	(4)(5)(6)(8)	7.00%	7.00%	1/27/2021	2/2/2026		GBP	20,000	28,078	25,736	0.07%

Neptune BidCo SAS	21 Avenue Kleber, 75116 Paris, France	(4)(5)(6)(7)(8)	E + 5.25%	8.89%	3/28/2024	4/1/2031		EUR	6,495	6,857	7,165	0.02%

Progress Residential PM Holdings, LLC	7500 N Dobson Rd., Suite 300 Scottsdale, AZ 85256 United States	(4)(10)	SOFR + 5.50%	10.25%	2/16/2021	8/8/2030			79,357	78,211	79,357	0.22%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Real Estate Management & Development (continued)

Progress Residential PM Holdings, LLC	7500 N Dobson Rd., Suite 300 Scottsdale, AZ 85256 United States	(4)(7)(10)	SOFR + 5.50%	10.25%	7/26/2022	8/8/2030			$15,205	$14,930	$15,205	0.04%

										170,145	170,037	0.46%
Software

Aareon Holding GmbH	Isaac-Fulda-Allee 6, 55124 Mainz, Germany	(4)(6)(10)	E + 6.00%	9.72%	8/8/2023	8/16/2030		EUR	38,317	40,683	42,652	0.12%

Aareon Holding GmbH	Isaac-Fulda-Allee 6, 55124 Mainz, Germany	(4)(6)(10)	E + 6.00%	9.72%	8/8/2023	8/19/2030		EUR	15,779	16,880	17,565	0.05%

AI Titan Parent Inc	4601 Six Forks Road, Suite 220, Raleigh, NC 27609, United States	(4)(5)(7)(10)	SOFR + 4.75%	9.81%	8/29/2024	8/29/2031			110,274	108,941	108,924	0.30%

Analytic Partners LP	1441 Brickell Avenue Suite 1220 Miami, Florida 33131	(4)(7)(10)	SOFR + 5.00%	9.60%	4/4/2022	4/4/2028			21,304	21,017	21,304	0.06%

Anaplan, Inc.	50 Hawthorne St, San Francisco, CA 94105 United States	(4)(5)(10)	SOFR + 5.25%	9.85%	4/25/2024	6/21/2029			200	198	200	0.00%

Anaplan, Inc.	50 Hawthorne St, San Francisco, CA 94105 United States	(4)(7)(10)	SOFR + 5.25%	9.85%	6/21/2022	6/21/2029			537,534	529,690	537,534	1.47%

Aptean Inc	4325 Alexander Drive, Suite 100, Alpharetta, GA 30022 United States	(4)(10)	SOFR + 5.25%	10.10%	1/29/2024	1/29/2031			41,196	40,833	41,196	0.11%

Aptean Inc	4325 Alexander Drive, Suite 100, Alpharetta, GA 30022 United States	(4)(5)(7)(10)	SOFR + 5.25%	10.06%	1/29/2024	1/29/2031			102	46	76	0.00%

Armstrong Bidco Limited	The Old School School Lane, Stratford St Mary, Colchester, Essex, United Kingdom, CO7 6LZ	(4)(6)(8)	S + 5.25%	10.20%	6/2/2022	6/28/2029		GBP	478,945	573,578	621,116	1.70%

AuditBoard Inc	12900 Park Plaza Dr. Ste 200, Cerritos, CA, 90703, United States	(4)(7)(10)	SOFR + 4.75%	9.35%	7/12/2024	7/12/2031			80,730	79,613	79,577	0.22%

Avalara Inc	255 South King St., Suite 1800, Seattle, WA 98104 United States	(4)(7)(10)	SOFR + 6.25%	10.85%	10/19/2022	10/19/2028			23,077	22,649	23,077	0.06%

Azurite Intermediate Holdings Inc.	233 Wilshire Blvd., Suite 800 Santa Monica, CA 90401 United States	(4)(7)(10)	SOFR + 6.50%	11.35%	3/19/2024	3/19/2031			46,170	45,329	45,708	0.13%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

Bayshore Intermediate #2 LP	1 W Elm St ste 200, Conshohocken, PA 19428, United States	(4)(5)(10)	SOFR + 6.25%	11.55% (incl. 2.88% PIK)	6/6/2024	10/1/2028		$72,103	$71,770	$71,833	0.20%

BlueCat Networks USA, Inc.	156 W. 56th Street, 3rd Floor, New York, New York 10019 United States	(4)(10)	SOFR + 5.75%	10.86%	8/8/2022	8/8/2028		70,091	69,223	69,741	0.19%

BlueCat Networks USA, Inc.	156 W. 56th Street, 3rd Floor, New York, New York 10019 United States	(4)(10)	SOFR + 5.75%	10.71%	8/8/2022	8/8/2028		12,340	12,186	12,279	0.03%

BlueCat Networks USA, Inc.	156 W. 56th Street, 3rd Floor, New York, New York 10019 United States	(4)(5)(10)	SOFR + 5.75%	10.87%	8/8/2022	8/8/2028		8,520	8,428	8,477	0.02%

Bluefin Holding, LLC	8200 Roberts Drive, Suite 400, Atlanta, GA 30350 United States	(4)(7)(11)	SOFR + 7.25%	12.20%	9/12/2023	9/12/2029		45,513	44,482	45,263	0.12%

Boxer Parent Company, Inc.	John Hancock Tower 200 Clarendon Street Boston MA 02116 United States	(8)	SOFR + 3.75%	9.01%	7/30/2024	7/30/2031		14,681	14,645	14,669	0.04%

Brave Parent Holdings, Inc.	11695 Johns Creek Parkway, Suite 200, Johns Creek, Georgia 30097 United States	(4)(7)(10)	SOFR + 5.00%	10.25%	11/28/2023	11/28/2030		501,528	496,594	501,126	1.37%

CDK Global Inc.	1950 Hassell Rd, Hoffman Estates, Illinois, 60169 United States	(8)	SOFR + 3.25%	7.85%	5/16/2024	7/6/2029		4,985	4,985	4,939	0.01%

Cloud Software Group, Inc.	4980 Great America Parkway, Santa Clara, CA 95054 United States	(9)	SOFR + 4.00%	8.60%	5/24/2024	3/30/2029		7,481	7,487	7,459	0.02%

Cloud Software Group, Inc.	4980 Great America Parkway, Santa Clara, CA 95054 United States	(9)	SOFR + 4.50%	9.10%	3/22/2024	3/21/2031		2,600	2,605	2,610	0.01%

Cloudera, Inc.	1001 Page Mill Road Building 3 Palo Alto,CA,94304 United States	(9)	SOFR + 3.75%	8.70%	10/8/2021	10/8/2028		35,162	34,872	34,326	0.09%

Confine Visual Bidco	Kistagången 12, 164 40 Kista, Sweden	(4)(6)(8)	SOFR + 5.75%	10.58%	2/23/2022	2/23/2029		257,960	253,132	211,527	0.58%

Confine Visual Bidco	Kistagången 12, 164 40 Kista, Sweden	(4)(6)(8)	SOFR + 5.75%	10.58%	3/11/2022	2/23/2029		6,159	6,039	5,050	0.01%

Conga Corp.	13699 Via Varra, Broomfield, CO 80020, United States	(10)	SOFR + 3.50%	8.56%	8/8/2024	5/8/2028		11,509	11,509	11,565	0.03%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

Connatix Buyer, Inc.	666 Broadway, 10th Floor, New York, NY 10012, United States	(4)(10)	SOFR + 5.50%	10.53%	7/14/2021	7/14/2027			$107,049	$106,056	$104,908	0.29%

Connatix Buyer, Inc.	666 Broadway, 10th Floor, New York, NY 10012, United States	(4)(5)(7)(10)	SOFR + 5.50%	10.42%	7/14/2021	7/14/2027			3,715	3,564	3,389	0.01%

ConnectWise, LLC	4110 George Road Suite 200, Tampa, FL, 33634, United States	(9)	SOFR + 3.50%	8.37%	9/30/2021	9/29/2028			28,103	28,052	28,117	0.08%

Cornerstone OnDemand, Inc.	1601 Cloverfield Blvd Suite 620 South Santa Monica,CA,90404 United States	(9)	SOFR + 3.75%	8.71%	10/15/2021	10/16/2028			26,934	26,868	25,301	0.07%

Cornerstone OnDemand, Inc.	1601 Cloverfield Blvd Suite 620 South Santa Monica,CA,90404 United States	(4)(11)	SOFR + 6.00%	11.10%	9/7/2023	10/16/2028			34,563	33,725	34,130	0.09%

Coupa Software Inc.	1855 S. Grant Street, San Mateo, CA 94402 United States	(4)(6)(7)(10)	SOFR + 5.50%	10.75%	2/27/2023	2/27/2030			1,827	1,788	1,825	0.01%

Crewline Buyer, Inc.	188 Spear St, San Francisco, CA 94105 United States	(4)(6)(7)(11)	SOFR + 6.75%	11.35%	11/8/2023	11/8/2030			118,659	115,804	117,349	0.32%

Delta Topco, Inc.	3111 Coronado Drive in Santa Clara, CA 95054 United States	(8)	SOFR + 3.50%	8.20%	5/1/2024	12/1/2029			74,786	74,612	74,760	0.21%

Denali Bidco Ltd	53 rue de Châteaudun,75009 Paris, France	(4)(5)(6)(7)(10)	S + 6.00%	10.95%	8/29/2023	8/29/2030		GBP	14,404	17,763	19,255	0.05%

Denali Bidco Ltd	53 rue de Châteaudun,75009 Paris, France	(4)(5)(6)(8)	E + 6.00%	9.35%	8/29/2023	8/29/2030		EUR	4,174	4,416	4,647	0.01%

Denali Bidco Ltd	53 rue de Châteaudun,75009 Paris, France	(4)(5)(6)(8)	E + 5.50%	8.85%	2/28/2024	8/29/2030		EUR	263	276	293	0.00%

Denali Bidco Ltd	53 rue de Châteaudun,75009 Paris, France	(4)(5)(6)(9)	E + 6.00%	9.35%	2/28/2024	8/29/2030		EUR	5,845	6,206	6,507	0.02%

Diligent Corp	61 W 23rd Street, 4th Floor, New York, NY 10010 United States	(4)(7)(10)	SOFR + 5.00%	10.09%	4/30/2024	8/2/2030			173,460	171,697	171,626	0.47%

Diligent Corp	61 W 23rd Street, 4th Floor, New York, NY 10010 United States	(4)(10)	SOFR + 5.00%	10.09%	4/30/2024	8/2/2030			29,736	29,582	29,736	0.08%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

Discovery Education, Inc.	233 Wilshire Blvd, Suite 800, Santa Monica, CA, 90401, United States	(4)(5)(10)	SOFR + 5.75%	10.91%	4/7/2022	4/9/2029			$635,419	$628,721	$563,934	1.55%

Discovery Education, Inc.	233 Wilshire Blvd, Suite 800, Santa Monica, CA, 90401, United States	(4)(11)	SOFR + 5.75%	10.98%	10/3/2023	4/9/2029			65,604	64,961	58,224	0.16%

DTI Holdco, Inc.	Two Ravinia Drive, Suite 201, 19904 Dover, DE United States	(10)	SOFR + 4.75%	9.60%	4/26/2022	4/26/2029			24,500	24,027	24,627	0.07%

ECI Macola Max Holding, LLC	5455 Rings Road Suite 100 Dublin OH 43017 United States	(6)(10)	SOFR + 3.75%	8.35%	9/20/2024	5/9/2030			10,628	10,628	10,671	0.03%

Elements Finco Ltd	Heathrow Approach, 470 London Road, Slough, Berkshire SL3 8QY, Great Britain	(4)(5)(6)(7)(8)	S + 5.00%	9.95%	3/27/2024	4/29/2031		GBP	67,590	83,697	89,484	0.25%

Elements Finco Ltd	Heathrow Approach, 470 London Road, Slough, Berkshire SL3 8QY, Great Britain	(4)(5)(6)(8)	SOFR + 4.75%	9.60%	3/27/2024	4/29/2031			21,157	20,923	20,999	0.06%

Elements Finco Ltd	Heathrow Approach, 470 London Road, Slough, Berkshire SL3 8QY, Great Britain	(4)(5)(6)(8)	SOFR + 4.75%	9.60%	4/30/2024	4/29/2031			17,609	17,511	17,477	0.05%

Ellucian Holdings, Inc.	2003 Edmund Halley Drive, Reston, VA 20191 United States	(9)	SOFR + 3.50%	8.45%	2/29/2024	10/9/2029			1,957	1,955	1,964	0.01%

Epicor Software Corp.	807 Las Cimas Pkwy, Austin, TX 78746, United States	(10)	SOFR + 3.25%	8.10%	5/30/2024	5/30/2031			4,564	4,549	4,573	0.01%

Epicor Software Corp.	807 Las Cimas Pkwy, Austin, TX 78746, United States	(7)(10)	SOFR + 3.25%	8.10%	5/30/2024	4/25/2031			309	308	310	0.00%

Episerver, Inc.	542A Amherst Street Route 101A Nashua, NH 03063 United States	(4)(11)	SOFR + 5.25%	9.85%	12/21/2021	4/9/2026			7,064	7,027	6,994	0.02%

Episerver, Inc.	542A Amherst Street Route 101A Nashua, NH 03063 United States	(4)(7)(11)	SOFR + 5.25%	10.00%	5/26/2021	4/9/2026			17,590	17,489	17,376	0.05%

Everbridge Holdings, LLC	25 Corporate Drive, Suite 400, Burlington, MA 01803, United States	(4)(5)(6)(10)	SOFR + 5.00%	10.33%	7/2/2024	7/2/2031			34,815	34,647	34,641	0.10%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

Everbridge Holdings, LLC	25 Corporate Drive, Suite 400, Burlington, MA 01803, United States	(4)(5)(6)(7)(10)	SOFR + 5.00%	10.30%	7/2/2024	7/2/2031		$3,412	$3,366	$3,364	0.01%

Experity, Inc.	101 South Phillips Avenue, Suite 300, Sioux Falls, SD 57104, United States	(4)(10)	SOFR + 5.50%	10.60% (incl. 3.25% PIK)	7/22/2021	2/24/2028		105,722	104,648	105,722	0.29%

Experity, Inc.	101 South Phillips Avenue, Suite 300, Sioux Falls, SD 57104, United States	(4)(7)(10)	SOFR + 5.50%	10.60% (incl. 3.25% PIK)	2/24/2022	2/24/2028		34,067	33,538	34,067	0.09%

Flash Charm, Inc.	Brookhollow Ctr III, 2950 Nort Loop Freeway W, Suite 700 Houston TX 77092 United States	(10)	SOFR + 3.50%	8.75%	6/11/2024	3/2/2028		52,090	52,086	51,138	0.14%

Flexera Software, LLC	Park Blvd Suite 400 Itasca, IL 60143 United States	(10)	SOFR + 3.50%	8.46%	5/20/2024	3/3/2028		9,299	9,344	9,315	0.03%

Gen Digital Inc	60 East Rio Salado Parkway Suite 1000, Tempe, AZ, 8528, United States	(6)(9)	SOFR + 1.75%	6.60%	6/5/2024	9/12/2029		5,020	5,020	5,010	0.01%

Genesys Cloud Services Holdings II, LLC	1302 El Camino Real, Suite 300 Menlo Park, CA, 94025, United States	(10)	SOFR + 3.75%	8.60%	9/26/2024	12/1/2027		5,770	5,770	5,789	0.02%

Gigamon Inc.	3300 Olcott Street Santa Clara, CA 95054, United States	(4)(11)	SOFR + 5.75%	11.19%	3/11/2022	3/9/2029		423,957	418,581	417,598	1.15%

Gigamon Inc.	3300 Olcott Street Santa Clara, CA 95054, United States	(4)(5)(7)(10)	SOFR + 5.75%	11.21%	3/11/2022	3/9/2029		20,619	20,472	20,233	0.06%

GovernmentJobs.com, Inc.	300 Continental Blvd., El Segundo, CA 90245, United States	(4)(7)(10)	SOFR + 5.00%	9.60%	7/15/2024	12/2/2028		287,035	284,017	286,428	0.79%

Granicus Inc.	1999 Broadway, Suite 3600, Denver, Colorado 80202 United States	(4)(10)	SOFR + 5.75%	11.00% (incl. 2.25% PIK)	1/17/2024	1/17/2031		30,470	30,202	30,470	0.08%

Granicus Inc.	1999 Broadway, Suite 3600, Denver, Colorado 80202 United States	(4)(5)(7)(10)	SOFR + 5.25%	10.10% (incl. 2.25% PIK)	1/17/2024	1/17/2031		8,211	8,128	8,122	0.02%

Graphpad Software, LLC	225 Franklin Street, Fl. 26. Boston, MA 02110, United States	(4)(10)	SOFR + 4.75%	9.35%	6/28/2024	6/28/2031		143,417	142,382	142,700	0.39%

Graphpad Software, LLC	225 Franklin Street, Fl. 26. Boston, MA 02110, United States	(4)(5)(7)(10)	SOFR + 4.75%	9.35%	6/28/2024	6/28/2031		3,729	3,359	3,473	0.01%

GS Acquisitionco Inc	8529 Six Forks Rd, Suite 400, Raleigh, North Carolina 27615 United States	(4)(5)(7)(10)	SOFR + 5.25%	10.54%	3/26/2024	5/25/2028		12,027	11,962	11,952	0.03%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

GS Acquisitionco Inc	8529 Six Forks Rd, Suite 400, Raleigh, North Carolina 27615 United States	(4)(5)(7)(11)	SOFR + 5.25%	9.85%	3/26/2024	5/25/2028			$583	$564	$561	0.00%

Homecare Software Solutions, LLC	130 West 42nd Street, 2nd Floor, New York, NY 10036, United States	(4)(5)(10)	SOFR + 5.00%	10.10%	6/14/2024	6/14/2031			76,735	76,000	75,968	0.21%

Homecare Software Solutions, LLC	130 West 42nd Street, 2nd Floor, New York, NY 10036, United States	(4)(5)(10)	SOFR + 5.00%	10.10%	6/14/2024	6/14/2031			29,969	29,682	29,669	0.08%

Homecare Software Solutions, LLC	130 West 42nd Street, 2nd Floor, New York, NY 10036, United States	(4)(5)(10)	SOFR + 5.25%	10.10%	9/26/2024	6/14/2031			35,450	35,096	35,095	0.10%

HS Purchaser, LLC	6455 City West Parkway Eden Prairie, MN United States	(10)	SOFR + 4.00%	8.95%	6/23/2021	11/19/2026			35,928	35,929	34,356	0.09%

Icefall Parent, Inc.	30 Braintree Hill Office Park, Suite 101, Boston, MA 02184 United States	(4)(7)(11)	SOFR + 6.50%	11.35%	1/26/2024	1/25/2030			72,237	70,834	71,644	0.20%

Idemia America Corp	2 place Samuel Champlain, Courbevoie, Ile de France 92400, France	(6)(10)	SOFR + 4.25%	8.85%	2/2/2024	9/30/2028			997	1,004	1,002	0.00%

IGT Holding II AB	Stureplan 4, Stockholm, 114 35 Sweden	(4)(5)(6)(8)	SOFR + 6.50%	11.27% (incl. 6.50% PIK)	8/13/2024	8/27/2033			121,993	119,579	119,553	0.33%

IGT Holding IV AB	Stureplan 4, Stockholm, 114 35 Sweden	(4)(5)(6)(8)	E + 5.25%	8.6% (incl. 2.13% PIK)	10/25/2022	3/31/2028		EUR	14,538	15,634	16,061	0.04%

ION Trading Finance Ltd.	10 Queen St Place, 2nd floor, London, EC4R 1BE United Kingdom	(6)(8)	SOFR + 4.00%	9.02%	6/3/2024	4/1/2028			24,025	23,927	24,064	0.07%

IQN Holding Corp	5011 Gate Parkway Building 100, Suite 250, Jacksonville, FL 32256, United States	(4)(10)	SOFR + 5.25%	10.31%	5/2/2022	5/2/2029			46,024	45,736	46,024	0.13%

IQN Holding Corp	5011 Gate Parkway Building 100, Suite 250, Jacksonville, FL 32256, United States	(4)(5)(7)(10)	SOFR + 5.25%	10.31%	5/2/2022	5/2/2028			1,293	1,260	1,293	0.00%

IRI Group Holdings Inc	203 North LaSalle Street, Suite 1500 Chicago, IL 60601, United States	(4)(10)	SOFR + 5.00%	9.85%	4/1/2024	12/1/2028			1,591,181	1,568,258	1,591,181	4.37%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

IRI Group Holdings Inc	203 North LaSalle Street, Suite 1500 Chicago, IL 60601, United States	(4)(5)(7)(10)	SOFR + 5.00%	9.85%	4/1/2024	12/1/2027			$58,750	$57,351	$58,750	0.16%

JS Parent Inc	135 SW Taylor Suite 200 Portland, Oregon, 97204, United States	(4)(5)(7)(10)	SOFR + 5.00%	10.25%	4/24/2024	4/24/2031			81,422	81,003	81,382	0.22%

Kaseya, Inc.	701 Brickell Avenue, Miami FL 33131 United States	(4)(10)	SOFR + 5.50%	10.75%	6/23/2022	6/25/2029			747,047	736,970	747,047	2.05%

Kaseya, Inc.	701 Brickell Avenue, Miami FL 33131 United States	(4)(5)(7)(10)	SOFR + 5.50%	10.75%	6/23/2022	6/25/2029			11,426	10,985	11,095	0.03%

Kaseya, Inc.	701 Brickell Avenue, Miami FL 33131 United States	(4)(5)(7)(10)	SOFR + 5.50%	10.10%	6/23/2022	6/25/2029			12,317	11,646	12,317	0.03%

LD Lower Holdings, Inc.	8201 Greensboro Drive, Suite 717 Mclean, VA 22102-3810 United States	(4)(11)	SOFR + 7.50%	12.20%	2/8/2021	8/9/2027			107,688	107,090	106,880	0.29%

Lightbox Intermediate, LP	9 West 57th Street, 43rd Floor, New York, NY, 10019, United States	(4)(8)	SOFR + 5.00%	10.11%	6/1/2022	5/9/2026			37,145	36,767	35,566	0.10%

Magenta Security Holdings LLC	6000 Headquarters Drive, Plano, TX 75024, United States	(5)(11)	SOFR + 6.25%	11.37%	8/14/2024	7/27/2028			9,724	9,341	9,919	0.03%

Magenta Security Holdings LLC	6000 Headquarters Drive, Plano, TX 75024, United States	(5)(10)(18)	SOFR + 6.75%	12.13%	8/14/2024	7/27/2028			27,581	26,248	26,216	0.07%

Magenta Security Holdings LLC	6000 Headquarters Drive, Plano, TX 75024, United States	(5)(10)(17)(18)	SOFR + 7.00%	12.38% (incl. 5.5% PIK)	8/14/2024	7/27/2028			6,619	2,317	2,002	0.01%

Magnesium BorrowerCo, Inc.	1 Finsbury Avenue, London, United Kingdom, EC2M 2PF	(4)(10)	S + 5.00%	9.95%	5/19/2022	5/18/2029		GBP	101,483	124,688	135,677	0.37%

Magnesium BorrowerCo, Inc.	1 Finsbury Avenue, London, United Kingdom, EC2M 2PF	(4)(10)	SOFR + 5.00%	9.85%	5/19/2022	5/18/2029			1,048,417	1,030,677	1,048,417	2.88%

Magnesium BorrowerCo, Inc.	1 Finsbury Avenue, London, United Kingdom, EC2M 2PF	(4)(5)(10)	SOFR + 5.00%	9.85%	3/21/2024	5/18/2029			29,338	29,014	29,338	0.08%

Mandolin Technology Intermediate Holdings, Inc.	Nova Tower 1, 1 Allegheny Square, Suite 800, Pittsburgh, PA 15212, United States	(4)(9)	SOFR + 3.75%	8.50%	7/30/2021	7/31/2028			76,147	75,520	70,055	0.19%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

Mandolin Technology Intermediate Holdings, Inc.	Nova Tower 1, 1 Allegheny Square, Suite 800, Pittsburgh, PA 15212, United States	(4)(9)	SOFR + 6.25%	11.00%	6/9/2023	6/9/2030		$62,212	$60,694	$62,212	0.17%

Mandolin Technology Intermediate Holdings, Inc.	Nova Tower 1, 1 Allegheny Square, Suite 800, Pittsburgh, PA 15212, United States	(4)(5)(7)(8)	SOFR + 3.75%	8.54%	7/30/2021	7/31/2026		8,149	8,110	7,298	0.02%

Maverick Bidco Inc.	5001 Plaza on the Lake #111 Austin, TX 78746 United States	(10)	SOFR + 3.75%	9.15%	5/18/2021	5/18/2028		16,534	16,491	16,523	0.05%

Maverick Bidco Inc.	5001 Plaza on the Lake #111 Austin, TX 78746 United States	(4)(5)(10)	SOFR + 5.00%	10.20%	5/26/2023	5/18/2028		69,511	67,673	69,338	0.19%

Maverick Bidco Inc.	5001 Plaza on the Lake #111 Austin, TX 78746 United States	(4)(5)(7)(10)	SOFR + 4.75%	9.79%	8/16/2024	5/18/2028		15,368	14,965	15,028	0.04%

McAfee Corp.	6220 America Center Drive San Jose, CA 95002 United States	(6)(9)	SOFR + 3.25%	8.45%	5/31/2024	3/1/2029		29,722	29,476	29,654	0.08%

Medallia, Inc.	200 W 41st St, New York, NY 10036, United States	(4)(10)	SOFR + 6.50%	10.85% (incl. 4.00% PIK)	10/28/2021	10/29/2028		857,065	847,973	814,212	2.23%

Medallia, Inc.	200 W 41st St, New York, NY 10036, United States	(4)(7)(10)	SOFR + 6.50%	10.85% (incl. 4.00% PIK)	8/16/2022	10/29/2028		211,446	208,724	200,740	0.55%

Mitnick Purchaser, Inc.	64 Willow Place, Suite 100, Menlo Park DE 94025 United States	(9)(18)	SOFR + 4.50%	9.85%	5/2/2022	5/2/2029		11,646	11,607	10,412	0.03%

Monk Holding Co.	5473 Morris Hunt Dr Fort Mill, SC, 29708-6523 United States	(4)(10)(18)	SOFR + 5.50%	10.20%	12/1/2021	12/1/2027		10,972	10,833	10,972	0.03%

Monk Holding Co.	5473 Morris Hunt Dr Fort Mill, SC, 29708-6523 United States	(4)(7)(10)	SOFR + 5.50%	10.20%	12/1/2021	12/1/2027		5,444	5,273	5,214	0.01%

MRI Software, LLC	28925 Fountain Parkway Solon OH 44139 United States	(4)(5)(11)	SOFR + 4.75%	9.35%	12/19/2023	2/10/2027		50,702	50,287	50,448	0.14%

MRI Software, LLC	28925 Fountain Parkway Solon OH 44139 United States	(4)(11)	SOFR + 4.75%	9.35%	1/7/2021	2/10/2027		183,587	182,476	180,833	0.50%

MRI Software, LLC	28925 Fountain Parkway Solon OH 44139 United States	(4)(5)(7)(11)	SOFR + 4.75%	9.35%	8/27/2024	2/10/2027		7,811	7,441	6,828	0.02%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

NAVEX TopCo, Inc.	5500 Meadows Road, Suite 500, Lake Oswego, OR, 97035 United States	(4)(7)(10)	SOFR + 5.50%	10.60%	11/9/2023	11/9/2030		$100,143	$98,251	$100,143	0.27%

Nintex Topco Limited	10800 NE 8th Street, Suite 400 Bellevue, WA 98004 United States	(4)(6)(8)	SOFR + 4.50%	9.26% (incl. 1.50% PIK)	11/12/2021	11/13/2028		677,565	669,674	643,686	1.77%

Noble Midco 3 Ltd	2 Seething Ln, London EC3N 4AT, United Kingdom	(4)(5)(6)(7)(10)	SOFR + 5.00%	9.60%	6/10/2024	6/24/2031		39,181	38,708	38,909	0.11%

Oranje Holdco Inc	33 N Garden Ave, Clearwater, FL 33755 United States	(4)(5)(11)	SOFR + 7.25%	12.50%	4/19/2024	2/1/2029		5,000	4,906	5,000	0.01%

Oranje Holdco Inc	33 N Garden Ave, Clearwater, FL 33755 United States	(4)(7)(11)	SOFR + 7.50%	12.75%	2/1/2023	2/1/2029		66,000	64,659	66,000	0.18%

PDI TA Holdings, Inc.	11675 Rainwater Dr., Suite 350, Alpharetta, GA 30009, United States	(4)(7)(10)	SOFR + 5.25%	10.50%	2/1/2024	2/3/2031		68,890	67,748	68,161	0.19%

Perforce Software, Inc.	2320 Blanding Avenue, Alameda CA 94501 United States	(9)	SOFR + 4.75%	9.60%	3/22/2024	3/25/2031		19,950	19,857	19,950	0.05%

Perforce Software, Inc.	2320 Blanding Avenue, Alameda CA 94501 United States	(8)	SOFR + 3.75%	8.70%	1/7/2021	7/1/2026		15,176	15,169	15,141	0.04%

Project Alpha Intermediate Holding, Inc.	211 South Gulph Road, Suite 500, King of Prussia, PA 19406 United States	(9)	SOFR + 3.75%	9.00%	5/14/2024	10/28/2030		71,031	71,031	71,269	0.20%

Project Leopard Holdings, Inc.	300 North La Salle Street, Suite 4350, Chicago, IL 60654 United States	(9)	SOFR + 5.25%	10.60%	7/20/2022	7/20/2029		133,570	128,269	120,394	0.33%

Project Leopard Holdings, Inc.	300 North La Salle Street, Suite 4350, Chicago, IL 60654 United States	(4)(5)(7)(8)	SOFR + 4.25%	9.49%	7/20/2022	7/20/2027		9,006	9,015	6,526	0.02%

Proofpoint, Inc.	892 Ross Drive, Sunnyvale CA 94089 United States	(9)	SOFR + 3.00%	7.85%	5/28/2024	8/31/2028		6,938	6,938	6,943	0.02%

Rally Buyer, Inc.	5213 Tacome Building C · Houston, TX 77041 United States	(4)(10)	SOFR + 5.75%	10.56% (incl. 1.75% PIK)	7/19/2022	7/19/2028		142,701	140,971	135,566	0.37%

Rally Buyer, Inc.	5213 Tacome Building C · Houston, TX 77041 United States	(4)(5)(7)(10)	SOFR + 5.75%	10.57%	7/19/2022	7/19/2028		11,535	11,309	10,647	0.03%

RealPage, Inc.	4000 International Parkway, Carrollton, TX, 75007, United States	(9)	SOFR + 3.00%	7.96%	4/22/2021	4/24/2028		1,955	1,951	1,900	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

Recorded Future Inc	363 Highland Avenue, Somerville, MA 02144, United States	(4)(10)	SOFR + 5.75%	10.60%	6/28/2024	6/28/2030			$131,314	$129,629	$131,314	0.36%

Recorded Future Inc	363 Highland Avenue, Somerville, MA 02144, United States	(4)(5)(7)(10)	SOFR + 5.75%	10.88%	6/28/2024	6/28/2030			7,952	7,494	7,474	0.02%

Relativity ODA, LLC	231 South LaSalle Street, 8th Floor, Chicago, IL 60604 United States	(4)(7)(11)	SOFR + 4.50%	9.46%	5/12/2021	5/12/2029			37,640	37,587	37,520	0.10%

Rocket Software, Inc.	77 4th Avenue, Waltham MA 02451 United States	(9)	SOFR + 4.75%	9.60%	10/5/2023	11/28/2028			42,977	42,454	43,073	0.12%

S2P Acquisition Borrower, Inc.	3020 Carrington Mill Blvd Suite 100, Morrisville, NC 27560 United States	(6)(8)	SOFR + 4.00%	9.16%	1/7/2021	8/14/2026			12,380	12,390	12,411	0.03%

Sailpoint Technologies, Inc.	11120 Four Points Drive Suite 100 Austin, TX 78726 United States	(4)(7)(10)	SOFR + 6.00%	11.10%	8/16/2022	8/16/2029			384,906	379,073	384,860	1.06%

Scorpio BidCo SAS	131, Chemin du Bac -a-Traille Caluire-et-Cuire, 69300 France	(4)(5)(6)(7)(8)	E + 5.75%	9.60%	4/3/2024	4/30/2031		EUR	37,234	39,519	40,952	0.11%

Skopima Consilio Parent, LLC	188 The Embarcadero, San Francisco, CA United States 94016 United States	(9)	SOFR + 4.00%	8.96%	5/14/2021	5/12/2028			39,612	39,178	39,600	0.11%

Solarwinds Holdings, Inc.	7171 Southwest Parkway, Bldg 400, Austin, TX 78735 United States	(6)(8)	SOFR + 2.75%	7.60%	7/24/2024	2/5/2030			2,978	2,974	2,983	0.01%

Sovos Compliance, LLC	200 Ballardvale Street 4th Floor Wilmington,MA,1887 United States	(9)	SOFR + 4.50%	9.46%	8/12/2021	8/11/2028			13,791	13,737	13,803	0.04%

Spitfire Parent, Inc.	10161 Park Run Drive, Suite 150, Las Vegas, Nevada United States	(4)(11)	E + 5.50%	8.88%	3/8/2021	3/11/2027		EUR	18,866	22,593	21,001	0.06%

Spitfire Parent, Inc.	10161 Park Run Drive, Suite 150, Las Vegas, Nevada United States	(4)(11)	SOFR + 5.50%	10.45%	3/9/2021	3/11/2027			117,026	116,271	117,026	0.32%

Stamps.com, Inc.	1990 East Grand Avenue El Segundo, CA 90245 United States	(4)(5)(10)	SOFR + 5.75%	10.94%	12/14/2021	10/5/2028			9,870	9,754	9,697	0.03%

Stamps.com, Inc.	1990 East Grand Avenue El Segundo, CA 90245 United States	(4)(10)	SOFR + 5.75%	10.94%	10/5/2021	10/5/2028			839,170	829,554	824,484	2.26%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

Surf Holdings, LLC	18595 Vineyard Point Lane, Cornelius, NC 28031 United States	(6)(8)	SOFR + 3.50%	8.53%	1/7/2021	3/5/2027			$12,622	$12,646	$12,666	0.03%

Tegra118 Wealth Solutions, Inc.	255 Fiserv Drive, Brookfield WI 53045 United States	(8)	SOFR + 4.00%	9.13%	1/7/2021	2/18/2027			6,811	6,795	6,564	0.02%

TravelPerk Inc	C/ dels Almogàvers, 154-164 08018 Barcelona, Spain	(4)(5)(6)(8)	11.50%	11.50% PIK	5/2/2024	5/2/2029			43,984	41,286	41,785	0.11%

Triple Lift, Inc.	400 Lafayette St 5th floor, New York, NY 10003 United States	(4)(10)	SOFR + 5.75%	10.71%	5/6/2021	5/5/2028			43,621	43,174	41,440	0.11%

Triple Lift, Inc.	400 Lafayette St 5th floor, New York, NY 10003 United States	(4)(5)(7)(11)	SOFR + 5.75%	11.20%	5/6/2021	5/5/2028			5,480	5,333	4,677	0.01%

Triple Lift, Inc.	400 Lafayette St 5th floor, New York, NY 10003 United States	(4)(10)	SOFR + 5.75%	10.56%	3/18/2022	5/5/2028			25,586	25,286	24,307	0.07%

Varicent Parent Holdings Corp	4711 Yonge St., Suite 300, Toronto, Ontario M2N 6K8, Canada	(4)(5)(7)(10)	SOFR + 6.00%	10.60% (incl. 3.25% PIK)	8/23/2024	8/23/2031			68,826	67,544	67,511	0.19%

Vision Solutions, Inc.	15300 Barranca Parkway Suite 100 Irvine CA 92618 United States	(10)	SOFR + 4.00%	9.51%	10/25/2021	4/24/2028			40,102	40,014	39,150	0.11%

VS Buyer, LLC	8800 Lyra Drive Columbus, Ohio 43240 United States	(6)(7)(8)	SOFR + 3.25%	8.35%	4/4/2024	4/12/2031			6,318	5,420	5,362	0.01%

WPEngine, Inc.	504 Lavaca Street, Suite 1000, Austin, TX 78701 United States	(4)(7)(10)	SOFR + 6.50%	11.62%	8/14/2023	8/14/2029			81,400	79,221	81,156	0.22%

XPLOR T1, LLC	950 East Paces Ferry Road NE Atlanta, GA 30326, United States	(4)(8)	SOFR + 4.25%	8.85%	6/24/2024	6/24/2031			35,000	34,832	35,175	0.10%

Yellow Castle AB	3 Cavendish Square, London, W1G 0LB	(4)(6)(8)	ST + 4.75%	8.38% (incl. 2.59% PIK)	4/14/2022	7/9/2029		SEK	112,563	10,488	11,084	0.03%

Yellow Castle AB	3 Cavendish Square, London, W1G 0LB	(4)(6)(8)	SA + 4.75%	5.96% (incl. 1.86% PIK)	4/14/2022	7/9/2029		CHF	10,674	10,773	12,612	0.03%

Yellow Castle AB	3 Cavendish Square, London, W1G 0LB	(4)(5)(6)(10)	SA + 4.75%	5.96% (incl. 1.86% PIK)	7/28/2022	7/9/2029		CHF	3,484	3,486	4,116	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

Yellow Castle AB	3 Cavendish Square, London, W1G 0LB	(4)(6)(8)	E + 4.75%	8.42% (incl. 2.60% PIK)	4/14/2022	7/9/2029		EUR	31,713	$31,678	$35,301	0.10%

Yellow Castle AB	3 Cavendish Square, London, W1G 0LB	(4)(5)(6)(7)(8)	E + 4.75%	8.42% (incl. 2.60% PIK)	4/14/2022	7/9/2029		EUR	1,639	1,714	1,825	0.01%

Yellow Castle AB	3 Cavendish Square, London, W1G 0LB	(4)(5)(6)(10)	S + 4.75%	9.95% (incl. 3.06% PIK)	7/28/2022	7/9/2029		GBP	8,894	10,504	11,890	0.03%

Zendesk Inc	989 Market St, San Francisco, CA 94103 United States	(4)(7)(10)	SOFR + 5.00%	9.69%	7/23/2024	11/22/2028			936,617	916,681	933,497	2.56%

Zorro Bidco Ltd	740 Waterside Drive, Aztec West, Almondsbury, Bristol, BS32 4UF, United Kingdom	(4)(5)(6)(7)(8)	S + 5.00%	9.95%	8/13/2024	8/13/2031		GBP	65,579	82,099	85,727	0.24%

										15,531,921	15,501,413	42.54%
Specialty Retail

CustomInk, LLC	2910 District Avenue Fairfax VA 22031 United States	(4)(11)(18)	SOFR + 6.04%	11.39%	1/7/2021	5/3/2026			36,866	36,635	36,866	0.10%

EG America, LLC	65 Flanders Rd, Westborough, MA 01581 United States	(6)(8)	SOFR + 5.50%	10.44%	7/12/2023	2/7/2028			13,781	13,474	13,792	0.04%

Mavis Tire Express Services Topco, Corp.	358 Saw Mill River Rd, Millwood, NY 10546 United States	(10)	SOFR + 3.50%	8.35%	7/18/2024	5/4/2028			27,696	27,696	27,715	0.08%

Metis Buyer, Inc.	358 Saw Mill River Rd, Millwood, NY 10546 United States	(4)(5)(7)(8)	SOFR + 3.25%	8.36%	5/4/2021	5/4/2026			3,690	3,626	3,622	0.01%

Runner Buyer, Inc.	8 Santa Fe Way Cranbury,NJ,8512 United States	(10)	SOFR + 5.50%	10.67%	10/21/2021	10/20/2028			76,050	75,092	38,514	0.11%

StubHub Holdco Sub, LLC	160 Greentree Drive, Suite 101, Dover, Delaware, County of Kent, 19904 United States	(8)	SOFR + 4.75%	9.60%	3/15/2024	3/15/2030			11,239	11,230	11,248	0.03%

										167,753	131,757	0.37%
Technology Hardware, Storage & Peripherals

Lytx, Inc.	9785 Towne Centre Drive San Diego CA 92121 United States	(4)(11)	SOFR + 5.00%	10.20%	6/13/2024	2/28/2028			75,139	75,190	75,139	0.21%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets

Trading Companies & Distributors

FCG Acquisitions, Inc.	800 Concar Drive, Suite 100, San Mateo, CA 94402 United States	(9)	SOFR + 3.75%	8.71%	4/1/2021	3/31/2028		$22,760	$22,702	$22,794	0.06%

Foundation Building Materials, Inc.	2520 Red Hill Avenue, Santa Ana, CA 92705 United States	(9)	SOFR + 3.25%	8.76%	1/29/2021	1/31/2028		14,652	14,463	14,298	0.04%

Hillman Group Inc	1280 Kemper Meadow Drive, Cincinnati, OH 45240, Unted States	(9)	SOFR + 2.25%	7.10%	7/14/2021	7/14/2028		3,977	3,984	3,980	0.01%

Icebox Holdco III, Inc.	80 Pall Mall, London, SW1Y 5ES, United Kingdom	(9)	SOFR + 3.75%	8.62%	12/22/2021	12/22/2028		15,663	15,626	15,728	0.04%

Park River Holdings, Inc.	1 E. 4th Street Suite 1400, Cincinnati, OH, 45202 United States	(10)	SOFR + 3.25%	8.84%	1/7/2021	12/28/2027		45,781	45,460	45,128	0.12%

Porcelain Acquisition Corp.	20 Sanker Road, Dickson, TN 37055 United States	(4)(11)	SOFR + 6.00%	10.70%	4/30/2021	4/1/2027		81,276	80,406	76,805	0.21%

Red Fox CD Acquisition Corp	3916 Westpoint Blvd., Winston-Salem, NC 27103 United States	(4)(11)	SOFR + 6.00%	10.60%	3/4/2024	3/4/2030		114,533	112,135	114,533	0.31%

Sunsource Borrower, LLC	2301 Windsor Court, Suite A, Addison, IL 6010, United States	(8)	SOFR + 4.00%	8.95%	3/25/2024	3/25/2031		2,985	2,992	2,969	0.01%

White Cap Buyer, LLC	6250 Brook Hollow Parkway, Norcross, Georgia 30071 United States	(8)	SOFR + 3.25%	8.10%	6/13/2024	10/19/2029		16,915	16,875	16,812	0.05%

Windsor Holdings III LLC	3075 Highland Pkwy Ste 200 Downers Grove IL 60515 United States	(8)	SOFR + 3.50%	8.46%	9/20/2024	8/1/2030		8,881	8,881	8,934	0.02%

									323,524	321,981	0.87%
Transportation Infrastructure

Capstone Acquisition Holdings Inc	30 Technology Parkway South, Suite 200, Peachtree Corner, GA 30092 United States	(4)(7)(11)	SOFR + 4.50%	9.56%	8/29/2024	11/13/2029		96,131	95,585	96,131	0.26%

Enstructure, LLC	16 Laurel Avenue, Suite 300 Wellesley, MA 02481 United States	(4)(9)(18)	SOFR + 5.00%	10.11%	6/10/2024	6/10/2029		142,519	141,196	142,519	0.39%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Transportation Infrastructure (continued)

Enstructure, LLC	16 Laurel Avenue, Suite 300 Wellesley, MA 02481 United States	(4)(5)(7)(9)	SOFR + 5.00%	10.11%	6/10/2024	6/10/2029			$88,177	$86,357	$85,355	0.23%

Frontline Road Safety, LLC	2714 Sherman Street, Grand Prairie, TX 75051 United States	(4)(10)	SOFR + 5.75%	11.42%	5/3/2021	5/3/2027			180,328	178,787	180,328	0.49%

Frontline Road Safety, LLC	2714 Sherman Street, Grand Prairie, TX 75051 United States	(4)(10)	SOFR + 5.75%	11.42%	12/15/2023	5/3/2027			22,446	22,103	22,446	0.06%

Frontline Road Safety, LLC	2714 Sherman Street, Grand Prairie, TX 75051 United States	(4)(5)(7)(10)	SOFR + 5.75%	11.34%	12/15/2023	5/3/2027			17,947	17,630	17,666	0.05%

Helix TS, LLC	114 Capital Way Christiana, TN 37037, United States	(4)(10)	SOFR + 6.25%	11.65%	8/4/2021	8/4/2027			92,074	91,203	89,312	0.25%

Helix TS, LLC	114 Capital Way Christiana, TN 37037, United States	(4)(10)	SOFR + 6.25%	11.74%	8/4/2021	8/4/2027			61,726	61,360	59,874	0.16%

Helix TS, LLC	114 Capital Way Christiana, TN 37037, United States	(4)(10)	SOFR + 6.25%	11.09%	12/22/2023	8/4/2027			13,795	13,579	13,381	0.04%

Helix TS, LLC	114 Capital Way Christiana, TN 37037, United States	(4)(5)(10)	SOFR + 6.25%	11.00%	12/14/2022	8/4/2027			985	973	956	0.00%

Italian Motorway Holdings S.à r.l	Meif 6 Hra Italian Motorway Holdings SARL, Luxembourg	(4)(6)(8)	E + 5.25%	9.09%	4/28/2022	4/28/2029		EUR	236,429	244,330	263,180	0.72%

Liquid Tech Solutions Holdings, LLC	79 Madison Ave #439, New York, NY 10016 United States	(4)(10)	SOFR + 4.75%	9.71%	3/19/2021	3/20/2028			18,755	18,707	18,778	0.05%

Roadsafe Holdings, Inc.	3331 Street Rd #430, Bensalem, PA 19020 United States	(4)(11)	SOFR + 5.75%	11.14%	4/19/2021	10/19/2027			76,046	75,200	73,764	0.20%

Roadsafe Holdings, Inc.	3331 Street Rd #430, Bensalem, PA 19020 United States	(4)(11)	SOFR + 5.75%	11.06%	1/31/2022	10/19/2027			76,325	75,766	74,035	0.20%

Roadsafe Holdings, Inc.	3331 Street Rd #430, Bensalem, PA 19020 United States	(4)(11)	SOFR + 5.75%	11.06%	4/19/2021	10/19/2027			54,780	54,704	53,136	0.15%

Safety Borrower Holdings LP	8814 Horizon Blvd, Northeast, Suite 100, Albuquerque, NM 87113, United States	(4)(11)	SOFR + 5.25%	10.21%	9/1/2021	9/1/2027			47,430	47,211	47,430	0.13%

Safety Borrower Holdings LP	8814 Horizon Blvd, Northeast, Suite 100, Albuquerque, NM 87113, United States	(4)(5)(7)(11)	P + 4.25%	12.25%	9/1/2021	9/1/2027			1,258	1,242	1,225	0.00%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Transportation Infrastructure (continued)

Sam Holding Co, Inc.	7414 Circle17 South, Sebring, FL 33876, United States	(4)(11)	SOFR + 5.75%	10.91%	9/24/2021	9/24/2027		$147,440	$145,976	$147,440	0.40%

Sam Holding Co, Inc.	7414 Circle17 South, Sebring, FL 33876, United States	(4)(11)	SOFR + 5.75%	11.13%	9/19/2023	9/24/2027		63,360	62,419	63,360	0.17%

Sam Holding Co, Inc.	7414 Circle17 South, Sebring, FL 33876, United States	(4)(5)(11)	SOFR + 5.75%	11.08%	9/19/2023	9/24/2027		39,894	39,293	39,894	0.11%

Sam Holding Co, Inc.	7414 Circle17 South, Sebring, FL 33876, United States	(4)(11)	SOFR + 5.75%	11.17%	9/24/2021	9/24/2027		45,738	45,310	45,738	0.13%

Sam Holding Co, Inc.	7414 Circle17 South, Sebring, FL 33876, United States	(4)(5)(7)(11)	P + 5.00%	13.50%	9/24/2021	3/24/2027		6,000	5,784	6,000	0.02%

TRP Infrastructure Services, LLC	2411 Minnis Dr, Haltom City, TX 76117, United States	(4)(11)	SOFR + 5.50%	10.90%	7/9/2021	7/9/2027		71,663	70,989	68,081	0.19%

									1,595,704	1,610,029	4.40%
Wireless Telecommunication Services

CCI Buyer, Inc.	300 N. LaSalle St, Suite 5600, Chicago 60602 United States	(10)	SOFR + 4.00%	8.60%	1/7/2021	12/17/2027		20,975	20,963	20,973	0.06%

CyrusOne Revolving Warehouse	2850 N Harwood St., Suite 2200, Dallas, Texas 75201, United States	(4)(5)(6)(7)(8)	SOFR + 3.00%	8.13%	7/12/2024	7/2/2029		38,333	37,045	38,335	0.11%

									58,008	59,308	0.17%

Total First Lien Debt - non-controlled/non-affiliated									56,109,579	55,938,678	153.40%

First Lien Debt - controlled/affiliated
Chemicals

Pigments Services, Inc.	1 Concorde Gate, Suite 608, Toronto, Ontario, Canada	(4)(6)(11)(16)(17)	SOFR + 8.25% 13.27% PIK		4/14/2023	4/14/2029		18,387	15,191	8,072	0.02%

Pigments Services, Inc.	1 Concorde Gate, Suite 608, Toronto, Ontario, Canada	(4)(6)(11)(16)	SOFR + 8.25% 13.27% PIK		4/14/2023	4/14/2029		10,960	10,960	10,960	0.03%

									26,151	19,032	0.05%
Insurance

CFCo, LLC (Benefytt Technologies, Inc.)	15438 North Florida Avenue, Suite 201, Tampa, FL 33613, United States	(4)(5)(8)(16)(17)(18)	0.00%	0.00%	9/11/2023	9/13/2038		86,098	12,571	—	0.00%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Insurance (continued)

Daylight Beta Parent, LLC (Benefytt Technologies, Inc.)	15438 North Florida Avenue, Suite 201, Tampa, FL 33613, United States	(4)(5)(8)(16)(17)(18)	10.00%	10.00% PIK	9/11/2023	9/12/2033		$49,530	$49,530	$12,194	0.03%

									62,101	12,194	0.03%
Professional Services

Material Holdings, LLC	1900 Avenue of the Stars Ste 1600 19th floor Los Angeles, CA 90067 United States	(4)(5)(10)(16)	SOFR + 6.00%	10.70% (incl. 8.02% PIK)	6/14/2024	8/19/2027		227,908	225,891	227,908	0.63%

Material Holdings, LLC	1900 Avenue of the Stars Ste 1600 19th floor Los Angeles, CA 90067 United States	(4)(5)(7)(10)(16)	SOFR + 6.00%	10.70% PIK	6/14/2024	8/19/2027		55,991	55,470	33,188	0.09%

									281,361	261,096	0.72%

Total First Lien Debt - controlled/affiliated									369,613	292,322	0.80%

Total First Lien Debt									56,479,192	56,231,000	154.20%

Second Lien Debt
Second Lien Debt - non-controlled/non-affiliated
Aerospace & Defense

Atlas CC Acquisition Corp.	9465 Wilshire Blvd, Suite 300 Beverly Hills, CA 90212 United States	(4)(10)	SOFR + 7.63%	12.94%	5/25/2021	5/25/2029		44,520	44,132	34,058	0.09%

Peraton Corp.	12975 Worldgate Drive, Herndon, VA 20170 United States	(10)	SOFR + 7.75%	12.97%	5/6/2021	2/1/2029		53,259	52,824	50,146	0.14%

									96,956	84,204	0.23%
Air Freight & Logistics

Wwex Uni Topco Holdings, LLC	2323 Victory Avenue Suite 1600, Dallas, TX 75219 United States	(10)	SOFR + 7.00%	11.87%	7/26/2021	7/26/2029		33,000	32,710	32,285	0.09%
Commercial Services & Supplies

DG Investment Intermediate Holdings 2, Inc.	One Commerce Drive, Schaumburg, Illinois 60173 United States	(10)	SOFR + 6.75%	11.71%	3/31/2021	3/30/2029		29,464	29,381	27,789	0.08%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024		Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Commercial Services & Supplies (continued)

OMNIA Partners, LLC	5001 Aspen Grove Drive Franklin, TN 37067, United States	(4)(5)(8)	SOFR + 5.00%	10.28%	5/31/2024	5/31/2032			$165,000	$164,210	$165,000	0.45%

										193,591	192,789	0.53%
Construction & Engineering

Thermostat Purchaser III, Inc.	10 Parkway North Suite 100 Deerfield,IL,60015 United States	(4)(10)	SOFR + 7.25%	12.96% (incl. 0.50% PIK)	8/31/2021	8/31/2029			32,783	32,481	32,619	0.09%
Health Care Providers & Services

Canadian Hospital Specialties Ltd.	2060 Winston Park Drive, Suite 400, Oakville, Ontario L6H 5R7 Canada	(4)(6)(8)	8.75%	8.75%	4/15/2021	4/15/2029		CAD	3,800	3,000	2,501	0.01%

CD&R Artemis UK Bidco Ltd.	26 Southampton Buildings, 8th Floor, Holborn Gate London, WC2A 1AN United Kingdom	(4)(6)(8)	S + 7.50%	12.45%	8/19/2021	8/19/2029		GBP	65,340	87,873	86,701	0.24%

CD&R Artemis UK Bidco Ltd.	26 Southampton Buildings, 8th Floor, Holborn Gate London, WC2A 1AN United Kingdom	(4)(6)(9)	SOFR + 7.35%	12.10%	12/31/2021	8/19/2029			15,000	14,760	14,700	0.04%

CD&R Artemis UK Bidco Ltd.	26 Southampton Buildings, 8th Floor, Holborn Gate London, WC2A 1AN United Kingdom	(4)(5)(6)(9)	SOFR + 7.35%	12.10%	3/31/2022	8/19/2029			10,000	9,835	9,800	0.03%

Jayhawk Buyer, LLC	8717 West 110th Street, Suite 300 Overland Park, KS 66210 United States	(4)(11)	SOFR + 8.75%	14.10%	5/26/2021	10/15/2027			6,537	6,474	5,948	0.02%

										121,942	119,650	0.34%
Interactive Media & Services

Project Boost Purchaser, LLC	11660 Alpharetta Highway Suite 210 Roswell, GA 30076 United States	(5)(8)	SOFR + 5.25%	10.53%	7/16/2024	7/16/2032			44,853	44,634	45,003	0.12%
IT Services

Dcert Buyer, Inc.	2801 N Thanksgiving Way #500, Lehi 84043 United States	(8)	SOFR + 7.00%	11.85%	2/19/2021	2/19/2029			60,975	61,107	52,961	0.15%

Inovalon Holdings, Inc.	4321 Collington Rd, Bowie, MD 20716, United States	(4)(10)	SOFR + 10.50%	16.01% PIK	11/24/2021	11/24/2033			121,576	119,709	121,576	0.33%

										180,816	174,537	0.48%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Life Sciences Tools & Services

Curia Global, Inc.	26 Corporate Circle Albany,NY,12203 United States	(4)(10)	SOFR + 6.50%	12.01%	9/1/2021	8/31/2029		$45,977	$45,412	$40,919	0.11%

LSCS Holdings, Inc.	190 North Milwaukee Street Milwaukee,WI,53202 United States	(9)	SOFR + 8.00%	12.96%	12/16/2021	12/17/2029		40,000	39,608	38,500	0.11%

									85,020	79,419	0.22%
Machinery

Victory Buyer, LLC	50 East 153rd Street Bronx, NY 10451-2104 United States	(4)(9)	SOFR + 7.00%	11.96%	11/19/2021	11/19/2029		24,677	24,509	23,320	0.06%
Media

Houghton Mifflin, LLC	125 High St, Suite 900, Boston, MA 02110, United States	(4)(9)	SOFR + 8.50%	13.35%	4/7/2022	4/8/2030		80,500	79,370	78,085	0.21%
Professional Services

Celestial Saturn Parent, Inc.	40 Pacifica #900, Irvine, CA 92618 United States	(9)	SOFR + 6.50%	11.46%	6/4/2021	6/4/2029		67,488	67,093	66,026	0.18%

Deerfield Dakota Holding, LLC	55 East 52nd Street 31st Floorm Park Avenue Plaza, New York, NY 10055 United States	(10)	SOFR + 6.75%	11.62%	4/22/2021	4/7/2028		27,069	27,022	26,604	0.07%

Sedgwick Claims Management Services, Inc.	8125 Sedgwick Way, Memphis TN 38125 United States	(4)(5)(6)(8)	SOFR + 5.00%	10.25%	7/31/2024	7/31/2032		230,000	227,749	228,275	0.63%

Thevelia US, LLC	Level 15, Manulife Place, 348 Kwun Tong Rd, Ngau Tau Kok, Hong Kong	(4)(6)(9)	SOFR + 6.00%	10.60%	6/17/2022	6/17/2030		182,046	178,149	182,046	0.50%

									500,013	502,951	1.38%
Software

Boxer Parent Company, Inc.	John Hancock Tower 200 Clarendon Street Boston MA 02116 United States	(5)(8)	SOFR + 5.75%	11.01%	7/30/2024	7/30/2032		45,494	45,381	44,850	0.12%

Cloudera, Inc.	1001 Page Mill Road Building 3 Palo Alto,CA,94304 United States	(9)	SOFR + 6.00%	10.95%	10/8/2021	10/8/2029		66,697	66,348	63,140	0.17%

Delta Topco, Inc.	3111 Coronado Drive in Santa Clara, CA 95054 United States	(8)	SOFR + 5.25%	9.95%	5/1/2024	12/1/2030		87,913	87,500	88,609	0.24%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

Flash Charm, Inc.	Brookhollow Ctr III, 2950 Nort Loop Freeway W, Suite 700 Houston TX 77092 United States	(8)	SOFR + 6.75%	12.15%	3/2/2021	3/2/2029		$27,051	$26,860	$26,409	0.07%

Human Security, Inc.	111 W 33rd St 11TH Fl, New York, New York, 10001, United States	(4)(11)	SOFR + 6.75%	11.60%	7/22/2022	7/22/2027		50,000	49,507	47,750	0.13%

Human Security, Inc.	111 W 33rd St 11TH Fl, New York, New York, 10001, United States	(4)(5)(11)	SOFR + 6.75%	12.00%	7/22/2022	7/22/2027		50,000	49,507	47,750	0.13%

Mandolin Technology Intermediate Holdings, Inc.	Nova Tower 1, 1 Allegheny Square, Suite 800, Pittsburgh, PA 15212, United States	(4)(9)	SOFR + 6.50%	11.25%	7/30/2021	7/30/2029		31,950	31,682	29,234	0.08%

Maverick Bidco Inc.	5001 Plaza on the Lake #111 Austin, TX 78746 United States	(4)(5)(10)	SOFR + 8.00%	13.16%	12/19/2023	5/18/2029		628	617	619	0.00%

Maverick Bidco Inc.	5001 Plaza on the Lake #111 Austin, TX 78746 United States	(5)(10)	SOFR + 6.75%	12.15%	5/18/2021	5/18/2029		18,000	17,954	17,639	0.05%

Vision Solutions, Inc.	15300 Barranca Parkway Suite 100 Irvine CA 92618 United States	(5)(10)	SOFR + 7.25%	12.76%	4/23/2021	4/23/2029		41,439	41,257	39,030	0.11%

									416,613	405,030	1.10%
Trading Companies & Distributors

Icebox Holdco III, Inc.	80 Pall Mall, London, SW1Y 5ES, United Kingdom	(9)	SOFR + 6.75%	11.62%	12/22/2021	12/21/2029		14,000	13,908	14,158	0.04%

Total Second Lien Debt - non-controlled/non-affiliated									1,822,563	1,784,050	4.89%

Total Second Lien Debt									1,822,563	1,784,050	4.89%

Unsecured Debt
Unsecured Debt - non-controlled/non-affiliated
Biotechnology

AbbVie Inc	1 N. Waukegan Road, North Chicago, Illinois 60064, United States	(5)(6)(8)	4.80%	4.80%	9/10/2024	3/15/2029		1,000	1,032	1,029	0.00%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Biotechnology (continued)

Amgen Inc	One Amgen Center Drive, Thousand Oaks, CA 91320, United States	(5)(6)(8)	5.15%	5.15%	9/10/2024	3/2/2028		$1,000	$1,030	$1,030	0.00%

Biogen Inc	225 Binney Street, Cambridge, MA 02142, United States	(5)(6)(8)	2.25%	2.25%	9/10/2024	5/1/2030		1,000	896	893	0.00%

Gilead Sciences Inc	333 Lakeside Drive Foster City, CA 94404, United States	(5)(6)(8)	1.65%	1.65%	9/10/2024	10/1/2030		1,000	866	864	0.00%

Regeneron Pharmaceuticals Inc	777 Old Saw Mill River Road, Tarrytown, NY 10591, United States	(5)(6)(8)	1.75%	1.75%	9/10/2024	9/15/2030		1,000	869	864	0.00%

									4,693	4,680	0.00%
Health Care Equipment & Supplies

Abbott Laboratories	100 Abbott Park Road, Abbott Park, Illinois 60064, United States	(5)(6)(8)	1.40%	1.40%	9/10/2024	6/30/2030		1,000	880	875	0.00%

Alcon Finance Corp	Avenue Louis-Casaï 58, Geneva, Switzerland	(5)(6)(8)	2.60%	2.60%	9/10/2024	5/27/2030		1,000	915	913	0.00%

Becton Dickinson & Co	18-03 NJ-208, Franklin Lakes, NJ 07417, United States	(5)(6)(8)	5.08%	5.08%	9/10/2024	6/7/2029		1,000	1,035	1,034	0.00%

Boston Scientific Corp	300 Boston Scientific Way, Marlborough, MA 01752, United States	(5)(6)(8)	2.65%	2.65%	9/10/2024	6/1/2030		1,000	924	920	0.00%

									3,754	3,742	0.00%
Health Care Technology

Healthcomp Holding Company, LLC	621 Santa Fe Ave. Fresno, CA 93721 United States	(4)(5)(8)	13.75%	13.75% PIK	11/8/2023	11/8/2031		20,471	19,973	20,164	0.06%
IT Services

PPT Holdings III, LLC	5910 Landerbrook Drive, Mayfield Heights, OH 44124 United States	(4)(5)(8)	12.75%	12.75% PIK	3/25/2024	3/27/2034		8,285	8,101	8,244	0.02%
Life Sciences Tools & Services

Thermo Fisher Scientific Inc.	168 Third Avenue, Waltham, MA 02451, United States	(5)(6)(8)	5.00%	5.00%	9/10/2024	1/31/2029		1,000	1,038	1,037	0.00%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Pharmaceuticals

Astrazeneca Finance LLC	1 Francis Crick Avenue, Cambridge Biomedical Campus, Cambridge, Cambridgeshire CB2 0AA, United Kingdom	(5)(6)(8)	4.85%	4.85%	9/10/2024	2/26/2029		$1,000	$1,033	$1,032	0.00%

Bristol-Myers Squibb Co	Route 206 & Province Line Road , Princeton, New Jersey 08543, United States	(5)(6)(8)	4.90%	4.90%	9/10/2024	2/22/2029		1,000	1,035	1,034	0.00%

Eli Lilly & Co	893 Delaware St, Indianapolis, IN 46225, United States	(5)(6)(8)	4.20%	4.20%	9/10/2024	8/14/2029		1,000	1,012	1,010	0.00%

GlaxoSmithKline Capital PLC	79 New Oxford Street, London, England WC1A 1DG, United Kingdom	(5)(6)(8)	3.38%	3.38%	9/10/2024	6/1/2029		1,000	974	972	0.00%

Johnson & Johnson	1 Johnson And Johnson Plaza, New Brunswick, New Jersey, 08933, United States	(5)(6)(8)	4.80%	4.80%	9/10/2024	6/1/2029		1,000	1,044	1,041	0.00%

Merck & Co Inc	126 East Lincoln Avenue P.O. Box 2000. Rahway, NJ 07065, United States	(5)(6)(8)	4.30%	4.30%	9/10/2024	5/17/2030		1,000	1,017	1,015	0.00%

Novartis Capital Corp	Forum 1, Novartis Campus, Basel, Switzerland	(5)(6)(8)	2.20%	2.20%	9/10/2024	8/14/2030		1,000	912	908	0.00%

Novo Nordisk Finance Netherlands BV	Novo Allé, 2880 Bagsvaerd, Denmark	(5)(6)(8)	3.13%	3.13%	9/10/2024	1/21/2029		1,000	1,119	1,136	0.00%

Pfizer Inc	66 Hudson Boulevard East, New York, NY, 10001, United States	(5)(6)(8)	1.70%	1.70%	9/10/2024	5/28/2030		1,000	884	883	0.00%

Roche Holdings Inc	Grenzacherstrasse 124, Basel, Switzerland	(5)(6)(8)	4.20%	4.20%	9/10/2024	9/9/2029		1,000	1,009	1,005	0.00%

Takeda Pharmaceutical Co Ltd	12-10, Nihonbashi 2-chome, Chuo-ku, Tokyo, Japan	(5)(6)(8)	2.05%	2.05%	9/10/2024	3/31/2030		1,000	891	890	0.00%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Pharmaceuticals (continued)

Teva Pharmaceutical Finance Netherlands III B.V.	Piet Heinkade 107, Amsterdam, Netherlands	(5)(6)(8)	3.15%	3.15%	9/10/2024	10/1/2026		$1,000	$959	$962	0.00%

									11,889	11,888	0.00%

Total Unsecured Debt - non-controlled/non-affiliated									49,448	49,755	0.08%

Total Unsecured Debt									49,448	49,755	0.08%

Structured Finance Obligations - Debt Instruments
Structured Finance Obligations - Debt Instruments - non-controlled/non-affiliated
Financial Services

522 Funding CLO 2020-6, Ltd.	522 5th Avenue New York,NY,10036 United States	(4)(5)(6)(8)	SOFR + 6.76%	12.04%	11/9/2021	10/23/2034		3,000	3,000	2,884	0.01%

Allegro CLO XIII Ltd	c/o Ocorian Trust (Cayman) Limited Windward 3 Regatta Office Park P.O. Box 1350, Grand Cayman George Town, KY1-1108 KY	(4)(5)(6)(8)	SOFR + 6.87%	12.15%	5/25/2021	7/20/2034		2,500	2,451	2,496	0.01%

Apidos CLO XXXIII	C/O MaplesFS Limited PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.61%	12.01%	9/14/2021	10/24/2034		5,000	4,961	5,015	0.01%

Apidos CLO XXXVI	C/O MaplesFS Limited PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.21%	11.54%	7/28/2021	7/20/2034		8,500	8,500	8,547	0.02%

Ares Loan Funding VI Ltd	PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.40%	11.72%	5/24/2024	7/10/2037		2,000	2,000	2,006	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Financial Services (continued)

Ares LX CLO LTD	PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.51%	11.79%	5/6/2021	7/18/2034		$5,000	$4,978	$4,950	0.01%

Ares LXII CLO, Ltd.	PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.76%	12.05%	11/18/2021	1/25/2034		9,000	9,000	9,020	0.02%

Ares XXVII CLO, Ltd.	PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 7.01%	12.29%	9/23/2021	10/28/2034		5,000	4,961	5,024	0.01%

Bain Capital Credit CLO 2020-4 Ltd	c/o Maples Fiduciary Services (Jersey) Limited 2nd Floor, Sir Walter Raleigh House St. Helier, JE2 3QB Jersey	(4)(5)(6)(8)	SOFR + 7.98%	13.26%	10/11/2023	10/20/2036		5,500	5,347	5,718	0.02%

Bain Capital Credit CLO 2024-3 Ltd	c/o Maples Fiduciary Services (Jersey) Limited 2nd Floor, Sir Walter Raleigh House St. Helier, JE2 3QB Jersey	(4)(5)(6)(8)	SOFR + 6.25%	11.59%	5/16/2024	7/16/2037		2,500	2,500	2,544	0.01%

Balboa Bay Loan Funding 2021-2, Ltd.	c/o Walkers Fiduciary, 190 Elgin Avenue, George Town, Grand Cayman, Cayman Islands	(4)(5)(6)(8)	SOFR + 6.86%	12.14%	10/20/2021	1/20/2035		7,000	6,945	6,742	0.02%

Balboa Bay Loan Funding 2024-1 Ltd	c/o Walkers Fiduciary, 190 Elgin Avenue, George Town, Grand Cayman, Cayman Islands	(4)(5)(6)(8)	SOFR + 6.25%	11.60%	5/17/2024	7/20/2037		2,300	2,300	2,329	0.01%

Barings CLO Ltd 2018-II	190 Elgin Avenue Grand Cayman George Town, KY 1-9008 KY	(4)(5)(6)(8)	SOFR + 6.90%	12.00%	8/9/2024	7/15/2036		4,000	4,000	4,038	0.01%

Barings Clo Ltd 2019-IV	190 Elgin Avenue Grand Cayman George Town, KY 1-9008 KY	(4)(5)(6)(8)	SOFR + 6.40%	11.70%	5/13/2024	7/15/2037		5,000	5,000	5,032	0.01%

Barings CLO Ltd 2021-II	190 Elgin Avenue Grand Cayman George Town, KY 1-9008 KY	(4)(5)(6)(8)	SOFR + 6.51%	11.81%	7/14/2021	7/15/2034		6,000	6,000	5,925	0.02%

Barings CLO Ltd 2021-III	190 Elgin Avenue Grand Cayman George Town, KY 1-9008 KY	(4)(5)(6)(8)	SOFR + 6.91%	12.19%	11/17/2021	1/18/2035		7,200	7,200	6,806	0.02%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Financial Services (continued)

Barings Clo Ltd 2022-II	190 Elgin Avenue Grand Cayman George Town, KY 1-9008 KY	(4)(5)(6)(8)	SOFR + 6.90%	12.20%	7/2/2024	7/15/2039		$5,000	$5,000	$5,020	0.01%

Barings CLO Ltd 2023-IV	190 Elgin Avenue Grand Cayman George Town, KY 1-9008 KY	(4)(5)(6)(8)	SOFR + 7.59%	12.87%	12/6/2023	1/20/2037		3,000	2,972	3,133	0.01%

Benefit Street Partners CLO XX	190 Elgin Avenue, George Town, Grand Cayman, Cayman Islands	(4)(5)(6)(8)	SOFR + 7.01%	12.31%	8/9/2021	7/15/2034		6,500	6,500	6,536	0.02%

Benefit Street Partners CLO XXVI Ltd	190 Elgin Avenue, George Town, Grand Cayman, Cayman Islands	(4)(5)(6)(8)	SOFR + 6.00%	11.28%	7/3/2024	7/20/2037		3,000	3,000	2,985	0.01%

Benefit Street Partners, LLC BSP 2020-21A	190 Elgin Avenue, George Town, Grand Cayman, Cayman Islands	(4)(5)(6)(8)	SOFR + 6.96%	12.29%	8/25/2021	10/15/2034		3,000	2,976	3,011	0.01%

BlueMountain CLO XXIX Ltd	280 Park Ave 12th Floor, New York, NY 10017 United States	(4)(5)(6)(8)	SOFR + 7.12%	12.41%	7/15/2021	7/25/2034		2,750	2,696	2,660	0.01%

Broad River Ltd 2020-1	C/O MaplesFS Limited PO Box 1093, Queensgate House, Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.76%	12.04%	5/17/2021	7/20/2034		7,000	6,955	7,024	0.02%

Carlyle US CLO 2018-4, Ltd.	c/o Walkers Fiduciary, 190 Elgin Avenue, George Town, Grand Cayman, Cayman Islands	(4)(5)(6)(8)	SOFR + 6.43%	11.44%	7/23/2024	10/17/2037		1,000	970	976	0.00%

Carlyle US CLO 2018-4, Ltd.	c/o Walkers Fiduciary, 190 Elgin Avenue, George Town, Grand Cayman, Cayman Islands	(4)(5)(6)(8)	SOFR + 7.86%	12.87%	7/23/2024	10/17/2037		5,000	5,025	5,024	0.01%

Carlyle US CLO 2020-1, Ltd.	c/o Walkers Fiduciary, 190 Elgin Avenue, George Town, Grand Cayman, Cayman Islands	(4)(5)(6)(8)	SOFR + 6.51%	11.79%	7/14/2021	7/20/2034		11,500	11,500	11,530	0.03%

Carlyle US CLO 2022-4 Ltd	c/o Walkers Fiduciary, 190 Elgin Avenue, George Town, Grand Cayman, Cayman Islands	(4)(5)(6)(8)	SOFR + 6.75%	12.03%	7/12/2024	7/25/2036		4,000	4,000	4,016	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Financial Services (continued)

Carlyle US CLO 2023-5 Ltd	c/o Walkers Fiduciary, 190 Elgin Avenue, George Town, Grand Cayman, Cayman Islands	(4)(5)(6)(8)	SOFR + 7.90%	13.16%	11/10/2023	1/27/2036		$7,000	$6,869	$7,297	0.02%

Carval CLO V-C, LTD.	15 Esplanade St Helier St Helier, JE1 1RB JE	(4)(5)(6)(8)	SOFR + 7.01%	12.34%	11/24/2021	10/15/2034		8,000	7,937	8,028	0.02%

Carval CLO VI-C, LTD.	15 Esplanade St Helier St Helier, JE1 1RB JE	(4)(5)(6)(8)	SOFR + 7.33%	12.61%	4/22/2022	4/21/2034		8,750	8,680	8,789	0.02%

Carval Clo VIII-C Ltd	15 Esplanade St Helier St Helier, JE1 1RB JE	(4)(5)(6)(8)	SOFR + 7.60%	12.23%	9/13/2024	10/22/2037		2,000	2,000	2,010	0.01%

Carval Clo X-C Ltd	15 Esplanade St Helier St Helier, JE1 1RB JE	(4)(5)(6)(8)	SOFR + 6.15%	11.43%	6/13/2024	7/20/2037		3,000	3,000	3,042	0.01%

CarVal CLO XI C Ltd	15 Esplanade St Helier St Helier, JE1 1RB JE	(4)(5)(6)(8)	SOFR + 6.35%	11.02%	8/14/2024	10/20/2037		3,000	3,000	3,036	0.01%

CBAM 2018-8 Ltd	One Vanderbilt Ave, Suite 3400, New York, NY, 10017 United States	(4)(5)(6)(8)	SOFR + 7.40%	12.75%	5/10/2024	7/15/2037		4,000	4,000	4,035	0.01%

CBAM 2018-8 Ltd	One Vanderbilt Ave, Suite 3400, New York, NY, 10017 United States	(4)(5)(6)(8)	SOFR + 6.37%	11.72%	5/10/2024	7/15/2037		1,000	962	970	0.00%

CIFC Funding 2019-III, Ltd.	c/o Ocorian Trust (Cayman) Limited Windward 3 Regatta Office Park PO Box 1350 Grand Cayman, KY1-1108 KY	(4)(5)(6)(8)	SOFR + 7.06%	12.39%	8/16/2021	10/16/2034		8,000	8,000	8,046	0.02%

Dryden 112 CLO, Ltd.	3 Gateway Center 14th Floor Newark,NJ,7102 United States	(4)(5)(6)(8)	SOFR + 7.75%	12.87%	11/9/2023	11/15/2036		4,900	4,791	4,936	0.01%

Dryden 78 CLO Ltd	3 Gateway Center 14th Floor Newark,NJ,7102 United States	(4)(5)(6)(8)	SOFR + 7.70%	12.99%	4/4/2024	4/17/2037		4,000	4,000	4,091	0.01%

Dryden 78 CLO Ltd	3 Gateway Center 14th Floor Newark,NJ,7102 United States	(4)(5)(6)(8)	SOFR + 6.63%	11.92%	4/4/2024	4/17/2037		1,000	978	992	0.00%

Dryden 95 CLO, Ltd.	3 Gateway Center 14th Floor Newark,NJ,7102 United States	(4)(5)(6)(8)	SOFR + 6.41%	11.54%	7/29/2021	8/20/2034		8,000	8,000	7,753	0.02%

Eaton Vance CLO 2019-1 Ltd	One Post Office Square Boston, MA 02110, United States	(4)(5)(6)(8)	SOFR + 6.40%	11.74%	5/9/2024	7/15/2037		5,000	5,000	5,056	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Financial Services (continued)

Elmwood CLO 22 Ltd	c/o The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street Wilmington, DE 19801 United States	(4)(5)(6)(8)	SOFR + 6.50%	11.79%	2/8/2023	4/17/2036		$3,500	$3,466	$3,370	0.01%

Flatiron RR CLO 22, LLC	51 Madison Avenue 2nd Floor New York,NY,10010 United States	(4)(5)(6)(8)	SOFR + 6.46%	11.70%	9/27/2021	10/15/2034		5,000	5,000	5,030	0.01%

Fort Washington CLO 2021-2, Ltd.	303 Broadway Suite 1200 Cincinnati,OH,45202 United States	(4)(5)(6)(8)	SOFR + 6.87%	12.15%	8/4/2021	10/20/2034		13,000	12,882	12,978	0.04%

Galaxy 30 CLO, Ltd.	C/O INTERTRUST SPV (CAYMAN) LIMITED One Nexus Way, Camana Bay, KY1-9005 KY	(4)(5)(6)(8)	SOFR + 6.95%	12.25%	2/25/2022	4/15/2035		3,000	2,976	3,011	0.01%

Galaxy XXV CLO, Ltd.	C/O INTERTRUST SPV (CAYMAN) LIMITED One Nexus Way, Camana Bay, KY1-9005 KY	(4)(5)(6)(8)	SOFR + 6.50%	11.78%	4/19/2024	4/25/2036		4,000	4,000	4,014	0.01%

Galaxy 32 CLO Ltd	C/O INTERTRUST SPV (CAYMAN) LIMITED One Nexus Way, Camana Bay, KY1-9005 KY	(4)(5)(6)(8)	SOFR + 7.33%	12.61%	9/22/2023	10/20/2036		2,140	2,120	2,186	0.01%

Goldentree Loan Management US Clo 8 Ltd.	C/O MaplesFS Limited PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.41%	11.69%	8/4/2021	10/20/2034		7,400	7,406	7,419	0.02%

Goldentree Loan Management US Clo 15 Ltd	C/O MaplesFS Limited PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.50%	11.78%	8/18/2023	10/20/2036		6,500	6,442	6,600	0.02%

GoldenTree Loan Management US CLO 16 Ltd	C/O MaplesFS Limited PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 8.50%	13.78%	11/15/2023	1/20/2034		4,000	3,993	3,949	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Financial Services (continued)

Goldentree Loan Management US Clo 18 Ltd	C/O MaplesFS Limited PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 8.50%	13.78%	10/20/2023	1/20/2037		$5,000	$4,934	$5,018	0.01%

Gulf Stream Meridian 5, Ltd.	4350 Congress Street, Charlotte, NC 28209 United States	(4)(5)(6)(8)	SOFR + 6.59%	11.89%	5/27/2021	7/15/2034		5,000	4,960	4,929	0.01%

Gulf Stream Meridian 7, Ltd.	4350 Congress Street, Charlotte, NC 28209 United States	(4)(5)(6)(8)	SOFR + 6.85%	12.15%	2/18/2022	7/15/2035		5,000	4,959	4,961	0.01%

Halseypoint Clo 5, Ltd.	C/O Walkers Fiduciary Limited 190 Elgin Avenue Grand Cayman George Town, KY1-9008 KY	(4)(5)(6)(8)	SOFR + 7.20%	12.27%	11/19/2021	1/30/2035		9,500	9,350	9,059	0.02%

HPS Loan Management 15-2019 Ltd	c/o Ocorian Trust (Cayman) Limited Windward 3 Regatta Office Park, PO Box 1350 Grand Cayman, KY1-1108 KY	(4)(5)(6)(8)	SOFR + 6.80%	12.08%	2/8/2022	1/22/2035		4,000	3,968	4,014	0.01%

HPS Loan Management 2024-20 Ltd	c/o Ocorian Trust (Cayman) Limited Windward 3 Regatta Office Park, PO Box 1350 Grand Cayman, KY1-1108 KY	(4)(5)(6)(8)	SOFR + 6.20%	11.54%	5/15/2024	7/25/2037		2,000	2,000	1,980	0.01%

Invesco CLO 2022-3 Ltd	331 Spring Street NW, Suite 2500 Atlanta, GA 30309, United States	(4)(5)(6)(8)	SOFR + 6.75%	12.13%	9/30/2024	10/22/2037		1,500	1,485	1,485	0.00%

Jamestown CLO XIV, Ltd.	280 Park Avenue New York,NY,10017 United States	(4)(5)(6)(8)	SOFR + 7.46%	12.74%	9/23/2021	10/20/2034		10,000	9,845	10,032	0.03%

Jamestown CLO XV, Ltd.	280 Park Avenue New York,NY,10017 United States	(4)(5)(6)(8)	SOFR + 7.06%	12.39%	5/28/2024	7/15/2035		3,000	2,971	3,009	0.01%

Magnetite XXXII Ltd	WALKERS FIDUCIARY LIMITED 190 Elgin Avenue, George Town George Town, KY1-9008 KY	(4)(5)(6)(8)	SOFR + 6.90%	12.20%	3/7/2022	4/15/2035		5,000	5,000	5,033	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Financial Services (continued)

MidOcean Credit CLO XIII Ltd	c/o Maples Fiduciary Services (Jersey) Limited 2nd Floor, Sir Walter Raleigh House St. Helier, JE2 3QB Jersey	(4)(5)(6)(8)	SOFR + 7.80%	13.08%	11/16/2023	1/21/2037		$9,500	$9,143	$9,687	0.03%

MidOcean Credit CLO XIV Ltd	c/o Maples Fiduciary Services (Jersey) Limited 2nd Floor, Sir Walter Raleigh House St. Helier, JE2 3QB Jersey	(4)(5)(6)(8)	SOFR + 6.56%	11.86%	2/15/2024	4/15/2037		1,500	1,460	1,506	0.00%

MidOcean Credit CLO XIV Ltd	c/o Maples Fiduciary Services (Jersey) Limited 2nd Floor, Sir Walter Raleigh House St. Helier, JE2 3QB Jersey	(4)(5)(6)(8)	SOFR + 7.40%	12.70%	2/15/2024	4/15/2037		3,500	3,500	3,538	0.01%

Morgan Stanley Eaton Vance Clo 2021-1, Ltd.	71 Fort Street PO Box 500 Grand Cayman George Town, KY1-1106 KY	(4)(5)(6)(8)	SOFR + 7.01%	12.25%	9/24/2021	10/20/2034		6,500	6,500	6,532	0.02%

Morgan Stanley Eaton Vance CLO 2022-17A Ltd	71 Fort Street PO Box 500 Grand Cayman George Town, KY1-1106 KY	(4)(5)(6)(8)	SOFR + 7.90%	13.18%	6/30/2022	7/20/2035		1,000	1,007	1,008	0.00%

Neuberger Berman Loan Advisers CLO 38, Ltd.	PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.51%	11.79%	9/27/2021	10/20/2035		11,000	11,000	11,044	0.03%

Northwoods Capital XI-B Ltd	PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 7.35%	12.63%	7/3/2024	7/19/2037		3,412	3,354	3,364	0.01%

OCP CLO 2021-22, Ltd.	c/o Ocorian Trust (Cayman) Limited Windward 3, Regatta Office Park PO Box 1350 Grand Cayman George Town, KY1-1108 KY	(4)(5)(6)(8)	SOFR + 6.86%	12.14%	10/15/2021	12/2/2034		9,000	8,904	9,066	0.02%

OCP CLO 2020-18 Ltd	c/o Ocorian Trust (Cayman) Limited Windward 3, Regatta Office Park PO Box 1350 Grand Cayman George Town, KY1-1108 KY	(4)(5)(6)(8)	SOFR + 6.25%	11.38%	7/30/2024	7/20/2037		1,000	1,000	1,009	0.00%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Financial Services (continued)

Octagon 55, Ltd	250 Park Avenue 15th Floor New York,NY,10177 United States	(4)(5)(6)(8)	SOFR + 6.76%	12.04%	7/1/2021	7/20/2034		$11,000	$10,896	$10,885	0.03%

Octagon Investment Partners 41, Ltd.	250 Park Avenue 15th Floor New York,NY,10177 United States	(4)(5)(6)(8)	SOFR + 7.39%	12.69%	9/24/2021	10/15/2033		2,500	2,491	2,460	0.01%

Onex Credit Partners OCP 2020-19A	c/o Ocorian Trust (Cayman) Limited Windward 3, Regatta Office Park PO Box 1350 Grand Cayman George Town, KY1-1108 KY	(4)(5)(6)(8)	SOFR + 6.76%	12.04%	8/6/2021	10/20/2034		4,250	4,099	4,278	0.01%

Palmer Square CLO 2015-1, Ltd.	PO Box 1093 Queensgate House South Church Street George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.76%	11.89%	5/25/2021	5/21/2034		2,000	1,924	2,006	0.01%

Palmer Square CLO 2019-1, Ltd.	PO Box 1093 Queensgate House South Church Street George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.76%	11.88%	11/16/2021	11/14/2034		13,000	13,003	13,039	0.04%

Palmer Square CLO 2022-1, Ltd.	PO Box 1093 Queensgate House South Church Street George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.35%	11.63%	1/24/2022	4/20/2035		2,500	2,500	2,515	0.01%

Palmer Square CLO 2023-3 Ltd	PO Box 1093 Queensgate House South Church Street George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 7.83%	13.11%	11/17/2023	1/20/2037		10,000	9,906	10,383	0.03%

Parallel 2020-1 Ltd	2002 North Tampa Street, Suite 200, Tampa, FL 33602 United States	(4)(5)(6)(8)	SOFR + 6.76%	12.04%	6/14/2021	7/20/2034		3,500	3,437	3,460	0.01%

Park Avenue Institutional Advisers CLO Ltd 2022-1	10 Hudson Yards New York, NY, 10001-2157 United States	(4)(5)(6)(8)	SOFR + 7.29%	12.57%	2/11/2022	4/20/2035		6,000	5,855	5,982	0.02%

Pikes Peak CLO 3	C/O TMF (Cayman) Ltd. 2nd Floor The Grand Pavilion Commercial Centre 802 West Bay Road, Grand Cayman, KY1-1003 Cayman Islands	(4)(5)(6)(8)	SOFR + 6.87%	12.16%	8/13/2021	10/25/2034		3,000	3,010	3,021	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Financial Services (continued)

Pikes Peak CLO 5	C/O TMF (Cayman) Ltd. 2nd Floor The Grand Pavilion Commercial Centre 802 West Bay Road, Grand Cayman, KY1-1003 Cayman Islands	(4)(5)(6)(8)	SOFR + 6.90%	11.53%	9/19/2024	10/20/2037		$1,000	$1,000	$1,005	0.00%

Post CLO 2021-1, Ltd.	C/O MAPLESFS LIMITED PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.71%	12.01%	7/30/2021	10/15/2034		6,000	6,000	5,999	0.02%

Post CLO 2022-1, Ltd.	C/O MAPLESFS LIMITED PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.75%	12.03%	2/15/2022	4/20/2035		5,000	4,981	4,992	0.01%

Post CLO 2024-1, Ltd.	C/O MAPLESFS LIMITED PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.80%	12.11%	2/6/2024	4/20/2037		2,500	2,500	2,551	0.01%

PPM CLO 4, Ltd.	PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.76%	12.04%	9/29/2021	10/18/2034		6,775	6,775	6,351	0.02%

PPM CLO 5, Ltd.	PO Box 1093 Queensgate House Grand Cayman George Town, KY1-1102 KY	(4)(5)(6)(8)	SOFR + 6.76%	12.04%	9/17/2021	10/18/2034		4,800	4,800	4,560	0.01%

Rad CLO 14, Ltd.	1800 Avenue of the Stars 3rd Floor Los Angeles,CA,90067 United States	(4)(5)(6)(8)	SOFR + 6.76%	12.09%	11/2/2021	1/15/2035		6,750	6,750	6,731	0.02%

Rad CLO 16 Ltd	1800 Avenue of the Stars 3rd Floor Los Angeles,CA,90067 United States	(4)(5)(6)(8)	SOFR + 6.50%	11.80%	5/3/2024	7/15/2037		5,000	5,000	5,024	0.01%

Rad CLO 22 Ltd	1800 Avenue of the Stars 3rd Floor Los Angeles,CA,90067 United States	(4)(5)(6)(8)	SOFR + 7.73%	13.01%	10/27/2023	1/20/2037		7,500	7,290	7,627	0.02%

Rad CLO 25 Ltd	1800 Avenue of the Stars 3rd Floor Los Angeles,CA,90067 United States	(4)(5)(6)(8)	SOFR + 6.00%	11.34%	5/16/2024	7/20/2037		3,000	3,000	3,028	0.01%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Financial Services (continued)

Rad CLO 3 Ltd	1800 Avenue of the Stars 3rd Floor Los Angeles,CA,90067 United States	(4)(5)(6)(8)	SOFR + 5.88%	11.19%	6/18/2024	7/15/2037		$2,715	$2,662	$2,655	0.01%

Rad CLO 3 Ltd	1800 Avenue of the Stars 3rd Floor Los Angeles,CA,90067 United States	(4)(5)(6)(8)	SOFR + 7.00%	12.31%	6/18/2024	7/15/2037		2,715	2,715	2,696	0.01%

Rockford Tower CLO 2021-3, Ltd.	65 East 55th Street, 30th Floor, New York, NY 10022 United States	(4)(5)(6)(8)	SOFR + 6.98%	12.25%	9/22/2021	10/20/2034		2,000	1,977	1,847	0.01%

RR 19, Ltd.	C/O Walkers Fiduciary Limited 190 Elgin Avenue Grand Cayman George Town, KY1-9008 KY	(4)(5)(6)(8)	SOFR + 6.76%	12.06%	9/24/2021	10/15/2035		3,000	3,000	3,010	0.01%

RR 20, Ltd.	C/O Walkers Fiduciary Limited 190 Elgin Avenue Grand Cayman George Town, KY1-9008 KY	(4)(5)(6)(8)	SOFR + 7.25%	12.55%	4/6/2022	7/15/2037		4,000	3,966	4,017	0.01%

Sound Point CLO XXVII, Ltd.	375 Park Avenue 33rd Floor New York,NY,10152 United States	(4)(5)(6)(8)	SOFR + 6.82%	12.11%	10/1/2021	10/25/2034		5,000	4,923	4,622	0.01%

Symphony CLO 34-PS Ltd.	555 California St San Francisco, CA 94104 United States	(4)(5)(6)(8)	SOFR + 8.15%	13.43%	7/13/2023	7/24/2036		4,000	3,927	4,127	0.01%

Symphony CLO 44 Ltd	555 California St San Francisco, CA 94104 United States	(4)(5)(6)(8)	SOFR + 6.15%	11.50%	5/20/2024	7/14/2037		2,500	2,500	2,528	0.01%

Trestles Clo IV, Ltd.	C/o Ocorian Trust (Cayman) Limited Windward 3 Regatta Office Park PO Box 1350 George Town, KY1-1108 KY	(4)(5)(6)(8)	SOFR + 6.51%	11.84%	7/12/2021	7/21/2034		8,000	8,000	8,035	0.02%

Trinitas CLO XVI Ltd	60 East 42nd Street Suite 3014 New York, NY 10165, United States	(4)(5)(6)(8)	SOFR + 7.26%	12.54%	6/14/2021	7/20/2034		5,000	4,832	4,763	0.01%

Vibrant CLO IV-R Ltd	747 3rd Avenue 38th Floor New York,NY,10017 United States	(4)(5)(6)(8)	SOFR + 7.90%	12.53%	9/19/2024	10/20/2037		1,000	970	1,005	0.00%

Vibrant CLO XII Ltd.	747 3rd Avenue 38th Floor New York,NY,10017 United States	(4)(5)(6)(8)	SOFR + 6.94%	12.22%	5/16/2024	4/20/2034		2,695	2,602	2,611	0.01%

Vibrant CLO XIII, Ltd.	747 3rd Avenue 38th Floor New York,NY,10017 United States	(4)(5)(6)(8)	SOFR + 7.32%	12.62%	4/21/2021	7/15/2034		6,250	6,204	6,274	0.02%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Financial Services (continued)

Voya CLO 2019-4, Ltd.	230 Park Avenue, New York, NY 10169	(4)(5)(6)(8)	SOFR + 6.97%	12.27%	12/14/2021	1/15/2035		$8,250	$8,120	$8,278	0.02%

Voya CLO 2020-2, Ltd.	230 Park Avenue, New York, NY 10169	(4)(5)(6)(8)	SOFR + 6.66%	11.94%	8/6/2021	7/19/2034		5,000	4,922	4,982	0.01%

Total Structured Finance Obligations - Debt Instruments - non-controlled/non-affiliated									508,116	511,250	1.39%

Total Structured Finance Obligations - Debt Instruments									508,116	511,250	1.39%

Equity and other
Equity - non-controlled/non-affiliated
Aerospace & Defense

Loar Holdings Inc. - Common Equity	450 Lexington Avenue, New York, NY 10017 United States	(6)			4/25/2024		7.1%	910,404	12,614	67,907	0.19%

Micross Topco, Inc. - Common Equity	1050 Perimeter Road, Manchester, NH 03103 United States	(4)			3/28/2022		0.0%	116	125	141	0.00%

									12,739	68,048	0.19%
Air Freight & Logistics

AGI Group Holdings LP - Class A-2 Common Units	9130 S Dadeland Blvd Ste 1801, Miami, FL, 33156-7858 United States	(4)			6/11/2021		55.8%	1,674	1,674	1,471	0.00%

Mode Holdings, L.P. - Class A-2 Common Units	17330 Preston Rd., Suite 200 C Dallas, TX 75252 United States	(4)			1/7/2021		1.8%	1,076,923	1,077	1,314	0.00%

									2,751	2,785	0.00%
Biotechnology

Moderna Inc - Common Stock	325 Binney St, Cambridge, MA 02142, United States	(6)			9/12/2024		100.0%	12,613	983	843	0.00%
Capital Markets

Resolute Investment Managers, Inc. - Common Equity	220 E. Las Colinas Blvd., Suite 1200, Irving, Texas 75039 United States	(4)			12/29/2023		10.3%	48,476	1,212	103	0.00%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Commercial Services & Supplies

GTCR Investors LP - Class A-1 Common Units	1501 Yamato Road, Boca Raton, FL 33431 United States	(4)			9/29/2023		9.9%	$893,584	$894	$933	0.00%
Distributors

Box Co-Invest Blocker, LLC - (BP Alpha Holdings, L.P.) - Class A Units	2650 Galvin Dr, Elgin, IL 60124, United States	(4)			12/10/2021		55.1%	3,308,320	3,308	728	0.00%

Box Co-Invest Blocker, LLC - (BP Alpha Holdings, L.P.) - Class C Preferred Units	2650 Galvin Dr, Elgin, IL 60124, United States	(4)			7/12/2023		55.1%	401,889	390	478	0.00%

									3,698	1,206	0.00%
Diversified Consumer Services

Cambium Holdings, LLC - Senior Preferred Interest	17855 North Dallas Parkway, Suite 400, Dallas, TX 75287, United States	(4)		11.50%	8/3/2021		6.1%	29,194,330	28,735	40,672	0.11%

DTA LP - Class A Common Units	7430 East Caley Ave, Suite 320E, Centennial, CO 80111 United States	(4)			3/25/2024		5.8%	2,612,843	2,613	2,613	0.01%

									31,348	43,285	0.12%
Diversified Telecommunication Services

Point Broadband Holdings, LLC - Class A Common Units	3120 Fredrick Rd., Suite E, Opelika, Alabama 36801, United States	(4)			10/1/2021		4.1%	12,870	10,915	12,469	0.03%

Point Broadband Holdings, LLC - Class B Common Units	3120 Fredrick Rd., Suite E, Opelika, Alabama 36801, United States	(4)			10/1/2021		4.1%	685,760	1,955	2,750	0.01%

Point Broadband Holdings, LLC - Class Additional A Common Units	3120 Fredrick Rd., Suite E, Opelika, Alabama 36801, United States	(4)			3/24/2022		4.1%	2,766	2,346	2,680	0.01%

Point Broadband Holdings, LLC - Class Additional B Common Units	3120 Fredrick Rd., Suite E, Opelika, Alabama 36801, United States	(4)			3/24/2022		4.1%	147,380	420	591	0.00%

									15,636	18,490	0.05%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Electronic Equipment, Instruments & Components

Spectrum Safety Solutions Purchaser, LLC - Common Equity	13995 Pasteur Blvd., Palm Beach Gardens, FL 33418, United States	(4)(6)			7/1/2024		75.9%	$22,774,695	$22,775	$22,775	0.06%
Financial Services

THL Fund IX Investors (Plymouth II), LP - LP Interest	545 Boylston Street, 6th Floor, Boston, MA 02116 United States	(4)			8/31/2023		33.3%	666,667	667	857	0.00%
Health Care Equipment & Supplies

GCX Corporation Group Holdings, L.P. - Class A-2 Units	3875 Cypress Drive, Petaluma, CA 94954, United States	(4)			9/10/2021		90.0%	4,853	4,853	2,427	0.01%
Health Care Providers & Services

AVE Holdings I Corp. - Series A-1 Preferred Shares	520 Madison Avenue, New York, NY 10022 United States	(4)		11.50%	2/25/2022		8.1%	12,237,213	11,870	13,155	0.04%

CD&R Artemis Holdco 2 Limited - Preferred Shares	26 Southampton Buildings 8th Floor, Holborn Gate London, WC2A 1AN United Kingdom	(4)(6)		10.00%	8/19/2021		40.0%	33,000,000	43,662	57,165	0.16%

CD&R Ulysses Equity Holdings, L.P. - Common Shares	375 Park Avenue 18th Floor New York,NY,10152 United States	(4)(6)			8/19/2021		40.0%	6,000,000	6,090	5,100	0.01%

Jayhawk Holdings, LP - Class A-1 Common Units	8717 West 110th Street, Suite 300 Overland Park, KS 66210 United States	(4)			5/26/2021		0.4%	12,472	2,220	409	0.00%

Jayhawk Holdings, LP - Class A-2 Common Units	8717 West 110th Street, Suite 300 Overland Park, KS 66210 United States	(4)			5/26/2021		0.4%	6,716	1,195	220	0.00%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Health Care Providers & Services (continued)

Maia Aggregator, L.P. - Class A Units	One World Trade Center 285 Fulton Street, 84th Floor New York, NY 10007 United States	(4)			2/1/2022		98.5%	$19,700,000	$19,700	$15,563	0.04%

NC Eve, L.P. - LP Interest	26 Esplanade, St Helier, Jersey JE4 8PS, Jersey	(4)(6)			2/22/2022		50.0%	2,500,000	3,398	1,738	0.00%

WHCG Purchaser, Inc. - Class A Common Units	251 Little Falls Drive, Wilmington, DE 19808 United States	(4)			8/2/2024		65.0%	10,966,377	—	—	0.00%

									88,135	93,350	0.25%
Health Care Technology

Azalea Parent Corp - Series A-1 Preferred Shares	4150 International Plaza Suite 900 Fort Worth, TX 76109, United States	(4)		12.75%	4/30/2024		17.9%	91,500	89,213	96,075	0.26%

Caerus Midco 2 S.à r.l. - Additional Vehicle Units	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(6)			10/28/2022		3.3%	988,290	988	109	0.00%

Caerus Midco 2 S.à r.l. - Vehicle Units	450 Lexington Ave, C/O Warburg Pincus LLC; New York; 10017 United States	(4)(6)			5/25/2022		16.5%	4,941,452	4,941	4,596	0.01%

Healthcomp Holding Company, LLC - Preferred Interest	621 Santa Fe Ave. Fresno, CA 93721 United States	(4)		6.00%	11/8/2023		7.1%	18,035	1,804	1,804	0.00%

									96,946	102,584	0.27%
Insurance

RSC Topco, Inc. - Preferred Shares	160 Federal Street, Boston, MA 02110 United States	(4)		13.25%	8/14/2023		0.1%	100	97	116	0.00%

Shelf Holdco Ltd - Common Equity	Level 42, 22 Bishopsgate London, EC2N 4BQ United Kingdom	(4)(6)			12/30/2022		1.0%	1,300,000	1,300	4,875	0.01%

									1,397	4,991	0.01%
IT Services

NC Ocala Co-Invest Beta, L.P. - LP Interest	4321 Collington Rd, Bowie, MD 20716, United States	(4)			11/12/2021		31.7%	25,687,196	25,687	30,311	0.08%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Professional Services

OHCP V TC COI, LP. - LP Interest	330 7th Ave, New York, NY 10001 United States	(4)			6/29/2021		65.0%	$6,500,000	$6,500	$14,040	0.04%

Tricor Horizon - LP Interest	11 Middle Neck Road, Great Neck, New York NY 11021 United States	(4)(6)			6/13/2022		70.0%	14,396,424	14,519	15,260	0.04%

Trinity Air Consultants Holdings Corp - Common Units	330 7th Ave, New York, NY 10001 United States	(4)			6/12/2024		65.0%	4,797	5	10	0.00%

Victors CCC Topco, LP - Common Equity	251 Little Falls Drive. Wilmington, DE 19808 United States	(4)			6/1/2022		96.0%	9,600,000	9,600	17,568	0.05%

									30,624	46,878	0.13%
Software

AI Titan Group Holdings, LP - Class A-2 Common Units	4601 Six Forks Road, Suite 220, Raleigh, NC 27609, United States	(4)			8/28/2024		88.9%	1,103	1,103	1,103	0.00%

Connatix Parent, LLC - Class L Common Units	666 Broadway, 10th Floor, New York, NY 10012, United States	(4)			7/14/2021		69.4%	126,136	1,388	628	0.00%

Descartes Holdings, Inc - Class A Common Stock	777 108th Ave NE, Bellevue, WA 98004, United States	(4)			10/9/2023		81.2%	937,585	4,060	413	0.00%

Expedition Holdco, LLC - Common Units	101 South Phillips Avenue, Suite 300, Sioux Falls, SD 57104, United States	(4)			2/24/2022		81.0%	810,810	810	552	0.00%

Knockout Intermediate Holdings I, Inc. - Perpetual Preferred Stock	100 West Whitehall Avenue Northlake, IL 60164 United States	(4)		11.75%	6/23/2022		49.0%	49,020	47,795	68,015	0.19%

Lobos Parent, Inc. - Series A Preferred Shares	206 S Earl St # 394, Schaller, Iowa, United States	(4)		10.50%	11/30/2021		85.6%	45,090	43,963	57,490	0.16%

Mandolin Technology Holdings, Inc. - Series A Preferred Shares	Nova Tower 1 1 Allegheny Square, Suite 800 Pittsburgh,PA,15212 United States	(4)		10.50%	7/30/2021		90.0%	31,950,000	30,992	34,346	0.09%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Software (continued)

Mimecast Limited - LP Interest	1 Finsbury Avenue, London, United Kingdom, EC2M 2PF	(4)			5/3/2022		75.0%	$75,088,584	$75,089	$81,096	0.22%

Mitratech Holdings, Inc. - Class A Preferred Shares	5001 Plaza on the Lake #111 Austin, TX 78746 United States	(4)		13.50%	12/19/2023		1.0%	1,573	1,535	1,722	0.00%

TPG IX Newark CI, L.P. - LP Interest	188 Spear St, San Francisco, CA 94105 United States	(4)(6)			10/26/2023		10.6%	3,846,970	3,847	3,847	0.01%

TravelPerk Inc - Warrants	C/ dels Almogàvers, 154-164 08018 Barcelona, Spain	(4)(6)			5/2/2024		65.9%	244,818	2,101	2,159	0.01%

Zoro - Common Equity	989 Market St, San Francisco, CA 94103 United States	(4)			11/22/2022		35.3%	1,195,880	11,959	11,959	0.03%

Zoro - Series A Preferred Shares	989 Market St, San Francisco, CA 94103 United States	(4)		12.50%	11/22/2022		17.8%	44,535	42,976	56,782	0.16%

									267,618	320,112	0.87%
Transportation Infrastructure

Atlas Intermediate Holding, LLC - Preferred Interest	9465 Wilshire Blvd, Suit 300 Beverly Hills, California 90212 United States	(4)		11.00%	5/24/2021		84.0%	34,238,400	33,723	34,581	0.09%

Enstructure, LLC - Class A-7 Common Units	16 Laurel Avenue, Suite 300 Wellesley, MA 02481 United States	(4)			9/27/2022		18.7%	3,783,785	2,803	3,859	0.01%

Enstructure, LLC - Class A-8 Common Units	16 Laurel Avenue, Suite 300 Wellesley, MA 02481 United States	(4)			3/1/2023		18.7%	858,469	635	876	0.00%

Frontline Road Safety Investments, LLC - Class A Common Units	2714 Sherman Street, Grand Prairie, TX 75051 United States	(4)			4/30/2021		64.1%	58,590	6,178	13,024	0.04%

Ncp Helix Holdings, LLC. - Preferred Shares	888 Boylston Street, Suite 1100, Boston, Massachusetts 02199 United States	(4)		8.00%	8/3/2021		73.9%	1,485,282	1,116	1,384	0.00%

									44,455	53,724	0.14%

Total Equity - non-controlled/non-affiliated									652,418	813,702	2.18%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Structured Finance Obligations - Equity Instruments - non-controlled/non-affiliated
Financial Services

Galaxy 34 Clo Ltd	C/O INTERTRUST SPV (CAYMAN) LIMITED One Nexus Way, Camana Bay, KY1-9005 KY	(4)(6)	Estimated Yield:	16.18%	9/26/2024	10/20/2037	51.9%	$20,000,000	$18,500	$18,500	0.05%

MidOcean Credit CLO XV Ltd - Subordinated Notes	c/o Maples Fiduciary Services (Jersey) Limited 2nd Floor, Sir Walter Raleigh House St. Helier, JE2 3QB Jersey	(4)(6)	Estimated Yield:	12.28%	5/10/2024	7/21/2037	11.3%	5,000,000	3,550	3,734	0.01%

New Mountain CLO 6 Ltd	1633 Broadway, 48th Floor, New York, NY 10019, United States	(4)(6)	Estimated Yield:	15.01%	8/23/2024	10/15/2037	49.5%	18,750,000	16,238	16,051	0.04%

New Mountain CLO 6 Ltd	1633 Broadway, 48th Floor, New York, NY 10019, United States	(4)(6)			8/23/2024	10/15/2037	49.5%	1,875,000	—	—	0.00%

RAD CLO 25 Ltd - Subordinated Notes	1800 Avenue of the Stars 3rd Floor Los Angeles,CA,90067 United States	(4)(6)	Estimated Yield:	12.90%	5/16/2024	7/20/2037	13.2%	5,000,000	4,317	4,461	0.01%

RAD CLO 26 Ltd	1800 Avenue of the Stars 3rd Floor Los Angeles,CA,90067 United States	(4)(6)	Estimated Yield:	16.71%	8/7/2024	10/20/2037	14.9%	7,180,000	6,156	6,173	0.02%

Signal Peak CLO 11 Ltd - Subordinated Notes	605 Post Oak Place Dr Ste 100, Houston, Texas, 77027, United States	(4)(6)	Estimated Yield:	14.84%	6/5/2024	7/18/2037	13.4%	5,000,000	4,450	4,595	0.01%

Sixth Street CLO XXI Ltd	1 Letterman Drive, Building B/Yoda Fountain, San Francisco, CA 94129, United States	(4)(6)	Estimated Yield:	15.28%	9/29/2022	10/15/2035	18.8%	8,000,000	5,760	6,023	0.02%

Vibrant CLO XVI, Ltd	747 3rd Avenue 38th Floor New York,NY,10017 United States	(4)(6)	Estimated Yield:	17.95%	4/14/2023	4/15/2036	32.4%	12,000,000	9,600	9,600	0.03%

Total Structured Finance Obligations - Equity Instruments - non-controlled/non-affiliated									68,571	69,137	0.19%

Total Equity and other - non-controlled/non-affiliated									720,989	882,839	2.37%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Equity - non-controlled/affiliated
Distributors

GSO DL Co-Invest EIS LP (EIS Acquisition Holdings, LP - Class A Common Units)	2018 Powers Ferry Road, Suite 400 Atlanta, Georgia 30339 United States	(4)(6)(16)			11/1/2021		20.0%	$265,556	$558	$1,987	0.01%

Total Equity - non-controlled/affiliated									558	1,987	0.01%
Equity - controlled/affiliated (excluding Investments in Joint Ventures)
Chemicals

Pigments Holdings LP - LP Interest	1 Concorde Gate, Suite 608, Toronto, Ontario, Canada	(4)(6)(16)			4/14/2023		39.4%	3,943	—	—	0.00%
Financial Services

Specialty Lending Company, LLC - LLC Interest	251 Little Falls Drive, Wilmington, DE 19808 United States	(4)(6)(16)			10/19/2021		90.0%	276,759,000	276,759	276,482	0.76%
Insurance

CFCo, LLC (Benefytt Technologies, Inc.) - Class B Units	15438 North Florida Avenue, Suite 201, Tampa, FL 33613, United States	(4)(16)			9/28/2023		80.9%	134,166,603	—	—	0.00%
Professional Services

Material+ Holding Company, LLC - Class C Units	1900 Avenue of the Stars Ste 1600 19th floor Los Angeles, CA 90067 United States	(4)(16)			6/14/2024		91.5%	63,589	—	—	0.00%
Specialty Retail

GSO DL CoInvest CI LP (CustomInk, LLC - Series A Preferred Units)	2910 District Avenue Fairfax VA 22031 United States	(4)(6)(16)			1/7/2021		31.9%	1,500,000	1,421	2,185	0.01%

Total Equity - controlled/affiliated (excluding Investments in Joint Ventures)									278,180	278,667	0.77%

Total Equity and other									999,727	1,163,493	3.15%

Investments (1)(19)	Address	Footnotes	Reference Rate and Spread	Interest Rate (2)(15)	Acquisition Date	Maturity Date	% of Class Held as of 9/30/2024	Par Amount/ Units (1)	Cost (3)	Fair Value	% of Net Assets
Investments in Joint Ventures

BCRED Emerald JV LP - LP Interest	345 Park Avenue New York, NY 10154 United States	(6)(16)			1/19/2022		75.0%		$1,815,000	$1,795,374	4.93%

BCRED Verdelite JV LP - LP Interest	345 Park Avenue New York, NY 10154 United States	(6)(16)			10/21/2022		87.5%		117,706	128,340	0.35%

Investments in Joint Ventures Total									1,932,706	1,923,714	5.28%

Total Investments - non-controlled/non-affiliated									59,210,695	59,166,572	162.13%
Total Investments - non-controlled/affiliated									558	1,987	0.01%
Total Investments - controlled/affiliated (excluding Investments in Joint Ventures)									647,793	570,989	1.57%
Total Investments - Investments in Joint Ventures									1,932,706	1,923,714	5.28%

Total Investment Portfolio									61,791,752	61,663,262	168.99%
Cash and Cash Equivalents

State Street Institutional U.S. Government Money Market Fund				4.87%					15,805	15,805	0.04%

Other Cash and Cash Equivalents									1,325,540	1,325,540	3.64%

Total Portfolio Investments, Cash and Cash Equivalents									$63,133,097	$63,004,607	172.67%

(1)
Unless otherwise indicated, all debt and equity investments held by the Company (which such term “Company” shall include the Company’s consolidated subsidiaries for purposes of this Consolidated Schedule of Investments) are denominated in dollars. As of September 30, 2024, the Company had investments denominated in Canadian Dollars (CAD), Euros (EUR), British Pounds (GBP), Swiss Francs (CHF), Danish Krone (DKK), Swedish Krona (SEK), Norwegian Krone (NOK), New Zealand Dollars (NZD), and Australian Dollars (AUD). All debt investments are income producing unless otherwise indicated. All equity investments are non-income
producing unless otherwise noted. Certain portfolio company investments are subject to contractual restrictions on sales. The total par amount (in thousands) is presented for debt investments, while the number of shares or units (in whole amounts) owned is presented for equity investments. Each of the Company’s investments is pledged as collateral, under one or more of its credit facilities unless otherwise indicated.

(2)
Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either Sterling Overnight Interbank Average Rate (“SONIA” or “S”), Euro Interbank Offer Rate (“Euribor” or “E”), Secured Overnight Financing Rate (“SOFR”), Stockholm Interbank Offered Rate (“STIBOR” or “ST”), Copenhagen Interbank Offered Rate (“CIBOR” or “CI”), Norwegian Interbank Offered Rate (“NIBOR” or “N”), Swiss Average Rate Overnight (“SARON” or “SA”), New Zealand Bank Bill Reference Rate (“BKBM” or “B”), Australian Bank Bill Swap Bid Rate (“BBSY” or “BB”), Canadian Overnight Repo Rate Average (“CORRA” or “CA”), or an alternate base rate (commonly based on the Federal Funds Rate (“F”) or the U.S. Prime Rate (“P”)), which generally resets periodically. For each loan, the Company has indicated the reference rate used and provided the spread and the interest rate in effect as of September 30, 2024. Variable rate loans typically include an interest reference rate floor feature.

(3)
The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(4)
These investments were valued using unobservable inputs and are considered Level 3 investments. Fair value was determined in good faith by or under the direction of the Board of Trustees (the “Board”) (see Note 2 and Note 5), pursuant to the Company’s valuation policy.

(5)
These debt investments are not pledged as collateral under any of the Company’s credit facilities. For other debt investments that are pledged to the Company’s credit facilities, a single investment may be divided into parts that are individually pledged as collateral to separate credit facilities. Any other debt investments listed above are pledged to financing facilities or CLOs and are not available to satisfy the creditors of the Company.

(6)
The investment is not a qualifying asset under Section 55(a) of the 1940 Act. The Company may not acquire any non-qualifying
asset unless, at the time of acquisition, qualifying assets represent at least 70.0% of the Company’s total assets. As of September 30, 2024, non-qualifying
assets represented 23.5% of total assets as calculated in accordance with regulatory requirements.

(7)
Position or portion thereof is an unfunded commitment, and no interest is being earned on the unfunded portion, although the investment may be subject to unused commitment fees. Negative cost and fair value results from unamortized fees, which are capitalized to the investment cost. The unfunded commitment may be subject to a commitment termination date that may expire prior to the maturity date stated. See below for more information on the Company’s unfunded commitments:

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
123Dentist, Inc.	Delayed Draw Term Loan	8/9/2026	$25,460	$—
123Dentist, Inc.	Delayed Draw Term Loan	8/9/2026	6,562	(31)
ACI Group Holdings, Inc.	Revolver	8/2/2027	11,815	—
Accountor Group	Term Loan	9/18/2031	803	—
Accountor Group	Delayed Draw Term Loan	9/18/2031	299	—
ADCS Clinics Intermediate Holdings, LLC	Revolver	5/7/2026	3,567	—
AI Altius Bidco, Inc.	Delayed Draw Term Loan	12/21/2028	39,500	—
AI Titan Parent Inc	Delayed Draw Term Loan	9/30/2026	22,055	—
AI Titan Parent Inc	Revolver	8/29/2031	13,784	(138)
Alera Group, Inc.	Delayed Draw Term Loan	11/17/2025	15,528	—
Allium Buyer LLC	Revolver	5/2/2029	249	—
American Restoration Holdings, LLC	Revolver	7/19/2030	6,079	—
American Restoration Holdings, LLC	Delayed Draw Term Loan	1/24/2025	2,630	—
American Restoration Holdings, LLC	Delayed Draw Term Loan	7/24/2026	21,227	(212)
American Rock Salt Co LLC	Delayed Draw Term Loan	9/16/2026	1,718	—
Amerilife Holdings LLC	Revolver	8/31/2028	48,715	—
Amerilife Holdings LLC	Delayed Draw Term Loan	6/17/2026	79,071	—
Amerivet Partners Management, Inc.	Revolver	2/25/2028	11,511	—
Analytic Partners LP	Revolver	4/4/2028	3,261	—
Anaplan, Inc.	Revolver	6/21/2028	47,983	—
Apex Companies, LLC	Delayed Draw Term Loan	8/28/2026	9,696	—

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
Aptean Inc	Revolver	1/30/2031	3,641	—
Aptean Inc	Delayed Draw Term Loan	1/30/2026	4,962	—
Armada Parent, Inc.	Revolver	10/29/2027	27,000	(270)
Arnhem BidCo GmbH	Term Loan	9/18/2031	253,111	—
Arnhem BidCo GmbH	Delayed Draw Term Loan	9/18/2031	57,525	—
Ascend Buyer, LLC	Revolver	9/30/2027	5,173	—
Atlas CC Acquisition Corp.	Revolver	5/26/2026	12,921	—
Atlas CC Acquisition Corp.	Delayed Draw Term Loan	5/26/2026	14,403	(3,797)
Atlas Securitized Products Funding 2, L.P.	Revolver	4/10/2026	15,497	—
AuditBoard Inc	Delayed Draw Term Loan	7/12/2026	38,443	—
AuditBoard Inc	Revolver	7/12/2031	15,377	(154)
Avalara Inc	Revolver	10/19/2028	2,308	—
Azurite Intermediate Holdings Inc.	Delayed Draw Term Loan	3/30/2026	15,390	—
Azurite Intermediate Holdings Inc.	Revolver	3/19/2031	6,840	—
Baker Tilly Advisory Group LP	Revolver	6/3/2030	37,285	(373)
Baker Tilly Advisory Group LP	Delayed Draw Term Loan	6/3/2026	26,608	(200)
Bamboo US BidCo LLC	Delayed Draw Term Loan	3/31/2025	2,439	—
Bamboo US BidCo LLC	Revolver	9/28/2029	6,278	—
Bazaarvoice, Inc.	Revolver	5/7/2026	45,117	—
Bimini Group Purchaser Inc	Delayed Draw Term Loan	4/26/2026	76,993	(385)
Bimini Group Purchaser Inc	Revolver	4/26/2031	11,406	—
BlueCat Networks, Inc.	Term Loan	8/18/2028	55,827	—
Bluefin Holding, LLC	Revolver	9/12/2029	4,487	(22)
BradyIFS Holdings, LLC	Delayed Draw Term Loan	10/31/2025	6,426	—
Brave Parent Holdings, Inc.	Delayed Draw Term Loan	5/28/2025	22,569	—
Brave Parent Holdings, Inc.	Revolver	11/29/2030	26,868	—
Caerus US 1, Inc.	Delayed Draw Term Loan	10/28/2024	32,788	—
Caerus US 1, Inc.	Revolver	5/25/2029	35,995	—
Caerus US 1, Inc.	Delayed Draw Term Loan	10/28/2024	20,176	—
Cambium Learning Group, Inc.	Revolver	7/20/2028	101,715	—
Canadian Hospital Specialties Ltd.	Revolver	4/15/2027	1,432	—
Capstone Acquisition Holdings Inc	Delayed Draw Term Loan	8/29/2026	8,261	—
Caribou Bidco Ltd	Delayed Draw Term Loan	7/9/2027	28,928	—
Castle Management Borrower, LLC	Revolver	11/3/2029	3,750	—
CEP V Investment 11 S.à r.l.	Delayed Draw Term Loan	9/1/2026	52,464	(556)
CFC Underwriting, Ltd.	Delayed Draw Term Loan	5/16/2029	20,232	(272)
CFGI Holdings, LLC	Revolver	11/2/2027	19,950	—
CFS Brands, LLC	Delayed Draw Term Loan	4/2/2025	10,595	(106)
CFS Brands, LLC	Revolver	10/2/2030	30,858	—
Channelside AcquisitionCo, Inc.	Delayed Draw Term Loan	4/28/2025	6,792	(20)
Channelside AcquisitionCo, Inc.	Delayed Draw Term Loan	4/28/2025	918	(9)
Channelside AcquisitionCo, Inc.	Revolver	5/15/2029	13,756	—
Charger Debt Merger Sub, LLC	Revolver	5/31/2030	7,000	(70)
Charger Debt Merger Sub, LLC	Delayed Draw Term Loan	5/31/2026	21,310	—
Chronicle Bidco, Inc.	Revolver	11/14/2025	4,331	—
Chronicle Bidco, Inc.	Delayed Draw Term Loan	3/26/2026	13,265	—
Cisive Holdings Corp	Revolver	12/8/2027	4,445	(89)
Claims Automation Intermediate 2, LLC	Delayed Draw Term Loan	12/16/2024	34,260	—
Clearview Buyer, Inc.	Revolver	2/26/2027	8,085	—
Compsych Investments Corp	Delayed Draw Term Loan	7/22/2027	20,230	(51)

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
Connatix Buyer, Inc.	Revolver	7/14/2027	12,579	—
Consor Intermediate II LLC	Delayed Draw Term Loan	5/10/2026	44,439	(222)
Consor Intermediate II LLC	Revolver	5/10/2031	11,850	(59)
Continental Buyer Inc	Revolver	4/2/2031	4,282	(64)
Continental Buyer Inc	Delayed Draw Term Loan	4/2/2026	11,420	(86)
COP Home Services TopCo IV, Inc.	Revolver	12/31/2025	19,964	(214)
COP Home Services TopCo IV, Inc.	Delayed Draw Term Loan	12/30/2027	13,936	(209)
Coupa Software Inc.	Delayed Draw Term Loan	8/27/2025	164	(2)
Coupa Software Inc.	Revolver	2/27/2029	126	—
CPI Buyer, LLC	Revolver	11/1/2026	28,928	(579)
CPI Buyer, LLC	Delayed Draw Term Loan	11/23/2025	8,588	—
CRCI Longhorn Holdings Inc	Revolver	8/27/2031	5,555	—
CRCI Longhorn Holdings Inc	Delayed Draw Term Loan	8/27/2026	16,678	(83)
Crewline Buyer, Inc.	Revolver	11/8/2030	12,790	(124)
CT Technologies Intermediate Holdings, Inc.	Delayed Draw Term Loan	8/30/2026	5,636	—
CT Technologies Intermediate Holdings, Inc.	Revolver	8/30/2031	14,164	(142)
Cumming Group, Inc.	Revolver	11/16/2027	25,468	—
Cumming Group, Inc.	Delayed Draw Term Loan	5/21/2025	14,626	—
CyrusOne Revolving Warehouse	Revolver	7/2/2029	229,667	—
DCG Acquisition Corp.	Revolver	6/13/2031	36,470	(365)
DCG Acquisition Corp.	Delayed Draw Term Loan	6/13/2026	36,470	(182)
Dechra Pharmaceuticals Holdings Ltd	Delayed Draw Term Loan	1/24/2026	13,071	(163)
Dechra Pharmaceuticals Holdings Ltd	Delayed Draw Term Loan	1/24/2026	12,081	(165)
Denali Bidco Ltd	Delayed Draw Term Loan	4/17/2026	300	(3)
Digital Media Solutions, LLC	Delayed Draw Term Loan	12/10/2024	2,254	—
Diligent Corp	Delayed Draw Term Loan	4/26/2026	50,000	(375)
Diligent Corp	Revolver	8/4/2030	33,333	—
DM Intermediate Parent LLC	Revolver	9/30/2030	30,960	(464)
DM Intermediate Parent LLC	Delayed Draw Term Loan	9/30/2026	46,461	—
Doc Generici (Diocle S.p.A.)	Delayed Draw Term Loan	10/26/2024	5,367	(73)
DTA Intermediate II Ltd.	Delayed Draw Term Loan	3/27/2026	19,441	—
DTA Intermediate II Ltd.	Revolver	3/27/2030	12,961	—
DTI Holdco, Inc.	Revolver	4/26/2027	16,000	(1,459)
Elements Finco Ltd	Delayed Draw Term Loan	4/30/2027	37,680	(203)
Emergency Power Holdings, LLC	Delayed Draw Term Loan	8/17/2025	43,758	(438)
Endeavor Schools Holdings LLC	Delayed Draw Term Loan	1/18/2025	12,377	—
Enstructure LLC	Delayed Draw Term Loan	6/10/2026	88,177	—
ENV Bidco AB	Delayed Draw Term Loan	7/28/2025	27,675	(364)
Epicor Software Corp.	Delayed Draw Term Loan	5/30/2031	226	—
Episerver, Inc.	Revolver	4/9/2026	3,833	(38)
Eden Acquisitionco Ltd	Delayed Draw Term Loan	11/17/2025	7,569	(102)
Essential Services Holding Corp	Delayed Draw Term Loan	6/17/2026	14,519	(73)
Essential Services Holding Corp	Revolver	6/17/2030	9,056	(91)
Everbridge Holdings, LLC	Delayed Draw Term Loan	7/2/2026	5,292	—
Everbridge Holdings, LLC	Revolver	7/2/2031	3,481	(17)
Excelitas Technologies Corp.	Revolver	8/14/2028	14,780	—
Excelitas Technologies Corp.	Delayed Draw Term Loan	5/1/2026	4,927	(49)
Experity, Inc.	Revolver	2/24/2028	13,452	—
Experity, Inc.	Delayed Draw Term Loan	9/13/2026	39,911	—
Fern Bidco Ltd	Delayed Draw Term Loan	7/3/2027	25,512	(540)

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
Fidelis Insurance Holdings Ltd	Term Loan	8/21/2031	938,360	—
Focus Financial Partners LLC	Delayed Draw Term Loan	9/11/2031	1,599	—
Formulations Parent Corp.	Revolver	11/15/2029	3,571	(36)
Foundation Risk Partners Corp.	Revolver	10/29/2029	16,269	(244)
Foundation Risk Partners Corp.	Delayed Draw Term Loan	10/29/2025	2,255	—
Foundation Risk Partners Corp.	Delayed Draw Term Loan	5/21/2026	17,972	(90)
Frontgrade Technologies Holdings, Inc.	Revolver	1/9/2028	516	—
Frontline Road Safety, LLC	Delayed Draw Term Loan	6/15/2025	4,489	—
FusionSite Midco, LLC	Delayed Draw Term Loan	9/30/2027	54,556	(546)
FusionSite Midco, LLC	Revolver	11/17/2029	7,366	(166)
FusionSite Midco, LLC	Delayed Draw Term Loan	9/25/2025	34,251	—
G&A Partners Holding Company II, LLC	Delayed Draw Term Loan	3/1/2026	23,934	—
G&A Partners Holding Company II, LLC	Revolver	3/1/2030	6,575	(33)
Galway Borrower, LLC	Revolver	9/30/2027	15,015	—
Galway Borrower, LLC	Delayed Draw Term Loan	2/7/2026	1,961	(10)
Galway Borrower, LLC	Delayed Draw Term Loan	7/25/2025	20	—
Gannett Fleming Inc	Revolver	8/5/2030	37,324	(560)
Gatekeeper Systems Inc	Delayed Draw Term Loan	8/27/2026	61,694	—
Gatekeeper Systems Inc	Revolver	8/28/2030	12,318	—
GI Ranger Intermediate, LLC	Revolver	10/29/2027	10,800	—
Gigamon Inc.	Revolver	3/11/2028	5,155	—
Gimlet Bidco GmbH	Delayed Draw Term Loan	4/23/2027	39,244	—
GovernmentJobs.com, Inc.	Delayed Draw Term Loan	12/2/2024	60,893	—
GovernmentJobs.com, Inc.	Revolver	12/2/2027	38,416	(607)
Granicus Inc.	Delayed Draw Term Loan	8/2/2026	1,431	(7)
Granicus, Inc.	Revolver	1/17/2031	4,284	—
Graphpad Software LLC	Revolver	6/28/2031	13,945	(70)
Graphpad Software LLC	Delayed Draw Term Loan	6/28/2026	33,558	—
Great Day Improvements LLC	Revolver	6/13/2030	5,914	(118)
Groundworks LLC	Delayed Draw Term Loan	3/14/2026	1,404	—
GS Acquisitionco, Inc.	Delayed Draw Term Loan	3/26/2026	5,940	—
GS Acquisitionco, Inc.	Revolver	5/25/2028	3,917	—
GTCR Everest Borrower, LLC	Revolver	9/5/2029	3,125	(58)
Gusto Sing Bidco Pte Ltd	Delayed Draw Term Loan	10/28/2028	102	(3)
Hargreaves Lansdown	Term Loan	9/26/2031	110,792	—
High Street Buyer, Inc.	Revolver	4/16/2027	4,186	(84)
High Street Buyer, Inc.	Delayed Draw Term Loan	2/4/2025	18,244	—
High Street Buyer, Inc.	Delayed Draw Term Loan	3/1/2026	44,077	(439)
Houghton Mifflin, LLC	Revolver	4/7/2027	18,750	(96)
Icefall Parent, Inc.	Revolver	1/17/2030	6,880	(52)
IEM New Sub 2, LLC	Delayed Draw Term Loan	8/8/2026	76,076	(571)
IG Investments Holdings, LLC	Revolver	9/22/2027	55,251	—
Imagine 360 LLC	Delayed Draw Term Loan	9/18/2026	13,684	(68)
Imagine 360 LLC	Revolver	9/30/2028	8,582	(86)
Inception Fertility Ventures LLC	Revolver	4/29/2030	12,329	(247)
Inception Fertility Ventures LLC	Delayed Draw Term Loan	4/29/2026	61,644	—
Integrity Marketing Acquisition, LLC	Delayed Draw Term Loan	8/23/2026	19,372	(97)
Integrity Marketing Acquisition, LLC	Revolver	8/27/2028	2,183	—
Integrity Marketing Acquisition, LLC	Revolver	8/27/2026	653	—
IQN Holding Corp	Revolver	5/2/2028	4,249	—

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
IRI Group Holdings Inc	Revolver	12/1/2027	46,161	—
Iris Buyer, LLC	Revolver	10/2/2029	7,870	(216)
Iris Buyer, LLC	Delayed Draw Term Loan	4/2/2025	2,759	—
ISQ Hawkeye Holdco, Inc.	Revolver	8/17/2028	734	—
ISQ Hawkeye Holdco, Inc.	Delayed Draw Term Loan	8/20/2026	1,595	(8)
Java Buyer, Inc.	Delayed Draw Term Loan	6/26/2026	50,996	—
Java Buyer, Inc.	Revolver	12/15/2027	12,142	(121)
Java Buyer, Inc.	Revolver	12/15/2027	24,284	(243)
JS Parent Inc	Revolver	4/24/2031	7,880	(39)
Jupiter Bidco Limited	Delayed Draw Term Loan	8/5/2029	41,392	(662)
Kaseya, Inc.	Delayed Draw Term Loan	6/25/2029	33,089	—
Kaseya, Inc.	Revolver	6/25/2029	36,559	—
Kattegat Project Bidco AB	Delayed Draw Term Loan	10/5/2026	12,225	(157)
Knowledge Pro Buyer, Inc.	Revolver	12/10/2027	9,171	—
Knowledge Pro Buyer, Inc.	Delayed Draw Term Loan	12/8/2025	8,737	—
Kona Buyer, LLC	Delayed Draw Term Loan	7/23/2025	63,422	—
Kona Buyer, LLC	Delayed Draw Term Loan	7/23/2026	63,422	(317)
Kona Buyer, LLC	Revolver	7/23/2031	25,369	(254)
Kwol Acquisition, Inc.	Revolver	12/6/2029	785	—
Loar Group, Inc.	Delayed Draw Term Loan	12/31/2024	100,000	—
LPW Group Holdings, Inc.	Revolver	3/15/2030	6,566	(98)
Magic Bidco Inc	Delayed Draw Term Loan	7/1/2026	17,784	—
Magic Bidco Inc	Revolver	7/1/2030	3,557	—
Magneto Components BuyCo, LLC	Revolver	12/5/2029	8,983	—
Magneto Components BuyCo, LLC	Delayed Draw Term Loan	6/5/2025	10,780	(135)
Mandolin Technology Intermediate Holdings, Inc.	Revolver	7/30/2026	2,651	—
Mantech International CP	Delayed Draw Term Loan	6/14/2025	133,060	(1,200)
Mantech International CP	Revolver	4/12/2030	111,612	—
Material Holdings, LLC	Revolver	8/17/2027	3,179	(374)
Maverick Bidco Inc.	Delayed Draw Term Loan	8/16/2026	52,632	—
MB2 Dental Solutions, LLC	Delayed Draw Term Loan	8/12/2025	8,029	(26)
MB2 Dental Solutions, LLC	Delayed Draw Term Loan	8/12/2025	11,241	—
MB2 Dental Solutions, LLC	Revolver	2/13/2031	2,241	—
Medline Borrower LP	Revolver	2/27/2026	17,850	(133)
Mercury Bidco Globe Limited	Delayed Draw Term Loan	1/31/2026	25,268	—
Metis Buyer, Inc.	Revolver	5/4/2026	5,310	—
MHE Intermediate Holdings, LLC	Revolver	7/21/2027	804	—
Minotaur Acquisition, Inc.	Revolver	5/10/2030	9,910	(99)
Minotaur Acquisition, Inc.	Delayed Draw Term Loan	5/10/2025	16,516	(165)
Monk Holding Co.	Delayed Draw Term Loan	12/1/2024	17,311	—
More Cowbell II, LLC	Delayed Draw Term Loan	9/1/2025	2,244	(27)
More Cowbell II, LLC	Revolver	9/1/2029	1,655	—
MPG Parent Holdings, LLC	Delayed Draw Term Loan	1/8/2026	2,679	—
MPG Parent Holdings, LLC	Revolver	1/8/2030	2,232	—
MRI Software, LLC	Revolver	2/10/2026	25,354	(824)
MRI Software, LLC	Delayed Draw Term Loan	1/16/2027	23,940	—
Natus Medical Incorporated	Revolver	7/21/2027	1,225	—
NAVEX TopCo, Inc.	Revolver	11/9/2028	8,855	—
Navigator Acquiror, Inc.	Delayed Draw Term Loan	1/16/2025	21,446	—
NDC Acquisition Corp.	Revolver	3/9/2027	3,425	—

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
Neptune BidCo	Delayed Draw Term Loan	4/2/2031	2,051	—
Neptune Holdings, Inc.	Revolver	8/14/2030	2,000	—
Netsmart Technologies Inc	Delayed Draw Term Loan	8/23/2026	26,031	—
Netsmart Technologies Inc	Revolver	8/23/2031	26,555	(266)
Noble Midco 3 Ltd	Delayed Draw Term Loan	6/10/2027	9,042	(45)
Noble Midco 3 Ltd	Revolver	6/10/2030	6,028	(30)
North Haven Ushc Acquisition Inc	Revolver	10/30/2027	10,730	—
North Haven Ushc Acquisition Inc	Delayed Draw Term Loan	8/28/2026	25,764	—
Onex Baltimore Buyer, Inc.	Delayed Draw Term Loan	1/21/2025	68,013	—
ONS MSO, LLC	Delayed Draw Term Loan	12/13/2025	36,836	—
ONS MSO, LLC	Revolver	7/8/2026	4,750	—
Oranje Holdco Inc	Revolver	2/1/2029	8,250	—
Orisha SAS	Term Loan	10/4/2031	78,678	—
Orisha SAS	Delayed Draw Term Loan	10/4/2031	5,737	—
Orisha SAS	Revolver	10/4/2031	30,261	—
Oxford Global Resources Inc	Revolver	8/17/2027	9,254	—
Paisley Bidco Ltd	Delayed Draw Term Loan	4/18/2027	10,906	(87)
Park Place Technologies, LLC	Delayed Draw Term Loan	9/1/2025	85,594	(428)
Park Place Technologies, LLC	Revolver	3/25/2030	53,924	—
Pavion Corp.	Delayed Draw Term Loan	10/30/2025	3,902	—
PDI TA Holdings, Inc.	Delayed Draw Term Loan	2/1/2026	15,993	(160)
PDI TA Holdings, Inc.	Revolver	2/3/2031	6,996	(52)
Pearce Services, LLC	Delayed Draw Term Loan	12/29/2024	949	—
Petrus Buyer Inc	Delayed Draw Term Loan	10/17/2025	4,929	—
Petrus Buyer Inc	Revolver	10/17/2029	5,163	—
PGIS Intermediate Holdings, LLC	Revolver	10/16/2028	5,945	—
PGIS Intermediate Holdings, LLC	Delayed Draw Term Loan	10/16/2028	15,112	—
Phoenix 1 Buyer Corp.	Revolver	11/20/2029	8,349	—
Plasma Buyer, LLC	Revolver	5/12/2028	6,365	—
Plasma Buyer, LLC	Delayed Draw Term Loan	5/12/2029	1,359	—
Point Broadband Acquisition, LLC	Delayed Draw Term Loan	5/29/2026	67,596	(845)
Polyphase Elevator Holding Co.	Revolver	6/23/2027	374	—
PPV Intermediate Holdings, LLC	Revolver	8/31/2029	9,910	—
PPV Intermediate Holdings, LLC	Delayed Draw Term Loan	9/6/2025	1,867	—
PPV Intermediate Holdings, LLC	Delayed Draw Term Loan	8/7/2026	19,691	(98)
Profile Products, LLC	Revolver	11/12/2027	2,212	—
Profile Products, LLC	Revolver	11/12/2027	6,700	—
Progress Residential PM Holdings, LLC	Delayed Draw Term Loan	11/8/2024	16,623	—
Progress Residential PM Holdings, LLC	Delayed Draw Term Loan	11/8/2024	2,915	—
Project Leopard Holdings, Inc.	Revolver	7/20/2027	8,769	—
PT Intermediate Holdings III LLC	Delayed Draw Term Loan	4/4/2026	12,013	—
Qualus Power Services Corp.	Delayed Draw Term Loan	5/9/2026	46,833	—
Rally Buyer, Inc.	Revolver	7/19/2028	6,211	—
Recorded Future Inc	Delayed Draw Term Loan	6/28/2026	24,673	—
Recorded Future Inc	Revolver	6/28/2030	15,241	(152)
Redwood Services Group, LLC	Delayed Draw Term Loan	8/15/2025	5,379	—
Relativity ODA, LLC	Revolver	5/12/2027	4,813	(120)
Riser Merger Sub, Inc.	Revolver	10/31/2029	16,200	—
Riser Merger Sub, Inc.	Delayed Draw Term Loan	10/31/2025	37,800	(378)
Riser Merger Sub, Inc.	Delayed Draw Term Loan	10/31/2025	15,233	—

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
RoadOne Inc	Revolver	12/30/2028	275	—
RSC Acquisition, Inc.	Revolver	11/1/2029	6,174	(108)
RSC Acquisition, Inc.	Delayed Draw Term Loan	10/30/2026	5,881	(7)
RSC Acquisition, Inc.	Delayed Draw Term Loan	11/1/2029	55,566	(278)
Safety Borrower Holdings LP	Revolver	9/1/2027	2,097	—
Safety Products/JHC Acquisition Corp	Delayed Draw Term Loan	6/28/2026	12,675	—
Sailpoint Technologies, Inc.	Revolver	8/16/2028	34,083	—
Sam Holding Co, Inc.	Revolver	3/24/2027	18,000	—
Scorpio BidCo SAS	Delayed Draw Term Loan	4/3/2026	7,858	(81)
SEKO Global Logistics Network, LLC	Revolver	12/30/2026	2,207	—
SEKO Global Logistics Network, LLC	Revolver	12/30/2026	498	—
SG Acquisition, Inc.	Revolver	4/3/2030	13,537	—
Skopima Consilio Parent LLC	Revolver	5/14/2026	6,300	(45)
Smile Doctors, LLC	Revolver	12/23/2027	51,955	(1,299)
Smile Doctors, LLC	Delayed Draw Term Loan	6/9/2025	76,573	—
Soliant Lower Intermediate, LLC	Revolver	7/18/2029	18,500	—
Sparta UK Bidco Ltd	Delayed Draw Term Loan	9/25/2028	19,292	—
SpecialtyCare, Inc.	Revolver	6/18/2026	3,680	—
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw Term Loan	7/1/2026	69,467	(521)
Spectrum Safety Solutions Purchaser, LLC	Revolver	7/1/2030	58,815	—
Stepping Stones Healthcare Services, LLC	Revolver	12/30/2026	24,314	(122)
Stepping Stones Healthcare Services, LLC	Delayed Draw Term Loan	4/24/2026	44,329	—
STV Group, Inc.	Delayed Draw Term Loan	3/20/2026	16,811	(168)
STV Group, Inc.	Revolver	3/20/2031	10,086	—
Sunshine Cadence Holdco, LLC	Delayed Draw Term Loan	5/1/2026	35,360	—
Sunshine Cadence Holdco, LLC	Revolver	5/1/2030	32,000	(320)
Tennessee Bidco Limited	Delayed Draw Term Loan	7/1/2026	159,961	—
The Fertility Partners, Inc.	Revolver	9/16/2027	8,152	(357)
The GI Alliance Management, LLC	Delayed Draw Term Loan	3/1/2026	102,475	—
The Hiller Companies LLC	Delayed Draw Term Loan	6/20/2026	17,397	—
The Hiller Companies LLC	Revolver	6/20/2030	13,713	(137)
Thermostat Purchaser III, Inc.	Revolver	8/31/2026	8,125	(51)
Trader Corp.	Term Loan	9/9/2026	100,150	—
Trader Corp.	Term Loan	9/9/2026	57,153	—
Trader Corp.	Second Lien Term Loan	8/14/2026	592,593	—
Trader Corp.	Revolver	9/9/2026	28,322	—
Trader Corp.	Revolver	12/22/2028	8,022	—
Trinity Air Consultants Holdings Corp.	Delayed Draw Term Loan	12/31/2024	15,079	—
Trinity Air Consultants Holdings Corp.	Revolver	6/29/2028	13,269	—
Trinity Partners Holdings, LLC	Delayed Draw Term Loan	6/20/2025	115,743	—
Triple Lift, Inc.	Revolver	5/6/2028	8,815	—
Truist Insurance Holdings LLC	Revolver	5/6/2029	19,048	—
Turing Holdco, Inc.	Delayed Draw Term Loan	8/3/2028	47,204	—
Turing Holdco, Inc.	Delayed Draw Term Loan	8/3/2028	31,353	—
Unified Women’s Healthcare LP	Revolver	6/18/2029	101,845	—
Unified Women’s Healthcare LP	Delayed Draw Term Loan	3/25/2026	3,243	—
US Oral Surgery Management Holdco, LLC	Revolver	11/18/2027	15,496	—
US Oral Surgery Management Holdco, LLC	Delayed Draw Term Loan	12/31/2024	6,452	—
Varicent Parent Holdings Corp	Delayed Draw Term Loan	8/23/2026	18,545	—
Varicent Parent Holdings Corp	Revolver	8/23/2031	9,550	(143)

Investments	Commitment Type	Commitment Expiration Date	Unfunded Commitment	Fair Value
Victors CCC Buyer, LLC	Delayed Draw Term Loan	6/1/2029	31,095	—
Victors CCC Buyer, LLC	Revolver	6/1/2029	29,205	—
VS Buyer, LLC	Revolver	4/12/2029	15,000	(975)
Water Holdings Acquisition LLC	Delayed Draw Term Loan	7/31/2026	37,122	(186)
West Monroe Partners, LLC	Revolver	11/9/2027	70,714	—
WHCG Purchaser III Inc	Delayed Draw Term Loan	6/30/2027	17,234	—
World Insurance Associates, LLC	Delayed Draw Term Loan	4/21/2025	35,593	—
World Insurance Associates, LLC	Revolver	4/3/2028	3,333	—
WPEngine, Inc.	Revolver	8/14/2029	8,140	(244)
Yellow Castle AB	Delayed Draw Term Loan	7/7/2029	11,621	—
Young & Associates, LLC	Term Loan	10/1/2031	43,861	—
Young & Associates, LLC	Delayed Draw Term Loan	10/1/2031	18,977	—
Young & Associates, LLC	Revolver	10/1/2031	9,054	—
Zellis Topco Ltd.	Term Loan	1/13/2026	21,107	—
Zendesk Inc	Delayed Draw Term Loan	11/22/2025	208,035	(3,121)
Zendesk Inc	Revolver	7/23/2030	97,650	—
Zeus, LLC	Revolver	2/8/2030	6,851	(34)
Zeus, LLC	Delayed Draw Term Loan	2/27/2026	9,135	(69)
Zorro Bidco Ltd	Delayed Draw Term Loan	8/13/2027	18,421	—

Total unfunded commitments			$9,564,958	$(34,016)

(8)	There are no interest rate floors on these investments.
(9)	The interest rate floor on these investments as of September 30, 2024 was 0.50%.
(10)	The interest rate floor on these investments as of September 30, 2024 was 0.75%.
(11)	The interest rate floor on these investments as of September 30, 2024 was 1.00%.
(12)	The interest rate floor on these investments as of September 30, 2024 was 1.25%.
(13)	The interest rate floor on these investments as of September 30, 2024 was 1.50%.
(14)	The interest rate floor on these investments as of September 30, 2024 was 2.00%.
(15)	For unsettled positions the interest rate does not include the base rate.

(16)
Under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “1940 Act”), the Company is deemed to “control” a portfolio company if the Company owns more than 25% of its outstanding voting securities and/or held the power to exercise control over the management or policies of the portfolio company. Under the 1940 Act, the Company is deemed an “affiliated person” of a portfolio company if the Company owns 5% or more of the portfolio company’s outstanding voting securities. As of September 30, 2024, the Company’s controlled/affiliated and non-controlled/affiliated
investments were as follows:

	December 31, 2023	Gross Additions	Gross Reductions	Change in Unrealized Gains (Losses)	Net Realized Gain (Loss)	September 30, 2024	Income
Non-Controlled/Affiliated Investments
GSO DL Co-Invest EIS LP (EIS Acquisition Holdings, LP — Class A Common Units)	$2,499	$—	$—	$(512)	$—	$1,987	$13

Controlled/Affiliated Investments
Daylight Beta Parent, LLC (Benefytt Technologies, Inc.)	49,530	—	—	(37,336)	—	12,194	—
CFCo, LLC (Benefytt Technologies, Inc.)	612	—	—	(612)	—	—	—
CFCo, LLC (Benefytt Technologies, Inc.) — Class B Units	—	—	—	—	—	—	—
Pigments Services, Inc.	9,412	—	(115)	(1,225)	—	8,072	—
Pigments Services, Inc.	9,908	1,120	(68)	—	—	10,960	1,084
Pigments Holdings LP — LP Interest	—	—	—	—	—	—	—
Material Holdings, LLC	—	225,891	—	2,017	—	227,908	7,710
Material Holdings, LLC	—	55,470	—	(22,282)	—	33,188	1,876
Material+ Holding Company, LLC — Class C Units	—	—	—	—	—	—	—
Specialty Lending Company, LLC — LLC Interest	265,631	39,285	(13,500)	(14,934)	—	276,482	—
BCRED Emerald JV LP — LP Interest	2,032,260	—	(187,500)	(49,386)	—	1,795,374	213,271
BCRED Verdelite JV LP — LP Interest	129,265	—	—	(925)	—	128,340	11,170
GSO DL CoInvest CI LP (CustomInk, LLC — Series A Preferred Units)	1,981	—	—	204	—	2,185	—

Total	$2,501,098	$321,766	$(201,183)	$(124,991)	$—	$2,496,690	$235,124

(17)	Loan was on non-accrual status as of September 30, 2024.
(18)
These loans are
“last-out”
portions of loans. The
“last-out”
portion of the Company’s loan investment generally earns a higher interest rate than the
“first-out”
portion, and in exchange the
“first-out”
portion would generally receive priority with respect to payment principal, interest and any other amounts due thereunder over the
“last-out”
portion.

(19)
All securities are exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), including investments in joint ventures but excluding Loar Holdings Inc.—Common Equity and Moderna Inc—Common Stock, and may be deemed to be “restricted securities.” As of September 30, 2024, the aggregate fair value of these securities is $61,594.5 million or 168.80% of the Company’s net assets. The initial acquisition dates have been included for such securities.

ADDITIONAL INFORMATION

Foreign Currency Forward Contracts
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	USD	11,063	CAD	15,000	12/18/2024	$(58)
Deutsche Bank AG	USD	14,751	CAD	20,000	12/17/2024	(77)
BNP PARIBAS US	USD	1,695	CAD	2,300	11/21/2024	(9)
Deutsche Bank AG	USD	11,737	CHF	9,820	12/18/2024	10
Goldman Sachs Bank USA	USD	83,534	DKK	557,791	12/18/2024	(183)
BNP PARIBAS US	USD	100,608	EUR	90,200	11/21/2024	(114)
Deutsche Bank AG	USD	170,802	EUR	153,000	12/18/2024	(230)
Deutsche Bank AG	USD	104,044	GBP	78,800	12/18/2024	(1,512)
BNP PARIBAS US	USD	53,582	GBP	40,900	11/21/2024	(1,211)
Goldman Sachs Bank USA	USD	53,108	NOK	562,273	12/18/2024	(275)
BNP PARIBAS US	USD	2,847	NOK	30,100	11/21/2024	(10)
Goldman Sachs Bank USA	USD	24,324	NZD	39,280	12/18/2024	(673)
Goldman Sachs Bank USA	USD	23,580	SEK	239,106	12/18/2024	(77)
Goldman Sachs Bank USA	USD	10,823	SEK	109,749	12/17/2024	(36)
BNP PARIBAS US	USD	1,874	SEK	19,100	11/21/2024	(13)

Total Foreign Currency Forward Contracts		668,372		1,967,419		$(4,468)

Interest Rate Swaps
Counterparty	Hedged Instrument	Company Receives	Company Pays	Maturity Date	Notional Amount	Fair Market Value	Upfront Payments / Receipts	Change in Unrealized Gains / (Losses) (1)
Goldman Sachs Bank USA	November 2024 Notes	2.35%	SOFR + 0.66%	11/22/2024	500,000	$(2,305)	—	$11,451
Goldman Sachs Bank USA	January 2025 Notes	2.70%	SOFR + 0.99%	1/15/2025	500,000	(4,323)	—	11,089
Goldman Sachs Bank USA	December 2026 Notes	2.63%	SOFR + 0.26%	12/15/2026	625,000	(14,119)	—	10,605
Deutsche Bank	December 2026 Notes	2.63%	SOFR + 0.26%	12/15/2026	625,000	(13,945)	—	10,550
Goldman Sachs Bank USA	March 2025 Notes	4.70%	SOFR + 2.43%	3/24/2025	400,000	(4,011)	—	7,078
Deutsche Bank	March 2025 Notes	4.70%	SOFR + 2.43%	3/24/2025	500,000	(5,019)	—	8,855
Deutsche Bank	April 2026 UK Bonds	4.87%	SONIA + 2.78%	4/14/2026	GBP 250,000	(9,437)	—	2,984
Sumitomo Mitsui Banking Corporation	May 2027 Notes	5.61%	SOFR + 2.79%	5/3/2027	625,000	(9,094)	—	9,081
Sumitomo Mitsui Banking Corporation	September 2025 Notes	7.05%	SOFR + 2.93%	9/29/2025	600,000	1,041	—	2,882
Goldman Sachs Bank USA	October 2027 Notes	7.49%	SOFR + 3.72%	10/11/2027	350,000	3,607	—	3,143
Sumitomo Mitsui Banking Corporation	September 2025 Notes	7.05%	SOFR + 2.97%	9/29/2025	200,000	262	—	1,022
Sumitomo Mitsui Banking Corporation	November 2028 Notes	7.30%	SOFR + 3.06%	11/27/2028	500,000	17,000	—	3,318
Goldman Sachs Bank USA	January 2031 Notes	6.25%	SOFR + 2.46%	1/25/2031	250,000	6,664	—	6,664
BNP Paribas US	January 2031 Notes	6.25%	SOFR + 2.45%	1/25/2031	250,000	6,542	—	6,542
Deutsche Bank	July 2029 Notes	5.95%	SOFR + 1.74%	7/16/2029	500,000	20,121	—	20,121
BNP Paribas US	September 2027 Notes	4.95%	SOFR + 1.69%	9/26/2027	400,000	(1,306)	—	(1,306)
Sumitomo Mitsui Banking Corporation	April 2030 Notes	5.25%	SOFR + 2.01%	4/1/2030	400,000	(1,243)	—	(1,243)

Total Interest Rate Swaps						$(9,565)	$—	$112,836

(1)	For interest rates swaps designated in qualifying hedge relationships, the change in fair value is recorded in Interest expense in the Condensed Consolidated Statements of Operations.

MANAGEMENT
The information included under the captions “Directors, Executive Officers and Corporate Governance”, “Executive Compensation”, and “Certain Relationships and Related Transactions, and Director Independence” Part III, Item 10, Item 11 and Item 13, respectively, of our most recent Annual Report on Form 10-K is incorporated herein by reference.

PORTFOLIO MANAGEMENT
Blackstone Private Credit Strategies LLC serves as our investment adviser and Blackstone Credit BDC Advisors LLC serves as our investment sub-adviser. The Advisers are registered as investment advisers under the Advisers Act. Subject to the overall supervision of our Board of Trustees, the Advisers will manage the day-to-day operations of, and provide investment advisory and management services to, us.
Investment Personnel
Our senior staff of investment personnel currently consists of the members of the Investment Committee. The Investment Committee is currently comprised of Brad Marshall, Michael Zawadzki, Michael Carruthers, Brad Colman, Justin Hall, Robert Horn, Valerie Kritsberg, Daniel Leiter, Ferdinand Niederhofer, Daniel Oneglia, Robert Petrini, and Louis Salvatore. The portfolio managers primarily responsible for the day-to-day management of the Fund are Brad Marshall, Teddy Desloge and Michael Zawadzki.
The Advisers are currently staffed with 626 employees, including the investment personnel noted above. In addition, the Advisers may retain additional investment personnel in the future based upon their needs.
The table below shows the dollar range of Common Shares owned by the portfolio managers as of December 31, 2023:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Company (1)
Brad Marshall	over $1,000,000
Michael Zawadzki	$100,001 – $500,000
Teddy Desloge	$100,001 – $500,000

(1)	Dollar ranges are as follows: None, $1 – $10,000, $10,001 – $50,000, $50,001 – $100,000, $100,001 – $500,000, $500,001 – $1,000,000, or over $1,000,000.
Other Accounts Managed by Portfolio Managers
The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of December 31, 2023: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager; (ii) the total assets of such companies, vehicles and accounts; and (iii) the number and total assets of such companies, vehicles and accounts that are subject to an advisory fee based on performance.
Brad Marshall

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a performance Fee	Assets Subject to a performance Fee
Registered investment companies	—	—	—	—
Other pooled investment vehicles (1)	4	$77.56 billion	4	$77.56 billion
Other accounts	16	$18.28 billion	11	$13.13 billion

Michael Zawadzki

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a performance Fee	Assets Subject to a performance Fee
Registered investment companies	—	—	—	—
Other pooled investment vehicles (1)	5	$87.56 billion	5	$87.56 billion
Other accounts	13	$4.01 billion	7	$2.36 billion
Teddy Desloge

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a performance Fee	Assets Subject to a performance Fee
Registered investment companies	—	—	—	—
Other pooled investment vehicles (1)	5	$77.93 billion	5	$77.93 billion
Other accounts	8	$7.27 billion	7	$7.00 billion

(1)	Includes management investment companies that have elected to be regulated as business development companies under the 1940 Act.
Compensation of the Portfolio Managers
The Advisers’ financial arrangements with the portfolio managers, their competitive compensation and their career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary and a discretionary bonus.
Base Compensation
. Generally, portfolio managers receive base compensation and employee benefits based on their individual seniority and/or their position with the Advisers.
Discretionary Compensation
. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation is based on individual seniority, contributions to the Advisers and performance of the client assets that the portfolio manager has primary responsibility for. The discretionary compensation is not based on a precise formula, benchmark or other metric. These compensation guidelines are structured to closely align the interests of employees with those of the Advisers and their clients.
Investment Committee
Investment opportunities and follow-on investments in existing portfolio companies will generally require the unanimous approval of the Investment Committee. The Investment Committee will meet regularly to consider our investments, direct our strategic initiatives and supervise the actions taken by the Advisers on our behalf. In addition, the Investment Committee reviews and determines whether to make prospective investments identified by the Advisers and monitors the performance of our investment portfolio. The day-to-day management of investments approved by the Investment Committees will be overseen by investment personnel.
All of the Investment Committee members have ownership and financial interests in, and may receive compensation and/or profit distributions from, the Advisers. None of the Investment Committee members receive any direct compensation from us. See “
Control Persons and Principal Shareholders
” for additional information about equity interests held by certain of these individuals.

Members of the Investment Committee and Portfolio Managers Who Are Not Our Trustees or Executive Officers
Michael Zawadzki (Portfolio Manager)
,
Senior Managing Director, Global Chief Investment Officer of Blackstone Credit & Insurance
. Michael Zawadzki is the Global Chief Investment Officer for Blackstone Credit & Insurance based in New York. Prior to joining Blackstone in 2006, Mr. Zawadzki was with Citigroup Private Equity. Before that, he worked in the investment banking division of Salomon Smith Barney. Mr. Zawadzki received a BS in Economics from the Wharton School of the University of Pennsylvania.
Michael Carruthers
,
Senior Managing Director, Co-Chief Investment Officer for Blackstone Credit & Insurance European and APAC Private Credit Businesses.
Mike Carruthers is a Senior Managing Director and the Co-Chief Investment Officer for Blackstone Credit & Insurance European and APAC private credit businesses based in London. Mr. Carruthers is involved in the origination, researching, structuring, and managing of our investments. Mr. Carruthers re-joined the London team in 2022 after having previously relocated to Toronto, Canada to focus on Blackstone Credit origination efforts in Canada and the Midwest. Mr. Carruthers previously worked in the London office 2006- 2019. Prior to joining Blackstone, Mr. Carruthers worked in the investment banking division of Credit Suisse. Mr. Carruthers graduated with Honors in Business Administration from the Richard Ivey School of Business at the University of Western Ontario.
Brad Colman
,
Senior Managing Director, Global Head of Healthcare for Private Credit Strategies
. Brad Colman is a Senior Managing Director and is the Global Head of Healthcare investing for Private Credit Strategies in Blackstone Credit & Insurance based in New York. Mr. Colman has been with Blackstone since 2012, focusing on originating, analyzing, executing and monitoring credit investments for the Performing Credit Group. Before joining Blackstone in 2012, Mr. Colman worked as a Director in the Strategic Investments group at PartnerRe, a Senior Associate in the sponsor finance team at American Capital, and an Analyst in Merrill Lynch’s investment banking group. Mr. Colman graduated magna cum laude from New York University’s Leonard N. Stern School of Business with a BS in Finance, Accounting, and Operations.
Justin Hall
,
Senior Managing Director, Global Head of Business Services for Blackstone Credit & Insurance
. Justin Hall is a Senior Managing Director and is the Global Head of Business Services in Blackstone Credit & Insurance based in New York. Mr. Hall has been with Blackstone since 2007, focused on originating, structuring, and managing credit investments. Prior to joining Blackstone, Mr. Hall worked in the Leveraged Finance Group at Merrill Lynch in New York. Mr. Hall graduated from Cornell University with a BA in Information Science.
Robert Horn
,
 Senior Managing Director, Global Head of Infrastructure and Asset Based Credit for Blackstone Credit & Insurance
. Robert Horn is the Global Head of Infrastructure and Asset Based Credit in Blackstone Credit & Insurance based in New York, which comprises the firm’s activities in infrastructure credit, energy transition, and asset based finance. Mr. Horn joined Blackstone Credit at its inception in 2005. Prior to joining Blackstone, Mr. Horn worked in Credit Suisse’s Global Energy Group, where he advised on high yield financings and merger and acquisition assignments for companies in the power and utilities sector. Mr. Horn has a Bachelor of Commerce from McGill University, where he graduated with academic honors. Mr. Horn serves on the board of directors for various companies in the energy transition sector, including Altus Power, ClearGen, and M6 Midstream.
Valerie Kritsberg
,
Senior Managing Director, Global Head of Capital Markets and Trading for Blackstone Credit & Insurance
. Valerie Kritsberg is a Senior Managing Director and the Global Head of Capital Markets and Trading for Blackstone Credit & Insurance based in New York Ms. Kritsberg leads Blackstone Credit & Insurance’s capital markets origination and sourcing across both liquid and private strategies. Ms. Kritsberg’s team acts as a single point of contact within Blackstone Credit & Insurance for banks, broker dealers and other key market participants. Since joining Blackstone Credit & Insurance, Ms. Kritsberg has focused on the group’s public and private market investments including distressed and special situation investments across multiple industries. Prior to joining Blackstone Credit & Insurance in 2005, Ms. Kritsberg worked in Credit Suisse First Boston’s Global Energy Investment Banking Group where she worked on equity, leveraged finance and M&A transactions for a number of corporate and private equity clients. Ms. Kritsberg received a BS from New York University, Leonard N. Stern School of Business.
Daniel Leiter
,
Senior Managing Director, Head of International; Global Head of Liquid Credit Strategies for Blackstone Credit & Insurance.
Prior to joining Blackstone in 2024, Mr. Leiter worked at Morgan Stanley where he was most recently a Managing Director in Fixed Income based in London. At Morgan Stanley, Mr. Leiter was globally responsible for the Securitized Products Trading and Alternative Financing businesses. Mr. Leiter was also the head of European Securitized Products across all business lines including trading, sales, structuring and lending. Mr. Leiter received a BA in Economics from Middlebury College where he graduated Phi-Beta-Kappa.
Ferdinand Niederhofer
,
Senior Managing Director, Global Head of Technology Investing for Blackstone Credit & Insurance.
Mr. Niederhofer is based in San Francisco and has been with Blackstone since 2011 and has worked across the London, New York, and San Francisco offices. Prior to joining Blackstone, Mr. Niederhofer worked in the Investment Banking and Global Capital Markets divisions for Morgan Stanley in London. Mr. Niederhofer received a Business Administration degree from The University of St. Gallen, Switzerland, and an MBA with Distinction from INSEAD, France.
Daniel Oneglia
,
Senior Managing Director, Global CIO of Liquid Credit Strategies
. Daniel Oneglia is a Senior Managing Director, the global CIO of Liquid Credit Strategies, and leads liquid asset allocation for Blackstone Credit & Insurance based in New York. Mr. Oneglia has spent his entire career in credit markets. Before joining Blackstone in 2019, he spent 20 years at Goldman Sachs where he was a partner and led the Americas Multi-Strategy Investment (MSI) team within the Special Situations Group (SSG). Prior to that, he co-led the same team from 2009 to 2017. Mr. Oneglia graduated from Princeton University with a B.A. in History and a Certificate in Latin American Studies. Mr. Oneglia serves as the Chair of the Board of Trustees for The New York Foundling.
Robert Petrini
,
Senior Managing Director, Chief Investment Officer of North American Private Credit
. Robert Petrini is a Senior Managing Director and the Chief Investment Officer of North American Private Credit. Before joining Blackstone in 2005, Mr. Petrini was a Principal of DLJ Investment Partners, the $1.6 billion mezzanine fund of CSFB’s Alternative Capital Division. Prior to that, Mr. Petrini was a member of DLJ’s Leveraged Finance Group since 1997. Mr. Petrini graduated magna cum laude with a B.S. in Economics from the Wharton School of the University of Pennsylvania, where he was a Joseph Wharton and Benjamin Franklin Scholar.
Louis Salvatore
,
Senior Managing Director
. Lou Salvatore is a Senior Managing Director and leads opportunistic asset allocation for Blackstone Credit & Insurance based in New York. Mr. Salvatore is responsible for sourcing, diligence, structuring and managing performing credit investments. Before joining Blackstone in 2005, Mr. Salvatore was a Principal of DLJ Investment Partners, the mezzanine fund of CSFB’s Alternative Capital Division. Mr. Salvatore joined CSFB in 2000 when it acquired DLJ, where he was a member of the Merchant Banking Group. He had been a member of DLJ’s Leveraged Finance Group, specializing in corporate restructurings. Prior to that, he worked for Kidder Peabody. Mr. Salvatore received a BA in Economics from Cornell University and an MBA from the Wharton School of the University of Pennsylvania.
Other Members of the Portfolio Management Team
Teddy Desloge (Portfolio Manager)
,
 Managing Director, Chief Financial Officer.
Please see Mr. Desloge’s biography provided in “Management.”

MANAGEMENT AND OTHER AGREEMENTS
The information included under the captions “Business—Our Administrator”, “Business —Investment Advisory Agreement”, “Business —Administration Agreement”, “Business—Certain Terms of the Investment Advisory Agreement”, “Business—Expense Support”, “Business—Distributions” and “Business—Distribution Reinvestment Plan” in Part 1, Item 1 of our most recent Annual Report on Form 10-K and “Notes to Condensed Consolidated Financial Statements (Unaudited)—Note 12. Subsequent Events” is incorporated herein by reference.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
The following table sets forth, as of January 27, 2025, the beneficial ownership of each current trustee, the Fund’s executive officers and the executive officers and trustees as a group. We are not aware of any person that beneficially owns 5% or more of the outstanding voting shares. Percentage of beneficial ownership is based on 1,586,451,834 Common Shares outstanding as of January 27, 2025.
Beneficial ownership is determined in accordance with the rules of the SEC and includes voting or investment power with respect to the securities. There are no Common Shares subject to options that are currently exercisable or exercisable within 60 days of the Continuous Offering.

	Type of Ownership	Number	Percentage
Interested Trustees
Brad Marshall	Record/Beneficial	86,593	*
Vikrant Sawhney	Record/Beneficial	50,856	*
Independent Trustees
Robert Bass	Record/Beneficial	5,773	*
Tracy Collins	—	—	—
Vicki L. Fuller	—	—	—
James F. Clark	Record/Beneficial	20,205	*
Michelle Greene	—	—	—
Executive Officers Who Are Not Trustees (1)
Jonathan Bock	—	—	—
Carlos Whitaker	Record/Beneficial	4,293	*
Teddy Desloge	Record/Beneficial	5,030	*
Katherine Rubenstein	Record/Beneficial	3,939	*
Matthew Alcide	—	—	—
Oran Ebel	—	—	—
William Renahan	—	—	—
Stacy Wang	—	—	—
Lucie Enns	—	—	—
All Trustees and Executive Officers as a Group (16 persons)		176,689	*

*	Less than 1%.
(1)	The address for all of the Fund’s officers and Trustees is c/o Blackstone Private Credit Strategies LLC, 345 Park Avenue, 31st Floor, New York, NY 10154.

DETERMINATION OF NET ASSET VALUE
The information included under the caption “Business—Valuation Procedures” in Part 1, Item 1 of our most recent Annual Report on Form 10-K is incorporated herein by reference.

DISTRIBUTION REINVESTMENT PLAN
The information included under the caption “Business—Distribution Reinvestment Plan” in Part 1, Item 1 of our most recent Annual Report on Form 10-K is incorporated herein by reference.

CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS
Certain material U.S. federal income tax considerations relating to the purchase, ownership and disposition of the debt securities offered hereby will be set forth in the applicable prospectus supplement.

DESCRIPTION OF OUR DEBT SECURITIES
We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.
As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “
 — Events of Default — Remedies if an Event of Default Occurs
.” Second, the trustee performs certain administrative duties for us with respect to the debt securities.
This section includes a description of the material provisions of the indenture. Any accompanying prospectus supplement will describe any other material terms of the debt securities being offered thereunder. Because this section is a summary, however, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. We have filed the indenture with the SEC. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “
Available Information
” for information on how to obtain a copy of the indenture.
The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including among other things:

•	the designation or title of the series of debt securities;

•	the total principal amount of the series of debt securities;

•	the percentage of the principal amount at which the series of debt securities will be offered;

•	the date or dates on which principal will be payable;

•	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;

•	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;

•
whether any interest may be paid by issuing additional debt securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional debt securities);

•	the terms for redemption, extension or early repayment, if any;

•	the currencies in which the series of debt securities are issued and payable;

•
whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;

•	the place or places of payment, transfer, conversion and/or exchange of the debt securities;

•	the denominations in which the offered debt securities will be issued (if other than $1,000 and any integral multiple thereof);

•	the provision for any sinking fund;

•	any Events of Default (as defined in “Events of Default” below);

•	whether the series of debt securities is issuable in certificated form;

•	any provisions for defeasance or covenant defeasance;

•	any special U.S. federal income tax implications, including, if applicable, U.S. federal income tax considerations relating to original issue discount;

•
whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);

•	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;

•	whether the debt securities are subject to subordination and the terms of such subordination;

•	whether the debt securities are secured and the terms of any security interest;

•	the listing, if any, on a securities exchange; and

•	any other terms.
The debt securities may be secured or unsecured obligations. Under the provisions of the 1940 Act, we, as a BDC, are permitted to issue debt only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after each issuance of debt, but giving effect to any exemptive relief granted to us by the SEC. For a discussion of risks involved with incurring additional leverage, see “
Risk Factors
” in our annual, quarterly and other reports filed with the SEC from time to time. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.
General
The indenture provides that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“
offered debt securities
”) and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities (“
underlying debt securities
”) may be issued under the indenture in one or more series.
For purposes of this prospectus, any reference to the payment of principal of, or premium or interest, if any, on, debt securities will include additional amounts if required by the terms of the debt securities.
The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “
— Resignation of Trustee
” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.
Except as described under
“— Events of Default
” and “
— Merger or Consolidation
” below, the indenture does not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.

We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants, as applicable, that are described below, including any addition of a covenant or other provision providing event risk protection or similar protection.
We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.
Conversion and Exchange
If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio, and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.
Issuance of Securities in Registered Form
We may issue the debt securities in registered form, in which case we may issue them either in book-entry form only or in “certificated” form. Debt securities issued in book-entry form will be represented by global securities. We expect that we will usually issue debt securities in book-entry only form represented by global securities.
Book-Entry Holders
We will issue registered debt securities in book-entry form only, unless we specify otherwise in the applicable prospectus supplement. This means debt securities will be represented by one or more global securities registered in the name of a depositary that will hold them on behalf of financial institutions that participate in the depositary’s book-entry system. These participating institutions, in turn, hold beneficial interests in the debt securities held by the depositary or its nominee. These institutions may hold these interests on behalf of themselves or customers.
Under the indenture, only the person in whose name a debt security is registered is recognized as the holder of that debt security. Consequently, for debt securities issued in book-entry form, we will recognize only the depositary as the holder of the debt securities and we will make all payments on the debt securities to the depositary. The depositary will then pass along the payments it receives to its participants, which in turn will pass the payments along to their customers who are the beneficial owners. The depositary and its participants do so under agreements they have made with one another or with their customers; they are not obligated to do so under the terms of the debt securities.
As a result, investors will not own debt securities directly. Instead, they will own beneficial interests in a global security, through a bank, broker or other financial institution that participates in the depositary’s book-entry system or holds an interest through a participant. As long as the debt securities are represented by one or more global securities, investors will be indirect holders, and not holders, of the debt securities.
Street Name Holders
In the future, we may issue debt securities in certificated form or terminate a global security. In these cases, investors may choose to hold their debt securities in their own names or in “street name.” Debt securities held in street name are registered in the name of a bank, broker or other financial institution chosen by the investor, and the investor would hold a beneficial interest in those debt securities through the account he or she maintains at that institution.
For debt securities held in street name, we will recognize only the intermediary banks, brokers and other financial institutions in whose names the debt securities are registered as the holders of those debt securities, and we will make all payments on those debt securities to them. These institutions will pass along the payments they receive to their customers who are the beneficial owners, but only because they agree to do so in their customer agreements or because they are legally required to do so. Investors who hold debt securities in street name will be indirect holders, and not holders, of the debt securities.
Legal Holders
Our obligations, as well as the obligations of the applicable trustee and those of any third parties employed by us or the applicable trustee, run only to the legal holders of the debt securities. We do not have obligations to investors who hold beneficial interests in global securities, in street name or by any other indirect means. This will be the case whether an investor chooses to be an indirect holder of a debt security or has no choice because we are issuing the debt securities only in book-entry form.
For example, once we make a payment or give a notice to the holder, we have no further responsibility for the payment or notice even if that holder is required, under agreements with depositary participants or customers or by law, to pass it along to the indirect holders but does not do so. Similarly, if we want to obtain the approval of the holders for any purpose (for example, to amend an indenture or to relieve us of the consequences of a default or of our obligation to comply with a particular provision of an indenture), we would seek the approval only from the holders, and not the indirect holders, of the debt securities. Whether and how the holders contact the indirect holders is up to the holders.
When we refer to you in this Description of Our Debt Securities, we mean those who invest in the debt securities being offered by this prospectus, whether they are the holders or only indirect holders of those debt securities. When we refer to your debt securities, we mean the debt securities in which you hold a direct or indirect interest.
Special Considerations for Indirect Holders
If you hold debt securities through a bank, broker or other financial institution, either in book-entry form or in street name, we urge you to check with that institution to find out:

•	how it handles securities payments and notices;

•	whether it imposes fees or charges;

•	how it would handle a request for the holders’ consent, if ever required;

•	whether and how you can instruct it to send you debt securities registered in your own name so you can be a holder, if that is permitted in the future for a particular series of debt securities;

•	how it would exercise rights under the debt securities if there were a default or other event triggering the need for holders to act to protect their interests; and

•	if the debt securities are in book-entry form, how the depositary’s rules and procedures will affect these matters.
Global Securities
As noted above, we usually will issue debt securities as registered securities in book-entry form only. A global security represents one or any other number of individual debt securities. Generally, all debt securities represented by the same global securities will have the same terms.

Each debt security issued in book-entry form will be represented by a global security that we deposit with and register in the name of a financial institution or its nominee that we select. The financial institution that we select for this purpose is called the depositary. Unless we specify otherwise in the applicable prospectus supplement, The Depository Trust Company, New York, New York, known as DTC, will be the depositary for all debt securities issued in book-entry form.
A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. We describe those situations below under “
—Termination of a Global Security
.” As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all debt securities represented by a global security, and investors will be permitted to own only beneficial interests in a global security. Beneficial interests must be held by means of an account with a broker, bank or other financial institution that in turn has an account with the depositary or with another institution that has an account with the depositary. Thus, an investor whose security is represented by a global security will not be a holder of the debt security, but only an indirect holder of a beneficial interest in the global security.
Special Considerations for Global Securities
As an indirect holder, an investor’s rights relating to a global security will be governed by the account rules of the investor’s financial institution and of the depositary, as well as general laws relating to securities transfers. The depositary that holds the global security will be considered the holder of the debt securities represented by the global security.
If debt securities are issued only in the form of a global security, an investor should be aware of the following:

•
an investor cannot cause the debt securities to be registered in his, her or its name and cannot obtain certificates for his, her or its interest in the debt securities, except in the special situations we describe below;

•
an investor will be an indirect holder and must look to his, her or its own bank or broker for payments on the debt securities and protection of his, her or its legal rights relating to the debt securities, as we describe under “
—Issuance of Securities in Registered Form
” above;

•	an investor may not be able to sell interests in the debt securities to some insurance companies and other institutions that are required by law to own their securities in non-book-entry form;

•
an investor may not be able to pledge his, her or its interest in a global security in circumstances where certificates representing the debt securities must be delivered to the lender or other beneficiary of the pledge in order for the pledge to be effective;

•
the depositary’s policies, which may change from time to time, will govern payments, transfers, exchanges and other matters relating to an investor’s interest in a global security. We and the trustee have no responsibility for any aspect of the depositary’s actions or for its records of ownership interests in a global security. We and the trustee also do not supervise the depositary in any way;

•	if we redeem less than all the debt securities of a particular series being redeemed, DTC’s practice is to determine by lot the amount to be redeemed from each of its participants holding that series;

•
an investor is required to give notice of exercise of any option to elect repayment of its debt securities, through its participant, to the applicable trustee and to deliver the related debt securities by causing its participant to transfer its interest in those debt securities, on DTC’s records, to the applicable trustee;

•
DTC requires that those who purchase and sell interests in a global security deposited in its book-entry system use immediately available funds; your broker or bank may also require you to use immediately available funds when purchasing or selling interests in a global security; and

•
financial institutions that participate in the depositary’s book-entry system, and through which an investor holds its interest in a global security, may also have their own policies affecting payments, notices and other matters relating to the debt securities; there may be more than one financial intermediary in the chain of ownership for an investor; we do not monitor, nor are we responsible for the actions of, any of those intermediaries.

Termination of a Global Security
If a global security is terminated for any reason, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated debt securities directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders. We have described the rights of legal holders and street name investors under “
—Issuance of Securities in Registered Form
” above.
The prospectus supplement may list situations for terminating a global security that would apply only to the particular series of debt securities covered by the prospectus supplement. If a global security is terminated, only the depositary, and not us or the applicable trustee, is responsible for deciding the investors in whose names the debt securities represented by the global security will be registered and, therefore, who will be the holders of those debt securities.
Payment and Paying Agents
We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Since we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”
Payments on Global Securities
We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants, as described under “
—Special Considerations for Global Securities
.”
Payments on Certificated Securities
We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date to the holder of debt securities as shown on the trustee’s records as of the close of business on the regular record date at our office and/or at other offices that may be specified in the prospectus supplement. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, New York and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.
Alternatively, at our option, we may pay any cash interest that becomes due on the debt security by mailing a check to the holder at his, her, or its address shown on the trustee’s records as of the close of business on the regular record date or by transfer to an account at a bank in the United States, in either case, on the due date.

Payment When Offices Are Closed
If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the attached prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.
Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.
Events of Default
You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.
The term “Event of Default” in respect of the debt securities of your series means any of the following:

•	we do not pay the principal of (or premium, if any, on) a debt security of the series within five days of its due date;

•	we do not pay interest on a debt security of the series within 30 days of its due date;

•	we do not deposit any sinking fund payment in respect of debt securities of the series within five days of its due date;

•
we remain in breach of a covenant in respect of debt securities of the series for 90 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25.0% of the principal amount of debt securities of the series);

•	we voluntarily file for bankruptcy or consent to the commencement of certain other events of bankruptcy, insolvency or reorganization;

•
a court of competent jurisdiction enters an order or decree under bankruptcy law that is for relief against us in an involuntary case or proceeding, adjudges us bankrupt or insolvent or orders the winding up or liquidation of us and the continuance of any such decree or order remains undischarged or unstayed for a period of 90 days;

•
the series of debt securities has an asset coverage, as such term is defined in the 1940 Act, of less than 100.0% on the last business day of each of 24 consecutive calendar months, giving effect to any exemptive relief granted to us by the SEC; or

•	any other Event of Default in respect of debt securities of the series described in the prospectus supplement occurs.
An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium, interest, or sinking or purchase fund installment, if it in good faith considers the withholding of notice to be in the interest of the holders.
Remedies if an Event of Default Occurs
If an Event of Default has occurred and is continuing, the trustee or the holders of not less than 25.0% in principal amount of the outstanding debt securities of the affected series may (and the trustee shall at the request of such holders) declare the entire principal amount of all the outstanding debt securities of that series to be due and immediately payable by a notice in writing to us (and to the trustee if given by such holders). This is called a declaration of acceleration of maturity. A declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the outstanding debt securities of the affected series if (1) we have deposited with the trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.
The trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee protection from expenses and liability reasonably satisfactory to it (called an “
indemnity
”). If indemnity reasonably satisfactory to the trustee is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.
Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

•	you must give the trustee written notice that an Event of Default with respect to the relevant series of debt securities has occurred and remains uncured;

•
the holders of at least 25.0% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer indemnity, security, or both reasonably satisfactory to the trustee against the costs, expenses, and other liabilities of taking that action;

•	the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security; and

•
the holders of a majority in principal amount of the outstanding debt securities of that series must not have given the trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.
Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.
Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.
Waiver of Default
Holders of a majority in principal amount of the outstanding debt securities of the affected series may waive any past defaults other than a default:

•	in the payment of principal, any premium or interest; or

•	in respect of a covenant that cannot be modified or amended without the consent of each holder.
Merger or Consolidation

•
Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, we may not take any of these actions unless all the following conditions are met:

•	where we merge out of existence or sell substantially all of our assets, the resulting entity or transferee must agree to be legally responsible for our obligations under the debt securities;

•
the merger or sale of assets must not cause a default on the debt securities and we must not already be in default (unless the merger or sale would cure the default). For purposes of this no-default test, a default would include an Event of Default that has occurred and has not been cured, as described under “Events of Default” above. A default for this purpose would also include any event that would be an Event of Default if the requirements for giving us a notice of default or our default having to exist for a specific period of time were disregarded;

•	we must deliver certain certificates and documents to the trustee; and

•	we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.
Modification or Waiver
There are three types of changes we can make to the indenture and the debt securities issued thereunder.
Changes Requiring Your Approval
First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:

•	change the stated maturity of the principal of or interest on a debt security or the terms of any sinking fund with respect to any security;

•	reduce any amounts due on a debt security;

•
reduce the amount of principal payable upon acceleration of the maturity of an original issue discount or indexed security following a default or upon the redemption thereof or the amount thereof provable in a bankruptcy proceeding;

•	adversely affect any right of repayment at the holder’s option;

•	change the place or currency of payment on a debt security (except as otherwise described in the prospectus or prospectus supplement);

•	impair your right to sue for payment;

•	adversely affect any right to convert or exchange a debt security in accordance with its terms;

•	modify the subordination provisions in the indenture in a manner that is adverse to outstanding holders of the debt securities;

•	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;

•	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;

•
modify any other aspect of the provisions of the indenture dealing with supplemental indentures with the consent of holders, waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and

•	change any obligation we have to pay additional amounts.
Changes Not Requiring Approval
The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as permitted by the indenture and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.
Changes Requiring Majority Approval
Any other change to the indenture and the debt securities would require the following approval:

•	if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and

•
if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

In each case, the required approval must be given by written consent.
The holders of a majority in principal amount of a series of debt securities issued under the indenture, voting together as one class for this purpose, may waive our compliance with some of the covenants applicable to that series of debt securities. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “—Changes Requiring Your Approval.”
Further Details Concerning Voting
When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

•
for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;

•
for debt securities whose principal amount is not known (for example, because it is based on an index), we will use the principal face amount at original issuance or a special rule for that debt security described in the prospectus supplement; and

•	for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.
Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption or if we, any other obligor, or any affiliate of us or any obligor own such debt securities. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “—Defeasance—Full Defeasance”.
We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. However, the record date may not be more than 30 days before the date of the first solicitation of holders to vote on or take such action. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within 11 months following the record date.
Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.
Defeasance
The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance
Under current U.S. federal tax law and the indenture, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance”. In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If we achieved covenant defeasance and your debt securities were subordinated as described under “—Indenture Provisions—Subordination” below, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit described in the first bullet below to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders. In order to achieve covenant defeasance, the following must occur:

•
we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;

•
we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if such covenant defeasance had not occurred;

•
we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;

•	defeasance must not result in a breach or violation of, or result in a default under, of the indenture or any of our other material agreements or instruments, as applicable;

•
no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and

•	satisfy the conditions for covenant defeasance contained in any supplemental indentures.
If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be such a shortfall. However, there is no assurance that we would have sufficient funds to make payment of the shortfall.
Full Defeasance
If there is a change in U.S. federal tax law or we obtain or there has been published an IRS ruling, as described in the second bullet below, we can legally release ourself from all payment and other obligations on the debt securities of a particular series (called “
full defeasance
”) if we put in place the following other arrangements for you to be repaid:

•
we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;

•
we must deliver to the trustee a legal opinion of our counsel confirming that there has been a change in current U.S. federal tax law or we obtain or there has been published an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if such defeasance had not occurred. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit;

•
we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with;

•	defeasance must not result in a breach or violation of, or constitute a default under, of the indenture or any of our other material agreements or instruments, as applicable;

•
no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and

•	satisfy the conditions for full defeasance contained in any supplemental indentures.
If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors, as applicable, if we ever became bankrupt or insolvent. If your debt securities were subordinated as described later under “—Indenture Provisions—Subordination”, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit referred to in the first bullet of the preceding paragraph to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders.
Form, Exchange and Transfer of Certificated Registered Securities
If registered debt securities cease to be issued in book-entry form, they will be issued:

•	only in fully registered certificated form;

•	without interest coupons; and

•	unless we indicate otherwise in the prospectus supplement, in denominations of $1,000 and amounts that are multiples of $1,000.
Holders may exchange their certificated securities for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed and as long as the denomination is greater than the minimum denomination for such securities.
Holders may exchange or transfer their certificated securities at the office of the trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourself.
Holders will not be required to pay a service charge to transfer or exchange their certificated securities, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent, as applicable, is satisfied with the holder’s proof of legal ownership.
If we have designated additional transfer agents for your debt security, they will be named in the prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.

If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.
If a registered debt security is issued in book-entry form, only the depositary will be entitled to transfer and exchange the debt security as described in this subsection, since it will be the sole holder of the debt security.
Resignation of Trustee
Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series and has accepted such appointment. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.
Indenture Provisions—Subordination
Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.
In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities, upon our dissolution, winding up, liquidation or reorganization before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.
By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities or the holders of any indenture securities that are not Senior Indebtedness. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.
Senior Indebtedness is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

•
our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed that we have designated as “Senior Indebtedness” for purposes of the indenture and in accordance with the terms of the indenture (including any indenture securities designated as Senior Indebtedness), and

•	renewals, extensions, modifications and refinancings of any of this indebtedness.
If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness and of our other Indebtedness outstanding as of a recent date.
Secured Indebtedness and Ranking
Certain of our indebtedness, including certain series of indenture securities, may be secured. The prospectus supplement for each series of indenture securities will describe the terms of any security interest for such series and will indicate the approximate amount of our secured indebtedness as of a recent date. Any unsecured indenture securities will effectively rank junior to any secured indebtedness, including any secured indenture securities, that we incur in the future to the extent of the value of the assets securing such future secured indebtedness. The debt securities, whether secured or unsecured, will rank structurally junior to all existing and future indebtedness (including trade payables) incurred by any subsidiaries, financing vehicles, or similar facilities we may have.
In the event of our bankruptcy, liquidation, reorganization or other winding up any of our assets that secure secured debt will be available to pay obligations on unsecured debt securities only after all indebtedness under such secured debt has been repaid in full from such assets. We advise you that there may not be sufficient assets remaining to pay amounts due on any or all unsecured debt securities then outstanding after fulfillment of this obligation. As a result, the holders of unsecured indenture securities may recover less, ratably, than holders of any of our secured indebtedness.
The Trustee under the Indenture
U.S Bank National Association serves as the trustee under the indenture.
Certain Considerations Relating To Foreign Currencies
Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.
Book-Entry Debt Securities
The Depository Trust Company (“
DTC
”), New York, NY, will act as securities depository for the debt securities. The debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully registered certificate will be issued for the debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC. If, however, the aggregate principal amount of any issue exceeds $500 million, one certificate will be issued with respect to each $500 million of principal amount, and an additional certificate will be issued with respect to any remaining principal amount of such issue.
DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments from over 100 countries that DTC’s participants (“
Direct Participants
”) deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly owned subsidiary of The Depository Trust & Clearing Corporation (“
DTCC
”).
DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly (“
Indirect Participants
”). DTC has a Standard & Poor’s rating of AA+. The DTC Rules applicable to its Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com.
Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security (“
Beneficial Owner
”) is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.
To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co., or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.
Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.
Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.
Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to the debt securities unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those Direct Participants to whose accounts the debt securities are credited on the record date (identified in a listing attached to the Omnibus Proxy).

Redemption proceeds, distributions, and distribution payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC or its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and distribution payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.
DTC may discontinue providing its services as depository with respect to the debt securities at any time by giving reasonable notice to us or the trustee. Under such circumstances, in the event that a successor depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.
The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

REGULATION
The information included under the captions “Business—Our Company”, “Business—Regulation as a Business Development Company” and “Business—Proxy Voting Policies and Procedures” in Part 1, Item 1 of our most recent Annual Report on Form 10-K is incorporated herein by reference.

PLAN OF DISTRIBUTION
We may offer, from time to time, in one or more offerings or series, our debt securities on terms to be determined at the time of the offering, in one or more underwritten public offerings, negotiated transactions, block trades, best efforts offerings or a combination of these methods.
We may sell our debt securities through underwriters or dealers, directly to one or more purchasers, through agents designated from time to time by us or through a combination of any such methods of sale. Any underwriter or agent involved in the offer and sale of the debt securities will be named in the applicable prospectus supplement. A prospectus supplement or supplements will also describe the terms of the offering of the debt securities, including: the purchase price of the debt securities and the proceeds we will receive from the sale; any options under which underwriters may purchase additional debt securities from us; any agency fees or underwriting discounts and other items constituting agents’ or underwriters’ compensation; the public offering price; any discounts or concessions allowed or re-allowed or paid to dealers; and any securities exchange or market on which the debt securities may be listed. Only underwriters named in the prospectus supplement will be underwriters of the debt securities offered by such prospectus supplement.
In connection with the sale of our debt securities, underwriters or agents may receive compensation from us, or from purchasers of the debt securities, for whom they may act as agents, in the form of discounts, concessions or commissions. Underwriters may sell the debt securities to or through dealers, and such dealers may receive compensation in the form of discounts, concessions or commissions from the underwriters and/or commissions from the purchasers for whom they may act as agents. Underwriters, dealers and agents that participate in the distribution of our debt securities may be deemed to be underwriters under the Securities Act, and any discounts and commissions they receive from us and any profit realized by them on the resale of the debt securities may be deemed to be underwriting discounts and commissions under the Securities Act. Any such underwriter or agent will be identified and any such compensation received from us will be described in the applicable prospectus supplement. The maximum aggregate commission or discount to be received by any member of the Financial Industry Regulatory Authority, or FINRA, or independent broker-dealer will not be greater than 8% of the gross proceeds of the sale of securities offered pursuant to this prospectus and any applicable prospectus supplement. We may also reimburse the underwriter or agent for certain fees and legal expenses incurred by it.
Any underwriter may engage in over-allotment, stabilizing transactions, short-covering transactions and penalty bids in accordance with Regulation M under the Exchange Act. Over-allotment involves sales in excess of the offering size, which create a short position. Stabilizing transactions permit bids to purchase the underlying security so long as the stabilizing bids do not exceed a specified maximum price. Syndicate-covering or other short-covering transactions involve purchases of the debt securities, either through exercise of the option to purchase additional debt securities from us or in the open market after the distribution is completed, to cover short positions. Penalty bids permit the underwriters to reclaim a selling concession from a dealer when the debt securities originally sold by the dealer are purchased in a stabilizing or covering transaction to cover short positions. Those activities may cause the price of the debt securities to be higher than it would otherwise be. If commenced, the underwriters may discontinue any of the activities at any time.
We may sell securities directly or through agents we designate from time to time. We will name any agent involved in the offering and sale of securities and we will describe any commissions we will pay the agent in the prospectus supplement. Unless the prospectus supplement states otherwise, the agent will act on a best-efforts basis for the period of its appointment.
We may use the net proceeds from the sale of our debt securities to acquire investments in companies, the terms of which will be further disclosed in a prospectus supplement if such debt securities are issued in an offering hereunder.

Unless otherwise specified in the applicable prospectus supplement, each issuance of debt securities will be a new issue with no trading market. We may elect to list any series of our debt securities on any exchange, but we are not obligated to do so. We cannot guarantee the liquidity of the trading markets for any of our debt securities.
Under agreements that we may enter, underwriters, dealers and agents who participate in the distribution of the debt securities may be entitled to indemnification by us against certain liabilities, including liabilities under the Securities Act, or contribution with respect to payments that the agents or underwriters may make with respect to these liabilities. Underwriters, dealers and agents may engage in transactions with, or perform services for, us in the ordinary course of business.
If so indicated in the applicable prospectus supplement, we will authorize underwriters or other persons acting as agents to solicit offers by certain institutions to purchase debt securities from us pursuant to contracts providing for payment and delivery on a future date. Institutions with which such contracts may be made include commercial and savings banks, insurance companies, pension funds, investment companies, educational and charitable institutions and others, but in all cases such institutions must be approved by us. The obligations of any purchaser under any such contract will be subject to the condition that the purchase of the debt securities shall not at the time of delivery be prohibited under the laws of the jurisdiction to which such purchaser is subject. The underwriters and such other agents will not have any responsibility in respect of the validity or performance of such contracts. Such contracts will be subject only to those conditions set forth in the prospectus supplement, and the prospectus supplement will set forth the commission payable for solicitation of such contracts.
We may enter into derivative transactions with third parties, or sell securities, including debt securities, not covered by this prospectus to third parties in privately negotiated transactions. If the applicable prospectus supplement indicates, in connection with those derivatives, the third parties may sell securities covered by this prospectus and the applicable prospectus supplement, including in short sale transactions. If so, the third party may use securities pledged by us or borrowed from us or others to settle those sales or to close out any related open borrowings of stock, and may use securities received from us in settlement of those derivatives to close out any related open borrowings of stock. The third parties in such sale transactions will be underwriters and, if not identified in this prospectus, will be identified in the applicable prospectus supplement.
In order to comply with the securities laws of certain states, if applicable, the debt securities offered hereby will be sold in such jurisdictions only through registered or licensed brokers or dealers.

CUSTODIAN, TRANSFER AND DISTRIBUTION PAYING AGENT AND REGISTRAR
Our securities are held under a custody agreement by State Street Bank and Trust Company. The address of the custodian is: 100 Summer Street, Floor 5, Boston, Massachusetts 02110. SS&C GIDS, Inc. acts as our transfer agent and distribution disbursing agent for our Common Shares. The principal business address of SS&C GIDS, Inc. is 430 W. 7th Street, Suite 219270, Kansas City, Missouri 64105-1594, telephone number: (816) 435-3455.

BROKERAGE ALLOCATION AND OTHER PRACTICES
Since we will generally acquire and dispose of our investments in privately negotiated transactions, we will infrequently use brokers in the normal course of our business. Subject to policies established by the Board, if any, the Advisers will be primarily responsible for the execution of any publicly-traded securities portfolio transactions and the allocation of brokerage commissions. The Advisers do not expect to execute transactions through any particular broker or dealer, but will seek to obtain the best net results for us, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, and operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While the Advisers generally will seek reasonably competitive trade execution costs, we will not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Advisers may select a broker based partly upon brokerage or research services provided to it and us and any other clients. In return for such services, we may pay a higher commission than other brokers would charge if the Advisers determine in good faith that such commission is reasonable in relation to the services provided.

LEGAL MATTERS
The validity of the debt securities offered hereby and certain legal matters for us in connection with the offering will be passed upon for us by Simpson Thacher & Bartlett LLP, Washington, D.C. and New York, New York and by Richards, Layton & Finger, P.A., Wilmington, Delaware.
Certain legal matters in connection with the offering will be passed upon for the underwriters, if any, by the counsel named in the prospectus supplement.

EXPERTS
The consolidated financial statements of the Company and its subsidiaries as of December 31, 2023 and 2022, and for the years ended December 31, 2023 and 2022 and for the period from January 7, 2021 (commencement of operations) to December 31, 2021, incorporated by reference in this prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, located at 30 Rockefeller Plaza, New York, New York, 10112, as stated in their report. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

AVAILABLE INFORMATION
We have filed with the SEC a registration statement on Form N-2, together with all amendments and related exhibits, under the Securities Act, with respect to the debt securities offered by this prospectus. The registration statement contains additional information about us and the debt securities being offered by this prospectus.
We also file with or submit to the SEC periodic and current reports and other information meeting the informational requirements of the Exchange Act.
This information is available free of charge by calling us collect at (212) 503-2100 or is directly available on our website at
www.bcred.com
. Information contained on our website is not incorporated by reference into this prospectus, and you should not consider that information to be part of this prospectus. The SEC maintains an Internet website that contains reports and information statements and other information filed electronically by us with the SEC which are available free of charge on the SEC’s Internet website at
www.sec.gov
. Copies of these reports and information statements and other information may be obtained, after paying a duplicating fee, by sending a request by email to:
publicinfo@sec.gov
.
All requests for information should be directed to:
Stakeholder Relations
Blackstone Private Credit Fund
345 Park Avenue, 31st Floor
New York, NY 10154
(212) 503-2100

INCORPORATION OF CERTAIN INFORMATION BY REFERENCE
This prospectus is part of a registration statement that we have filed with the SEC. We are allowed to “incorporate by reference” the information that we file with the SEC, which means that we can disclose important information to you by referring you to such information incorporated by reference. The information incorporated by reference is considered to comprise a part of this prospectus from the date we file any such document. Any reports filed by us with the SEC subsequent to the date of this prospectus and before the date that any offering of any debt securities by means of this prospectus and any accompanying prospectus supplement is terminated will automatically update and, where applicable, supersede any information contained in this prospectus or incorporated by reference in this prospectus.
We incorporate by reference into this prospectus our filings listed below and any future filings that we may file with the SEC under Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act, subsequent to the date of this prospectus until all of the debt securities offered by this prospectus and any accompanying prospectus supplement have been sold or we otherwise terminate the offering of those securities; provided, however, that information “furnished” under Item 2.02 or Item 7.01 of Form 8-K or other information “furnished” to the SEC which is not deem
e
d filed is not incorporated by reference in this prospectus and any accompanying prospectus supplement. Information that we file with the SEC subsequent to the date of this prospectus will automatically update and may supersede information in this prospectus, any accompanying prospectus supplement and other information previously filed with the SEC.
The prospectus incorporates by reference the documents set forth below that have been previously filed with the
SEC
:

•	our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, filed with the SEC on March 15, 2024;

•
our Quarterly Reports on Form 10-Q for the quarters ended March 31, 2024, June 30, 2024, and September 30, 2024 filed with the SEC on May 13, 2024, August 13, 2024 and November 13, 2024, respectively; and

•
our Current Reports on Form 8-K (other than any information furnished rather than filed) filed with the SEC on January 22, 2024, January 25, 2024, January 29, 2024, February 23, 2024, March 22, 2024, April 18, 2024, May 2, 2024, May 21, 2024, May 22, 2024, May 29, 2024, June 21, 2024, July 18, 2024, August 21, 2024, September 20, 2024, September 26, 2024, October 17, 2024, November 20, 2024, November 22, 2024, December 20, 2024, January 23, 2025, January 23, 2025 and January 29, 2025.

See “
Available Information
” for information on how to obtain a copy of these filings.

Blackstone Private Credit Fund

Debt Securities

PROSPECTUS

You should rely only on the information contained in this prospectus. No dealer, salesperson or other person is authorized to make any representations other than those contained in this prospectus and supplemental literature authorized by Blackstone Private Credit Fund and referred to in this prospectus, and, if given or made, such information and representations must not be relied upon. This prospectus is not an offer to sell nor is it seeking an offer to buy these securities in any jurisdiction where the offer or sale is not permitted. The information contained in this prospectus is accurate only as of the date of this prospectus, regardless of the time of delivery of this prospectus or any sale of these securities. You should not assume that the delivery of this prospectus or that any sale made pursuant to this prospectus implies that the information contained in this prospectus will remain fully accurate and correct as of any time subsequent to the date of this prospectus.

January 30, 2025

PART C

Other Information

Item 25. Financial Statements and Exhibits

(1) Financial Statements

The Report of Independent Registered Public Accounting Firm of Deloitte & Touche LLP, dated March 15, 2024, and the audited consolidated financial statements of Blackstone Private Credit Fund (and subsidiaries) as of December 31, 2023 and 2022 and for the years ended December 31, 2023 and 2022 and for the period from January 7, 2021 (commencement of operations) to December 31, 2021 included in our 2023 Annual Report, are incorporated by reference in this Registration Statement.

The interim unaudited consolidated financial statements of Blackstone Private Credit Fund (and subsidiaries) as of September 30, 2024, June 30, 2024 and March 31, 2024 included in our Quarterly Reports filed on November 13, 2024, August 13, 2024 and May 13, 2024, respectively, are also incorporated by reference.

(2) Exhibits

(a)	Fifth Amended and Restated Declaration of Trust of the Registrant (incorporated by reference to Exhibit 3.1 to the Registrant’s Current Report on Form 8-K, filed on February 23, 2024).

(b)	Second Amended and Restated Bylaws (incorporated by reference to Exhibit 3.2 to the Registrant’s Current Report on Form 8-K, filed on February 23, 2024).

(d)(1)	Form of Subscription Agreement (incorporated by reference to Appendix A to Supplement No. 3 dated November 19, 2024 to the to the Registrant’s Registration Statement on Form N-2 (File No. 333-278996), filed on April 26, 2024).

(d)(2)	Form T-1 Statement of Eligibility of U.S. Bank Trust Company, National Association, as Trustee.*

(e)	Amended and Restated Distribution Reinvestment Plan, effective as of November 7, 2024 (incorporated by reference to Exhibit 10.6 to the Registrant’s Quarterly Report on Form 10-Q, filed on November 13, 2024).

(g)(1)	Second Amended and Restated Investment Advisory Agreement between the Registrant and the Adviser, dated November 7, 2024, and effective as of January 1, 2025 (incorporated by reference to Exhibit 10.2 to the Registrant’s Quarterly Report on Form 10-Q filed on November 13, 2024).

(g)(2)	Sub-Advisory Agreement among the Registrant, the Adviser and the Sub-Adviser, dated November 7, and effective as of January 1, 2025 (incorporated by reference to Exhibit 10.3 to the Registrant’s Quarterly Report on Form 10-Q filed on November 13, 2024).

(h)(1)	Intermediary Manager Agreement between the Registrant and the Intermediary Manager, dated October 5, 2020 (incorporated by reference to Exhibit 10.2 to the Registrant’s Annual Report on Form 10-K, filed on March 5, 2021).

(h)(2)	Form of Selected Intermediary Agreement (incorporated by reference to Exhibit (h)(2) to the Registrant’s Registration Statement on Form N-2, filed on September 30, 2020).

(h)(3)	Distribution and Shareholder Servicing Plan of the Registrant, dated October 5, 2020 (incorporated by reference to Exhibit 10.4 to the Registrant’s Annual Report on Form 10-K, filed on March 5, 2021).

(h)(4)	Form of Underwriting Agreement.**

(j)	Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 5, 2020 (incorporated by reference to Exhibit 10.5 to the Registrant’s Annual Report on Form 10-K, filed on March 5, 2021).

(k)(1)	Administration Agreement between the Registrant and the Administrator, dated November 7, 2024, and effective as of January 1, 2025 (incorporated by reference to Exhibit 10.4 to the Registrant’s Quarterly Report on Form 10-Q filed on November 13, 2024).

(k)(2)	Sub-Administration Agreement between the Administrator and the Sub-Administrator, dated November 7, 2024, and effective as of January 1, 2025 (incorporated by reference to Exhibit 10.5 to the Registrant’s Quarterly Report on Form 10-Q filed on November 13, 2024).

(k)(3)	Escrow Agreement by and among the Registrant, Blackstone Securities Partners L.P., and UMB Bank, N.A., dated October 5, 2020 (incorporated by reference to Exhibit 10.7 to the Registrant’s Annual Report on Form 10-K, filed on March 5, 2021).

(k)(4)	Agency Agreement between the Registrant and SS&C GIDS, Inc. (formerly DST Systems, Inc.), dated October 5, 2020 (incorporated by reference to Exhibit 10.8 to the Registrant’s Annual Report on Form 10-K, filed on March 5, 2021).

(k)(5)	Multi-Class Plan, dated October 5, 2020 (incorporated by reference to Exhibit 10.14 to the Registrant’s Annual Report on Form 10-K, filed on March 5, 2021).

(k)(6)	Expense Support and Conditional Reimbursement Agreement by and between the Registrant and the Sub-Adviser, dated October 5, 2020 (incorporated by reference to Exhibit 10.9 to the Registrant’s Annual Report on Form 10-K, filed on March 5, 2021).

(k)(7)	Master Note Purchase Agreement, dated as of June 21, 2021, by and among the Registrant and the purchasers signatory thereto (incorporated by reference to Exhibit 4.1 to the Registrant’s Quarterly Report on Form 10-Q, filed on August 16, 2021).

(k)(8)	Master Note Purchase Agreement, dated May 3, 2022, by and among the Registrant and the purchasers party thereto (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on May 4, 2022).

(k)(9)	Master Note Purchase Agreement, dated October 11, 2022, by and among the Registrant and the Purchasers party thereto (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed October 14, 2022).

(k)(10)	Indenture, dated June 29, 2021, by and among BCRED BSL CLO 2021-1, Ltd. as issuer, BCRED BSL CLO 2021-1, LLC as co-issuer and U.S. Bank Trust Company, National Association, as trustee (filed as Exhibit 4.2 to the Registrant’s Quarterly Report on Form 10-Q, filed on August 16, 2021).

(k)(11)	Indenture, dated as of September 15, 2021, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.1 to the Registrant’s Current Report on Form 8-K, filed on September 15, 2021).

(k)(12)	Second Supplemental Indenture, dated as of September 15, 2021, relating to the 2.625% Notes due 2026, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on September 15, 2021).

(k)(13)	Third Supplemental Indenture, dated as of November 2, 2021, relating to the 1.750% Notes due 2026, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on November 2, 2021).

(k)(14)	Fifth Supplemental Indenture, dated as of November 22, 2021, relating to the 3.250% Notes due 2027, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on November 23, 2021).

(k)(15)	Sixth Supplemental Indenture, dated as of January 18, 2022, relating to the 2.700% Notes due 2025, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on January 20, 2022).

(k)(16)	Seventh Supplemental Indenture, dated as of January 18, 2022, relating to the 4.000% Notes due 2029, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on January 20, 2022).

(k)(17)	Eighth Supplemental Indenture, dated as of March 24, 2022, relating to the 4.700% Notes due 2025, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on March 28, 2022).

(k)(18)	Ninth Supplemental Indenture, dated as of April 14, 2022, relating to the 4.875% Notes due 2026, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on April 21, 2022).

(k)(19)	Tenth Supplemental Indenture, dated as of September 27, 2022, relating to the 7.050% Notes due 2025, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on September 27, 2022).

(k)(20)	Eleventh Supplemental Indenture, dated as of November 27, 2023, relating to the 7.300% Notes due 2028, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on November 28, 2023).

(k)(21)	Twelfth Supplemental Indenture, dated as of January 25, 2024, relating to the 6.250% Notes due 2031, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on January 29, 2024).

(k)(22)	Thirteenth Supplemental Indenture, dated as of May 29, 2024, relating to the 5.950% Notes due 2029, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on May 29, 2024).

(k)(23)	Fourteenth Supplemental Indenture, dated as of September 26, 2024, relating to the 4.950% Notes due 2027, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on September 26, 2024).

(k)(24)	Fifteenth Supplemental Indenture, dated as of September 26, 2024, relating to the 5.250% Notes due 2030, by and between the Registrant and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K, filed on September 26, 2024).

(k)(25)	Sixteenth Supplemental Indenture, dated as of November 22, 2024, relating to the 5.600% Notes due 2029, by and between the Fund and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on November 22, 2024).

(k)(26)	Seventeenth Supplemental Indenture, dated as of November 22, 2024, relating to the 6.000% Notes due 2034, by and between the Fund and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on November 22, 2024).

(k)(27)	Eighteenth Supplemental Indenture, dated as of January 29, 2025, relating to the 6.000% Notes due 2032, by and between the Fund and U.S. Bank Trust Company, National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on January 29, 2025).

(k)(28)	Form of 2.625% Notes due 2026 (incorporated by reference to Exhibit 4.5 to the Registrant’s Current Report on Form 8-K filed on September 15, 2021).

(k)(29)	Form of 1.750% Notes due 2026 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K filed on November 2, 2021).

(k)(30)	Form of 3.250% Notes due 2027 (incorporated by reference to Exhibit 4.5 to the Registrant’s Current Report on Form 8-K, filed on November 23, 2021).

(k)(31)	Form of 2.700% Notes due 2025 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on January 20, 2022).

(k)(32)	Form of 4.000% Notes due 2029 (incorporated by reference to Exhibit 4.5 to the Registrant’s Current Report on Form 8-K, filed on January 20, 2022).

(k)(33)	Form of 4.700% Notes due 2025 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on March 28, 2022).

(k)(34)	Form of 4.875% Notes due 2026 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on April 21, 2022).

(k)(35)	Form of 7.050% Notes due 2025 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on September 27, 2022).

(k)(36)	Form of 7.300% Notes due 2028 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on November 28, 2023).

(k)(37)	Form of 6.250% Notes due 2031 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on January 29, 2024).

(k)(38)	Form of 5.950% Notes due 2029 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on May 29, 2024).

(k)(39)	Form of 4.950% Notes due 2027 (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K, filed on September 26, 2024).

(k)(40)	Form of 5.250% Notes due 2030 (incorporated by reference to Exhibit 4.5 to the Registrant’s Current Report on Form 8-K, filed on September 26, 2024).

(k)(41)	Form of 5.600% Notes due 2029 (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K, filed on November 22, 2024).

(k)(42)	Form of 6.000% Notes due 2034 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on November 22, 2024).

(k)(43)	Form of 6.000% Notes due 2032 (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K, filed on January 29, 2025).

(k)(44)	Registration Rights Agreement, dated as of September 26, 2024, relating to the 4.950% Notes due 2027, by and among the Registrant and Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Wells Fargo Securities, LLC, Deutsche Bank Securities Inc., Morgan Stanley & Co. LLC and RBC Capital Markets, LLC as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.6 of the Registrant’s Current Report on Form 8-K filed on September 26, 2024).

(k)(45)	Registration Rights Agreement, dated as of September 26, 2024, relating to the 5.250% Notes due 2030, by and among the Registrant and Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Wells Fargo Securities, LLC, Barclays Capital Inc., J.P. Morgan Securities LLC and SMBC Nikko Securities America, Inc. as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.7 of the Registrant’s Current Report on Form 8-K filed on September 26, 2024).

(k)(46)	Registration Rights Agreement, dated as of November 22, 2024, relating to the 5.600% Notes due 2029, by and among the Fund and Wells Fargo Securities, LLC, Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, RBC Capital Markets, LLC and Truist Securities, Inc. as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.6 of the Registrant’s Current Report on Form 8-K filed on November 22, 2024).

(k)(47)	Registration Rights Agreement, dated as of November 22, 2024, relating to the 6.000% Notes due 2034, by and among the Fund and Wells Fargo Securities, LLC, Barclays Capital Inc., Citigroup Global Markets Inc., Goldman Sachs & Co. LLC and SMBC Nikko Securities America, Inc. as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.7 of the Registrant’s Current Report on Form 8-K filed on November 22, 2024).

(k)(48)	Securities Purchase Agreement, dated March 5, 2021, by and among the Registrant, Twin Peaks Parent LLC, BCRED Twin Peaks LLC, Teacher Retirement System of Texas and Blackstone Credit BDC Advisors LLC (incorporated by reference to Exhibit 10.3 to the Registrant’s Quarterly Report on Form 10-Q, filed on May 10, 2021).

(k)(49)	Amendment and Restatement Agreement dated as of May 6, 2022 to the Senior Secured Credit Agreement dated as of May 18, 2021, by and among the Registrant, each of the Lenders from time to time party thereto and Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on May 12, 2022).

(k)(50)	Amended and Restated Senior Secured Credit Agreement, dated May 6, 2022, by and among the Registrant, each of the Lenders from time to time party thereto and Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on May 12, 2022).

(k)(51)	First Amendment and Extension Agreement to the Amended and Restated Senior Secured Credit Agreement dated June 9, 2023, by and among the Registrant, each of the Lenders from time to time party thereto and Citibank, N.A., as administrative agent and collateral agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K, filed on June 13, 2023).

(k)(52)	Amended and Restated Senior Secured Credit Agreement dated June 9, 2023, by and among the Registrant, each of the Lenders from time to time party thereto and Citibank, N.A., as administrative agent and collateral agent (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K, filed on June 13, 2023).

(k)(53)	Amendment No. 2, dated June 12, 2024, to the Amended and Restated Senior Secured Credit Agreement dated May 6, 2022, by and among the Registrant, each of the Lenders from time to time party thereto and Citibank, N.A., as administrative agent and collateral agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 10-Q, filed on August 13, 2024).

(k)(54)	Amendment No. 3, dated August 6, 2024, to the Amended and Restated Senior Secured Credit Agreement dated May 6, 2022, by and among the Registrant, each of the Lenders from time to time party thereto and Citibank, N.A., as administrative agent and collateral agent (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 10-Q, filed on August 13, 2024).

(l)(1)	Opinion of Simpson Thacher & Bartlett LLP.*

(l)(2)	Opinion of Richards, Layton & Finger, P.A.*

(n)(1)	Consent of Independent Registered Public Accountant.*

(n)(2)	Power of Attorney.*

(p)	Subscription Agreement for Seed Capital (incorporated by reference to Exhibit (p) to the Registrant’s Registration Statement on Form N-2 (File No. 333-248432), filed on August 26, 2020).

(r)(1)	Code of Ethics of the Registrant (incorporated by reference to Exhibit 14 to the Registrant’s Annual Report on Form 10-K filed on March 17, 2023).

(r)(2)	Code of Ethics of the Advisers (incorporated by reference to Exhibit (r)(2) to the Registrant’s Registration Statement on Form N-2 (File No. 333-26447), filed on April 26, 2024).

(s)	Calculation of Filing Fee Table.*

101.INS	Inline XBRL Instance Document.*

101.SCH	Inline XBRL Taxonomy Extension Schema Document.*

101.CAL	Inline XBRL Taxonomy Extension Calculation Linkbase Document.*

101.DEF	Inline XBRL Taxonomy Extension Definition Linkbase Document.*

101.LAB	Inline XBRL Taxonomy Extension Label Linkbase Document.*

101.PRE	Inline XBRL Taxonomy Extension Presentation Linkbase Document.*

104	Cover Page Interactive Data File (formatted as Inline XBRL and contained in Exhibit 101).*

*	Filed herewith.
**	To be filed in a subsequent filing or amendment.

Item 26. Marketing Arrangements

Reference is made to Exhibit (h)(4) to this Registration Statement to be filed by post-effective amendment.

Item 27. Other Expenses of Issuance and Distribution

Not applicable.

Item 28. Persons Controlled by or Under Common Control

The following list sets forth each of our subsidiaries, the state or country under whose laws the subsidiary is organized, and the percentage of voting securities or membership interests owned by us in such subsidiary as of September 30, 2024:

Name	Jurisdiction	Ownership
BCRED MAROON PEAK FUNDING LLC	DELAWARE	100%
BCRED CASTLE PEAK FUNDING LLC	DELAWARE	100%
BCRED MIDDLE PEAK FUNDING LLC	DELAWARE	100%
BCRED SUMMIT PEAK FUNDING LLC	DELAWARE	100%
BCRED BARD PEAK FUNDING LLC	DELAWARE	100%
BCRED GRANITE PEAK FUNDING LLC	DELAWARE	100%
BCRED DENALI PEAK FUNDING LLC	DELAWARE	100%
BCRED BUSHNELL PEAK FUNDING LLC	DELAWARE	100%
BCRED BISON PEAK FUNDING LLC	DELAWARE	100%
BCRED BLANCA PEAK FUNDING LLC	DELAWARE	100%
BCRED WINDOM PEAK FUNDING LLC	DELAWARE	100%
BCRED INVESTMENTS LLC	DELAWARE	100%
BCRED TWIN PEAKS LLC	DELAWARE	100%
BCRED BEAR PEAK FUNDING LLC	DELAWARE	100%
BCRED BORAH PEAK FUNDING LLC	DELAWARE	100%
BCRED GANNETT PEAK FUNDING LLC	DELAWARE	100%
BCRED HAYDON PEAK FUNDING LLC	DELAWARE	100%
BCRED JACQUE PEAK FUNDING LLC	DELAWARE	100%
BCRED MONARCH PEAK FUNDING LLC	DELAWARE	100%
BCRED MERIDIAN PEAK FUNDING LLC	DELAWARE	100%
BCRED NAOMI PEAK FUNDING LLC	DELAWARE	100%
BCRED PHOENIX PEAK FUNDING LLC	DELAWARE	100%

Name	Jurisdiction	Ownership
BCRED BSL WH 2022-1 LLC	DELAWARE	100%
BCRED X HOLDINGS LLC	DELAWARE	100%
BCRED BSL CLO 2021-1 Ltd.	CAYMAN ISLANDS	100%
BCRED BSL CLO 2021-1, LLC	DELAWARE	100%
BCRED BSL CLO 2021-2, Ltd.	CAYMAN ISLANDS	100%
BCRED BSL CLO 2021-2, LLC	DELAWARE	100%
BCRED BSL CLO 2022-1 Ltd.	JERSEY	100%
BCRED BSL CLO 2022-1 LLC	DELAWARE	100%
BCRED MML CLO 2021-1 LLC	DELAWARE	100%
BCRED MML CLO 2022-1 LLC	DELAWARE	100%
BCRED MML CLO 2022-2 LLC	DELAWARE	100%
BCRED CLO 2023-1 DEPOSITOR LLC	DELAWARE	100%
BCRED CLO 2024-1 DEPOSITOR LLC	DELAWARE	100%
BCRED CLO 2024-2 DEPOSITOR LLC	DELAWARE	100%
BCRED CLO 2023-1 LLC	DELAWARE	100%
BCRED CLO 2024-1 LLC	DELAWARE	100%
BCRED CLO 2024-2 LLC	DELAWARE	100%
BCRED ASSOCIATES GP (Lux) S.à r.l	LUXEMBOURG	100%
BCRED DIRECT LENDING I (Lux) SCSp	LUXEMBOURG	100%
BCRED C-1 LLC	DELAWARE	100%
BCRED C-2 FUNDING LLC	DELAWARE	100%
BCRED C-3 FUNDING LLC	DELAWARE	100%

Item 29. Number of Holders of Securities

The following table sets forth the number of record holders of the Registrant’s Common Shares at January 27, 2025.

Title of Class	Number of Record Holders
Class I	50,107
Class D	674
Class S	68,800

Total	120,581

Item 30. Indemnification

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person in the successful defense of an action suit or proceeding) is asserted by a Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is again public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant obtains and maintains liability insurance for the benefit of its Trustees and officers (other than with respect to claims resulting from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office) on a claims-made basis.

Item 31. Business and Other Connections of Advisers

A description of any other business, profession, vocation or employment of a substantial nature in which Blackstone Private Credit Strategies LLC and Blackstone Credit BDC Advisors LLC, and each managing director, director or executive officer of Blackstone Private Credit Strategies LLC and Blackstone Credit BDC Advisors LLC, is or has been, during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “Management.” Additional information regarding Blackstone Private Credit Strategies LLC and Blackstone Credit BDC Advisors LLC and their officers and managing members is set forth in Part A of this Registration Statement, as incorporated herein by reference, and their Forms ADV, as filed with the Securities and Exchange Commission (SEC File Nos. 801-128455 and 801-113393, respectively).

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)	the Registrant;

(2)	the transfer agent;

(3)	the Custodian;

(4)	the Advisers; and

(5)	the Administrators.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

The Registrant undertakes:

(1) Not applicable.

(2) Not applicable.

(3) (a) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i) to include any prospectus required by Section 10(a)(3) of the Securities Act;

(ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement.

Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b), if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

provided, however, that paragraphs (a)(i), (ii) and (iii) of this section do not apply if the registration statement is filed pursuant to General Instruction A.2 of Form N-2 and the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the SEC by the Registrant pursuant to Section 13 or Section 15(d) of the Exchange Act that are incorporated by reference into the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b), that is part of the registration statement;

(b) That, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) To remove from registration by means of a post-effective amendment any of those securities being registered which remain unsold at the termination of the offering;

(d) That, for the purpose of determining liability under the Securities Act to any purchaser,

(i) if the Registrant is relying on Rule 430B:

(A) each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date;

(ii) that if the Registrant is subject to Rule 430C, each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than prospectuses relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness, provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use;

(e) That for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(ii) any free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(iii) the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iv) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4) That for the purposes of determining any liability under the Securities Act:

(a) the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

(b) each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof;

(5) That, for purposes of determining any liability under the Securities Act, each filing of the Registrant’s annual report pursuant to Section 13(a) or 15(d) of the Exchange Act that is incorporated by reference in the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

(7) To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on January 30, 2025.

BLACKSTONE PRIVATE CREDIT FUND

By:	/s/ Brad Marshall
Name:	Brad Marshall
Title:	Co-Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Brad Marshall Brad Marshall	Co-Chief Executive Officer and Trustee (Principal Executive Officer)	January 30, 2025

/s/ Jonathan Bock Jonathan Bock	Co-Chief Executive Officer (Principal Executive Officer)	January 30, 2025

/s/ Teddy Desloge Teddy Desloge	Chief Financial Officer (Principal Financial Officer)	January 30, 2025

/s/ Matthew Alcide Matthew Alcide	Chief Accounting Officer and Treasurer (Principal Accounting Officer)	January 30, 2025

/s/ Robert Bass* Robert Bass	Trustee	January 30, 2025

/s/ James F. Clark* James F. Clark	Trustee	January 30, 2025

/s/ Tracy Collins* Tracy Collins	Trustee	January 30, 2025

/s/ Vicki L. Fuller* Vicki L. Fuller	Trustee	January 30, 2025

/s/ Vikrant Sawhney* Vikrant Sawhney	Trustee	January 30, 2025

/s/ Michelle Greene* Michelle Greene	Trustee	January 30, 2025

*By:	/s/ Brad Marshall
Brad Marshall
As Agent or Attorney-in-Fact

January 30, 2025

The original power of attorney authorizing Brad Marshall to execute the Registration Statement, and any amendments thereto, for the trustees of the Registrant on whose behalf this Registration Statement is filed have been executed and filed as exhibits hereto.

Schedule of Exhibits

(d)(2)	Form T-1 Statement of Eligibility of U.S. Bank Trust Company, National Association, as Trustee.

(l)(1)	Opinion of Simpson Thacher & Bartlett LLP

(l)(2)	Opinion of Richards, Layton & Finger, P.A.

(n)(1)	Consent of Independent Registered Public Accountant

(n)(2)	Power of Attorney

(s)	Calculation of Filing Fee Table

101.INS	Inline XBRL Instance Document

101.SCH	Inline XBRL Taxonomy Extension Schema Document

101.CAL	Inline XBRL Taxonomy Extension Calculation Linkbase Document

101.DEF	Inline XBRL Taxonomy Extension Definition Linkbase Document

101.LAB	Inline XBRL Taxonomy Extension Label Linkbase Document

101.PRE	Inline XBRL Taxonomy Extension Presentation Linkbase Document

104	Cover Page Interactive Data File (formatted as Inline XBRL and contained in Exhibit 101)